UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-2.28%	2.86%	3.30%
Class T (incl. 4.00% sales charge)	-2.15%	2.88%	3.31%
Class B (incl. contingent deferred sales charge) A	-3.74%	2.72%	3.24%
Class C (incl. contingent deferred sales charge) B	0.13%	2.91%	2.94%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class A on December 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-exempt municipal bonds posted a moderate gain for calendar year 2015, driven by strong demand and limited supply. The Barclays Municipal Bond Index returned 3.30% for the year. However, the muni market faced a volatile stretch between April and June, when the focus of the market shifted to the credit challenges of a handful of high-profile issuers, including Puerto Rico, New Jersey, Illinois and Chicago. A common theme of unfunded pension liabilities for these issuers overshadowed a generally stable credit environment for state and local governments more broadly. The tax advantages of munis continued to appeal to investors, due to the higher federal income-tax rates and 3.8% Medicare tax on non-municipal investment income that took effect in 2013. At period end, investors continued to watch the flow of U.S. economic data for hints as to whether, when and by how much the U.S. Federal Reserve may raise policy interest rates in 2016, on the heels of its quarter-point rate hike in mid-December.

Comments from Lead Portfolio Manager Mark Sommer: For the year, the fund's share classes (excluding sales charges, if applicable) turned in modestly positive gains, net of fees, trailing the 2.82% gain of the Barclays® 1-17 Year Municipal Bond Index. I sought to generate attractive tax-exempt income and competitive risk-adjusted relative returns, including both price appreciation and income, over time. Detracting from the fund's performance versus the Barclays index was its overweighted exposure to Illinois general obligation bonds, securities backed by the city of Chicago and related entities, and New Jersey state-appropriated bonds. These securities lagged the index. In contrast, the fund's yield curve positioning - meaning how the fund was invested across bonds of various maturities - helped performance versus the index. The fund was overweighted bonds with maturities of 20 years and longer, which were the best-performing securities across the maturity spectrum, and underweighted two-year securities, the worst relative performers. Although I emphasized bonds with various maturities, I kept the fund's sensitivity to interest rates, as measured by its duration, roughly in line with the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.67%
Actual		$ 1,000.00	$ 1,022.10	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.64%
Actual		$ 1,000.00	$ 1,023.30	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.25%
Actual		$ 1,000.00	$ 1,019.20	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	1.42%
Actual		$ 1,000.00	$ 1,019.20	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Intermediate Municipal Income	.35%
Actual		$ 1,000.00	$ 1,024.70	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Class I	.43%
Actual		$ 1,000.00	$ 1,023.40	$ 2.19
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.7	13.6
Illinois	13.5	13.5
Texas	9.6	10.2
California	8.5	9.0
New York	7.8	7.9
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.5	39.7
Health Care	14.5	14.5
Transportation	10.3	9.9
Escrowed/Pre-Refunded	9.2	8.5
Electric Utilities	8.8	9.5
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	4.9	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.6%	AAA 7.3%
AA,A 73.3%	AA,A 75.9%
BBB 9.5%	BBB 7.5%
BB and Below 2.2%	BB and Below 2.0%
Not Rated 2.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,905
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,314
Montgomery Med. Clinic Facilities:
5% 3/1/26 (c)	2,000	2,294
5% 3/1/27 (c)	4,030	4,612
5% 3/1/28 (c)	4,350	4,946
5% 3/1/29 (c)	3,570	4,023
5% 3/1/30 (c)	4,305	4,828
		25,922
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,231
5% 10/1/17 (FSA Insured)	10,000	10,706
5% 10/1/18 (FSA Insured)	2,500	2,743
5.25% 10/1/20 (FSA Insured)	6,695	7,612
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,751
6% 1/1/27	1,400	1,528
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,877
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,445
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,463
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,487
5% 7/1/28	7,470	8,803
5% 7/1/29	8,140	9,527
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,195
5% 7/1/25 (FSA Insured)	2,125	2,577
5% 7/1/26 (FSA Insured)	3,670	4,386
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,221
Series 2011 C, 5% 7/1/21	1,000	1,187
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.6%, tender 2/1/16 (d)(e)	$ 12,500	$ 12,500
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,485
5% 7/1/25	2,000	2,349
Series 2012 A:
5% 7/1/22	500	600
5% 7/1/23	1,100	1,326
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	673
		125,100
California - 8.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,645
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,840
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,951
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,596
5% 12/1/29	4,865	5,680
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,135
5% 7/1/18 (Escrowed to Maturity)	3,480	3,834
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,601
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,025
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	2,200	2,216
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,419
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,136
6% 3/1/33	12,375	14,735
6% 4/1/38	7,500	8,668
6% 11/1/39	35,800	42,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 150	$ 176
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	115
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,099
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,803
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.81%, tender 7/1/17 (d)	4,500	4,536
Series 2011 D, 5% 8/15/35	3,000	3,473
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/16 (b)(d)(e)	36,700	36,701
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,206
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,206
5% 11/1/24	1,000	1,202
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,783
5.25% 10/1/25	4,000	4,770
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,442
Series 2012 A:
5% 4/1/22	2,100	2,522
5% 4/1/23	5,000	5,972
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,806
5% 12/1/21	2,500	2,988
Series 2009 G1, 5.75% 10/1/30	2,100	2,421
Series 2009 I, 6.125% 11/1/29	1,300	1,524
Series 2010 A, 5.75% 3/1/30	4,100	4,743
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,720
5.75% 11/1/28	5,000	5,712
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,815	$ 1,990
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,458
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,763
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,681
Series 2010 C, 5.25% 8/1/39	3,700	4,261
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,001
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,693
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,440
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,177
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,029
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,570
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,165
5% 7/1/23	3,800	4,387
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,335
5% 7/1/20	2,000	2,250
5% 7/1/21	1,500	1,685
5% 7/1/22	2,250	2,523
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,705
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,626
Series 2013, 6.25% 8/1/28	1,860	2,225
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County: - continued
Series 2015 A:
5% 8/1/28	$ 1,000	$ 1,177
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,866
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,929
Poway Unified School District Series B:
0% 8/1/36	12,950	5,922
0% 8/1/37	16,850	7,309
0% 8/1/38	4,650	1,923
0% 8/1/40	2,240	834
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,362
5% 9/1/28	1,600	1,837
5% 9/1/32	1,685	1,876
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,152
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	838
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,996
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,478
5.25% 8/1/26	2,200	2,464
5.5% 8/1/20	2,000	2,294
Series 2009 B, 5% 8/1/18	7,355	7,965
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,525
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,636
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,262
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,306
0% 7/1/39	7,200	2,853
0% 7/1/46	20,405	5,816
0% 7/1/47	13,000	3,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E, 0% 7/1/49	$ 4,500	$ 1,109
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,606
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,739
0% 8/1/37	2,000	858
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,394
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,758
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,359
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,205
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,779
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	346
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,912
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,088
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,293
		480,040
Colorado - 0.4%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,755
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,068
Bonds Series 2008 D3, 5%, tender 11/12/21 (d)	7,585	8,776
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2010 A: - continued
0% 9/1/37	$ 3,000	$ 1,249
0% 9/1/38	3,760	1,489
		24,255
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	15,942
Series 2009 B, 5% 3/1/18	4,965	5,397
Series 2012 C, 5% 6/1/16	12,230	12,460
Series 2012 E, 5% 9/15/23	3,000	3,571
Series 2013 A:
0.24% 3/1/16 (d)	1,400	1,400
0.35% 3/1/17 (d)	1,600	1,596
Series 2014 C, 5% 12/15/16	20,600	21,460
Series 2014 D, 2% 6/15/16	4,400	4,432
Series 2014 E, 4% 9/1/16	15,000	15,348
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,112
		86,718
Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,265
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,537
5% 1/1/24	1,270	1,528
5% 1/1/25	2,750	3,276
		8,341
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,240
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,549
		15,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 13.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	$ 3,300	$ 3,900
5% 7/1/30	7,455	8,607
Series 2015 C, 5% 7/1/24	3,000	3,608
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,701
Series A:
5% 10/1/29 (e)	4,210	4,905
5% 10/1/31 (e)	3,000	3,465
5% 10/1/32 (e)	4,000	4,602
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,228
Series 2012 A:
5% 7/1/21	5,380	6,306
5% 7/1/22	5,000	5,952
5% 7/1/25	5,635	6,543
5% 7/1/26	24,585	28,323
Series 2015 A:
5% 7/1/26	11,500	13,925
5% 7/1/27	9,165	11,012
5% 7/1/28	4,000	4,773
Series 2015 B:
5% 7/1/25	2,160	2,640
5% 7/1/26	11,670	14,131
5% 7/1/27	7,900	9,492
5% 7/1/28	13,510	16,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,108
Series 2011 A1, 5% 6/1/18	2,000	2,174
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,537
5% 12/1/23	2,245	2,646
5% 12/1/24	2,365	2,786
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,200
5% 7/1/28	1,000	1,179
5% 7/1/30	6,630	7,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	$ 3,400	$ 3,625
Series 2009 A, 5% 6/1/16	2,000	2,038
Series 2009 C, 5% 6/1/16	3,900	3,974
Series 2009 D, 5% 6/1/21	2,780	3,149
Series 2011 A, 5% 6/1/16	6,100	6,216
Series 2011 C:
5% 6/1/20	12,380	14,363
5% 6/1/22	10,000	11,867
Series 2011 E, 5% 6/1/24	5,000	5,911
Series 2012 C, 5% 6/1/16	5,600	5,706
Series A, 5.5% 6/1/38	1,800	1,979
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,576
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,629
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,125
5% 10/1/28	5,000	5,685
5% 10/1/29	2,725	3,076
5% 10/1/30	2,475	2,775
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,428
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,382
Series 2015 B:
5% 10/1/24	1,000	1,213
5% 10/1/27	1,500	1,809
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,450
5% 6/1/35	2,500	2,727
5% 6/1/46	2,340	2,510
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,795
5% 11/15/18	2,000	2,205
Series 2008 B, 6% 11/15/37	12,000	13,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 3,600	$ 4,486
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,211
5% 7/1/25	2,000	2,426
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,106
5% 9/1/22	2,270	2,575
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,797
5% 10/1/23	5,320	6,347
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,995
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,033
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,194
5% 6/1/26 (FSA Insured)	1,800	2,130
5% 6/1/28 (FSA Insured)	500	585
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,403
Series 2012 A:
5% 10/1/22 (e)	3,000	3,533
5% 10/1/24 (e)	10,000	11,581
5% 10/1/24	2,165	2,550
Series 2014 A:
5% 10/1/27 (e)	1,325	1,541
5% 10/1/29 (e)	2,805	3,224
5% 10/1/33 (e)	5,600	6,340
5% 10/1/37	7,400	8,444
Series 2015 A, 5% 10/1/35 (e)	2,500	2,810
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,642
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (Pre-Refunded to 4/1/16 @ 100)	3,200	3,241
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,866
Series 2014 A, 5% 7/1/44	2,900	3,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	$ 4,075	$ 4,979
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,284
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,968
5% 11/1/25	12,235	14,493
5% 11/1/26	7,950	9,335
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,965
Series 2015 B, 5% 5/1/28	13,690	15,962
Series 2015 D, 5% 2/1/30	6,500	7,586
Series 2016 A:
5% 8/1/27 (c)	7,560	9,063
5% 5/1/31 (c)	19,770	23,007
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,467
5% 7/1/42	1,675	1,859
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,874
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,415
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,117
5.75% 10/1/43	535	583
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,483
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,114
Series 2012 A, 5% 10/1/42	12,650	13,370
Series 2012 B, 5% 10/1/42	5,200	5,496
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,474
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,706
Series 2015 C, 5% 8/1/29	7,000	8,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,311
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.: - continued
Series 2011 B:
5% 10/1/20	$ 3,500	$ 4,074
Series 2012 A:
5% 10/1/23	1,700	2,083
5% 10/1/25	900	1,129
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,948
Series 2015 B:
5% 8/1/25	1,625	2,005
5% 8/1/27	8,285	10,069
5% 8/1/28	5,485	6,620
Series 2015 D:
5% 8/1/26	24,065	29,432
5% 8/1/27	10,910	13,260
5% 8/1/28	3,730	4,502
5% 8/1/26	10,460	12,793
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,699
Series 2011, 5% 10/1/24	8,600	10,264
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,335
5% 7/1/27	4,255	4,896
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,031
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,958
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,360
5% 10/1/18 (FSA Insured) (e)	10,515	11,465
5% 10/1/19 (FSA Insured) (e)	5,965	6,654
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,184
		771,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	$ 1,000	$ 1,224
5% 11/1/29	2,500	3,019
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,400
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,394
6.125% 9/1/40	7,190	7,810
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,773
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,613
5% 11/1/19	3,000	3,372
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	31,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,119
5.25% 1/1/20	1,625	1,868
Series 2008 D, 5.75% 1/1/19	11,500	12,799
Series 2009 B, 5% 1/1/16	2,500	2,500
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	725
Series 2011 A, 5% 1/1/21	9,000	10,508
Series GG:
5% 1/1/22	3,000	3,557
5% 1/1/24	3,625	4,307
5% 1/1/25	1,250	1,473
5% 1/1/26	5,000	5,877
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,691
Series Q, 5% 10/1/22	2,000	2,341
Series S:
5% 10/1/22	1,275	1,492
5% 10/1/24	2,425	2,861
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (d)	$ 6,785	$ 6,886
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,131
		160,046
Hawaii - 0.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,005
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,073
6.75% 11/1/37	2,600	2,951
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,837
		7,861
Illinois - 13.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	973
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,612
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,751
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,195
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,367
Series 2010 F:
5% 12/1/20	1,060	1,041
5% 12/1/31	20,065	17,931
Series 2011 A, 5.5% 12/1/39	5,900	5,354
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,111
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,145
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.) Series 1999:
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 17,310	$ 14,753
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2009 A, 5% 1/1/22	1,480	1,541
Series 2012 A:
5% 1/1/33	5,000	5,023
5% 1/1/34	2,090	2,094
Series 2012 C:
5% 1/1/23	4,115	4,325
5% 1/1/25	1,000	1,038
5% 1/1/26	1,310	1,331
5% 1/1/27	3,085	3,125
5.25% 1/1/29	12,100	12,703
5.25% 1/1/30	17,000	17,812
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (e)	6,500	7,136
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,169
5% 1/1/24	3,330	3,932
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 2010 D:
5.25% 1/1/18 (e)	750	805
5.25% 1/1/19 (e)	5,125	5,651
Series 2011 B, 5% 1/1/20	4,430	5,031
Series 2011 C, 6.5% 1/1/41	14,475	17,369
Series 2012 A, 5% 1/1/22	1,750	2,057
Series 2012 B, 5% 1/1/22 (e)	7,000	8,081
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,479
5% 1/1/23	3,400	3,713
5% 1/1/24	2,000	2,171
Series 2014 D, 4% 1/1/19	2,000	2,112
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	$ 1,700	$ 1,808
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	774
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,852
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,451
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,439
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,121
5% 12/15/24	1,000	1,113
Series 2012 C, 5% 12/15/25	2,120	2,346
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,752
Series 2010 G, 5% 11/15/25	2,940	3,197
Series 2011 A, 5.25% 11/15/24	1,500	1,653
Series 2012 C:
5% 11/15/22	2,000	2,246
5% 11/15/23	4,980	5,534
5% 11/15/24	18,655	20,623
5% 11/15/25 (FSA Insured)	520	570
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,853
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,645
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	848
Series 2006, 5.25% 5/1/24	2,420	2,450
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,615
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	24,623
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	$ 2,615	$ 3,005
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,818
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,439
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,142
5% 5/15/19	3,940	4,391
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,396
6.25% 5/1/21	6,395	7,479
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,732
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,595
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,369
Bonds Series E, 5%, tender 5/1/17 (d)	2,000	2,107
Series 2008 A, 5.625% 1/1/37	21,070	22,380
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,871
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	389
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,517
Series 2010 A:
5.5% 8/15/24	2,145	2,391
5.75% 8/15/29	1,440	1,594
Series 2012 A, 5% 5/15/23	1,480	1,721
Series 2012:
5% 9/1/32	8,100	8,820
5% 9/1/38	10,910	11,713
5% 11/15/43	3,265	3,501
Series 2013:
5% 11/15/26	2,675	3,015
5% 11/15/29	805	896
5% 5/15/43	7,800	8,048
Series 2015 A:
5% 11/15/27	1,045	1,232
5% 11/15/28	1,250	1,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2015 A:
5% 11/15/29	$ 1,885	$ 2,192
5% 11/15/32	3,475	3,978
5% 11/15/21	400	466
5% 11/15/26	3,025	3,616
5% 8/15/35	6,100	6,695
5% 8/15/44	29,100	31,430
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,098
5% 1/1/19	3,200	3,418
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,301
5% 1/1/21 (FSA Insured)	12,000	13,093
Series 2012 A, 5% 1/1/33	3,600	3,782
Series 2012:
5% 8/1/19	4,475	4,824
5% 3/1/20	3,280	3,562
5% 3/1/21	2,750	3,016
5% 8/1/21	1,600	1,762
5% 3/1/22	5,000	5,502
5% 8/1/22	6,600	7,278
5% 8/1/23	3,400	3,760
Series 2013, 5.5% 7/1/38	4,000	4,328
Series 2014:
5% 4/1/28	1,095	1,187
5% 5/1/32	2,500	2,664
5.25% 2/1/31	10,500	11,382
5% 2/1/26	2,260	2,473
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,817
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,195
Series 2013, 5% 6/15/25	13,360	15,575
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,351
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	35,415
Series 2015 A, 5% 1/1/40	12,700	14,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	$ 6,870	$ 5,814
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,007
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,753
0% 12/1/18 (Escrowed to Maturity)	595	573
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,683
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,244
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,791
5% 2/1/27	6,000	7,248
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,264
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,911
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,614
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,203
0% 6/15/44 (FSA Insured)	37,400	9,439
0% 6/15/47 (FSA Insured)	3,755	812
Series 2012 B, 0% 12/15/51	48,500	6,968
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,258
0% 6/15/16	2,150	2,138
0% 6/15/16 (Escrowed to Maturity)	350	349
0% 6/15/16 (Escrowed to Maturity)	1,050	1,048
0% 6/15/17	1,580	1,538
0% 6/15/17 (Escrowed to Maturity)	485	479
0% 6/15/17 (Escrowed to Maturity)	1,175	1,161
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/16	1,175	1,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 420	$ 448
5% 10/1/17 (Escrowed to Maturity)	580	622
5% 10/1/19	630	675
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	906
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,057
Series 2013:
6% 10/1/42	3,900	4,556
6.25% 10/1/38	3,900	4,510
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	990
0% 11/1/16 (FSA Insured)	3,005	2,976
0% 11/1/17 (FSA Insured)	1,300	1,265
		762,339
Indiana - 3.6%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,669
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,054
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	2,095	2,123
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,639
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,621
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,688
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,357
5.25% 9/1/27 (e)	700	808
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,464
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,308
5% 12/1/17	855	921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/22	$ 1,000	$ 1,150
5% 3/1/23	1,500	1,737
5% 3/1/30	1,050	1,170
5% 3/1/41	5,310	5,744
Series 2015, 5% 3/1/36	8,300	9,276
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,559
Series 2015 A:
5% 10/1/26	2,475	2,977
5% 10/1/28	1,180	1,400
Series 2011 A, 5.25% 10/1/24	4,025	4,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,018
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,947
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,468
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,174
5% 1/1/25	1,000	1,170
5% 1/1/26	2,745	3,196
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,960
0% 12/1/17 (AMBAC Insured)	1,470	1,440
0% 6/1/18 (AMBAC Insured)	1,740	1,687
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,524
5% 10/1/21	5,500	6,409
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,625
5% 7/15/22	1,000	1,187
5% 7/15/23	2,700	3,217
5% 7/15/24	4,185	4,950
5% 7/15/25	4,330	5,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	$ 2,295	$ 2,410
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (d)(e)	29,770	34,713
		205,579
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,764
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,186
		4,950
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	322
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,237
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,130
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,279
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,389
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,211
5% 9/1/24	4,415	5,197
Series 2012 B, 5% 9/1/24	1,500	1,759
		19,524
Kentucky - 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,345
Series 2010 A, 6% 6/1/30	1,750	1,986
Series 2015 A:
5% 6/1/25	1,775	2,011
5% 6/1/26	1,870	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
Series 2015 A:
5% 6/1/27	$ 1,965	$ 2,188
5% 6/1/28	2,065	2,283
5% 6/1/29	2,170	2,385
5% 6/1/30	2,280	2,493
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,547
(#90 Proj.) 5.75% 11/1/23	12,000	13,470
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,869
5.75% 10/1/38	6,430	7,493
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,813
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,048
		76,027
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,806
5% 6/1/18	4,000	4,354
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.641%, tender 5/1/17 (d)	30,000	29,929
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,020
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,530
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,930
5% 1/1/25 (e)	2,000	2,346
5% 1/1/27 (e)	2,250	2,600
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,690
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,458
		76,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,219
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,103
Series 2014, 5% 7/1/16	4,340	4,438
Series 2015:
5% 7/1/25	2,295	2,840
5% 7/1/27	2,000	2,426
		18,652
Maryland - 1.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,578
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,519
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,235
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,260
5% 7/1/18	2,500	2,728
Series 2010, 5.125% 7/1/39	3,600	3,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	882
Bonds:
Series 2012 C, 0.993%, tender 11/15/17 (d)	14,700	14,753
Series 2013 A:
0.743%, tender 5/15/18 (d)	5,500	5,484
0.763%, tender 5/15/18 (d)	8,400	8,377
Series 2010, 5.625% 7/1/30	2,400	2,572
Series 2013 A:
5% 7/1/24	1,245	1,442
5% 7/1/25	1,060	1,220
Series 2015:
5% 7/1/27	1,000	1,150
5% 7/1/28	1,300	1,483
5% 7/1/29	2,200	2,489
5% 7/1/31	1,000	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	$ 1,665	$ 1,684
Series 2009 A, 5% 11/1/16	15,570	16,147
		88,041
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,902
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,079
Bonds Series 2013 U-6E, 0.56%, tender 1/7/16 (d)	7,100	7,101
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,473
Series 2015 D, 5% 7/1/44	4,855	5,291
Series 2015 H1, 4% 7/1/17	3,770	3,941
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,294
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,911
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,530
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,278
Series 2011 A, 5% 4/1/23	10,000	11,778
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,148
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,465
5% 7/1/21	4,700	5,310
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,055
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,496
		91,052
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,083
Series 2006 D, 0.818% 7/1/32 (d)	5,520	5,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	$ 3,410	$ 4,186
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,158
5% 11/15/21	650	764
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,824
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,776
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,949
Series 2012 B, 5% 7/1/22	2,900	2,973
Series 2012:
5% 11/15/36	7,100	7,808
5% 11/15/42	1,560	1,697
Series 2013:
5% 8/15/28	5,585	6,413
5% 8/15/29	2,000	2,285
Series 2015 D1:
5% 7/1/27	425	500
5% 7/1/29	1,000	1,161
5% 7/1/31	1,200	1,382
5% 7/1/32	1,000	1,147
5% 7/1/33	850	971
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,019
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,634
Series 2008 A1:
6.5% 12/1/33	1,135	1,296
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,042
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,604
Series 2014, 5% 11/15/16	5,000	5,193
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,200
Series 2014 D:
5% 9/1/22	1,000	1,176
5% 9/1/24	2,000	2,367
		118,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	$ 2,000	$ 2,291
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,712
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,375
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,609
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,131
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,560
5% 1/1/20	4,500	5,103
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,577
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,647
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,554
		44,559
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.54% 9/1/17 (d)	3,415	3,416
Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,068
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	882
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	707
5% 2/1/30	2,465	2,848
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,485
5% 2/1/45	3,600	3,980
		15,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	$ 1,990	$ 2,150
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,647
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,719
		5,516
Nevada - 0.6%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	12,049
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,558
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,726
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,199
5% 6/1/23	2,000	2,381
5% 6/1/24	2,000	2,381
5% 6/1/25	1,050	1,249
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,659
Series 2013 D1, 5% 3/1/25	2,825	3,398
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,127
		35,727
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,894
Series 2012:
4% 7/1/22	1,350	1,409
5% 7/1/26	1,280	1,404
Series 2013 A, 5% 10/1/43	2,430	2,624
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,671
5% 2/1/23	2,215	2,603
5% 2/1/24	1,775	2,082
		17,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	$ 2,000	$ 2,294
5% 2/15/25	1,000	1,140
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,089
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,466
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,305
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,070
Series 2013:
5% 3/1/23	9,300	10,306
5% 3/1/24	12,800	14,082
5% 3/1/25	1,400	1,530
Series 2015 XX, 5% 6/15/26	20,000	21,641
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,227
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,046
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	335
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,312
Series 2012 AA:
5% 6/15/23	7,500	8,266
5% 6/15/24	12,000	13,131
Series 2014 AA:
5% 6/15/25	12,500	13,688
5% 6/15/26	7,500	8,145
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,489
		161,455
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 3,000	$ 3,065
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,086
		18,032
New York - 6.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,144
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,947
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	191
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,957
Series 2014 J, 3% 8/1/16	10,100	10,250
Series 2014 K, 3% 8/1/16	5,045	5,120
Series 2015 A, 3% 8/1/16	47,530	48,235
Series 2015 B, 3% 8/1/16	10,100	10,250
Series J7, 0.48% 8/1/21 (d)	4,000	3,991
Series J8, 0.39% 8/1/21 (d)	4,900	4,900
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	912
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,834
Series 2009 S2, 6% 7/15/38	7,000	7,835
Series 2009 S3:
5.25% 1/15/34	17,500	19,362
5.25% 1/15/39	2,600	2,860
Series 2009 S4, 5.75% 1/15/39	6,400	7,232
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,621
5% 2/1/21	3,510	4,117
Series 2010 B, 5% 11/1/20	37,195	42,500
Series 2012 A, 5% 11/1/21	5,460	6,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	$ 13,355	$ 15,956
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,960
Series 2009 A, 5% 3/15/19	11,040	12,372
Series 2010 A:
5% 2/15/19	1,000	1,119
5% 2/15/20	2,995	3,449
5% 2/15/20 (Escrowed to Maturity)	5	6
Series 2013 A, 5% 2/15/16	6,600	6,636
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	681
Series 2009 A:
5% 7/1/20	5,000	5,649
5% 7/1/21	12,335	13,931
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,862
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,036
Series 2008 C, 6.5% 11/15/28	11,300	13,009
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,448
Series 2011 A, 5% 4/1/19	2,000	2,246
Series 2011 A1, 5% 4/1/20	2,220	2,561
Series 2011 A2, 5% 4/1/21	2,000	2,359
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,934
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,404
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,316
Series 2013 B, 5% 6/1/21	4,000	4,073
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,703
5% 11/15/24	4,000	4,869
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,177
		364,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	$ 2,245	$ 2,359
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,732
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16 (Escrowed to Maturity)	3,000	3,000
5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,356
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,516
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,265
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	514
5% 10/1/18	810	866
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,831
5% 6/1/22	4,000	4,541
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,860
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,270
		48,110
Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,366
5% 2/15/23	2,175	2,562
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,343
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,008
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,357
5% 6/1/17	3,780	3,990
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,461
5% 1/1/27	1,500	1,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	$ 2,465	$ 2,734
5% 6/15/26	2,590	2,846
5% 6/15/27	2,720	2,980
5% 6/15/28	2,855	3,091
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,608
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,659
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,374
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,580
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,523
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,660
5% 10/1/22	2,000	2,272
5% 10/1/23	3,000	3,407
Ohio Gen. Oblig. Series 2013 B, 4% 6/15/16	2,860	2,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,293
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,439
Series 2013 A2, 0.31% 1/1/16 (d)	1,615	1,615
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,949
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,003
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,788
		92,294
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,440
5% 6/1/28	1,500	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	$ 1,050	$ 1,267
5% 10/1/26	1,500	1,785
5% 10/1/27	1,190	1,406
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,656
5% 2/15/42	7,185	7,889
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,498
5% 1/1/22 (FSA Insured)	12,455	13,976
Series 2014 A:
5% 1/1/26	1,700	2,058
5% 1/1/27	6,000	7,222
5% 1/1/28	2,000	2,390
5% 1/1/29	1,570	1,859
Series 2014 B, 5% 1/1/27	2,145	2,582
		53,821
Oregon - 0.5%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,399
Series 2014 B, 5% 10/1/16	4,690	4,846
Series 2015 A, 5% 6/1/17	14,470	15,339
		27,584
Pennsylvania - 5.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,443
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,517
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,665
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,187
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,128
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 4,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,711
Series 2009 A, 5% 6/1/17	2,925	3,087
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,323
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,539
5% 3/1/22	2,000	2,303
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,107
Series 2012 B:
5% 7/1/21	8,000	8,624
5% 7/1/22	6,000	6,140
5% 1/1/23	3,000	3,006
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds 0.6%, tender 1/4/16 (d)(e)	6,000	6,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,833
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,305
Series 2010 A3, 5% 7/15/16	4,910	5,029
Series 2011:
5% 7/1/16	6,695	6,845
5% 7/1/21	2,100	2,468
Series 2012, 5% 7/1/16	19,100	19,529
Series 2013 1, 5% 4/1/16	3,400	3,438
Series 2013, 5% 10/15/27	10,000	11,826
Series 2015 1, 5% 3/15/29	15,000	17,618
5% 7/1/17	5,000	5,308
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,285
Series 2009 B, 5% 12/1/16	12,500	12,989
Series 2013 A, 0.61% 12/1/17 (d)	7,600	7,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 1,303
0% 12/1/33 (a)	1,250	1,275
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,765
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,588
Series 2015 B:
5% 8/1/27	3,000	3,564
5% 8/1/29	10,465	12,280
5% 8/1/30	11,025	12,817
5% 8/1/31	11,615	13,451
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,586
5% 9/1/21	6,000	6,635
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,697
5% 9/1/20 (FSA Insured)	1,000	1,155
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,131
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,887
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,215
5% 4/1/24	1,365	1,485
		302,547
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,878
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,023
5% 6/1/28	2,400	2,634
		14,535
South Carolina - 2.5%
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,669
5% 12/1/29	3,250	3,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District: - continued
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	$ 2,040	$ 2,122
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,057
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,222
Series 2011 B, 5% 12/1/20	2,275	2,652
Series 2012 B, 5% 12/1/19	7,200	8,196
Series 2012 C, 5% 12/1/20	7,500	8,744
Series 2013 E, 5.5% 12/1/53	6,485	7,326
Series 2014 A:
5% 12/1/49	7,500	8,261
5.5% 12/1/54	17,800	20,123
Series 2014 C:
5% 12/1/25	4,000	4,865
5% 12/1/26	4,000	4,829
5% 12/1/27	3,100	3,721
5% 12/1/46	3,500	3,910
Series 2015 C, 5% 12/1/20	42,000	48,964
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,017
		139,437
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	388
5.25% 11/1/18	1,000	1,108
Series 2014 B:
5% 11/1/24	1,235	1,487
5% 11/1/25	1,210	1,447
5% 11/1/26	200	237
		4,667
Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,025
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	$ 5,000	$ 5,807
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,294
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,138
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,842
		17,919
Texas - 9.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,878
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,193
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,362
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,164
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,750
6% 1/1/18	1,000	1,038
6% 1/1/19	1,335	1,388
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,800
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,879
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,481
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,156
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,306
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,017
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,261
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,059
Brazosport College District:
5.5% 2/15/33	235	255
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	$ 1,200	$ 1,373
5% 1/1/32	1,000	1,144
5% 1/1/34	2,000	2,268
5% 1/1/40	5,500	6,138
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,639
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,349
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,107
5% 11/1/19	1,000	1,137
5% 11/1/21	1,500	1,555
Series 2014 B:
5% 11/1/26 (e)	3,005	3,485
5% 11/1/27 (e)	1,280	1,475
5% 11/1/28 (e)	2,845	3,265
5% 11/1/30 (e)	5,435	6,133
5% 11/1/31 (e)	11,485	12,899
5% 11/1/32 (e)	14,530	16,243
5% 11/1/33 (e)	10,000	11,133
5% 11/1/34 (e)	2,365	2,621
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,448
Series 2014 A, 4% 8/15/16	11,900	12,161
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,129
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,942
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	191
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,286
5.25% 10/1/51	2,500	2,834
5.5% 4/1/53	5,900	6,475
Series 2013 C, 5.125% 10/1/43	2,500	2,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,180	$ 6,141
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,135
Series 2012 C:
5% 8/15/24	1,075	1,285
5% 8/15/25	3,860	4,602
Series 2014 A, 5% 10/1/16	7,580	7,834
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,820
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,121
Series 2012 A, 5% 7/1/23 (e)	2,400	2,788
Series A, 5.5% 7/1/39	6,000	6,604
Houston Independent School District Series 2005 A, 0% 2/15/16	6,395	6,394
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.61%, tender 1/7/16 (d)	10,300	10,296
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,692
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,250
0% 2/15/17	1,400	1,388
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,035
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,006
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,524
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,125
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,412
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (e)	1,400	1,628
5% 11/1/31 (e)	3,160	3,659
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Series 2015 B:
5% 5/15/27	$ 3,000	$ 3,575
5% 5/15/28	2,930	3,473
5% 5/15/29	8,500	10,022
Series 2015 D:
5% 5/15/22	850	1,005
5% 5/15/23	700	837
5% 5/15/24	1,220	1,472
5% 5/15/26	1,400	1,672
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,056
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,329
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	179
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,301
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,158
4% 12/15/24	1,825	2,042
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,880
6% 9/1/41	1,000	1,210
Series 2014 A, 5% 1/1/24	5,000	6,016
Series 2015 B:
5% 1/1/29	10,000	11,694
5% 1/1/30	5,000	5,804
6% 1/1/23	275	299
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,113
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,273
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,245
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	931
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	752
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,878
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	$ 1,230	$ 1,355
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,415
Series 2012, 5.25% 2/1/25	3,200	4,034
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,694
5% 9/15/24	7,490	8,870
5% 9/15/25	9,295	10,988
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,241
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,446
5% 10/1/20	2,180	2,483
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,187
5% 8/15/26	1,530	1,804
5% 8/15/28	1,620	1,889
5% 8/15/33	3,800	4,350
5.5% 9/1/43	5,350	6,028
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,302
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,950
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,070
Series 2009 A, 5% 10/1/16	4,400	4,545
Series 2011 A:
5% 8/1/19 (e)	1,545	1,742
5% 8/1/21 (e)	1,530	1,797
Series 2011 C:
5% 8/1/20 (e)	1,625	1,871
5% 8/1/21 (e)	1,460	1,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Series 2014, 5% 10/1/16	$ 13,700	$ 14,159
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	311
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,178
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	5,740	5,689
0% 9/1/16 (Escrowed to Maturity)	2,450	2,442
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	20,060
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,789
4% 7/1/18	2,800	2,800
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,202
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,528
Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,631
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,415
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,067
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,890
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,055
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,915
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,795
4.75% 8/15/27	2,480	2,580
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,535
5.5% 2/15/33	4,160	4,542
5.5% 2/15/37	4,820	5,247
		543,381
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,334
5% 8/15/18	2,500	2,743
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	$ 10,100	$ 10,330
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,672
		26,582
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,150
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,477
5% 6/15/29	1,425	1,603
5% 6/15/33	1,520	1,659
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,848
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,387
Series 2014 C, 5% 8/1/16	34,625	35,536
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,343
Series Xll, 5% 4/15/16	5,100	5,167
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,034
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,320
5% 1/1/33	2,590	2,991
		70,515
Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,756
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,628
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,801
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,308
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,195
5% 1/1/23	1,000	1,199
5% 1/1/24	2,330	2,788
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	$ 12,100	$ 13,263
Series 2009, 5.25% 1/1/42	1,900	2,104
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,055
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,395
5% 12/1/19	1,385	1,536
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,291
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,569
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,534
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,813
Series 2015, 5% 1/1/29	1,300	1,473
		67,364
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,094
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,550
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	2,944
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,217
Series 2014 B, 5% 5/1/16	3,300	3,350
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,683
5% 11/15/27	6,710	7,844
Series 2014:
5% 5/1/26	835	919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities: - continued
Series 2014:
5% 5/1/28	$ 1,800	$ 1,969
5% 5/1/29	890	970
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,032
5.75% 7/1/30	2,000	2,308
Series 2013 B:
5% 7/1/25	1,000	1,158
5% 7/1/36	6,985	7,655
Series 2012:
5% 6/1/27	1,800	2,060
5% 6/1/32	1,025	1,141
5% 8/15/32	1,650	1,846
5% 6/1/39	2,415	2,615
		50,711
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,224
TOTAL MUNICIPAL BONDS (Cost $5,063,441)		5,311,527
Municipal Notes - 1.9%

Connecticut - 0.1%
New London BAN 2% 3/24/16	4,300	4,315
Kentucky - 0.3%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	15,045
New Jersey - 0.2%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,108
New York - 1.3%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,451
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. TAN 2% 3/16/16	$ 13,200	$ 13,235
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,887
		71,573
TOTAL MUNICIPAL NOTES (Cost $105,124)		105,041
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $5,168,565)		5,416,568
NET OTHER ASSETS (LIABILITIES) - 3.9%		220,367
NET ASSETS - 100%		$ 5,636,935
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,174,000 or 0.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.5%
Health Care	14.5%
Transportation	10.3%
Escrowed/Pre-Refunded	9.2%
Electric Utilities	8.8%
Special Tax	7.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,168,565)		$ 5,416,568
Cash		212,228
Receivable for fund shares sold		7,747
Interest receivable		65,887
Prepaid expenses		11
Other receivables		8
Total assets		5,702,449

Liabilities
Payable for investments purchased
Regular delivery	$ 6,000
Delayed delivery	50,603
Payable for fund shares redeemed	3,617
Distributions payable	3,404
Accrued management fee	1,163
Distribution and service plan fees payable	85
Other affiliated payables	528
Other payables and accrued expenses	114
Total liabilities		65,514

Net Assets		$ 5,636,935
Net Assets consist of:
Paid in capital		$ 5,388,537
Undistributed net investment income		395
Net unrealized appreciation (depreciation) on investments		248,003
Net Assets		$ 5,636,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($148,031 ÷ 14,078.9 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class T: Net Asset Value and redemption price per share ($18,832 ÷ 1,792.2 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B: Net Asset Value and offering price per share ($949 ÷ 90.3 shares)A	$ 10.51

Class C: Net Asset Value and offering price per share ($60,316 ÷ 5,734.3 shares)A	$ 10.52

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,745,787 ÷ 451,664.1 shares)	$ 10.51

Class I: Net Asset Value, offering price and redemption price per share ($663,020 ÷ 63,002.4 shares)	$ 10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Interest		$ 158,992

Expenses
Management fee	$ 13,363
Transfer agent fees	5,552
Distribution and service plan fees	991
Accounting fees and expenses	677
Custodian fees and expenses	54
Independent trustees' compensation	22
Registration fees	176
Audit	64
Legal	31
Miscellaneous	106
Total expenses before reductions	21,036
Expense reductions	(54)	20,982
Net investment income (loss)		138,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		240
Change in net unrealized appreciation (depreciation) on investment securities		(22,091)
Net gain (loss)		(21,851)
Net increase (decrease) in net assets resulting from operations		$ 116,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,010	$ 132,846
Net realized gain (loss)	240	4,296
Change in net unrealized appreciation (depreciation)	(22,091)	172,042
Net increase (decrease) in net assets resulting from operations	116,159	309,184
Distributions to shareholders from net investment income	(137,872)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(138,884)	(136,747)
Share transactions - net increase (decrease)	401,766	537,208
Redemption fees	29	26
Total increase (decrease) in net assets	379,070	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $395 and undistributed net investment income of $551, respectively)	$ 5,636,935	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.234	.256	.272	.279	.318
Net realized and unrealized gain (loss)	(.048)	.388	(.460)	.213	.435
Total from investment operations	.186	.644	(.188)	.492	.753
Distributions from net investment income	(.234)	(.257)	(.271)	(.275)	(.321)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.236)	(.264)	(.292)	(.282)	(.333)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.79%	6.38%	(1.78)%	4.75%	7.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	.69%	.67%	.66%	.65%	.68%
Expenses net of fee waivers, if any	.69%	.67%	.66%	.65%	.68%
Expenses net of all reductions	.69%	.67%	.65%	.65%	.68%
Net investment income (loss)	2.24%	2.45%	2.61%	2.63%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 148	$ 115	$ 108	$ 131	$ 115
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.239	.260	.273	.280	.319
Net realized and unrealized gain (loss)	(.039)	.388	(.460)	.203	.436
Total from investment operations	.200	.648	(.187)	.483	.755
Distributions from net investment income	(.238)	(.261)	(.272)	(.276)	(.323)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.240)	(.268)	(.293)	(.283)	(.335)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA, B	1.93%	6.43%	(1.77)%	4.66%	7.67%
Ratios to Average Net AssetsD, F
Expenses before reductions	.65%	.63%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.65%	.63%	.64%	.65%	.67%
Expenses net of all reductions	.65%	.63%	.64%	.64%	.67%
Net investment income (loss)	2.28%	2.48%	2.62%	2.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 17	$ 20	$ 18
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.178	.194	.207	.213	.254
Net realized and unrealized gain (loss)	(.049)	.388	(.460)	.213	.435
Total from investment operations	.129	.582	(.253)	.426	.689
Distributions from net investment income	(.177)	(.195)	(.206)	(.209)	(.257)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.179)	(.202)	(.227)	(.216)	(.269)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.23%	5.76%	(2.39)%	4.10%	6.98%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of all reductions	1.24%	1.26%	1.27%	1.28%	1.31%
Net investment income (loss)	1.68%	1.85%	1.99%	2.01%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) C	.156	.176	.191	.197	.240
Net realized and unrealized gain (loss)	(.038)	.389	(.460)	.203	.435
Total from investment operations	.118	.565	(.269)	.400	.675
Distributions from net investment income	(.156)	(.178)	(.190)	(.193)	(.243)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.158)	(.185)	(.211)	(.200)	(.255)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.56	$ 10.18	$ 10.66	$ 10.46
Total ReturnA, B	1.13%	5.58%	(2.54)%	3.84%	6.82%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.44%	1.43%	1.43%	1.43%	1.45%
Net investment income (loss)	1.49%	1.69%	1.83%	1.86%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 61	$ 62	$ 81	$ 65
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.269	.287	.301	.309	.347
Net realized and unrealized gain (loss)	(.038)	.389	(.459)	.203	.435
Total from investment operations	.231	.676	(.158)	.512	.782
Distributions from net investment income	(.269)	(.289)	(.301)	(.305)	(.350)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.271)	(.296)	(.322)	(.312)	(.362)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA	2.23%	6.71%	(1.50)%	4.95%	7.96%
Ratios to Average Net AssetsC, E
Expenses before reductions	.36%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.36%	.37%	.37%	.37%	.40%
Expenses net of all reductions	.36%	.36%	.37%	.37%	.40%
Net investment income (loss)	2.57%	2.75%	2.89%	2.92%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 4,746	$ 4,453	$ 3,890	$ 4,571	$ 4,003
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) B	.261	.282	.295	.305	.343
Net realized and unrealized gain (loss)	(.048)	.389	(.459)	.212	.435
Total from investment operations	.213	.671	(.164)	.517	.778
Distributions from net investment income	(.261)	(.284)	(.295)	(.300)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.263)	(.291)	(.316)	(.307)	(.358)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.57	$ 10.19	$ 10.67	$ 10.46
Total ReturnA	2.05%	6.65%	(1.55)%	4.99%	7.91%
Ratios to Average Net AssetsC, E
Expenses before reductions	.44%	.41%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.44%	.41%	.42%	.42%	.44%
Expenses net of all reductions	.44%	.41%	.42%	.41%	.44%
Net investment income (loss)	2.49%	2.70%	2.84%	2.87%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 663	$ 609	$ 468	$ 327	$ 274
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 260,321
Gross unrealized depreciation	(12,016)
Net unrealized appreciation (depreciation) on securities	$ 248,305
Tax Cost	$ 5,168,263

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 94
Net unrealized appreciation (depreciation) on securities and other investments	$ 248,305

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Tax-exempt Income	$ 137,872	$ 133,330
Ordinary Income	-	990
Long-term Capital Gains	1,012	2,427
Total	$ 138,884	$ 136,747

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,172,137 and $754,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 322	$ 7
Class T	-%	.25%	45	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	611	93
			$ 991	$ 109

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	2
Class B A	1
Class C A	32
$ 57

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 222.17
Class T	24.13
Class B	1.08
Class C	105.17
Intermediate Municipal Income	4,099.09
Class I	1,101.17
	$ 5,552

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ 2,879	$ 2,698
Class T	404	440
Class B	23	41
Class C	907	1,010
Intermediate Municipal Income	117,592	114,784
Class I	16,067	14,357
Total	$ 137,872	$ 133,330

Annual Report

7. Distributions to Shareholders - continued

Years ended December 31,	2015	2014
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-A	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Class I	119	390
Total	$ 1,012	$ 3,417

A In the amount of less than five hundred dollars.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,392	3,333	$ 56,673	$ 34,874
Reinvestment of distributions	250	230	2,622	2,411
Shares redeemed	(2,446)	(3,327)	(25,634)	(34,725)
Net increase (decrease)	3,196	236	$ 33,661	$ 2,560
Class T
Shares sold	275	149	$ 2,894	$ 1,563
Reinvestment of distributions	34	29	357	306
Shares redeemed	(219)	(176)	(2,287)	(1,832)
Net increase (decrease)	90	2	$ 964	$ 37
Class B
Shares sold	1	2	$ 14	$ 28
Reinvestment of distributions	1	3	16	27
Shares redeemed	(87)	(65)	(915)	(682)
Net increase (decrease)	(85)	(60)	$ (885)	$ (627)
Class C
Shares sold	1,091	1,135	$ 11,486	$ 11,929
Reinvestment of distributions	75	80	786	838
Shares redeemed	(1,176)	(1,534)	(12,311)	(16,029)
Net increase (decrease)	(10)	(319)	$ (39)	$ (3,262)
Intermediate Municipal Income
Shares sold	99,171	96,331	$ 1,039,984	$ 1,006,159
Reinvestment of distributions	7,960	7,889	83,490	82,535
Shares redeemed	(77,490)	(64,576)	(811,988)	(673,069)
Net increase (decrease)	29,641	39,644	$ 311,486	$ 415,625

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	18,867	19,704	$ 198,402	$ 206,317
Reinvestment of distributions	1,168	1,025	12,276	10,749
Shares redeemed	(14,694)	(9,009)	(154,099)	(94,191)
Net increase (decrease)	5,341	11,720	$ 56,579	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-

present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015, $124,020, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 5.28% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-UANN-0216
1.820151.110
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class I

(formerly Institutional Class)

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	2.05%	3.95%	3.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class I on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-exempt municipal bonds posted a moderate gain for calendar year 2015, driven by strong demand and limited supply. The Barclays Municipal Bond Index returned 3.30% for the year. However, the muni market faced a volatile stretch between April and June, when the focus of the market shifted to the credit challenges of a handful of high-profile issuers, including Puerto Rico, New Jersey, Illinois and Chicago. A common theme of unfunded pension liabilities for these issuers overshadowed a generally stable credit environment for state and local governments more broadly. The tax advantages of munis continued to appeal to investors, due to the higher federal income-tax rates and 3.8% Medicare tax on non-municipal investment income that took effect in 2013. At period end, investors continued to watch the flow of U.S. economic data for hints as to whether, when and by how much the U.S. Federal Reserve may raise policy interest rates in 2016, on the heels of its quarter-point rate hike in mid-December.

Comments from Lead Portfolio Manager Mark Sommer: For the year, the fund's share classes (excluding sales charges, if applicable) turned in modestly positive gains, net of fees, trailing the 2.82% gain of the Barclays® 1-17 Year Municipal Bond Index. I sought to generate attractive tax-exempt income and competitive risk-adjusted relative returns, including both price appreciation and income, over time. Detracting from the fund's performance versus the Barclays index was its overweighted exposure to Illinois general obligation bonds, securities backed by the city of Chicago and related entities, and New Jersey state-appropriated bonds. These securities lagged the index. In contrast, the fund's yield curve positioning - meaning how the fund was invested across bonds of various maturities - helped performance versus the index. The fund was overweighted bonds with maturities of 20 years and longer, which were the best-performing securities across the maturity spectrum, and underweighted two-year securities, the worst relative performers. Although I emphasized bonds with various maturities, I kept the fund's sensitivity to interest rates, as measured by its duration, roughly in line with the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.67%
Actual		$ 1,000.00	$ 1,022.10	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.64%
Actual		$ 1,000.00	$ 1,023.30	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.25%
Actual		$ 1,000.00	$ 1,019.20	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	1.42%
Actual		$ 1,000.00	$ 1,019.20	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Intermediate Municipal Income	.35%
Actual		$ 1,000.00	$ 1,024.70	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Class I	.43%
Actual		$ 1,000.00	$ 1,023.40	$ 2.19
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.7	13.6
Illinois	13.5	13.5
Texas	9.6	10.2
California	8.5	9.0
New York	7.8	7.9
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.5	39.7
Health Care	14.5	14.5
Transportation	10.3	9.9
Escrowed/Pre-Refunded	9.2	8.5
Electric Utilities	8.8	9.5
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	4.9	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.6%	AAA 7.3%
AA,A 73.3%	AA,A 75.9%
BBB 9.5%	BBB 7.5%
BB and Below 2.2%	BB and Below 2.0%
Not Rated 2.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,905
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,314
Montgomery Med. Clinic Facilities:
5% 3/1/26 (c)	2,000	2,294
5% 3/1/27 (c)	4,030	4,612
5% 3/1/28 (c)	4,350	4,946
5% 3/1/29 (c)	3,570	4,023
5% 3/1/30 (c)	4,305	4,828
		25,922
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,231
5% 10/1/17 (FSA Insured)	10,000	10,706
5% 10/1/18 (FSA Insured)	2,500	2,743
5.25% 10/1/20 (FSA Insured)	6,695	7,612
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,751
6% 1/1/27	1,400	1,528
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,877
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,445
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,463
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,487
5% 7/1/28	7,470	8,803
5% 7/1/29	8,140	9,527
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,195
5% 7/1/25 (FSA Insured)	2,125	2,577
5% 7/1/26 (FSA Insured)	3,670	4,386
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,221
Series 2011 C, 5% 7/1/21	1,000	1,187
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.6%, tender 2/1/16 (d)(e)	$ 12,500	$ 12,500
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,485
5% 7/1/25	2,000	2,349
Series 2012 A:
5% 7/1/22	500	600
5% 7/1/23	1,100	1,326
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	673
		125,100
California - 8.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,645
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,840
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,951
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,596
5% 12/1/29	4,865	5,680
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,135
5% 7/1/18 (Escrowed to Maturity)	3,480	3,834
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,601
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,025
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	2,200	2,216
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,419
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,136
6% 3/1/33	12,375	14,735
6% 4/1/38	7,500	8,668
6% 11/1/39	35,800	42,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 150	$ 176
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	115
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,099
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,803
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.81%, tender 7/1/17 (d)	4,500	4,536
Series 2011 D, 5% 8/15/35	3,000	3,473
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/16 (b)(d)(e)	36,700	36,701
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,206
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,206
5% 11/1/24	1,000	1,202
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,783
5.25% 10/1/25	4,000	4,770
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,442
Series 2012 A:
5% 4/1/22	2,100	2,522
5% 4/1/23	5,000	5,972
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,806
5% 12/1/21	2,500	2,988
Series 2009 G1, 5.75% 10/1/30	2,100	2,421
Series 2009 I, 6.125% 11/1/29	1,300	1,524
Series 2010 A, 5.75% 3/1/30	4,100	4,743
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,720
5.75% 11/1/28	5,000	5,712
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,815	$ 1,990
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,458
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,763
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,681
Series 2010 C, 5.25% 8/1/39	3,700	4,261
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,001
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,693
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,440
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,177
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,029
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,570
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,165
5% 7/1/23	3,800	4,387
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,335
5% 7/1/20	2,000	2,250
5% 7/1/21	1,500	1,685
5% 7/1/22	2,250	2,523
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,705
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,626
Series 2013, 6.25% 8/1/28	1,860	2,225
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County: - continued
Series 2015 A:
5% 8/1/28	$ 1,000	$ 1,177
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,866
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,929
Poway Unified School District Series B:
0% 8/1/36	12,950	5,922
0% 8/1/37	16,850	7,309
0% 8/1/38	4,650	1,923
0% 8/1/40	2,240	834
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,362
5% 9/1/28	1,600	1,837
5% 9/1/32	1,685	1,876
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,152
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	838
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,996
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,478
5.25% 8/1/26	2,200	2,464
5.5% 8/1/20	2,000	2,294
Series 2009 B, 5% 8/1/18	7,355	7,965
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,525
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,636
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,262
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,306
0% 7/1/39	7,200	2,853
0% 7/1/46	20,405	5,816
0% 7/1/47	13,000	3,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E, 0% 7/1/49	$ 4,500	$ 1,109
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,606
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,739
0% 8/1/37	2,000	858
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,394
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,758
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,359
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,205
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,779
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	346
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,912
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,088
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,293
		480,040
Colorado - 0.4%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,755
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,068
Bonds Series 2008 D3, 5%, tender 11/12/21 (d)	7,585	8,776
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2010 A: - continued
0% 9/1/37	$ 3,000	$ 1,249
0% 9/1/38	3,760	1,489
		24,255
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	15,942
Series 2009 B, 5% 3/1/18	4,965	5,397
Series 2012 C, 5% 6/1/16	12,230	12,460
Series 2012 E, 5% 9/15/23	3,000	3,571
Series 2013 A:
0.24% 3/1/16 (d)	1,400	1,400
0.35% 3/1/17 (d)	1,600	1,596
Series 2014 C, 5% 12/15/16	20,600	21,460
Series 2014 D, 2% 6/15/16	4,400	4,432
Series 2014 E, 4% 9/1/16	15,000	15,348
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,112
		86,718
Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,265
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,537
5% 1/1/24	1,270	1,528
5% 1/1/25	2,750	3,276
		8,341
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,240
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,549
		15,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 13.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	$ 3,300	$ 3,900
5% 7/1/30	7,455	8,607
Series 2015 C, 5% 7/1/24	3,000	3,608
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,701
Series A:
5% 10/1/29 (e)	4,210	4,905
5% 10/1/31 (e)	3,000	3,465
5% 10/1/32 (e)	4,000	4,602
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,228
Series 2012 A:
5% 7/1/21	5,380	6,306
5% 7/1/22	5,000	5,952
5% 7/1/25	5,635	6,543
5% 7/1/26	24,585	28,323
Series 2015 A:
5% 7/1/26	11,500	13,925
5% 7/1/27	9,165	11,012
5% 7/1/28	4,000	4,773
Series 2015 B:
5% 7/1/25	2,160	2,640
5% 7/1/26	11,670	14,131
5% 7/1/27	7,900	9,492
5% 7/1/28	13,510	16,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,108
Series 2011 A1, 5% 6/1/18	2,000	2,174
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,537
5% 12/1/23	2,245	2,646
5% 12/1/24	2,365	2,786
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,200
5% 7/1/28	1,000	1,179
5% 7/1/30	6,630	7,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	$ 3,400	$ 3,625
Series 2009 A, 5% 6/1/16	2,000	2,038
Series 2009 C, 5% 6/1/16	3,900	3,974
Series 2009 D, 5% 6/1/21	2,780	3,149
Series 2011 A, 5% 6/1/16	6,100	6,216
Series 2011 C:
5% 6/1/20	12,380	14,363
5% 6/1/22	10,000	11,867
Series 2011 E, 5% 6/1/24	5,000	5,911
Series 2012 C, 5% 6/1/16	5,600	5,706
Series A, 5.5% 6/1/38	1,800	1,979
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,576
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,629
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,125
5% 10/1/28	5,000	5,685
5% 10/1/29	2,725	3,076
5% 10/1/30	2,475	2,775
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,428
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,382
Series 2015 B:
5% 10/1/24	1,000	1,213
5% 10/1/27	1,500	1,809
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,450
5% 6/1/35	2,500	2,727
5% 6/1/46	2,340	2,510
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,795
5% 11/15/18	2,000	2,205
Series 2008 B, 6% 11/15/37	12,000	13,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 3,600	$ 4,486
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,211
5% 7/1/25	2,000	2,426
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,106
5% 9/1/22	2,270	2,575
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,797
5% 10/1/23	5,320	6,347
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,995
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,033
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,194
5% 6/1/26 (FSA Insured)	1,800	2,130
5% 6/1/28 (FSA Insured)	500	585
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,403
Series 2012 A:
5% 10/1/22 (e)	3,000	3,533
5% 10/1/24 (e)	10,000	11,581
5% 10/1/24	2,165	2,550
Series 2014 A:
5% 10/1/27 (e)	1,325	1,541
5% 10/1/29 (e)	2,805	3,224
5% 10/1/33 (e)	5,600	6,340
5% 10/1/37	7,400	8,444
Series 2015 A, 5% 10/1/35 (e)	2,500	2,810
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,642
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (Pre-Refunded to 4/1/16 @ 100)	3,200	3,241
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,866
Series 2014 A, 5% 7/1/44	2,900	3,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	$ 4,075	$ 4,979
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,284
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,968
5% 11/1/25	12,235	14,493
5% 11/1/26	7,950	9,335
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,965
Series 2015 B, 5% 5/1/28	13,690	15,962
Series 2015 D, 5% 2/1/30	6,500	7,586
Series 2016 A:
5% 8/1/27 (c)	7,560	9,063
5% 5/1/31 (c)	19,770	23,007
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,467
5% 7/1/42	1,675	1,859
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,874
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,415
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,117
5.75% 10/1/43	535	583
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,483
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,114
Series 2012 A, 5% 10/1/42	12,650	13,370
Series 2012 B, 5% 10/1/42	5,200	5,496
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,474
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,706
Series 2015 C, 5% 8/1/29	7,000	8,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,311
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.: - continued
Series 2011 B:
5% 10/1/20	$ 3,500	$ 4,074
Series 2012 A:
5% 10/1/23	1,700	2,083
5% 10/1/25	900	1,129
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,948
Series 2015 B:
5% 8/1/25	1,625	2,005
5% 8/1/27	8,285	10,069
5% 8/1/28	5,485	6,620
Series 2015 D:
5% 8/1/26	24,065	29,432
5% 8/1/27	10,910	13,260
5% 8/1/28	3,730	4,502
5% 8/1/26	10,460	12,793
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,699
Series 2011, 5% 10/1/24	8,600	10,264
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,335
5% 7/1/27	4,255	4,896
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,031
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,958
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,360
5% 10/1/18 (FSA Insured) (e)	10,515	11,465
5% 10/1/19 (FSA Insured) (e)	5,965	6,654
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,184
		771,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	$ 1,000	$ 1,224
5% 11/1/29	2,500	3,019
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,400
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,394
6.125% 9/1/40	7,190	7,810
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,773
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,613
5% 11/1/19	3,000	3,372
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	31,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,119
5.25% 1/1/20	1,625	1,868
Series 2008 D, 5.75% 1/1/19	11,500	12,799
Series 2009 B, 5% 1/1/16	2,500	2,500
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	725
Series 2011 A, 5% 1/1/21	9,000	10,508
Series GG:
5% 1/1/22	3,000	3,557
5% 1/1/24	3,625	4,307
5% 1/1/25	1,250	1,473
5% 1/1/26	5,000	5,877
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,691
Series Q, 5% 10/1/22	2,000	2,341
Series S:
5% 10/1/22	1,275	1,492
5% 10/1/24	2,425	2,861
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (d)	$ 6,785	$ 6,886
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,131
		160,046
Hawaii - 0.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,005
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,073
6.75% 11/1/37	2,600	2,951
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,837
		7,861
Illinois - 13.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	973
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,612
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,751
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,195
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,367
Series 2010 F:
5% 12/1/20	1,060	1,041
5% 12/1/31	20,065	17,931
Series 2011 A, 5.5% 12/1/39	5,900	5,354
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,111
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,145
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.) Series 1999:
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 17,310	$ 14,753
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2009 A, 5% 1/1/22	1,480	1,541
Series 2012 A:
5% 1/1/33	5,000	5,023
5% 1/1/34	2,090	2,094
Series 2012 C:
5% 1/1/23	4,115	4,325
5% 1/1/25	1,000	1,038
5% 1/1/26	1,310	1,331
5% 1/1/27	3,085	3,125
5.25% 1/1/29	12,100	12,703
5.25% 1/1/30	17,000	17,812
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (e)	6,500	7,136
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,169
5% 1/1/24	3,330	3,932
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 2010 D:
5.25% 1/1/18 (e)	750	805
5.25% 1/1/19 (e)	5,125	5,651
Series 2011 B, 5% 1/1/20	4,430	5,031
Series 2011 C, 6.5% 1/1/41	14,475	17,369
Series 2012 A, 5% 1/1/22	1,750	2,057
Series 2012 B, 5% 1/1/22 (e)	7,000	8,081
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,479
5% 1/1/23	3,400	3,713
5% 1/1/24	2,000	2,171
Series 2014 D, 4% 1/1/19	2,000	2,112
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	$ 1,700	$ 1,808
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	774
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,852
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,451
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,439
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,121
5% 12/15/24	1,000	1,113
Series 2012 C, 5% 12/15/25	2,120	2,346
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,752
Series 2010 G, 5% 11/15/25	2,940	3,197
Series 2011 A, 5.25% 11/15/24	1,500	1,653
Series 2012 C:
5% 11/15/22	2,000	2,246
5% 11/15/23	4,980	5,534
5% 11/15/24	18,655	20,623
5% 11/15/25 (FSA Insured)	520	570
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,853
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,645
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	848
Series 2006, 5.25% 5/1/24	2,420	2,450
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,615
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	24,623
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	$ 2,615	$ 3,005
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,818
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,439
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,142
5% 5/15/19	3,940	4,391
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,396
6.25% 5/1/21	6,395	7,479
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,732
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,595
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,369
Bonds Series E, 5%, tender 5/1/17 (d)	2,000	2,107
Series 2008 A, 5.625% 1/1/37	21,070	22,380
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,871
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	389
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,517
Series 2010 A:
5.5% 8/15/24	2,145	2,391
5.75% 8/15/29	1,440	1,594
Series 2012 A, 5% 5/15/23	1,480	1,721
Series 2012:
5% 9/1/32	8,100	8,820
5% 9/1/38	10,910	11,713
5% 11/15/43	3,265	3,501
Series 2013:
5% 11/15/26	2,675	3,015
5% 11/15/29	805	896
5% 5/15/43	7,800	8,048
Series 2015 A:
5% 11/15/27	1,045	1,232
5% 11/15/28	1,250	1,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2015 A:
5% 11/15/29	$ 1,885	$ 2,192
5% 11/15/32	3,475	3,978
5% 11/15/21	400	466
5% 11/15/26	3,025	3,616
5% 8/15/35	6,100	6,695
5% 8/15/44	29,100	31,430
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,098
5% 1/1/19	3,200	3,418
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,301
5% 1/1/21 (FSA Insured)	12,000	13,093
Series 2012 A, 5% 1/1/33	3,600	3,782
Series 2012:
5% 8/1/19	4,475	4,824
5% 3/1/20	3,280	3,562
5% 3/1/21	2,750	3,016
5% 8/1/21	1,600	1,762
5% 3/1/22	5,000	5,502
5% 8/1/22	6,600	7,278
5% 8/1/23	3,400	3,760
Series 2013, 5.5% 7/1/38	4,000	4,328
Series 2014:
5% 4/1/28	1,095	1,187
5% 5/1/32	2,500	2,664
5.25% 2/1/31	10,500	11,382
5% 2/1/26	2,260	2,473
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,817
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,195
Series 2013, 5% 6/15/25	13,360	15,575
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,351
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	35,415
Series 2015 A, 5% 1/1/40	12,700	14,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	$ 6,870	$ 5,814
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,007
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,753
0% 12/1/18 (Escrowed to Maturity)	595	573
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,683
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,244
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,791
5% 2/1/27	6,000	7,248
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,264
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,911
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,614
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,203
0% 6/15/44 (FSA Insured)	37,400	9,439
0% 6/15/47 (FSA Insured)	3,755	812
Series 2012 B, 0% 12/15/51	48,500	6,968
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,258
0% 6/15/16	2,150	2,138
0% 6/15/16 (Escrowed to Maturity)	350	349
0% 6/15/16 (Escrowed to Maturity)	1,050	1,048
0% 6/15/17	1,580	1,538
0% 6/15/17 (Escrowed to Maturity)	485	479
0% 6/15/17 (Escrowed to Maturity)	1,175	1,161
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/16	1,175	1,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 420	$ 448
5% 10/1/17 (Escrowed to Maturity)	580	622
5% 10/1/19	630	675
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	906
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,057
Series 2013:
6% 10/1/42	3,900	4,556
6.25% 10/1/38	3,900	4,510
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	990
0% 11/1/16 (FSA Insured)	3,005	2,976
0% 11/1/17 (FSA Insured)	1,300	1,265
		762,339
Indiana - 3.6%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,669
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,054
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	2,095	2,123
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,639
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,621
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,688
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,357
5.25% 9/1/27 (e)	700	808
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,464
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,308
5% 12/1/17	855	921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/22	$ 1,000	$ 1,150
5% 3/1/23	1,500	1,737
5% 3/1/30	1,050	1,170
5% 3/1/41	5,310	5,744
Series 2015, 5% 3/1/36	8,300	9,276
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,559
Series 2015 A:
5% 10/1/26	2,475	2,977
5% 10/1/28	1,180	1,400
Series 2011 A, 5.25% 10/1/24	4,025	4,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,018
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,947
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,468
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,174
5% 1/1/25	1,000	1,170
5% 1/1/26	2,745	3,196
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,960
0% 12/1/17 (AMBAC Insured)	1,470	1,440
0% 6/1/18 (AMBAC Insured)	1,740	1,687
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,524
5% 10/1/21	5,500	6,409
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,625
5% 7/15/22	1,000	1,187
5% 7/15/23	2,700	3,217
5% 7/15/24	4,185	4,950
5% 7/15/25	4,330	5,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	$ 2,295	$ 2,410
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (d)(e)	29,770	34,713
		205,579
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,764
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,186
		4,950
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	322
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,237
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,130
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,279
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,389
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,211
5% 9/1/24	4,415	5,197
Series 2012 B, 5% 9/1/24	1,500	1,759
		19,524
Kentucky - 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,345
Series 2010 A, 6% 6/1/30	1,750	1,986
Series 2015 A:
5% 6/1/25	1,775	2,011
5% 6/1/26	1,870	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
Series 2015 A:
5% 6/1/27	$ 1,965	$ 2,188
5% 6/1/28	2,065	2,283
5% 6/1/29	2,170	2,385
5% 6/1/30	2,280	2,493
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,547
(#90 Proj.) 5.75% 11/1/23	12,000	13,470
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,869
5.75% 10/1/38	6,430	7,493
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,813
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,048
		76,027
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,806
5% 6/1/18	4,000	4,354
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.641%, tender 5/1/17 (d)	30,000	29,929
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,020
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,530
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,930
5% 1/1/25 (e)	2,000	2,346
5% 1/1/27 (e)	2,250	2,600
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,690
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,458
		76,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,219
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,103
Series 2014, 5% 7/1/16	4,340	4,438
Series 2015:
5% 7/1/25	2,295	2,840
5% 7/1/27	2,000	2,426
		18,652
Maryland - 1.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,578
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,519
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,235
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,260
5% 7/1/18	2,500	2,728
Series 2010, 5.125% 7/1/39	3,600	3,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	882
Bonds:
Series 2012 C, 0.993%, tender 11/15/17 (d)	14,700	14,753
Series 2013 A:
0.743%, tender 5/15/18 (d)	5,500	5,484
0.763%, tender 5/15/18 (d)	8,400	8,377
Series 2010, 5.625% 7/1/30	2,400	2,572
Series 2013 A:
5% 7/1/24	1,245	1,442
5% 7/1/25	1,060	1,220
Series 2015:
5% 7/1/27	1,000	1,150
5% 7/1/28	1,300	1,483
5% 7/1/29	2,200	2,489
5% 7/1/31	1,000	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	$ 1,665	$ 1,684
Series 2009 A, 5% 11/1/16	15,570	16,147
		88,041
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,902
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,079
Bonds Series 2013 U-6E, 0.56%, tender 1/7/16 (d)	7,100	7,101
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,473
Series 2015 D, 5% 7/1/44	4,855	5,291
Series 2015 H1, 4% 7/1/17	3,770	3,941
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,294
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,911
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,530
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,278
Series 2011 A, 5% 4/1/23	10,000	11,778
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,148
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,465
5% 7/1/21	4,700	5,310
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,055
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,496
		91,052
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,083
Series 2006 D, 0.818% 7/1/32 (d)	5,520	5,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	$ 3,410	$ 4,186
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,158
5% 11/15/21	650	764
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,824
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,776
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,949
Series 2012 B, 5% 7/1/22	2,900	2,973
Series 2012:
5% 11/15/36	7,100	7,808
5% 11/15/42	1,560	1,697
Series 2013:
5% 8/15/28	5,585	6,413
5% 8/15/29	2,000	2,285
Series 2015 D1:
5% 7/1/27	425	500
5% 7/1/29	1,000	1,161
5% 7/1/31	1,200	1,382
5% 7/1/32	1,000	1,147
5% 7/1/33	850	971
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,019
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,634
Series 2008 A1:
6.5% 12/1/33	1,135	1,296
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,042
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,604
Series 2014, 5% 11/15/16	5,000	5,193
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,200
Series 2014 D:
5% 9/1/22	1,000	1,176
5% 9/1/24	2,000	2,367
		118,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	$ 2,000	$ 2,291
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,712
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,375
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,609
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,131
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,560
5% 1/1/20	4,500	5,103
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,577
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,647
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,554
		44,559
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.54% 9/1/17 (d)	3,415	3,416
Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,068
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	882
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	707
5% 2/1/30	2,465	2,848
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,485
5% 2/1/45	3,600	3,980
		15,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	$ 1,990	$ 2,150
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,647
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,719
		5,516
Nevada - 0.6%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	12,049
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,558
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,726
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,199
5% 6/1/23	2,000	2,381
5% 6/1/24	2,000	2,381
5% 6/1/25	1,050	1,249
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,659
Series 2013 D1, 5% 3/1/25	2,825	3,398
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,127
		35,727
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,894
Series 2012:
4% 7/1/22	1,350	1,409
5% 7/1/26	1,280	1,404
Series 2013 A, 5% 10/1/43	2,430	2,624
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,671
5% 2/1/23	2,215	2,603
5% 2/1/24	1,775	2,082
		17,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	$ 2,000	$ 2,294
5% 2/15/25	1,000	1,140
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,089
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,466
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,305
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,070
Series 2013:
5% 3/1/23	9,300	10,306
5% 3/1/24	12,800	14,082
5% 3/1/25	1,400	1,530
Series 2015 XX, 5% 6/15/26	20,000	21,641
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,227
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,046
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	335
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,312
Series 2012 AA:
5% 6/15/23	7,500	8,266
5% 6/15/24	12,000	13,131
Series 2014 AA:
5% 6/15/25	12,500	13,688
5% 6/15/26	7,500	8,145
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,489
		161,455
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 3,000	$ 3,065
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,086
		18,032
New York - 6.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,144
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,947
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	191
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,957
Series 2014 J, 3% 8/1/16	10,100	10,250
Series 2014 K, 3% 8/1/16	5,045	5,120
Series 2015 A, 3% 8/1/16	47,530	48,235
Series 2015 B, 3% 8/1/16	10,100	10,250
Series J7, 0.48% 8/1/21 (d)	4,000	3,991
Series J8, 0.39% 8/1/21 (d)	4,900	4,900
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	912
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,834
Series 2009 S2, 6% 7/15/38	7,000	7,835
Series 2009 S3:
5.25% 1/15/34	17,500	19,362
5.25% 1/15/39	2,600	2,860
Series 2009 S4, 5.75% 1/15/39	6,400	7,232
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,621
5% 2/1/21	3,510	4,117
Series 2010 B, 5% 11/1/20	37,195	42,500
Series 2012 A, 5% 11/1/21	5,460	6,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	$ 13,355	$ 15,956
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,960
Series 2009 A, 5% 3/15/19	11,040	12,372
Series 2010 A:
5% 2/15/19	1,000	1,119
5% 2/15/20	2,995	3,449
5% 2/15/20 (Escrowed to Maturity)	5	6
Series 2013 A, 5% 2/15/16	6,600	6,636
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	681
Series 2009 A:
5% 7/1/20	5,000	5,649
5% 7/1/21	12,335	13,931
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,862
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,036
Series 2008 C, 6.5% 11/15/28	11,300	13,009
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,448
Series 2011 A, 5% 4/1/19	2,000	2,246
Series 2011 A1, 5% 4/1/20	2,220	2,561
Series 2011 A2, 5% 4/1/21	2,000	2,359
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,934
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,404
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,316
Series 2013 B, 5% 6/1/21	4,000	4,073
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,703
5% 11/15/24	4,000	4,869
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,177
		364,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	$ 2,245	$ 2,359
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,732
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16 (Escrowed to Maturity)	3,000	3,000
5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,356
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,516
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,265
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	514
5% 10/1/18	810	866
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,831
5% 6/1/22	4,000	4,541
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,860
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,270
		48,110
Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,366
5% 2/15/23	2,175	2,562
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,343
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,008
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,357
5% 6/1/17	3,780	3,990
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,461
5% 1/1/27	1,500	1,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	$ 2,465	$ 2,734
5% 6/15/26	2,590	2,846
5% 6/15/27	2,720	2,980
5% 6/15/28	2,855	3,091
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,608
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,659
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,374
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,580
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,523
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,660
5% 10/1/22	2,000	2,272
5% 10/1/23	3,000	3,407
Ohio Gen. Oblig. Series 2013 B, 4% 6/15/16	2,860	2,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,293
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,439
Series 2013 A2, 0.31% 1/1/16 (d)	1,615	1,615
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,949
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,003
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,788
		92,294
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,440
5% 6/1/28	1,500	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	$ 1,050	$ 1,267
5% 10/1/26	1,500	1,785
5% 10/1/27	1,190	1,406
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,656
5% 2/15/42	7,185	7,889
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,498
5% 1/1/22 (FSA Insured)	12,455	13,976
Series 2014 A:
5% 1/1/26	1,700	2,058
5% 1/1/27	6,000	7,222
5% 1/1/28	2,000	2,390
5% 1/1/29	1,570	1,859
Series 2014 B, 5% 1/1/27	2,145	2,582
		53,821
Oregon - 0.5%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,399
Series 2014 B, 5% 10/1/16	4,690	4,846
Series 2015 A, 5% 6/1/17	14,470	15,339
		27,584
Pennsylvania - 5.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,443
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,517
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,665
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,187
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,128
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 4,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,711
Series 2009 A, 5% 6/1/17	2,925	3,087
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,323
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,539
5% 3/1/22	2,000	2,303
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,107
Series 2012 B:
5% 7/1/21	8,000	8,624
5% 7/1/22	6,000	6,140
5% 1/1/23	3,000	3,006
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds 0.6%, tender 1/4/16 (d)(e)	6,000	6,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,833
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,305
Series 2010 A3, 5% 7/15/16	4,910	5,029
Series 2011:
5% 7/1/16	6,695	6,845
5% 7/1/21	2,100	2,468
Series 2012, 5% 7/1/16	19,100	19,529
Series 2013 1, 5% 4/1/16	3,400	3,438
Series 2013, 5% 10/15/27	10,000	11,826
Series 2015 1, 5% 3/15/29	15,000	17,618
5% 7/1/17	5,000	5,308
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,285
Series 2009 B, 5% 12/1/16	12,500	12,989
Series 2013 A, 0.61% 12/1/17 (d)	7,600	7,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 1,303
0% 12/1/33 (a)	1,250	1,275
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,765
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,588
Series 2015 B:
5% 8/1/27	3,000	3,564
5% 8/1/29	10,465	12,280
5% 8/1/30	11,025	12,817
5% 8/1/31	11,615	13,451
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,586
5% 9/1/21	6,000	6,635
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,697
5% 9/1/20 (FSA Insured)	1,000	1,155
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,131
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,887
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,215
5% 4/1/24	1,365	1,485
		302,547
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,878
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,023
5% 6/1/28	2,400	2,634
		14,535
South Carolina - 2.5%
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,669
5% 12/1/29	3,250	3,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District: - continued
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	$ 2,040	$ 2,122
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,057
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,222
Series 2011 B, 5% 12/1/20	2,275	2,652
Series 2012 B, 5% 12/1/19	7,200	8,196
Series 2012 C, 5% 12/1/20	7,500	8,744
Series 2013 E, 5.5% 12/1/53	6,485	7,326
Series 2014 A:
5% 12/1/49	7,500	8,261
5.5% 12/1/54	17,800	20,123
Series 2014 C:
5% 12/1/25	4,000	4,865
5% 12/1/26	4,000	4,829
5% 12/1/27	3,100	3,721
5% 12/1/46	3,500	3,910
Series 2015 C, 5% 12/1/20	42,000	48,964
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,017
		139,437
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	388
5.25% 11/1/18	1,000	1,108
Series 2014 B:
5% 11/1/24	1,235	1,487
5% 11/1/25	1,210	1,447
5% 11/1/26	200	237
		4,667
Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,025
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	$ 5,000	$ 5,807
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,294
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,138
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,842
		17,919
Texas - 9.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,878
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,193
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,362
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,164
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,750
6% 1/1/18	1,000	1,038
6% 1/1/19	1,335	1,388
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,800
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,879
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,481
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,156
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,306
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,017
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,261
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,059
Brazosport College District:
5.5% 2/15/33	235	255
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	$ 1,200	$ 1,373
5% 1/1/32	1,000	1,144
5% 1/1/34	2,000	2,268
5% 1/1/40	5,500	6,138
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,639
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,349
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,107
5% 11/1/19	1,000	1,137
5% 11/1/21	1,500	1,555
Series 2014 B:
5% 11/1/26 (e)	3,005	3,485
5% 11/1/27 (e)	1,280	1,475
5% 11/1/28 (e)	2,845	3,265
5% 11/1/30 (e)	5,435	6,133
5% 11/1/31 (e)	11,485	12,899
5% 11/1/32 (e)	14,530	16,243
5% 11/1/33 (e)	10,000	11,133
5% 11/1/34 (e)	2,365	2,621
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,448
Series 2014 A, 4% 8/15/16	11,900	12,161
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,129
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,942
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	191
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,286
5.25% 10/1/51	2,500	2,834
5.5% 4/1/53	5,900	6,475
Series 2013 C, 5.125% 10/1/43	2,500	2,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,180	$ 6,141
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,135
Series 2012 C:
5% 8/15/24	1,075	1,285
5% 8/15/25	3,860	4,602
Series 2014 A, 5% 10/1/16	7,580	7,834
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,820
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,121
Series 2012 A, 5% 7/1/23 (e)	2,400	2,788
Series A, 5.5% 7/1/39	6,000	6,604
Houston Independent School District Series 2005 A, 0% 2/15/16	6,395	6,394
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.61%, tender 1/7/16 (d)	10,300	10,296
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,692
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,250
0% 2/15/17	1,400	1,388
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,035
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,006
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,524
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,125
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,412
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (e)	1,400	1,628
5% 11/1/31 (e)	3,160	3,659
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Series 2015 B:
5% 5/15/27	$ 3,000	$ 3,575
5% 5/15/28	2,930	3,473
5% 5/15/29	8,500	10,022
Series 2015 D:
5% 5/15/22	850	1,005
5% 5/15/23	700	837
5% 5/15/24	1,220	1,472
5% 5/15/26	1,400	1,672
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,056
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,329
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	179
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,301
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,158
4% 12/15/24	1,825	2,042
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,880
6% 9/1/41	1,000	1,210
Series 2014 A, 5% 1/1/24	5,000	6,016
Series 2015 B:
5% 1/1/29	10,000	11,694
5% 1/1/30	5,000	5,804
6% 1/1/23	275	299
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,113
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,273
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,245
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	931
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	752
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,878
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	$ 1,230	$ 1,355
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,415
Series 2012, 5.25% 2/1/25	3,200	4,034
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,694
5% 9/15/24	7,490	8,870
5% 9/15/25	9,295	10,988
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,241
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,446
5% 10/1/20	2,180	2,483
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,187
5% 8/15/26	1,530	1,804
5% 8/15/28	1,620	1,889
5% 8/15/33	3,800	4,350
5.5% 9/1/43	5,350	6,028
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,302
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,950
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,070
Series 2009 A, 5% 10/1/16	4,400	4,545
Series 2011 A:
5% 8/1/19 (e)	1,545	1,742
5% 8/1/21 (e)	1,530	1,797
Series 2011 C:
5% 8/1/20 (e)	1,625	1,871
5% 8/1/21 (e)	1,460	1,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Series 2014, 5% 10/1/16	$ 13,700	$ 14,159
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	311
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,178
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	5,740	5,689
0% 9/1/16 (Escrowed to Maturity)	2,450	2,442
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	20,060
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,789
4% 7/1/18	2,800	2,800
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,202
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,528
Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,631
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,415
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,067
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,890
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,055
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,915
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,795
4.75% 8/15/27	2,480	2,580
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,535
5.5% 2/15/33	4,160	4,542
5.5% 2/15/37	4,820	5,247
		543,381
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,334
5% 8/15/18	2,500	2,743
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	$ 10,100	$ 10,330
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,672
		26,582
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,150
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,477
5% 6/15/29	1,425	1,603
5% 6/15/33	1,520	1,659
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,848
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,387
Series 2014 C, 5% 8/1/16	34,625	35,536
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,343
Series Xll, 5% 4/15/16	5,100	5,167
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,034
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,320
5% 1/1/33	2,590	2,991
		70,515
Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,756
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,628
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,801
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,308
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,195
5% 1/1/23	1,000	1,199
5% 1/1/24	2,330	2,788
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	$ 12,100	$ 13,263
Series 2009, 5.25% 1/1/42	1,900	2,104
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,055
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,395
5% 12/1/19	1,385	1,536
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,291
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,569
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,534
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,813
Series 2015, 5% 1/1/29	1,300	1,473
		67,364
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,094
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,550
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	2,944
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,217
Series 2014 B, 5% 5/1/16	3,300	3,350
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,683
5% 11/15/27	6,710	7,844
Series 2014:
5% 5/1/26	835	919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities: - continued
Series 2014:
5% 5/1/28	$ 1,800	$ 1,969
5% 5/1/29	890	970
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,032
5.75% 7/1/30	2,000	2,308
Series 2013 B:
5% 7/1/25	1,000	1,158
5% 7/1/36	6,985	7,655
Series 2012:
5% 6/1/27	1,800	2,060
5% 6/1/32	1,025	1,141
5% 8/15/32	1,650	1,846
5% 6/1/39	2,415	2,615
		50,711
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,224
TOTAL MUNICIPAL BONDS (Cost $5,063,441)		5,311,527
Municipal Notes - 1.9%

Connecticut - 0.1%
New London BAN 2% 3/24/16	4,300	4,315
Kentucky - 0.3%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	15,045
New Jersey - 0.2%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,108
New York - 1.3%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,451
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. TAN 2% 3/16/16	$ 13,200	$ 13,235
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,887
		71,573
TOTAL MUNICIPAL NOTES (Cost $105,124)		105,041
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $5,168,565)		5,416,568
NET OTHER ASSETS (LIABILITIES) - 3.9%		220,367
NET ASSETS - 100%		$ 5,636,935
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,174,000 or 0.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.5%
Health Care	14.5%
Transportation	10.3%
Escrowed/Pre-Refunded	9.2%
Electric Utilities	8.8%
Special Tax	7.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,168,565)		$ 5,416,568
Cash		212,228
Receivable for fund shares sold		7,747
Interest receivable		65,887
Prepaid expenses		11
Other receivables		8
Total assets		5,702,449

Liabilities
Payable for investments purchased
Regular delivery	$ 6,000
Delayed delivery	50,603
Payable for fund shares redeemed	3,617
Distributions payable	3,404
Accrued management fee	1,163
Distribution and service plan fees payable	85
Other affiliated payables	528
Other payables and accrued expenses	114
Total liabilities		65,514

Net Assets		$ 5,636,935
Net Assets consist of:
Paid in capital		$ 5,388,537
Undistributed net investment income		395
Net unrealized appreciation (depreciation) on investments		248,003
Net Assets		$ 5,636,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($148,031 ÷ 14,078.9 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class T: Net Asset Value and redemption price per share ($18,832 ÷ 1,792.2 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B: Net Asset Value and offering price per share ($949 ÷ 90.3 shares)A	$ 10.51

Class C: Net Asset Value and offering price per share ($60,316 ÷ 5,734.3 shares)A	$ 10.52

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,745,787 ÷ 451,664.1 shares)	$ 10.51

Class I: Net Asset Value, offering price and redemption price per share ($663,020 ÷ 63,002.4 shares)	$ 10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Interest		$ 158,992

Expenses
Management fee	$ 13,363
Transfer agent fees	5,552
Distribution and service plan fees	991
Accounting fees and expenses	677
Custodian fees and expenses	54
Independent trustees' compensation	22
Registration fees	176
Audit	64
Legal	31
Miscellaneous	106
Total expenses before reductions	21,036
Expense reductions	(54)	20,982
Net investment income (loss)		138,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		240
Change in net unrealized appreciation (depreciation) on investment securities		(22,091)
Net gain (loss)		(21,851)
Net increase (decrease) in net assets resulting from operations		$ 116,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,010	$ 132,846
Net realized gain (loss)	240	4,296
Change in net unrealized appreciation (depreciation)	(22,091)	172,042
Net increase (decrease) in net assets resulting from operations	116,159	309,184
Distributions to shareholders from net investment income	(137,872)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(138,884)	(136,747)
Share transactions - net increase (decrease)	401,766	537,208
Redemption fees	29	26
Total increase (decrease) in net assets	379,070	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $395 and undistributed net investment income of $551, respectively)	$ 5,636,935	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.234	.256	.272	.279	.318
Net realized and unrealized gain (loss)	(.048)	.388	(.460)	.213	.435
Total from investment operations	.186	.644	(.188)	.492	.753
Distributions from net investment income	(.234)	(.257)	(.271)	(.275)	(.321)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.236)	(.264)	(.292)	(.282)	(.333)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.79%	6.38%	(1.78)%	4.75%	7.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	.69%	.67%	.66%	.65%	.68%
Expenses net of fee waivers, if any	.69%	.67%	.66%	.65%	.68%
Expenses net of all reductions	.69%	.67%	.65%	.65%	.68%
Net investment income (loss)	2.24%	2.45%	2.61%	2.63%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 148	$ 115	$ 108	$ 131	$ 115
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.239	.260	.273	.280	.319
Net realized and unrealized gain (loss)	(.039)	.388	(.460)	.203	.436
Total from investment operations	.200	.648	(.187)	.483	.755
Distributions from net investment income	(.238)	(.261)	(.272)	(.276)	(.323)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.240)	(.268)	(.293)	(.283)	(.335)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA, B	1.93%	6.43%	(1.77)%	4.66%	7.67%
Ratios to Average Net AssetsD, F
Expenses before reductions	.65%	.63%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.65%	.63%	.64%	.65%	.67%
Expenses net of all reductions	.65%	.63%	.64%	.64%	.67%
Net investment income (loss)	2.28%	2.48%	2.62%	2.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 17	$ 20	$ 18
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.178	.194	.207	.213	.254
Net realized and unrealized gain (loss)	(.049)	.388	(.460)	.213	.435
Total from investment operations	.129	.582	(.253)	.426	.689
Distributions from net investment income	(.177)	(.195)	(.206)	(.209)	(.257)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.179)	(.202)	(.227)	(.216)	(.269)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.23%	5.76%	(2.39)%	4.10%	6.98%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of all reductions	1.24%	1.26%	1.27%	1.28%	1.31%
Net investment income (loss)	1.68%	1.85%	1.99%	2.01%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) C	.156	.176	.191	.197	.240
Net realized and unrealized gain (loss)	(.038)	.389	(.460)	.203	.435
Total from investment operations	.118	.565	(.269)	.400	.675
Distributions from net investment income	(.156)	(.178)	(.190)	(.193)	(.243)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.158)	(.185)	(.211)	(.200)	(.255)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.56	$ 10.18	$ 10.66	$ 10.46
Total ReturnA, B	1.13%	5.58%	(2.54)%	3.84%	6.82%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.44%	1.43%	1.43%	1.43%	1.45%
Net investment income (loss)	1.49%	1.69%	1.83%	1.86%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 61	$ 62	$ 81	$ 65
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.269	.287	.301	.309	.347
Net realized and unrealized gain (loss)	(.038)	.389	(.459)	.203	.435
Total from investment operations	.231	.676	(.158)	.512	.782
Distributions from net investment income	(.269)	(.289)	(.301)	(.305)	(.350)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.271)	(.296)	(.322)	(.312)	(.362)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA	2.23%	6.71%	(1.50)%	4.95%	7.96%
Ratios to Average Net AssetsC, E
Expenses before reductions	.36%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.36%	.37%	.37%	.37%	.40%
Expenses net of all reductions	.36%	.36%	.37%	.37%	.40%
Net investment income (loss)	2.57%	2.75%	2.89%	2.92%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 4,746	$ 4,453	$ 3,890	$ 4,571	$ 4,003
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) B	.261	.282	.295	.305	.343
Net realized and unrealized gain (loss)	(.048)	.389	(.459)	.212	.435
Total from investment operations	.213	.671	(.164)	.517	.778
Distributions from net investment income	(.261)	(.284)	(.295)	(.300)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.263)	(.291)	(.316)	(.307)	(.358)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.57	$ 10.19	$ 10.67	$ 10.46
Total ReturnA	2.05%	6.65%	(1.55)%	4.99%	7.91%
Ratios to Average Net AssetsC, E
Expenses before reductions	.44%	.41%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.44%	.41%	.42%	.42%	.44%
Expenses net of all reductions	.44%	.41%	.42%	.41%	.44%
Net investment income (loss)	2.49%	2.70%	2.84%	2.87%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 663	$ 609	$ 468	$ 327	$ 274
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 260,321
Gross unrealized depreciation	(12,016)
Net unrealized appreciation (depreciation) on securities	$ 248,305
Tax Cost	$ 5,168,263

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 94
Net unrealized appreciation (depreciation) on securities and other investments	$ 248,305

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Tax-exempt Income	$ 137,872	$ 133,330
Ordinary Income	-	990
Long-term Capital Gains	1,012	2,427
Total	$ 138,884	$ 136,747

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,172,137 and $754,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 322	$ 7
Class T	-%	.25%	45	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	611	93
			$ 991	$ 109

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	2
Class B A	1
Class C A	32
$ 57

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 222.17
Class T	24.13
Class B	1.08
Class C	105.17
Intermediate Municipal Income	4,099.09
Class I	1,101.17
	$ 5,552

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ 2,879	$ 2,698
Class T	404	440
Class B	23	41
Class C	907	1,010
Intermediate Municipal Income	117,592	114,784
Class I	16,067	14,357
Total	$ 137,872	$ 133,330

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Distributions to Shareholders - continued

Years ended December 31,	2015	2014
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-A	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Class I	119	390
Total	$ 1,012	$ 3,417

A In the amount of less than five hundred dollars.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,392	3,333	$ 56,673	$ 34,874
Reinvestment of distributions	250	230	2,622	2,411
Shares redeemed	(2,446)	(3,327)	(25,634)	(34,725)
Net increase (decrease)	3,196	236	$ 33,661	$ 2,560
Class T
Shares sold	275	149	$ 2,894	$ 1,563
Reinvestment of distributions	34	29	357	306
Shares redeemed	(219)	(176)	(2,287)	(1,832)
Net increase (decrease)	90	2	$ 964	$ 37
Class B
Shares sold	1	2	$ 14	$ 28
Reinvestment of distributions	1	3	16	27
Shares redeemed	(87)	(65)	(915)	(682)
Net increase (decrease)	(85)	(60)	$ (885)	$ (627)
Class C
Shares sold	1,091	1,135	$ 11,486	$ 11,929
Reinvestment of distributions	75	80	786	838
Shares redeemed	(1,176)	(1,534)	(12,311)	(16,029)
Net increase (decrease)	(10)	(319)	$ (39)	$ (3,262)
Intermediate Municipal Income
Shares sold	99,171	96,331	$ 1,039,984	$ 1,006,159
Reinvestment of distributions	7,960	7,889	83,490	82,535
Shares redeemed	(77,490)	(64,576)	(811,988)	(673,069)
Net increase (decrease)	29,641	39,644	$ 311,486	$ 415,625

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	18,867	19,704	$ 198,402	$ 206,317
Reinvestment of distributions	1,168	1,025	12,276	10,749
Shares redeemed	(14,694)	(9,009)	(154,099)	(94,191)
Net increase (decrease)	5,341	11,720	$ 56,579	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-

present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015, $124,020 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 5.28% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-UANN-0216
1.820143.110
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Intermediate Municipal Income

Fund

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Municipal Income Fund	2.23%	4.01%	4.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund, on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-exempt municipal bonds posted a moderate gain for calendar year 2015, driven by strong demand and limited supply. The Barclays Municipal Bond Index returned 3.30% for the year. However, the muni market faced a volatile stretch between April and June, when the focus of the market shifted to the credit challenges of a handful of high-profile issuers, including Puerto Rico, New Jersey, Illinois and Chicago. A common theme of unfunded pension liabilities for these issuers overshadowed a generally stable credit environment for state and local governments more broadly. The tax advantages of munis continued to appeal to investors, due to the higher federal income-tax rates and 3.8% Medicare tax on non-municipal investment income that took effect in 2013. At period end, investors continued to watch the flow of U.S. economic data for hints as to whether, when and by how much the U.S. Federal Reserve may raise policy interest rates in 2016, on the heels of its quarter-point rate hike in mid-December.

Comments from Lead Portfolio Manager Mark Sommer: For the year, the fund's share classes (excluding sales charges, if applicable) turned in modestly positive gains, net of fees, trailing the 2.82% gain of the Barclays® 1-17 Year Municipal Bond Index. I sought to generate attractive tax-exempt income and competitive risk-adjusted relative returns, including both price appreciation and income, over time. Detracting from the fund's performance versus the Barclays index was its overweighted exposure to Illinois general obligation bonds, securities backed by the city of Chicago and related entities, and New Jersey state-appropriated bonds. These securities lagged the index. In contrast, the fund's yield curve positioning - meaning how the fund was invested across bonds of various maturities - helped performance versus the index. The fund was overweighted bonds with maturities of 20 years and longer, which were the best-performing securities across the maturity spectrum, and underweighted two-year securities, the worst relative performers. Although I emphasized bonds with various maturities, I kept the fund's sensitivity to interest rates, as measured by its duration, roughly in line with the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.67%
Actual		$ 1,000.00	$ 1,022.10	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.64%
Actual		$ 1,000.00	$ 1,023.30	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class B	1.25%
Actual		$ 1,000.00	$ 1,019.20	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	1.42%
Actual		$ 1,000.00	$ 1,019.20	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Intermediate Municipal Income	.35%
Actual		$ 1,000.00	$ 1,024.70	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Class I	.43%
Actual		$ 1,000.00	$ 1,023.40	$ 2.19
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.7	13.6
Illinois	13.5	13.5
Texas	9.6	10.2
California	8.5	9.0
New York	7.8	7.9
Top Five Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.5	39.7
Health Care	14.5	14.5
Transportation	10.3	9.9
Escrowed/Pre-Refunded	9.2	8.5
Electric Utilities	8.8	9.5
Weighted Average Maturity as of December 31, 2015
		6 months ago
Years	4.9	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 6.6%	AAA 7.3%
AA,A 73.3%	AA,A 75.9%
BBB 9.5%	BBB 7.5%
BB and Below 2.2%	BB and Below 2.0%
Not Rated 2.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,905
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,314
Montgomery Med. Clinic Facilities:
5% 3/1/26 (c)	2,000	2,294
5% 3/1/27 (c)	4,030	4,612
5% 3/1/28 (c)	4,350	4,946
5% 3/1/29 (c)	3,570	4,023
5% 3/1/30 (c)	4,305	4,828
		25,922
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,231
5% 10/1/17 (FSA Insured)	10,000	10,706
5% 10/1/18 (FSA Insured)	2,500	2,743
5.25% 10/1/20 (FSA Insured)	6,695	7,612
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,751
6% 1/1/27	1,400	1,528
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,877
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,445
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,463
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,487
5% 7/1/28	7,470	8,803
5% 7/1/29	8,140	9,527
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,195
5% 7/1/25 (FSA Insured)	2,125	2,577
5% 7/1/26 (FSA Insured)	3,670	4,386
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,221
Series 2011 C, 5% 7/1/21	1,000	1,187
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.6%, tender 2/1/16 (d)(e)	$ 12,500	$ 12,500
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,485
5% 7/1/25	2,000	2,349
Series 2012 A:
5% 7/1/22	500	600
5% 7/1/23	1,100	1,326
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	673
		125,100
California - 8.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,976
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,645
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (d)	6,800	6,840
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,951
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,596
5% 12/1/29	4,865	5,680
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,135
5% 7/1/18 (Escrowed to Maturity)	3,480	3,834
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,601
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,025
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	2,200	2,216
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,419
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,136
6% 3/1/33	12,375	14,735
6% 4/1/38	7,500	8,668
6% 11/1/39	35,800	42,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 150	$ 176
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	115
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,099
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,803
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.81%, tender 7/1/17 (d)	4,500	4,536
Series 2011 D, 5% 8/15/35	3,000	3,473
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/16 (b)(d)(e)	36,700	36,701
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,206
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,206
5% 11/1/24	1,000	1,202
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,783
5.25% 10/1/25	4,000	4,770
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,442
Series 2012 A:
5% 4/1/22	2,100	2,522
5% 4/1/23	5,000	5,972
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,806
5% 12/1/21	2,500	2,988
Series 2009 G1, 5.75% 10/1/30	2,100	2,421
Series 2009 I, 6.125% 11/1/29	1,300	1,524
Series 2010 A, 5.75% 3/1/30	4,100	4,743
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,720
5.75% 11/1/28	5,000	5,712
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,815	$ 1,990
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,458
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,763
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,681
Series 2010 C, 5.25% 8/1/39	3,700	4,261
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,001
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,693
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,440
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,177
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,029
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,570
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,165
5% 7/1/23	3,800	4,387
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,335
5% 7/1/20	2,000	2,250
5% 7/1/21	1,500	1,685
5% 7/1/22	2,250	2,523
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,705
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,626
Series 2013, 6.25% 8/1/28	1,860	2,225
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County: - continued
Series 2015 A:
5% 8/1/28	$ 1,000	$ 1,177
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,866
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	5,929
Poway Unified School District Series B:
0% 8/1/36	12,950	5,922
0% 8/1/37	16,850	7,309
0% 8/1/38	4,650	1,923
0% 8/1/40	2,240	834
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,362
5% 9/1/28	1,600	1,837
5% 9/1/32	1,685	1,876
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,152
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	838
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,996
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,478
5.25% 8/1/26	2,200	2,464
5.5% 8/1/20	2,000	2,294
Series 2009 B, 5% 8/1/18	7,355	7,965
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,525
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,636
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,262
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,306
0% 7/1/39	7,200	2,853
0% 7/1/46	20,405	5,816
0% 7/1/47	13,000	3,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E, 0% 7/1/49	$ 4,500	$ 1,109
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,606
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,739
0% 8/1/37	2,000	858
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,394
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,758
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,359
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,205
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,779
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	346
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,912
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,088
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,293
		480,040
Colorado - 0.4%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,755
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,068
Bonds Series 2008 D3, 5%, tender 11/12/21 (d)	7,585	8,776
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2010 A: - continued
0% 9/1/37	$ 3,000	$ 1,249
0% 9/1/38	3,760	1,489
		24,255
Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	15,942
Series 2009 B, 5% 3/1/18	4,965	5,397
Series 2012 C, 5% 6/1/16	12,230	12,460
Series 2012 E, 5% 9/15/23	3,000	3,571
Series 2013 A:
0.24% 3/1/16 (d)	1,400	1,400
0.35% 3/1/17 (d)	1,600	1,596
Series 2014 C, 5% 12/15/16	20,600	21,460
Series 2014 D, 2% 6/15/16	4,400	4,432
Series 2014 E, 4% 9/1/16	15,000	15,348
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,112
		86,718
Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,265
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,537
5% 1/1/24	1,270	1,528
5% 1/1/25	2,750	3,276
		8,341
District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,240
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,549
		15,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 13.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	$ 3,300	$ 3,900
5% 7/1/30	7,455	8,607
Series 2015 C, 5% 7/1/24	3,000	3,608
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,701
Series A:
5% 10/1/29 (e)	4,210	4,905
5% 10/1/31 (e)	3,000	3,465
5% 10/1/32 (e)	4,000	4,602
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,228
Series 2012 A:
5% 7/1/21	5,380	6,306
5% 7/1/22	5,000	5,952
5% 7/1/25	5,635	6,543
5% 7/1/26	24,585	28,323
Series 2015 A:
5% 7/1/26	11,500	13,925
5% 7/1/27	9,165	11,012
5% 7/1/28	4,000	4,773
Series 2015 B:
5% 7/1/25	2,160	2,640
5% 7/1/26	11,670	14,131
5% 7/1/27	7,900	9,492
5% 7/1/28	13,510	16,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,108
Series 2011 A1, 5% 6/1/18	2,000	2,174
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,537
5% 12/1/23	2,245	2,646
5% 12/1/24	2,365	2,786
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,200
5% 7/1/28	1,000	1,179
5% 7/1/30	6,630	7,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	$ 3,400	$ 3,625
Series 2009 A, 5% 6/1/16	2,000	2,038
Series 2009 C, 5% 6/1/16	3,900	3,974
Series 2009 D, 5% 6/1/21	2,780	3,149
Series 2011 A, 5% 6/1/16	6,100	6,216
Series 2011 C:
5% 6/1/20	12,380	14,363
5% 6/1/22	10,000	11,867
Series 2011 E, 5% 6/1/24	5,000	5,911
Series 2012 C, 5% 6/1/16	5,600	5,706
Series A, 5.5% 6/1/38	1,800	1,979
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,576
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,629
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,125
5% 10/1/28	5,000	5,685
5% 10/1/29	2,725	3,076
5% 10/1/30	2,475	2,775
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,428
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,382
Series 2015 B:
5% 10/1/24	1,000	1,213
5% 10/1/27	1,500	1,809
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,450
5% 6/1/35	2,500	2,727
5% 6/1/46	2,340	2,510
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,795
5% 11/15/18	2,000	2,205
Series 2008 B, 6% 11/15/37	12,000	13,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 3,600	$ 4,486
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,211
5% 7/1/25	2,000	2,426
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,106
5% 9/1/22	2,270	2,575
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,797
5% 10/1/23	5,320	6,347
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,995
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,033
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,194
5% 6/1/26 (FSA Insured)	1,800	2,130
5% 6/1/28 (FSA Insured)	500	585
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,347
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,403
Series 2012 A:
5% 10/1/22 (e)	3,000	3,533
5% 10/1/24 (e)	10,000	11,581
5% 10/1/24	2,165	2,550
Series 2014 A:
5% 10/1/27 (e)	1,325	1,541
5% 10/1/29 (e)	2,805	3,224
5% 10/1/33 (e)	5,600	6,340
5% 10/1/37	7,400	8,444
Series 2015 A, 5% 10/1/35 (e)	2,500	2,810
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,642
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (Pre-Refunded to 4/1/16 @ 100)	3,200	3,241
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,866
Series 2014 A, 5% 7/1/44	2,900	3,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	$ 4,075	$ 4,979
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,284
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,968
5% 11/1/25	12,235	14,493
5% 11/1/26	7,950	9,335
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,965
Series 2015 B, 5% 5/1/28	13,690	15,962
Series 2015 D, 5% 2/1/30	6,500	7,586
Series 2016 A:
5% 8/1/27 (c)	7,560	9,063
5% 5/1/31 (c)	19,770	23,007
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,467
5% 7/1/42	1,675	1,859
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,874
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,415
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,117
5.75% 10/1/43	535	583
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,483
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,114
Series 2012 A, 5% 10/1/42	12,650	13,370
Series 2012 B, 5% 10/1/42	5,200	5,496
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,474
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,706
Series 2015 C, 5% 8/1/29	7,000	8,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,311
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.: - continued
Series 2011 B:
5% 10/1/20	$ 3,500	$ 4,074
Series 2012 A:
5% 10/1/23	1,700	2,083
5% 10/1/25	900	1,129
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,948
Series 2015 B:
5% 8/1/25	1,625	2,005
5% 8/1/27	8,285	10,069
5% 8/1/28	5,485	6,620
Series 2015 D:
5% 8/1/26	24,065	29,432
5% 8/1/27	10,910	13,260
5% 8/1/28	3,730	4,502
5% 8/1/26	10,460	12,793
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,699
Series 2011, 5% 10/1/24	8,600	10,264
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	5,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,335
5% 7/1/27	4,255	4,896
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,031
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,958
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,360
5% 10/1/18 (FSA Insured) (e)	10,515	11,465
5% 10/1/19 (FSA Insured) (e)	5,965	6,654
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,184
		771,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	$ 1,000	$ 1,224
5% 11/1/29	2,500	3,019
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,400
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,394
6.125% 9/1/40	7,190	7,810
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,773
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,613
5% 11/1/19	3,000	3,372
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	31,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,119
5.25% 1/1/20	1,625	1,868
Series 2008 D, 5.75% 1/1/19	11,500	12,799
Series 2009 B, 5% 1/1/16	2,500	2,500
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	725
Series 2011 A, 5% 1/1/21	9,000	10,508
Series GG:
5% 1/1/22	3,000	3,557
5% 1/1/24	3,625	4,307
5% 1/1/25	1,250	1,473
5% 1/1/26	5,000	5,877
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,691
Series Q, 5% 10/1/22	2,000	2,341
Series S:
5% 10/1/22	1,275	1,492
5% 10/1/24	2,425	2,861
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (d)	$ 6,785	$ 6,886
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,131
		160,046
Hawaii - 0.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,005
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,073
6.75% 11/1/37	2,600	2,951
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,837
		7,861
Illinois - 13.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	973
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,612
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,751
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,195
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,367
Series 2010 F:
5% 12/1/20	1,060	1,041
5% 12/1/31	20,065	17,931
Series 2011 A, 5.5% 12/1/39	5,900	5,354
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,111
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,145
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.) Series 1999:
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 17,310	$ 14,753
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2009 A, 5% 1/1/22	1,480	1,541
Series 2012 A:
5% 1/1/33	5,000	5,023
5% 1/1/34	2,090	2,094
Series 2012 C:
5% 1/1/23	4,115	4,325
5% 1/1/25	1,000	1,038
5% 1/1/26	1,310	1,331
5% 1/1/27	3,085	3,125
5.25% 1/1/29	12,100	12,703
5.25% 1/1/30	17,000	17,812
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (e)	6,500	7,136
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,169
5% 1/1/24	3,330	3,932
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Series 2010 D:
5.25% 1/1/18 (e)	750	805
5.25% 1/1/19 (e)	5,125	5,651
Series 2011 B, 5% 1/1/20	4,430	5,031
Series 2011 C, 6.5% 1/1/41	14,475	17,369
Series 2012 A, 5% 1/1/22	1,750	2,057
Series 2012 B, 5% 1/1/22 (e)	7,000	8,081
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,479
5% 1/1/23	3,400	3,713
5% 1/1/24	2,000	2,171
Series 2014 D, 4% 1/1/19	2,000	2,112
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	$ 1,700	$ 1,808
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	774
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,852
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,451
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,439
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,121
5% 12/15/24	1,000	1,113
Series 2012 C, 5% 12/15/25	2,120	2,346
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,752
Series 2010 G, 5% 11/15/25	2,940	3,197
Series 2011 A, 5.25% 11/15/24	1,500	1,653
Series 2012 C:
5% 11/15/22	2,000	2,246
5% 11/15/23	4,980	5,534
5% 11/15/24	18,655	20,623
5% 11/15/25 (FSA Insured)	520	570
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,853
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,645
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	848
Series 2006, 5.25% 5/1/24	2,420	2,450
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,615
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	24,623
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	$ 2,615	$ 3,005
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,818
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,439
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,142
5% 5/15/19	3,940	4,391
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,396
6.25% 5/1/21	6,395	7,479
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,732
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,595
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,369
Bonds Series E, 5%, tender 5/1/17 (d)	2,000	2,107
Series 2008 A, 5.625% 1/1/37	21,070	22,380
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,871
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	389
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,517
Series 2010 A:
5.5% 8/15/24	2,145	2,391
5.75% 8/15/29	1,440	1,594
Series 2012 A, 5% 5/15/23	1,480	1,721
Series 2012:
5% 9/1/32	8,100	8,820
5% 9/1/38	10,910	11,713
5% 11/15/43	3,265	3,501
Series 2013:
5% 11/15/26	2,675	3,015
5% 11/15/29	805	896
5% 5/15/43	7,800	8,048
Series 2015 A:
5% 11/15/27	1,045	1,232
5% 11/15/28	1,250	1,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2015 A:
5% 11/15/29	$ 1,885	$ 2,192
5% 11/15/32	3,475	3,978
5% 11/15/21	400	466
5% 11/15/26	3,025	3,616
5% 8/15/35	6,100	6,695
5% 8/15/44	29,100	31,430
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,098
5% 1/1/19	3,200	3,418
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,301
5% 1/1/21 (FSA Insured)	12,000	13,093
Series 2012 A, 5% 1/1/33	3,600	3,782
Series 2012:
5% 8/1/19	4,475	4,824
5% 3/1/20	3,280	3,562
5% 3/1/21	2,750	3,016
5% 8/1/21	1,600	1,762
5% 3/1/22	5,000	5,502
5% 8/1/22	6,600	7,278
5% 8/1/23	3,400	3,760
Series 2013, 5.5% 7/1/38	4,000	4,328
Series 2014:
5% 4/1/28	1,095	1,187
5% 5/1/32	2,500	2,664
5.25% 2/1/31	10,500	11,382
5% 2/1/26	2,260	2,473
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,817
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,195
Series 2013, 5% 6/15/25	13,360	15,575
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,351
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	35,415
Series 2015 A, 5% 1/1/40	12,700	14,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	$ 6,870	$ 5,814
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,007
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,753
0% 12/1/18 (Escrowed to Maturity)	595	573
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,683
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,244
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,791
5% 2/1/27	6,000	7,248
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,264
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,911
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,614
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,203
0% 6/15/44 (FSA Insured)	37,400	9,439
0% 6/15/47 (FSA Insured)	3,755	812
Series 2012 B, 0% 12/15/51	48,500	6,968
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,258
0% 6/15/16	2,150	2,138
0% 6/15/16 (Escrowed to Maturity)	350	349
0% 6/15/16 (Escrowed to Maturity)	1,050	1,048
0% 6/15/17	1,580	1,538
0% 6/15/17 (Escrowed to Maturity)	485	479
0% 6/15/17 (Escrowed to Maturity)	1,175	1,161
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/16	1,175	1,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 420	$ 448
5% 10/1/17 (Escrowed to Maturity)	580	622
5% 10/1/19	630	675
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	906
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,057
Series 2013:
6% 10/1/42	3,900	4,556
6.25% 10/1/38	3,900	4,510
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	990
0% 11/1/16 (FSA Insured)	3,005	2,976
0% 11/1/17 (FSA Insured)	1,300	1,265
		762,339
Indiana - 3.6%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,669
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,054
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	2,095	2,123
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,639
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,621
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,688
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,357
5.25% 9/1/27 (e)	700	808
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,464
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,308
5% 12/1/17	855	921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/22	$ 1,000	$ 1,150
5% 3/1/23	1,500	1,737
5% 3/1/30	1,050	1,170
5% 3/1/41	5,310	5,744
Series 2015, 5% 3/1/36	8,300	9,276
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,559
Series 2015 A:
5% 10/1/26	2,475	2,977
5% 10/1/28	1,180	1,400
Series 2011 A, 5.25% 10/1/24	4,025	4,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,018
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	5,947
Series 2001 A1, 0.3%, tender 2/3/16 (d)	40,465	40,468
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,174
5% 1/1/25	1,000	1,170
5% 1/1/26	2,745	3,196
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,960
0% 12/1/17 (AMBAC Insured)	1,470	1,440
0% 6/1/18 (AMBAC Insured)	1,740	1,687
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,524
5% 10/1/21	5,500	6,409
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,625
5% 7/15/22	1,000	1,187
5% 7/15/23	2,700	3,217
5% 7/15/24	4,185	4,950
5% 7/15/25	4,330	5,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	$ 2,295	$ 2,410
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (d)(e)	29,770	34,713
		205,579
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,764
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,186
		4,950
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	322
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,237
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,130
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,279
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,389
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,211
5% 9/1/24	4,415	5,197
Series 2012 B, 5% 9/1/24	1,500	1,759
		19,524
Kentucky - 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,345
Series 2010 A, 6% 6/1/30	1,750	1,986
Series 2015 A:
5% 6/1/25	1,775	2,011
5% 6/1/26	1,870	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
Series 2015 A:
5% 6/1/27	$ 1,965	$ 2,188
5% 6/1/28	2,065	2,283
5% 6/1/29	2,170	2,385
5% 6/1/30	2,280	2,493
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,547
(#90 Proj.) 5.75% 11/1/23	12,000	13,470
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,869
5.75% 10/1/38	6,430	7,493
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,813
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,048
		76,027
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,806
5% 6/1/18	4,000	4,354
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.641%, tender 5/1/17 (d)	30,000	29,929
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,020
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,530
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	2,930
5% 1/1/25 (e)	2,000	2,346
5% 1/1/27 (e)	2,250	2,600
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,690
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,458
		76,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,626
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,219
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,103
Series 2014, 5% 7/1/16	4,340	4,438
Series 2015:
5% 7/1/25	2,295	2,840
5% 7/1/27	2,000	2,426
		18,652
Maryland - 1.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,578
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,519
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,235
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,260
5% 7/1/18	2,500	2,728
Series 2010, 5.125% 7/1/39	3,600	3,920
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	882
Bonds:
Series 2012 C, 0.993%, tender 11/15/17 (d)	14,700	14,753
Series 2013 A:
0.743%, tender 5/15/18 (d)	5,500	5,484
0.763%, tender 5/15/18 (d)	8,400	8,377
Series 2010, 5.625% 7/1/30	2,400	2,572
Series 2013 A:
5% 7/1/24	1,245	1,442
5% 7/1/25	1,060	1,220
Series 2015:
5% 7/1/27	1,000	1,150
5% 7/1/28	1,300	1,483
5% 7/1/29	2,200	2,489
5% 7/1/31	1,000	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	$ 1,665	$ 1,684
Series 2009 A, 5% 11/1/16	15,570	16,147
		88,041
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,902
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,079
Bonds Series 2013 U-6E, 0.56%, tender 1/7/16 (d)	7,100	7,101
Series 2013 A, 6.25% 11/15/28 (b)	5,000	5,473
Series 2015 D, 5% 7/1/44	4,855	5,291
Series 2015 H1, 4% 7/1/17	3,770	3,941
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,294
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,911
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,530
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,278
Series 2011 A, 5% 4/1/23	10,000	11,778
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,148
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,465
5% 7/1/21	4,700	5,310
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,055
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,496
		91,052
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,083
Series 2006 D, 0.818% 7/1/32 (d)	5,520	5,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	$ 3,410	$ 4,186
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,158
5% 11/15/21	650	764
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,824
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,776
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,949
Series 2012 B, 5% 7/1/22	2,900	2,973
Series 2012:
5% 11/15/36	7,100	7,808
5% 11/15/42	1,560	1,697
Series 2013:
5% 8/15/28	5,585	6,413
5% 8/15/29	2,000	2,285
Series 2015 D1:
5% 7/1/27	425	500
5% 7/1/29	1,000	1,161
5% 7/1/31	1,200	1,382
5% 7/1/32	1,000	1,147
5% 7/1/33	850	971
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,019
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (d)	37,635	37,634
Series 2008 A1:
6.5% 12/1/33	1,135	1,296
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,042
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,604
Series 2014, 5% 11/15/16	5,000	5,193
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,200
Series 2014 D:
5% 9/1/22	1,000	1,176
5% 9/1/24	2,000	2,367
		118,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	$ 2,000	$ 2,291
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,712
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,375
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,609
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,131
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,560
5% 1/1/20	4,500	5,103
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,577
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,647
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,554
		44,559
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.54% 9/1/17 (d)	3,415	3,416
Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,068
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	882
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	707
5% 2/1/30	2,465	2,848
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,485
5% 2/1/45	3,600	3,980
		15,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	$ 1,990	$ 2,150
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,647
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,719
		5,516
Nevada - 0.6%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (d)	12,000	12,049
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,558
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,726
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,199
5% 6/1/23	2,000	2,381
5% 6/1/24	2,000	2,381
5% 6/1/25	1,050	1,249
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,659
Series 2013 D1, 5% 3/1/25	2,825	3,398
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,127
		35,727
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,894
Series 2012:
4% 7/1/22	1,350	1,409
5% 7/1/26	1,280	1,404
Series 2013 A, 5% 10/1/43	2,430	2,624
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,671
5% 2/1/23	2,215	2,603
5% 2/1/24	1,775	2,082
		17,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	$ 2,000	$ 2,294
5% 2/15/25	1,000	1,140
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,089
5.25% 6/15/21	4,500	4,893
5.25% 6/15/22	10,585	11,466
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,305
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,070
Series 2013:
5% 3/1/23	9,300	10,306
5% 3/1/24	12,800	14,082
5% 3/1/25	1,400	1,530
Series 2015 XX, 5% 6/15/26	20,000	21,641
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,227
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,046
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	335
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,312
Series 2012 AA:
5% 6/15/23	7,500	8,266
5% 6/15/24	12,000	13,131
Series 2014 AA:
5% 6/15/25	12,500	13,688
5% 6/15/26	7,500	8,145
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,489
		161,455
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (d)	11,810	11,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	$ 3,000	$ 3,065
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,086
		18,032
New York - 6.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,144
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,947
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	191
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,957
Series 2014 J, 3% 8/1/16	10,100	10,250
Series 2014 K, 3% 8/1/16	5,045	5,120
Series 2015 A, 3% 8/1/16	47,530	48,235
Series 2015 B, 3% 8/1/16	10,100	10,250
Series J7, 0.48% 8/1/21 (d)	4,000	3,991
Series J8, 0.39% 8/1/21 (d)	4,900	4,900
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	912
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,834
Series 2009 S2, 6% 7/15/38	7,000	7,835
Series 2009 S3:
5.25% 1/15/34	17,500	19,362
5.25% 1/15/39	2,600	2,860
Series 2009 S4, 5.75% 1/15/39	6,400	7,232
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,621
5% 2/1/21	3,510	4,117
Series 2010 B, 5% 11/1/20	37,195	42,500
Series 2012 A, 5% 11/1/21	5,460	6,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	$ 13,355	$ 15,956
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,960
Series 2009 A, 5% 3/15/19	11,040	12,372
Series 2010 A:
5% 2/15/19	1,000	1,119
5% 2/15/20	2,995	3,449
5% 2/15/20 (Escrowed to Maturity)	5	6
Series 2013 A, 5% 2/15/16	6,600	6,636
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	681
Series 2009 A:
5% 7/1/20	5,000	5,649
5% 7/1/21	12,335	13,931
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,862
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,036
Series 2008 C, 6.5% 11/15/28	11,300	13,009
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,448
Series 2011 A, 5% 4/1/19	2,000	2,246
Series 2011 A1, 5% 4/1/20	2,220	2,561
Series 2011 A2, 5% 4/1/21	2,000	2,359
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,934
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,404
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,316
Series 2013 B, 5% 6/1/21	4,000	4,073
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,703
5% 11/15/24	4,000	4,869
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,177
		364,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	$ 2,245	$ 2,359
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,732
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16 (Escrowed to Maturity)	3,000	3,000
5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,356
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,516
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,265
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	514
5% 10/1/18	810	866
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,831
5% 6/1/22	4,000	4,541
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,860
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,270
		48,110
Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,366
5% 2/15/23	2,175	2,562
Series 2012:
5% 2/15/21	1,500	1,735
5% 2/15/24	2,000	2,343
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,008
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,357
5% 6/1/17	3,780	3,990
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,461
5% 1/1/27	1,500	1,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	$ 2,465	$ 2,734
5% 6/15/26	2,590	2,846
5% 6/15/27	2,720	2,980
5% 6/15/28	2,855	3,091
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,608
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,659
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,374
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,580
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,523
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,660
5% 10/1/22	2,000	2,272
5% 10/1/23	3,000	3,407
Ohio Gen. Oblig. Series 2013 B, 4% 6/15/16	2,860	2,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,293
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,439
Series 2013 A2, 0.31% 1/1/16 (d)	1,615	1,615
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,949
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,003
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,788
		92,294
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,440
5% 6/1/28	1,500	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	$ 1,050	$ 1,267
5% 10/1/26	1,500	1,785
5% 10/1/27	1,190	1,406
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,656
5% 2/15/42	7,185	7,889
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,498
5% 1/1/22 (FSA Insured)	12,455	13,976
Series 2014 A:
5% 1/1/26	1,700	2,058
5% 1/1/27	6,000	7,222
5% 1/1/28	2,000	2,390
5% 1/1/29	1,570	1,859
Series 2014 B, 5% 1/1/27	2,145	2,582
		53,821
Oregon - 0.5%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,399
Series 2014 B, 5% 10/1/16	4,690	4,846
Series 2015 A, 5% 6/1/17	14,470	15,339
		27,584
Pennsylvania - 5.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (d)	18,000	18,443
Series 2006 B, 3.5%, tender 6/1/20 (d)	21,000	21,517
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,665
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,187
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,128
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 4,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,711
Series 2009 A, 5% 6/1/17	2,925	3,087
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,323
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,539
5% 3/1/22	2,000	2,303
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,107
Series 2012 B:
5% 7/1/21	8,000	8,624
5% 7/1/22	6,000	6,140
5% 1/1/23	3,000	3,006
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds 0.6%, tender 1/4/16 (d)(e)	6,000	6,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,833
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,305
Series 2010 A3, 5% 7/15/16	4,910	5,029
Series 2011:
5% 7/1/16	6,695	6,845
5% 7/1/21	2,100	2,468
Series 2012, 5% 7/1/16	19,100	19,529
Series 2013 1, 5% 4/1/16	3,400	3,438
Series 2013, 5% 10/15/27	10,000	11,826
Series 2015 1, 5% 3/15/29	15,000	17,618
5% 7/1/17	5,000	5,308
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,285
Series 2009 B, 5% 12/1/16	12,500	12,989
Series 2013 A, 0.61% 12/1/17 (d)	7,600	7,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A2:
0% 12/1/28 (a)	$ 1,250	$ 1,303
0% 12/1/33 (a)	1,250	1,275
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,765
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,588
Series 2015 B:
5% 8/1/27	3,000	3,564
5% 8/1/29	10,465	12,280
5% 8/1/30	11,025	12,817
5% 8/1/31	11,615	13,451
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,586
5% 9/1/21	6,000	6,635
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,697
5% 9/1/20 (FSA Insured)	1,000	1,155
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,131
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,887
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,215
5% 4/1/24	1,365	1,485
		302,547
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,878
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,023
5% 6/1/28	2,400	2,634
		14,535
South Carolina - 2.5%
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,669
5% 12/1/29	3,250	3,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District: - continued
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	$ 2,040	$ 2,122
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,057
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,222
Series 2011 B, 5% 12/1/20	2,275	2,652
Series 2012 B, 5% 12/1/19	7,200	8,196
Series 2012 C, 5% 12/1/20	7,500	8,744
Series 2013 E, 5.5% 12/1/53	6,485	7,326
Series 2014 A:
5% 12/1/49	7,500	8,261
5.5% 12/1/54	17,800	20,123
Series 2014 C:
5% 12/1/25	4,000	4,865
5% 12/1/26	4,000	4,829
5% 12/1/27	3,100	3,721
5% 12/1/46	3,500	3,910
Series 2015 C, 5% 12/1/20	42,000	48,964
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,017
		139,437
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	388
5.25% 11/1/18	1,000	1,108
Series 2014 B:
5% 11/1/24	1,235	1,487
5% 11/1/25	1,210	1,447
5% 11/1/26	200	237
		4,667
Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,025
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	$ 5,000	$ 5,807
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,294
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,138
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,842
		17,919
Texas - 9.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,878
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,193
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,362
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,164
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,750
6% 1/1/18	1,000	1,038
6% 1/1/19	1,335	1,388
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,800
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,879
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,481
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,156
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,306
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,017
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,261
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,059
Brazosport College District:
5.5% 2/15/33	235	255
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	$ 1,200	$ 1,373
5% 1/1/32	1,000	1,144
5% 1/1/34	2,000	2,268
5% 1/1/40	5,500	6,138
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,639
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,349
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,107
5% 11/1/19	1,000	1,137
5% 11/1/21	1,500	1,555
Series 2014 B:
5% 11/1/26 (e)	3,005	3,485
5% 11/1/27 (e)	1,280	1,475
5% 11/1/28 (e)	2,845	3,265
5% 11/1/30 (e)	5,435	6,133
5% 11/1/31 (e)	11,485	12,899
5% 11/1/32 (e)	14,530	16,243
5% 11/1/33 (e)	10,000	11,133
5% 11/1/34 (e)	2,365	2,621
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,448
Series 2014 A, 4% 8/15/16	11,900	12,161
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,129
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,942
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	191
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,286
5.25% 10/1/51	2,500	2,834
5.5% 4/1/53	5,900	6,475
Series 2013 C, 5.125% 10/1/43	2,500	2,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,180	$ 6,141
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,135
Series 2012 C:
5% 8/15/24	1,075	1,285
5% 8/15/25	3,860	4,602
Series 2014 A, 5% 10/1/16	7,580	7,834
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,820
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,121
Series 2012 A, 5% 7/1/23 (e)	2,400	2,788
Series A, 5.5% 7/1/39	6,000	6,604
Houston Independent School District Series 2005 A, 0% 2/15/16	6,395	6,394
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.61%, tender 1/7/16 (d)	10,300	10,296
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,692
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,250
0% 2/15/17	1,400	1,388
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,035
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,006
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,524
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,125
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,412
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (e)	1,400	1,628
5% 11/1/31 (e)	3,160	3,659
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Series 2015 B:
5% 5/15/27	$ 3,000	$ 3,575
5% 5/15/28	2,930	3,473
5% 5/15/29	8,500	10,022
Series 2015 D:
5% 5/15/22	850	1,005
5% 5/15/23	700	837
5% 5/15/24	1,220	1,472
5% 5/15/26	1,400	1,672
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,056
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,329
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	179
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,301
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,158
4% 12/15/24	1,825	2,042
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,880
6% 9/1/41	1,000	1,210
Series 2014 A, 5% 1/1/24	5,000	6,016
Series 2015 B:
5% 1/1/29	10,000	11,694
5% 1/1/30	5,000	5,804
6% 1/1/23	275	299
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,113
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,273
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,245
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	931
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	752
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,878
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	$ 1,230	$ 1,355
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,415
Series 2012, 5.25% 2/1/25	3,200	4,034
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,694
5% 9/15/24	7,490	8,870
5% 9/15/25	9,295	10,988
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,241
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,446
5% 10/1/20	2,180	2,483
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,187
5% 8/15/26	1,530	1,804
5% 8/15/28	1,620	1,889
5% 8/15/33	3,800	4,350
5.5% 9/1/43	5,350	6,028
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,302
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,950
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,070
Series 2009 A, 5% 10/1/16	4,400	4,545
Series 2011 A:
5% 8/1/19 (e)	1,545	1,742
5% 8/1/21 (e)	1,530	1,797
Series 2011 C:
5% 8/1/20 (e)	1,625	1,871
5% 8/1/21 (e)	1,460	1,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Series 2014, 5% 10/1/16	$ 13,700	$ 14,159
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	311
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,178
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	5,740	5,689
0% 9/1/16 (Escrowed to Maturity)	2,450	2,442
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	20,060
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,789
4% 7/1/18	2,800	2,800
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	14,300	16,202
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,528
Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,631
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,415
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,067
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,890
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,055
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,915
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,795
4.75% 8/15/27	2,480	2,580
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,535
5.5% 2/15/33	4,160	4,542
5.5% 2/15/37	4,820	5,247
		543,381
Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,334
5% 8/15/18	2,500	2,743
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	$ 10,100	$ 10,330
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,672
		26,582
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,150
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,477
5% 6/15/29	1,425	1,603
5% 6/15/33	1,520	1,659
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,848
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,387
Series 2014 C, 5% 8/1/16	34,625	35,536
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,343
Series Xll, 5% 4/15/16	5,100	5,167
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,034
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,320
5% 1/1/33	2,590	2,991
		70,515
Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,756
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,628
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,801
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,308
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,195
5% 1/1/23	1,000	1,199
5% 1/1/24	2,330	2,788
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	$ 12,100	$ 13,263
Series 2009, 5.25% 1/1/42	1,900	2,104
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,055
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,395
5% 12/1/19	1,385	1,536
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,291
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,569
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,534
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,813
Series 2015, 5% 1/1/29	1,300	1,473
		67,364
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,094
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,550
		2,644
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	2,944
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,217
Series 2014 B, 5% 5/1/16	3,300	3,350
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,683
5% 11/15/27	6,710	7,844
Series 2014:
5% 5/1/26	835	919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities: - continued
Series 2014:
5% 5/1/28	$ 1,800	$ 1,969
5% 5/1/29	890	970
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,032
5.75% 7/1/30	2,000	2,308
Series 2013 B:
5% 7/1/25	1,000	1,158
5% 7/1/36	6,985	7,655
Series 2012:
5% 6/1/27	1,800	2,060
5% 6/1/32	1,025	1,141
5% 8/15/32	1,650	1,846
5% 6/1/39	2,415	2,615
		50,711
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,224
TOTAL MUNICIPAL BONDS (Cost $5,063,441)		5,311,527
Municipal Notes - 1.9%

Connecticut - 0.1%
New London BAN 2% 3/24/16	4,300	4,315
Kentucky - 0.3%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	15,045
New Jersey - 0.2%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,108
New York - 1.3%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,451
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. TAN 2% 3/16/16	$ 13,200	$ 13,235
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,887
		71,573
TOTAL MUNICIPAL NOTES (Cost $105,124)		105,041
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $5,168,565)		5,416,568
NET OTHER ASSETS (LIABILITIES) - 3.9%		220,367
NET ASSETS - 100%		$ 5,636,935
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,174,000 or 0.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.5%
Health Care	14.5%
Transportation	10.3%
Escrowed/Pre-Refunded	9.2%
Electric Utilities	8.8%
Special Tax	7.2%
Others* (Individually Less Than 5%)	11.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,168,565)		$ 5,416,568
Cash		212,228
Receivable for fund shares sold		7,747
Interest receivable		65,887
Prepaid expenses		11
Other receivables		8
Total assets		5,702,449

Liabilities
Payable for investments purchased
Regular delivery	$ 6,000
Delayed delivery	50,603
Payable for fund shares redeemed	3,617
Distributions payable	3,404
Accrued management fee	1,163
Distribution and service plan fees payable	85
Other affiliated payables	528
Other payables and accrued expenses	114
Total liabilities		65,514

Net Assets		$ 5,636,935
Net Assets consist of:
Paid in capital		$ 5,388,537
Undistributed net investment income		395
Net unrealized appreciation (depreciation) on investments		248,003
Net Assets		$ 5,636,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($148,031 ÷ 14,078.9 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class T: Net Asset Value and redemption price per share ($18,832 ÷ 1,792.2 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B: Net Asset Value and offering price per share ($949 ÷ 90.3 shares)A	$ 10.51

Class C: Net Asset Value and offering price per share ($60,316 ÷ 5,734.3 shares)A	$ 10.52

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,745,787 ÷ 451,664.1 shares)	$ 10.51

Class I: Net Asset Value, offering price and redemption price per share ($663,020 ÷ 63,002.4 shares)	$ 10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Interest		$ 158,992

Expenses
Management fee	$ 13,363
Transfer agent fees	5,552
Distribution and service plan fees	991
Accounting fees and expenses	677
Custodian fees and expenses	54
Independent trustees' compensation	22
Registration fees	176
Audit	64
Legal	31
Miscellaneous	106
Total expenses before reductions	21,036
Expense reductions	(54)	20,982
Net investment income (loss)		138,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		240
Change in net unrealized appreciation (depreciation) on investment securities		(22,091)
Net gain (loss)		(21,851)
Net increase (decrease) in net assets resulting from operations		$ 116,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,010	$ 132,846
Net realized gain (loss)	240	4,296
Change in net unrealized appreciation (depreciation)	(22,091)	172,042
Net increase (decrease) in net assets resulting from operations	116,159	309,184
Distributions to shareholders from net investment income	(137,872)	(133,330)
Distributions to shareholders from net realized gain	(1,012)	(3,417)
Total distributions	(138,884)	(136,747)
Share transactions - net increase (decrease)	401,766	537,208
Redemption fees	29	26
Total increase (decrease) in net assets	379,070	709,671

Net Assets
Beginning of period	5,257,865	4,548,194
End of period (including undistributed net investment income of $395 and undistributed net investment income of $551, respectively)	$ 5,636,935	$ 5,257,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.234	.256	.272	.279	.318
Net realized and unrealized gain (loss)	(.048)	.388	(.460)	.213	.435
Total from investment operations	.186	.644	(.188)	.492	.753
Distributions from net investment income	(.234)	(.257)	(.271)	(.275)	(.321)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.236)	(.264)	(.292)	(.282)	(.333)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.79%	6.38%	(1.78)%	4.75%	7.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	.69%	.67%	.66%	.65%	.68%
Expenses net of fee waivers, if any	.69%	.67%	.66%	.65%	.68%
Expenses net of all reductions	.69%	.67%	.65%	.65%	.68%
Net investment income (loss)	2.24%	2.45%	2.61%	2.63%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 148	$ 115	$ 108	$ 131	$ 115
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.239	.260	.273	.280	.319
Net realized and unrealized gain (loss)	(.039)	.388	(.460)	.203	.436
Total from investment operations	.200	.648	(.187)	.483	.755
Distributions from net investment income	(.238)	(.261)	(.272)	(.276)	(.323)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.240)	(.268)	(.293)	(.283)	(.335)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA, B	1.93%	6.43%	(1.77)%	4.66%	7.67%
Ratios to Average Net AssetsD, F
Expenses before reductions	.65%	.63%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.65%	.63%	.64%	.65%	.67%
Expenses net of all reductions	.65%	.63%	.64%	.64%	.67%
Net investment income (loss)	2.28%	2.48%	2.62%	2.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 17	$ 20	$ 18
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) C	.178	.194	.207	.213	.254
Net realized and unrealized gain (loss)	(.049)	.388	(.460)	.213	.435
Total from investment operations	.129	.582	(.253)	.426	.689
Distributions from net investment income	(.177)	(.195)	(.206)	(.209)	(.257)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.179)	(.202)	(.227)	(.216)	(.269)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.56	$ 10.18	$ 10.66	$ 10.45
Total ReturnA, B	1.23%	5.76%	(2.39)%	4.10%	6.98%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24%	1.26%	1.28%	1.28%	1.32%
Expenses net of all reductions	1.24%	1.26%	1.27%	1.28%	1.31%
Net investment income (loss)	1.68%	1.85%	1.99%	2.01%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 3
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.18	$ 10.66	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) C	.156	.176	.191	.197	.240
Net realized and unrealized gain (loss)	(.038)	.389	(.460)	.203	.435
Total from investment operations	.118	.565	(.269)	.400	.675
Distributions from net investment income	(.156)	(.178)	(.190)	(.193)	(.243)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.158)	(.185)	(.211)	(.200)	(.255)
Redemption fees added to paid in capitalC, G	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.56	$ 10.18	$ 10.66	$ 10.46
Total ReturnA, B	1.13%	5.58%	(2.54)%	3.84%	6.82%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.44%	1.43%	1.43%	1.43%	1.45%
Net investment income (loss)	1.49%	1.69%	1.83%	1.86%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 61	$ 62	$ 81	$ 65
Portfolio turnover rateE	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.17	$ 10.65	$ 10.45	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.269	.287	.301	.309	.347
Net realized and unrealized gain (loss)	(.038)	.389	(.459)	.203	.435
Total from investment operations	.231	.676	(.158)	.512	.782
Distributions from net investment income	(.269)	(.289)	(.301)	(.305)	(.350)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.271)	(.296)	(.322)	(.312)	(.362)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.17	$ 10.65	$ 10.45
Total ReturnA	2.23%	6.71%	(1.50)%	4.95%	7.96%
Ratios to Average Net AssetsC, E
Expenses before reductions	.36%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.36%	.37%	.37%	.37%	.40%
Expenses net of all reductions	.36%	.36%	.37%	.37%	.40%
Net investment income (loss)	2.57%	2.75%	2.89%	2.92%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 4,746	$ 4,453	$ 3,890	$ 4,571	$ 4,003
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Municipal Income Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.19	$ 10.67	$ 10.46	$ 10.04
Income from Investment Operations
Net investment income (loss) B	.261	.282	.295	.305	.343
Net realized and unrealized gain (loss)	(.048)	.389	(.459)	.212	.435
Total from investment operations	.213	.671	(.164)	.517	.778
Distributions from net investment income	(.261)	(.284)	(.295)	(.300)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.263)	(.291)	(.316)	(.307)	(.358)
Redemption fees added to paid in capitalB, F	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.57	$ 10.19	$ 10.67	$ 10.46
Total ReturnA	2.05%	6.65%	(1.55)%	4.99%	7.91%
Ratios to Average Net AssetsC, E
Expenses before reductions	.44%	.41%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.44%	.41%	.42%	.42%	.44%
Expenses net of all reductions	.44%	.41%	.42%	.41%	.44%
Net investment income (loss)	2.49%	2.70%	2.84%	2.87%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 663	$ 609	$ 468	$ 327	$ 274
Portfolio turnover rateD	14%	17%	15%	15%	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 260,321
Gross unrealized depreciation	(12,016)
Net unrealized appreciation (depreciation) on securities	$ 248,305
Tax Cost	$ 5,168,263

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 94
Net unrealized appreciation (depreciation) on securities and other investments	$ 248,305

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Tax-exempt Income	$ 137,872	$ 133,330
Ordinary Income	-	990
Long-term Capital Gains	1,012	2,427
Total	$ 138,884	$ 136,747

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,172,137 and $754,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 322	$ 7
Class T	-%	.25%	45	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	611	93
			$ 991	$ 109

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22
Class T	2
Class B A	1
Class C A	32
$ 57

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 222.17
Class T	24.13
Class B	1.08
Class C	105.17
Intermediate Municipal Income	4,099.09
Class I	1,101.17
	$ 5,552

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ 2,879	$ 2,698
Class T	404	440
Class B	23	41
Class C	907	1,010
Intermediate Municipal Income	117,592	114,784
Class I	16,067	14,357
Total	$ 137,872	$ 133,330

Annual Report

7. Distributions to Shareholders - continued

Years ended December 31,	2015	2014
From net realized gain
Class A	$ 23	$ 75
Class T	3	12
Class B	-A	1
Class C	12	40
Intermediate Municipal Income	855	2,899
Class I	119	390
Total	$ 1,012	$ 3,417

A In the amount of less than five hundred dollars.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,392	3,333	$ 56,673	$ 34,874
Reinvestment of distributions	250	230	2,622	2,411
Shares redeemed	(2,446)	(3,327)	(25,634)	(34,725)
Net increase (decrease)	3,196	236	$ 33,661	$ 2,560
Class T
Shares sold	275	149	$ 2,894	$ 1,563
Reinvestment of distributions	34	29	357	306
Shares redeemed	(219)	(176)	(2,287)	(1,832)
Net increase (decrease)	90	2	$ 964	$ 37
Class B
Shares sold	1	2	$ 14	$ 28
Reinvestment of distributions	1	3	16	27
Shares redeemed	(87)	(65)	(915)	(682)
Net increase (decrease)	(85)	(60)	$ (885)	$ (627)
Class C
Shares sold	1,091	1,135	$ 11,486	$ 11,929
Reinvestment of distributions	75	80	786	838
Shares redeemed	(1,176)	(1,534)	(12,311)	(16,029)
Net increase (decrease)	(10)	(319)	$ (39)	$ (3,262)
Intermediate Municipal Income
Shares sold	99,171	96,331	$ 1,039,984	$ 1,006,159
Reinvestment of distributions	7,960	7,889	83,490	82,535
Shares redeemed	(77,490)	(64,576)	(811,988)	(673,069)
Net increase (decrease)	29,641	39,644	$ 311,486	$ 415,625

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	18,867	19,704	$ 198,402	$ 206,317
Reinvestment of distributions	1,168	1,025	12,276	10,749
Shares redeemed	(14,694)	(9,009)	(154,099)	(94,191)
Net increase (decrease)	5,341	11,720	$ 56,579	$ 122,875

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015, $124,020, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 5.28% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIM-UANN-0216
1.787736.112
Contents Shareholder Expense Example Investment Summary (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Multi-Asset Income
Fund - Class A, Class T,
and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 9, 2015 to December 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2015	Expenses Paid During Period
Class A	1.10%
Actual		$ 1,000.00	$ 1,003.60	$ 3.44 C
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60 D
Class T	1.10%
Actual		$ 1,000.00	$ 1,003.60	$ 3.44 C
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60 D
Class C	1.85%
Actual		$ 1,000.00	$ 1,001.40	$ 5.78 C
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40 D
Class I	.85%
Actual		$ 1,000.00	$ 1,005.40	$ 2.66 C
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period September 9, 2015 to December 31, 2015).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of December 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets
General Electric Co.	3.9
U.S. Treasury Obligations	2.8
AT&T, Inc.	2.4
JPMorgan Chase & Co.	2.2
HCA Holdings, Inc.	2.2
13.5
Top Five Market Sectors as of December 31, 2015
% of fund's net assets
Financials	16.3
Consumer Discretionary	15.8
Industrials	12.5
Information Technology	10.6
Consumer Staples	10.6
Quality Diversification (% of fund's net assets)
As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations 2.8%
AAA,AA,A 3.0%
BBB 4.8%
BB 14.7%
B 18.7%
CCC,CC,C 7.6%
Not Rated 1.6%
Equities 44.5%
Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *
Preferred Securities 4.7%
Corporate Bonds 42.5%
U.S. Government and U.S. Government Agency Obligations 2.8%
Municipal Securities 0.1%
Foreign Government & Government Agency Obligations 1.6%
Bank Loan Obligations 1.5%
Stocks 44.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Foreign investments	10.8%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 42.5%
	Principal Amount	Value
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
Liberty Media Corp. 3.5% 1/15/31	$ 640,000	$ 329,869
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Whiting Petroleum Corp. 1.25% 4/1/20 (c)	340,000	231,200
TOTAL CONVERTIBLE BONDS		561,069
Nonconvertible Bonds - 41.1%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	205,000	212,431
Landry's Holdings II, Inc. 10.25% 1/1/18 (c)	555,000	553,613
Wynn Macau Ltd. 5.25% 10/15/21 (c)	200,000	176,000
		942,044
Household Durables - 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.5% 5/15/18 (e)	480,000	474,600
Media - 3.0%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	13,024
Altice SA 7.75% 5/15/22 (c)	510,000	460,275
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (c)	5,000	4,995
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(e)	490,000	485,100
Time Warner Cable, Inc.:
5.875% 11/15/40	75,000	71,060
6.55% 5/1/37	105,000	106,201
		1,140,655
Multiline Retail - 1.4%
JC Penney Corp., Inc. 8.125% 10/1/19	610,000	552,050
TOTAL CONSUMER DISCRETIONARY		3,109,349
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 6.5%
Beverages - 1.2%
Constellation Brands, Inc. 4.25% 5/1/23	$ 30,000	$ 30,000
Cott Beverages, Inc. 6.75% 1/1/20	410,000	423,325
		453,325
Food & Staples Retailing - 1.1%
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (c)	445,000	438,325
Food Products - 2.3%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (c)	570,000	495,900
Post Holdings, Inc. 7.375% 2/15/22	385,000	401,363
		897,263
Tobacco - 1.9%
Vector Group Ltd. 7.75% 2/15/21	690,000	727,950
TOTAL CONSUMER STAPLES		2,516,863
ENERGY - 3.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (c)	25,000	21,501
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Finance Corp. 5.375% 11/1/21	205,000	164,000
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	8,460
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	11,775
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	9,465
5.5% 6/27/44	15,000	11,285
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (c)	600,000	507,750
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	580,000	553,900
		1,266,635
TOTAL ENERGY		1,288,136
FINANCIALS - 6.8%
Banks - 3.2%
Corestates Capital III 0.9316% 2/15/27 (c)(e)	350,000	299,075
JPMorgan Chase Capital XIII 1.5531% 9/30/34 (e)	520,000	436,748
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 6% 12/19/23	$ 30,000	$ 32,310
SunTrust Capital III 1.162% 3/15/28 (e)	592,000	475,080
		1,243,213
Capital Markets - 1.5%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	530,000	525,495
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	29,121
Lazard Group LLC 4.25% 11/14/20	10,000	10,362
Morgan Stanley 5% 11/24/25	30,000	31,865
		596,843
Diversified Financial Services - 1.9%
ILFC E-Capital Trust I 4.49% 12/21/65 (c)(e)	810,000	737,100
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	28,971
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,016
		44,987
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,254
TOTAL FINANCIALS		2,643,397
HEALTH CARE - 5.7%
Health Care Providers & Services - 5.7%
AmSurg Corp. 5.625% 7/15/22	510,000	504,900
Community Health Systems, Inc. 7.125% 7/15/20	510,000	508,088
HCA Holdings, Inc.:
4.25% 10/15/19	825,000	841,500
6.5% 2/15/20	10,000	10,895
Tenet Healthcare Corp. 5% 3/1/19	400,000	369,000
		2,234,383
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.4%
TransDigm, Inc. 6.5% 5/15/25 (c)	575,000	557,031
Airlines - 1.2%
Air Canada 7.75% 4/15/21 (c)	460,000	478,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 2.1%
ADT Corp. 6.25% 10/15/21	$ 380,000	$ 396,929
APX Group, Inc. 6.375% 12/1/19	420,000	402,150
		799,079
Road & Rail - 1.4%
Hertz Corp. 6.25% 10/15/22	540,000	558,900
TOTAL INDUSTRIALS		2,393,410
MATERIALS - 0.9%
Containers & Packaging - 0.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(e)	375,525	368,685
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.55% 9/15/43	30,000	35,615
Wireless Telecommunication Services - 2.6%
Neptune Finco Corp. 10.125% 1/15/23 (c)	500,000	521,250
Sprint Communications, Inc. 7% 3/1/20 (c)	25,000	25,063
T-Mobile U.S.A., Inc. 6.5% 1/15/24	445,000	453,900
		1,000,213
TOTAL TELECOMMUNICATION SERVICES		1,035,828
UTILITIES - 1.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	36,538
Independent Power and Renewable Electricity Producers - 1.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	28,500
Dynegy, Inc. 7.375% 11/1/22	395,000	343,650
		372,150
TOTAL UTILITIES		408,688
TOTAL NONCONVERTIBLE BONDS		15,998,739
TOTAL CORPORATE BONDS (Cost $17,024,837)		16,559,808
U.S. Government and Government Agency Obligations - 2.8%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	$ 20,200	$ 17,584
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	30,088	29,104
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		46,688
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds:
2.875% 8/15/45	80,000	77,547
3% 5/15/45	15,000	14,903
U.S. Treasury Notes:
0.875% 11/30/17	570,000	568,405
0.875% 10/15/18	50,000	49,454
1.625% 11/30/20	259,000	257,532
2% 8/15/25	70,000	68,249
TOTAL U.S. TREASURY OBLIGATIONS		1,036,090
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,087,312)		1,082,778
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33 (Cost $13,888)	15,000	14,185
Foreign Government and Government Agency Obligations - 1.6%

Argentine Republic 7% 4/17/17 (Cost $601,527)	610,000	617,083
Common Stocks - 38.5%
	Shares
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 1.6%
General Motors Co.	18,855	641,259
Hotels, Restaurants & Leisure - 3.3%
McDonald's Corp.	4,830	570,616
Yum! Brands, Inc.	9,650	704,933
		1,275,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.5%
Target Corp.	7,914	$ 574,636
Specialty Retail - 0.6%
Stage Stores, Inc.	25,720	234,309
TOTAL CONSUMER DISCRETIONARY		2,725,753
CONSUMER STAPLES - 4.1%
Beverages - 2.3%
Cott Corp.	35,600	392,097
The Coca-Cola Co.	11,472	492,837
		884,934
Food Products - 0.2%
B&G Foods, Inc. Class A	2,117	74,137
Household Products - 1.6%
Procter & Gamble Co.	7,813	620,430
TOTAL CONSUMER STAPLES		1,579,501
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	4,354	67,008
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	6,162	554,334
Scorpio Tankers, Inc.	81,700	655,234
Suncor Energy, Inc.	2,486	64,176
The Williams Companies, Inc.	2,209	56,771
		1,330,515
TOTAL ENERGY		1,397,523
FINANCIALS - 5.1%
Banks - 2.4%
First Niagara Financial Group, Inc.	24,520	266,042
JPMorgan Chase & Co.	5,725	378,022
Regions Financial Corp.	31,281	300,298
		944,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.0%
Ares Capital Corp.	4,762	$ 67,859
State Street Corp.	4,431	294,041
		361,900
Consumer Finance - 0.0%
Synchrony Financial (a)	1	30
Insurance - 0.2%
The Chubb Corp.	575	76,268
Real Estate Investment Trusts - 1.5%
Weyerhaeuser Co.	19,800	593,604
TOTAL FINANCIALS		1,976,164
HEALTH CARE - 2.4%
Pharmaceuticals - 2.4%
GlaxoSmithKline PLC	3,705	74,826
Johnson & Johnson	8,225	844,872
		919,698
INDUSTRIALS - 4.2%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	6,340	610,098
Electrical Equipment - 1.0%
Emerson Electric Co.	8,019	383,549
Industrial Conglomerates - 1.7%
General Electric Co.	21,254	662,062
TOTAL INDUSTRIALS		1,655,709
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	17,375	471,818
Qualcomm Technologies, Inc.	15,525	776,017
		1,247,835
Internet Software & Services - 1.2%
Yahoo!, Inc. (a)	14,632	486,660
IT Services - 3.2%
IBM Corp.	4,264	586,812
Paychex, Inc.	12,518	662,077
		1,248,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	5,385	$ 566,825
TOTAL INFORMATION TECHNOLOGY		3,550,209
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	27,725	954,015
Verizon Communications, Inc.	1,659	76,679
		1,030,694
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	2,463	68,398
Southern Co.	1,680	78,607
		147,005
TOTAL COMMON STOCKS (Cost $14,604,004)		14,982,256
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 4.1%
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Kinder Morgan, Inc. Series A 9.75% (a)	10,400	419,120
HEALTH CARE - 1.9%
Pharmaceuticals - 1.9%
Allergan PLC 5.50%	700	721,126
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	13,200	439,692
TOTAL CONVERTIBLE PREFERRED STOCKS		1,579,938
Nonconvertible Preferred Stocks - 1.9%
FINANCIALS - 1.9%
Capital Markets - 1.9%
GMAC Capital Trust I Series 2, 8.125%	28,700	727,832
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
RBS Capital Funding Trust V Series E 5.90%	900	$ 22,086
TOTAL FINANCIALS		749,918
TOTAL PREFERRED STOCKS (Cost $2,324,108)		2,329,856
Bank Loan Obligations - 1.5%
	Principal Amount
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e) (Cost $596,442)	$ 599,185	594,368
Preferred Securities - 4.7%

FINANCIALS - 2.5%
Banks - 2.5%
JPMorgan Chase & Co.:
6.75% (d)(e)	250,000	279,516
7.9% (d)(e)	210,000	216,636
Wells Fargo & Co. 7.98% (d)(e)	455,000	483,404
		979,556
INDUSTRIALS - 2.2%
Industrial Conglomerates - 2.2%
General Electric Co. 4% (d)(e)	860,000	861,598
TOTAL PREFERRED SECURITIES (Cost $1,765,360)		1,841,154
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b) (Cost $1,064,727)	1,064,727	$ 1,064,727
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $39,082,205)		39,086,215
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(142,878)
NET ASSETS - 100%		$ 38,943,337
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,896,223 or 17.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,317
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,725,753	$ 2,725,753	$ -	$ -
Consumer Staples	1,579,501	1,579,501	-	-
Energy	1,816,643	1,816,643	-	-
Financials	2,726,082	2,726,082	-	-
Health Care	1,640,824	1,565,998	74,826	-
Industrials	1,655,709	1,655,709	-	-
Information Technology	3,550,209	3,550,209	-	-
Materials	439,692	439,692	-	-
Telecommunication Services	1,030,694	1,030,694	-	-
Utilities	147,005	147,005	-	-
Corporate Bonds	16,559,808	-	16,559,808	-
U.S. Government and Government Agency Obligations	1,082,778	-	1,082,778	-
Municipal Securities	14,185	-	14,185	-
Foreign Government and Government Agency Obligations	617,083	-	617,083	-
Bank Loan Obligations	594,368	-	594,368	-
Preferred Securities	1,841,154	-	1,841,154	-
Money Market Funds	1,064,727	1,064,727	-	-
Total Investments in Securities:	$ 39,086,215	$ 18,302,013	$ 20,784,202	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.2%
Canada	2.4%
Luxembourg	2.1%
Ireland	1.9%
Marshall Islands	1.7%
Argentina	1.6%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,017,478)	$ 38,021,488
Fidelity Central Funds (cost $1,064,727)	1,064,727
Total Investments (cost $39,082,205)		$ 39,086,215
Cash		97,432
Receivable for investments sold		70,431
Receivable for fund shares sold		8,022
Dividends receivable		11,629
Interest receivable		310,213
Distributions receivable from Fidelity Central Funds		507
Prepaid expenses		46,210
Receivable from investment adviser for expense reductions		29,369
Other receivables		55
Total assets		39,660,083

Liabilities
Payable for investments purchased	$ 610,218
Payable for fund shares redeemed	2,344
Distributions payable	4,269
Accrued management fee	16,344
Distribution and service plan fees payable	6,898
Other affiliated payables	4,794
Audit fees payable	67,328
Other payables and accrued expenses	4,551
Total liabilities		716,746

Net Assets		$ 38,943,337
Net Assets consist of:
Paid in capital		$ 39,259,820
Distributions in excess of net investment income		(32,658)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,984
Net Assets		$ 38,943,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,283,511 ÷ 633,789 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class T:
Net Asset Value and redemption price per share ($5,577,597 ÷ 562,580 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class C:
Net Asset Value and offering price per share ($5,468,377 ÷ 551,654 shares)A	$ 9.91

Class I:
Net Asset Value, offering price and redemption price per share ($21,613,852 ÷ 2,179,885 shares)	$ 9.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		For the period September 9, 2015 (commencement of operations) to December 31, 2015

Investment Income
Dividends		$ 133,211
Interest		261,388
Income from Fidelity Central Funds		1,317
Total income		395,916

Expenses
Management fee	$ 52,664
Transfer agent fees	13,217
Distribution and service plan fees	24,882
Accounting fees and expenses	4,623
Custodian fees and expenses	4,553
Independent trustees' compensation	28
Registration fees	21,711
Audit	75,253
Legal	1
Miscellaneous	447
Total expenses before reductions	197,379
Expense reductions	(92,596)	104,783
Net investment income (loss)		291,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(197,549)
Foreign currency transactions	(1)
Total net realized gain (loss)		(197,550)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,010
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		3,984
Net gain (loss)		(193,566)
Net increase (decrease) in net assets resulting from operations		$ 97,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 9, 2015 (commencement of operations) to December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 291,133
Net realized gain (loss)	(197,550)
Change in net unrealized appreciation (depreciation)	3,984
Net increase (decrease) in net assets resulting from operations	97,567
Distributions to shareholders from net investment income	(293,866)
Distributions to shareholders from net realized gain	(120,184)
Total distributions	(414,050)
Share transactions - net increase (decrease)	39,259,820
Total increase (decrease) in net assets	38,943,337

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $32,658)	$ 38,943,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class A

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.060)
Total from investment operations	.037
Distributions from net investment income	(.096)
Distributions from net realized gain	(.031)
Total distributions	(.127)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.10%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,284
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class T

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.060)
Total from investment operations	.037
Distributions from net investment income	(.096)
Distributions from net realized gain	(.031)
Total distributions	(.127)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.11%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class C

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.074
Net realized and unrealized gain (loss)	(.059)
Total from investment operations	.015
Distributions from net investment income	(.074)
Distributions from net realized gain	(.031)
Total distributions	(.105)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.14%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.86%A
Expenses net of fee waivers, if any	1.85%A
Expenses net of all reductions	1.85%A
Net investment income (loss)	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,468
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class I

Period ended December 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.104
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	.054
Distributions from net investment income	(.103)
Distributions from net realized gain	(.031)
Total distributions	(.134)
Net asset value, end of period	$ 9.92
Total ReturnB, C	.54%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.80%A
Expenses net of fee waivers, if any	.85%A
Expenses net of all reductions	.85%A
Net investment income (loss)	3.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,614
Portfolio turnover rateF	71%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 9, 2015 (commencement of operations) to December 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

& Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, contingent interest and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 827,138
Gross unrealized depreciation	(1,037,109)
Net unrealized appreciation (depreciation) on securities	$ (209,971)
Tax Cost	$ 39,296,186

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (209,997)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $80,529 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

The tax character of distributions paid was as follows:

December 31, 2015
Ordinary Income	$ 406,296
Long-term Capital Gains	7,754
Total	$ 414,050

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,919,643 and $17,775,780, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,326	$ 3,851
Class T	-%	.25%	4,085	4,056
Class C	.75%	.25%	16,471	16,269
			$ 24,882	$ 24,176

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,096
Class T	791
$ 1,887

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 2,774.16
Class T	2,717.17
Class C	2,732.17
Class I	4,994.11
	$ 13,217

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $356 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$ 17,331
Class T	1.10%	16,510
Class C	1.85%	16,657
Class I	.85%	41,988
		$ 92,486

Annual Report

6. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $110 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31,	2015 A
From net investment income
Class A	$ 53,261
Class T	50,009
Class C	39,022
Class I	151,574
Total	$ 293,866
From net realized gain
Class A	$ 19,365
Class T	17,318
Class C	16,953
Class I	66,548
Total	$ 120,184

A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended December 31,	2015 A	2015 A
Class A
Shares sold	627,188	$ 6,279,717
Reinvestment of distributions	7,121	71,398
Shares redeemed	(520)	(5,210)
Net increase (decrease)	633,789	$ 6,345,905
Class T
Shares sold	555,866	$ 5,559,376
Reinvestment of distributions	6,714	67,327
Net increase (decrease)	562,580	$ 5,626,703
Class C
Shares sold	546,117	$ 5,463,663
Reinvestment of distributions	5,558	55,716
Shares redeemed	(21)	(208)
Net increase (decrease)	551,654	$ 5,519,171

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
Period ended December 31,	2015 A	2015 A
Class I
Shares sold	2,171,596	$ 21,682,977
Reinvestment of distributions	19,977	200,199
Shares redeemed	(11,688)	(115,135)
Net increase (decrease)	2,179,885	$ 21,768,041

A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 52% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Advisor Multi-Asset Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Multi-Asset Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period September 9, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Multi-Asset Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008, 2010, or 2015 Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015 $3,627, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.0159% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $182,958 of distributions paid during the period September 9, 2015 to December 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A percentage of the dividends distributed during the fiscal year for the fund qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class C
September 2015	19%	19%	26%
October 2015	20%	20%	26%
November 2015	21%	20%	24%
December 2015	19%	19%	26%
December 23, 2015	20%	20%	20%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Class A	Class T	Class C
September 2015	21%	21%	29%
October 2015	23%	22%	29%
November 2015	23%	23%	27%
December 2015	21%	21%	29%
December 23, 2015	23%	23%	23%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Multi-Asset Income Fund

On May 14, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse each class of the fund through February 28, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMAI-UANN-0216
1.9865888.100
Contents Shareholder Expense Example Investment Summary (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Multi-Asset Income
Fund - Class I

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 9, 2015 to December 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value December 31, 2015	Expenses Paid During Period
Class A	1.10%
Actual		$ 1,000.00	$ 1,003.60	$ 3.44 C
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60 D
Class T	1.10%
Actual		$ 1,000.00	$ 1,003.60	$ 3.44 C
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60 D
Class C	1.85%
Actual		$ 1,000.00	$ 1,001.40	$ 5.78 C
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40 D
Class I	.85%
Actual		$ 1,000.00	$ 1,005.40	$ 2.66 C
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period September 9, 2015 to December 31, 2015).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of December 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets
General Electric Co.	3.9
U.S. Treasury Obligations	2.8
AT&T, Inc.	2.4
JPMorgan Chase & Co.	2.2
HCA Holdings, Inc.	2.2
13.5
Top Five Market Sectors as of December 31, 2015
% of fund's net assets
Financials	16.3
Consumer Discretionary	15.8
Industrials	12.5
Information Technology	10.6
Consumer Staples	10.6
Quality Diversification (% of fund's net assets)
As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations 2.8%
AAA,AA,A 3.0%
BBB 4.8%
BB 14.7%
B 18.7%
CCC,CC,C 7.6%
Not Rated 1.6%
Equities 44.5%
Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *
Preferred Securities 4.7%
Corporate Bonds 42.5%
U.S. Government and U.S. Government Agency Obligations 2.8%
Municipal Securities 0.1%
Foreign Government & Government Agency Obligations 1.6%
Bank Loan Obligations 1.5%
Stocks 44.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Foreign investments	10.8%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 42.5%
	Principal Amount	Value
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
Liberty Media Corp. 3.5% 1/15/31	$ 640,000	$ 329,869
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Whiting Petroleum Corp. 1.25% 4/1/20 (c)	340,000	231,200
TOTAL CONVERTIBLE BONDS		561,069
Nonconvertible Bonds - 41.1%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	205,000	212,431
Landry's Holdings II, Inc. 10.25% 1/1/18 (c)	555,000	553,613
Wynn Macau Ltd. 5.25% 10/15/21 (c)	200,000	176,000
		942,044
Household Durables - 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.5% 5/15/18 (e)	480,000	474,600
Media - 3.0%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	13,024
Altice SA 7.75% 5/15/22 (c)	510,000	460,275
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (c)	5,000	4,995
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(e)	490,000	485,100
Time Warner Cable, Inc.:
5.875% 11/15/40	75,000	71,060
6.55% 5/1/37	105,000	106,201
		1,140,655
Multiline Retail - 1.4%
JC Penney Corp., Inc. 8.125% 10/1/19	610,000	552,050
TOTAL CONSUMER DISCRETIONARY		3,109,349
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 6.5%
Beverages - 1.2%
Constellation Brands, Inc. 4.25% 5/1/23	$ 30,000	$ 30,000
Cott Beverages, Inc. 6.75% 1/1/20	410,000	423,325
		453,325
Food & Staples Retailing - 1.1%
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (c)	445,000	438,325
Food Products - 2.3%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (c)	570,000	495,900
Post Holdings, Inc. 7.375% 2/15/22	385,000	401,363
		897,263
Tobacco - 1.9%
Vector Group Ltd. 7.75% 2/15/21	690,000	727,950
TOTAL CONSUMER STAPLES		2,516,863
ENERGY - 3.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (c)	25,000	21,501
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Finance Corp. 5.375% 11/1/21	205,000	164,000
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	8,460
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	11,775
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	9,465
5.5% 6/27/44	15,000	11,285
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (c)	600,000	507,750
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	580,000	553,900
		1,266,635
TOTAL ENERGY		1,288,136
FINANCIALS - 6.8%
Banks - 3.2%
Corestates Capital III 0.9316% 2/15/27 (c)(e)	350,000	299,075
JPMorgan Chase Capital XIII 1.5531% 9/30/34 (e)	520,000	436,748
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 6% 12/19/23	$ 30,000	$ 32,310
SunTrust Capital III 1.162% 3/15/28 (e)	592,000	475,080
		1,243,213
Capital Markets - 1.5%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	530,000	525,495
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	29,121
Lazard Group LLC 4.25% 11/14/20	10,000	10,362
Morgan Stanley 5% 11/24/25	30,000	31,865
		596,843
Diversified Financial Services - 1.9%
ILFC E-Capital Trust I 4.49% 12/21/65 (c)(e)	810,000	737,100
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	28,971
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,016
		44,987
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,254
TOTAL FINANCIALS		2,643,397
HEALTH CARE - 5.7%
Health Care Providers & Services - 5.7%
AmSurg Corp. 5.625% 7/15/22	510,000	504,900
Community Health Systems, Inc. 7.125% 7/15/20	510,000	508,088
HCA Holdings, Inc.:
4.25% 10/15/19	825,000	841,500
6.5% 2/15/20	10,000	10,895
Tenet Healthcare Corp. 5% 3/1/19	400,000	369,000
		2,234,383
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.4%
TransDigm, Inc. 6.5% 5/15/25 (c)	575,000	557,031
Airlines - 1.2%
Air Canada 7.75% 4/15/21 (c)	460,000	478,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 2.1%
ADT Corp. 6.25% 10/15/21	$ 380,000	$ 396,929
APX Group, Inc. 6.375% 12/1/19	420,000	402,150
		799,079
Road & Rail - 1.4%
Hertz Corp. 6.25% 10/15/22	540,000	558,900
TOTAL INDUSTRIALS		2,393,410
MATERIALS - 0.9%
Containers & Packaging - 0.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(e)	375,525	368,685
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.55% 9/15/43	30,000	35,615
Wireless Telecommunication Services - 2.6%
Neptune Finco Corp. 10.125% 1/15/23 (c)	500,000	521,250
Sprint Communications, Inc. 7% 3/1/20 (c)	25,000	25,063
T-Mobile U.S.A., Inc. 6.5% 1/15/24	445,000	453,900
		1,000,213
TOTAL TELECOMMUNICATION SERVICES		1,035,828
UTILITIES - 1.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	36,538
Independent Power and Renewable Electricity Producers - 1.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	28,500
Dynegy, Inc. 7.375% 11/1/22	395,000	343,650
		372,150
TOTAL UTILITIES		408,688
TOTAL NONCONVERTIBLE BONDS		15,998,739
TOTAL CORPORATE BONDS (Cost $17,024,837)		16,559,808
U.S. Government and Government Agency Obligations - 2.8%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	$ 20,200	$ 17,584
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	30,088	29,104
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		46,688
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds:
2.875% 8/15/45	80,000	77,547
3% 5/15/45	15,000	14,903
U.S. Treasury Notes:
0.875% 11/30/17	570,000	568,405
0.875% 10/15/18	50,000	49,454
1.625% 11/30/20	259,000	257,532
2% 8/15/25	70,000	68,249
TOTAL U.S. TREASURY OBLIGATIONS		1,036,090
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,087,312)		1,082,778
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33 (Cost $13,888)	15,000	14,185
Foreign Government and Government Agency Obligations - 1.6%

Argentine Republic 7% 4/17/17 (Cost $601,527)	610,000	617,083
Common Stocks - 38.5%
	Shares
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 1.6%
General Motors Co.	18,855	641,259
Hotels, Restaurants & Leisure - 3.3%
McDonald's Corp.	4,830	570,616
Yum! Brands, Inc.	9,650	704,933
		1,275,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.5%
Target Corp.	7,914	$ 574,636
Specialty Retail - 0.6%
Stage Stores, Inc.	25,720	234,309
TOTAL CONSUMER DISCRETIONARY		2,725,753
CONSUMER STAPLES - 4.1%
Beverages - 2.3%
Cott Corp.	35,600	392,097
The Coca-Cola Co.	11,472	492,837
		884,934
Food Products - 0.2%
B&G Foods, Inc. Class A	2,117	74,137
Household Products - 1.6%
Procter & Gamble Co.	7,813	620,430
TOTAL CONSUMER STAPLES		1,579,501
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	4,354	67,008
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	6,162	554,334
Scorpio Tankers, Inc.	81,700	655,234
Suncor Energy, Inc.	2,486	64,176
The Williams Companies, Inc.	2,209	56,771
		1,330,515
TOTAL ENERGY		1,397,523
FINANCIALS - 5.1%
Banks - 2.4%
First Niagara Financial Group, Inc.	24,520	266,042
JPMorgan Chase & Co.	5,725	378,022
Regions Financial Corp.	31,281	300,298
		944,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.0%
Ares Capital Corp.	4,762	$ 67,859
State Street Corp.	4,431	294,041
		361,900
Consumer Finance - 0.0%
Synchrony Financial (a)	1	30
Insurance - 0.2%
The Chubb Corp.	575	76,268
Real Estate Investment Trusts - 1.5%
Weyerhaeuser Co.	19,800	593,604
TOTAL FINANCIALS		1,976,164
HEALTH CARE - 2.4%
Pharmaceuticals - 2.4%
GlaxoSmithKline PLC	3,705	74,826
Johnson & Johnson	8,225	844,872
		919,698
INDUSTRIALS - 4.2%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	6,340	610,098
Electrical Equipment - 1.0%
Emerson Electric Co.	8,019	383,549
Industrial Conglomerates - 1.7%
General Electric Co.	21,254	662,062
TOTAL INDUSTRIALS		1,655,709
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	17,375	471,818
Qualcomm Technologies, Inc.	15,525	776,017
		1,247,835
Internet Software & Services - 1.2%
Yahoo!, Inc. (a)	14,632	486,660
IT Services - 3.2%
IBM Corp.	4,264	586,812
Paychex, Inc.	12,518	662,077
		1,248,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	5,385	$ 566,825
TOTAL INFORMATION TECHNOLOGY		3,550,209
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	27,725	954,015
Verizon Communications, Inc.	1,659	76,679
		1,030,694
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	2,463	68,398
Southern Co.	1,680	78,607
		147,005
TOTAL COMMON STOCKS (Cost $14,604,004)		14,982,256
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 4.1%
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Kinder Morgan, Inc. Series A 9.75% (a)	10,400	419,120
HEALTH CARE - 1.9%
Pharmaceuticals - 1.9%
Allergan PLC 5.50%	700	721,126
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	13,200	439,692
TOTAL CONVERTIBLE PREFERRED STOCKS		1,579,938
Nonconvertible Preferred Stocks - 1.9%
FINANCIALS - 1.9%
Capital Markets - 1.9%
GMAC Capital Trust I Series 2, 8.125%	28,700	727,832
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
RBS Capital Funding Trust V Series E 5.90%	900	$ 22,086
TOTAL FINANCIALS		749,918
TOTAL PREFERRED STOCKS (Cost $2,324,108)		2,329,856
Bank Loan Obligations - 1.5%
	Principal Amount
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e) (Cost $596,442)	$ 599,185	594,368
Preferred Securities - 4.7%

FINANCIALS - 2.5%
Banks - 2.5%
JPMorgan Chase & Co.:
6.75% (d)(e)	250,000	279,516
7.9% (d)(e)	210,000	216,636
Wells Fargo & Co. 7.98% (d)(e)	455,000	483,404
		979,556
INDUSTRIALS - 2.2%
Industrial Conglomerates - 2.2%
General Electric Co. 4% (d)(e)	860,000	861,598
TOTAL PREFERRED SECURITIES (Cost $1,765,360)		1,841,154
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b) (Cost $1,064,727)	1,064,727	$ 1,064,727
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $39,082,205)		39,086,215
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(142,878)
NET ASSETS - 100%		$ 38,943,337
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,896,223 or 17.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,317
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,725,753	$ 2,725,753	$ -	$ -
Consumer Staples	1,579,501	1,579,501	-	-
Energy	1,816,643	1,816,643	-	-
Financials	2,726,082	2,726,082	-	-
Health Care	1,640,824	1,565,998	74,826	-
Industrials	1,655,709	1,655,709	-	-
Information Technology	3,550,209	3,550,209	-	-
Materials	439,692	439,692	-	-
Telecommunication Services	1,030,694	1,030,694	-	-
Utilities	147,005	147,005	-	-
Corporate Bonds	16,559,808	-	16,559,808	-
U.S. Government and Government Agency Obligations	1,082,778	-	1,082,778	-
Municipal Securities	14,185	-	14,185	-
Foreign Government and Government Agency Obligations	617,083	-	617,083	-
Bank Loan Obligations	594,368	-	594,368	-
Preferred Securities	1,841,154	-	1,841,154	-
Money Market Funds	1,064,727	1,064,727	-	-
Total Investments in Securities:	$ 39,086,215	$ 18,302,013	$ 20,784,202	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.2%
Canada	2.4%
Luxembourg	2.1%
Ireland	1.9%
Marshall Islands	1.7%
Argentina	1.6%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,017,478)	$ 38,021,488
Fidelity Central Funds (cost $1,064,727)	1,064,727
Total Investments (cost $39,082,205)		$ 39,086,215
Cash		97,432
Receivable for investments sold		70,431
Receivable for fund shares sold		8,022
Dividends receivable		11,629
Interest receivable		310,213
Distributions receivable from Fidelity Central Funds		507
Prepaid expenses		46,210
Receivable from investment adviser for expense reductions		29,369
Other receivables		55
Total assets		39,660,083

Liabilities
Payable for investments purchased	$ 610,218
Payable for fund shares redeemed	2,344
Distributions payable	4,269
Accrued management fee	16,344
Distribution and service plan fees payable	6,898
Other affiliated payables	4,794
Audit fees payable	67,328
Other payables and accrued expenses	4,551
Total liabilities		716,746

Net Assets		$ 38,943,337
Net Assets consist of:
Paid in capital		$ 39,259,820
Distributions in excess of net investment income		(32,658)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,984
Net Assets		$ 38,943,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,283,511 ÷ 633,789 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class T:
Net Asset Value and redemption price per share ($5,577,597 ÷ 562,580 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class C:
Net Asset Value and offering price per share ($5,468,377 ÷ 551,654 shares)A	$ 9.91

Class I:
Net Asset Value, offering price and redemption price per share ($21,613,852 ÷ 2,179,885 shares)	$ 9.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		For the period September 9, 2015 (commencement of operations) to December 31, 2015

Investment Income
Dividends		$ 133,211
Interest		261,388
Income from Fidelity Central Funds		1,317
Total income		395,916

Expenses
Management fee	$ 52,664
Transfer agent fees	13,217
Distribution and service plan fees	24,882
Accounting fees and expenses	4,623
Custodian fees and expenses	4,553
Independent trustees' compensation	28
Registration fees	21,711
Audit	75,253
Legal	1
Miscellaneous	447
Total expenses before reductions	197,379
Expense reductions	(92,596)	104,783
Net investment income (loss)		291,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(197,549)
Foreign currency transactions	(1)
Total net realized gain (loss)		(197,550)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,010
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		3,984
Net gain (loss)		(193,566)
Net increase (decrease) in net assets resulting from operations		$ 97,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 9, 2015 (commencement of operations) to December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 291,133
Net realized gain (loss)	(197,550)
Change in net unrealized appreciation (depreciation)	3,984
Net increase (decrease) in net assets resulting from operations	97,567
Distributions to shareholders from net investment income	(293,866)
Distributions to shareholders from net realized gain	(120,184)
Total distributions	(414,050)
Share transactions - net increase (decrease)	39,259,820
Total increase (decrease) in net assets	38,943,337

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $32,658)	$ 38,943,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class A

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.060)
Total from investment operations	.037
Distributions from net investment income	(.096)
Distributions from net realized gain	(.031)
Total distributions	(.127)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.10%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,284
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class T

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.060)
Total from investment operations	.037
Distributions from net investment income	(.096)
Distributions from net realized gain	(.031)
Total distributions	(.127)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.11%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class C

Period ended December 31,	2015 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.074
Net realized and unrealized gain (loss)	(.059)
Total from investment operations	.015
Distributions from net investment income	(.074)
Distributions from net realized gain	(.031)
Total distributions	(.105)
Net asset value, end of period	$ 9.91
Total ReturnB, C, D	.14%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.86%A
Expenses net of fee waivers, if any	1.85%A
Expenses net of all reductions	1.85%A
Net investment income (loss)	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,468
Portfolio turnover rateG	71%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 9, 2015 (commencement of operations) to December 31, 2015.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Multi-Asset Income Fund Class I

Period ended December 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.104
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	.054
Distributions from net investment income	(.103)
Distributions from net realized gain	(.031)
Total distributions	(.134)
Net asset value, end of period	$ 9.92
Total ReturnB, C	.54%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.80%A
Expenses net of fee waivers, if any	.85%A
Expenses net of all reductions	.85%A
Net investment income (loss)	3.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,614
Portfolio turnover rateF	71%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 9, 2015 (commencement of operations) to December 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

& Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, contingent interest and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 827,138
Gross unrealized depreciation	(1,037,109)
Net unrealized appreciation (depreciation) on securities	$ (209,971)
Tax Cost	$ 39,296,186

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (209,997)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $80,529 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

The tax character of distributions paid was as follows:

December 31, 2015
Ordinary Income	$ 406,296
Long-term Capital Gains	7,754
Total	$ 414,050

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,919,643 and $17,775,780, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,326	$ 3,851
Class T	-%	.25%	4,085	4,056
Class C	.75%	.25%	16,471	16,269
			$ 24,882	$ 24,176

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,096
Class T	791
$ 1,887

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 2,774.16
Class T	2,717.17
Class C	2,732.17
Class I	4,994.11
	$ 13,217

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $356 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$ 17,331
Class T	1.10%	16,510
Class C	1.85%	16,657
Class I	.85%	41,988
		$ 92,486

Annual Report

6. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $110 for the period.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31,	2015 A
From net investment income
Class A	$ 53,261
Class T	50,009
Class C	39,022
Class I	151,574
Total	$ 293,866
From net realized gain
Class A	$ 19,365
Class T	17,318
Class C	16,953
Class I	66,548
Total	$ 120,184

A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended December 31,	2015 A	2015 A
Class A
Shares sold	627,188	$ 6,279,717
Reinvestment of distributions	7,121	71,398
Shares redeemed	(520)	(5,210)
Net increase (decrease)	633,789	$ 6,345,905
Class T
Shares sold	555,866	$ 5,559,376
Reinvestment of distributions	6,714	67,327
Net increase (decrease)	562,580	$ 5,626,703
Class C
Shares sold	546,117	$ 5,463,663
Reinvestment of distributions	5,558	55,716
Shares redeemed	(21)	(208)
Net increase (decrease)	551,654	$ 5,519,171

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
Period ended December 31,	2015 A	2015 A
Class I
Shares sold	2,171,596	$ 21,682,977
Reinvestment of distributions	19,977	200,199
Shares redeemed	(11,688)	(115,135)
Net increase (decrease)	2,179,885	$ 21,768,041

A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 52% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Advisor Multi-Asset Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Multi-Asset Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period September 9, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Multi-Asset Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008, 2010, or 2015 Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015 $3,627, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.0159% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $182,958 of distributions paid during the period September 9, 2015 to December 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A percentage of the dividends distributed during the fiscal year for the fund qualifies for the dividends-received deduction for corporate shareholders:

Class I
September 2015	20%
October 2015	19%
November 2015	19%
December 2015	20%
December 23, 2015	20%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

Class I
September 2015	22%
October 2015	22%
November 2015	22%
December 2015	23%
December 23, 2015	23%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Multi-Asset Income Fund

On May 14, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse each class of the fund through February 28, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMAII-UANN-0216
1.9865895.100
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fundA
Class A (incl. 4.00% sales charge)	-9.03%	-2.82%
Class T (incl. 4.00% sales charge)	-9.03%	-2.82%
Class C (incl. contingent deferred sales charge) B	-6.86%	-2.45%

A From May 22, 2012.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-single digits, net of fees. The fund lagged its Barclays index benchmark, partly due to bond selections and sector weightings, but also because of currency effects that sapped the performance of many non-U.S. bonds. Relative performance was hurt by an overweighting in bonds issued by Novo Banco in Portugal, which declined in value due to a bond transfer. Holdings in several energy companies also hurt relative performance, including Petroleos Mexicanos and in the U.S., Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. Conversely, corporate credits of financial institutions in Ireland, France and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 976.60	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
US Dollar	44.4%	43.0%
European Monetary Unit	25.8%	26.2%
Japanese Yen	9.6%	10.7%
British Pound	5.1%	4.9%
Canadian Dollar	2.7%	2.8%
Other	12.4%	12.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United States of America 29.4%	United States of America 30.6%
United Kingdom 11.6%	United Kingdom 9.4%
France 8.3%	France 5.8%
Japan 6.2%	Japan 6.0%
Ireland 6.0%	Ireland 5.4%
Italy 5.3%	Italy 4.3%
Germany 5.0%	Germany 5.7%
Netherlands 4.8%	Netherlands 1.8%
Australia 2.7%	Australia 2.6%
Other 20.7%	Other 28.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
AAA 5.5%	AAA 5.8%
AA 6.9%	AA 6.7%
A 9.8%	A 14.5%
BBB 34.3%	BBB 34.4%
BB and Below 24.2%	BB and Below 21.0%
Not Rated 6.6%	Not Rated 7.3%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	9.7	10.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.8	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 42.3%	Corporate Bonds 37.9%
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
Asset-Backed Securities 0.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 4.5%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.6%	Municipal Bonds 0.5%
Foreign Government and Government Agency Obligations 28.6%	Foreign Government and Government Agency Obligations 32.5%
Other Investments 11.0%	Other Investments 13.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 2.4%

* Futures and Swaps	6.9%	** Futures and Swaps	6.4%
* Foreign Currency Contracts	0.3%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
		Principal Amount (b)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 350,000	$ 353,938
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	619,154
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	330,435
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	308,653
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	356,495
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
TOTAL DENMARK			1,000,738
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	260,489
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	419,978
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	903,173
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,544,848
Germany - 4.7%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	700,000	758,423
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (g)		600,000	601,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		400,000	382,000
TOTAL GERMANY			2,730,940
Ireland - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	152,438
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (g)	EUR	350,000	382,264
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		530,000	551,188
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	800,000	899,830
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,268,032
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Japan - 1.5%
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		900,000	904,500
Luxembourg - 2.4%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	530,035
Altice SA 7.625% 2/15/25 (c)		1,000,000	862,500
TOTAL LUXEMBOURG			1,392,535
Mexico - 0.5%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	300,000	312,169
Netherlands - 4.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (g)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	600,000	647,855
5% 10/2/23 (c)		250,000	258,126
Petrobras Global Finance BV 5.625% 5/20/43		43,000	26,123
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	163,033
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	950,000	1,037,575
TOTAL NETHERLANDS			2,491,369
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	23,909
United Kingdom - 6.6%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	42,600
4.875% 5/14/25 (c)		105,000	68,250
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	444,306
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (g)	GBP	400,000	591,366
Tesco PLC:
5% 3/24/23	GBP	300,000	431,583
6.125% 2/24/22	GBP	550,000	847,729
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	870,718
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			3,894,129
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 9.7%
Air Lease Corp.:
2.125% 1/15/18		$ 32,000	$ 31,440
3.75% 2/1/22		63,000	61,883
4.25% 9/15/24		52,000	50,960
Alcoa, Inc.:
5.125% 10/1/24		43,000	39,130
5.4% 4/15/21		103,000	100,168
American Transmission Systems, Inc. 5% 9/1/44 (c)		3,000	3,006
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	83,888
Autodesk, Inc. 3.125% 6/15/20		90,000	89,455
Bank of America Corp.:
3.95% 4/21/25		234,000	227,883
4.25% 10/22/26		61,000	60,386
5.7% 1/24/22		75,000	84,623
5.875% 1/5/21		25,000	28,304
BioMed Realty LP 2.625% 5/1/19		12,000	11,662
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	178,237
4.1% 10/1/24		62,000	59,949
CBRE Group, Inc. 4.875% 3/1/26		140,000	139,520
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	191,900
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	203,040
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	52,601
4.5% 6/1/25 (c)		17,000	15,408
5.8% 6/1/45 (c)		21,000	18,434
Corporate Office Properties LP 5% 7/1/25		29,000	28,504
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	118,977
DDR Corp. 3.625% 2/1/25		29,000	27,380
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,725
Discover Financial Services 3.85% 11/21/22		213,000	211,221
Dominion Resources, Inc. 2.9031% 9/30/66 (g)		26,000	17,960
El Paso Corp. 6.5% 9/15/20		150,000	149,341
Entergy Corp. 4% 7/15/22		60,000	61,218
ERP Operating LP 4.625% 12/15/21		213,000	231,271
Express Scripts Holding Co. 4.75% 11/15/21		13,000	13,942
FirstEnergy Corp. 7.375% 11/15/31		340,000	414,097
General Motors Co. 3.5% 10/2/18		30,000	30,301
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,061
3% 9/25/17		35,000	35,119
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
General Motors Financial Co., Inc.: - continued
3.25% 5/15/18		$ 20,000	$ 20,100
3.5% 7/10/19		51,000	51,181
4.25% 5/15/23		15,000	14,839
4.375% 9/25/21		106,000	107,544
4.75% 8/15/17		25,000	25,912
Halliburton Co.:
3.8% 11/15/25		31,000	30,205
4.85% 11/15/35		27,000	26,523
5% 11/15/45		37,000	36,550
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	145,469
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	95,060
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,716
4.35% 8/15/21		28,000	29,807
4.625% 5/10/21		28,000	30,260
4.95% 3/25/20		23,000	24,948
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	110,651
Lazard Group LLC:
4.25% 11/14/20		44,000	45,592
6.85% 6/15/17		2,000	2,129
Liberty Property LP:
3.375% 6/15/23		233,000	221,028
4.75% 10/1/20		67,000	71,201
McDonald's Corp.:
2.75% 12/9/20		11,000	10,995
3.7% 1/30/26		30,000	29,983
4.7% 12/9/35		16,000	15,940
4.875% 12/9/45		24,000	24,129
Morgan Stanley:
4.875% 11/1/22		50,000	53,095
5% 11/24/25		110,000	116,838
MPLX LP 4% 2/15/25		9,000	7,567
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		20,000	19,524
5.25% 1/15/26 (c)		72,000	73,539
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	62,921
Puget Energy, Inc.:
5.625% 7/15/22		160,000	177,589
6% 9/1/21		15,000	16,903
6.5% 12/15/20		23,000	26,351
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Retail Opportunity Investments Partnership LP 4% 12/15/24		$ 14,000	$ 13,227
Southwestern Energy Co.:
3.3% 1/23/18		24,000	19,680
4.05% 1/23/20		43,000	31,175
Synchrony Financial:
1.875% 8/15/17		15,000	14,931
3% 8/15/19		22,000	21,974
3.75% 8/15/21		33,000	32,979
Tanger Properties LP 3.75% 12/1/24		42,000	41,184
The AES Corp. 4.875% 5/15/23		200,000	175,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,843
The Williams Companies, Inc. 4.55% 6/24/24		32,000	22,237
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,043
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	33,436
5.875% 11/15/40		22,000	20,844
6.55% 5/1/37		32,000	32,366
7.3% 7/1/38		59,000	63,985
Ventas Realty LP 4.125% 1/15/26		19,000	18,940
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,209
Western Gas Partners LP 5.375% 6/1/21		8,000	8,100
WP Carey, Inc. 4% 2/1/25		72,000	68,882
TOTAL UNITED STATES OF AMERICA			5,689,118
TOTAL NONCONVERTIBLE BONDS (Cost $26,773,517)			24,847,124
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 3.5%
2.5% 10/1/29		88,854	89,778
3% 7/1/43		447,004	447,952
3.5% 11/1/26 to 4/1/43		265,360	275,678
4% 8/1/42		558,711	592,491
5% 9/1/23 to 1/1/40		244,889	271,121
5.5% 6/1/25 to 5/1/37		361,945	402,884
TOTAL FANNIE MAE			2,079,904
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - 2.1%
3% 6/1/45		$ 196,398	$ 196,323
3.5% 4/1/43 to 12/1/45		459,030	473,932
4% 2/1/41		80,887	85,715
4% 1/1/46 (e)		100,000	105,628
4.5% 3/1/41 to 4/1/44		326,365	352,845
TOTAL FREDDIE MAC			1,214,443
Ginnie Mae - 1.5%
3% 6/20/45		195,285	198,186
3.5% 5/20/43 to 4/20/45		330,899	345,593
4% 12/15/40 to 11/20/41		161,963	172,761
4.5% 5/20/41		153,718	166,160
TOTAL GINNIE MAE			882,700
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,164,752)			4,177,047
Asset-Backed Securities - 0.3%

Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		1,343	1,340
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		15,318	15,283
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		173,629	172,282
TOTAL ASSET-BACKED SECURITIES (Cost $190,055)			188,905
Commercial Mortgage Securities - 4.5%

United States of America - 4.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	318,875
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		710,753	727,042
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	513,201
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-C32 Class A3, 5.8992% 6/15/49 (g)		$ 225,000	$ 230,134
Series 2007-C33 Class A4, 6.1504% 2/15/51 (g)		846,956	875,497
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,917,008)			2,664,749
U.S. Government and Government Agency Obligations - 2.0%

U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds 3% 11/15/44 (f)		875,000	870,112
U.S. Treasury Notes 1.75% 5/15/23		300,000	292,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,603)			1,162,369
Foreign Government and Government Agency Obligations - 28.6%

Australia - 1.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	757,000	551,152
2.75% 6/21/35 (Reg. S)	AUD	60,000	39,555
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	40,000	32,657
5.5% 4/21/23	AUD	52,000	45,094
5.75% 5/15/21	AUD	108,000	92,260
5.75% 7/15/22	AUD	195,000	169,810
TOTAL AUSTRALIA			934,339
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	18,201
Canada - 0.9%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	132,892
2.75% 12/1/48 (f)	CAD	70,000	57,401
4% 6/1/41	CAD	118,000	115,854
5% 6/1/37	CAD	104,000	112,127
5.75% 6/1/29	CAD	31,000	32,946
Ontario Province 4.65% 6/2/41	CAD	110,000	98,976
TOTAL CANADA			550,196
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	$ 14,667
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	77,851
4.2% 12/4/36	CZK	270,000	16,175
5.7% 5/25/24	CZK	900,000	52,359
TOTAL CZECH REPUBLIC			146,385
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	220,006
4.5% 11/15/39	DKK	66,000	15,194
TOTAL DENMARK			235,200
France - 1.8%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	172,541
2.5% 5/25/30	EUR	706,000	868,543
TOTAL FRANCE			1,041,084
Indonesia - 0.4%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	200,000	215,046
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	52,103
2.4% 5/15/30 (Reg. S)	EUR	78,000	92,551
4.5% 4/18/20	EUR	34,000	43,798
5.4% 3/13/25	EUR	438,000	651,320
TOTAL IRELAND			839,772
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,541
4.25% 3/31/23	ILS	62,000	18,740
5% 1/31/20	ILS	89,000	26,624
5.5% 1/31/22	ILS	296,000	94,442
5.5% 1/31/42	ILS	28,000	10,113
6% 2/28/19	ILS	434,000	130,096
TOTAL ISRAEL			338,556
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 4.1%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	$ 10,875
2.15% 12/15/21	EUR	323,000	376,449
3.5% 6/1/18	EUR	592,000	695,891
3.5% 12/1/18	EUR	319,000	380,470
4.5% 5/1/23	EUR	93,000	124,649
Italian Republic:
4% 2/1/37	EUR	30,000	40,644
4.5% 3/1/26	EUR	96,000	132,544
5% 8/1/34	EUR	204,000	310,871
5% 9/1/40	EUR	23,000	35,523
6% 5/1/31	EUR	20,000	32,779
6.5% 11/1/27	EUR	154,000	249,719
TOTAL ITALY			2,390,414
Japan - 4.7%
Japan Government:
0.6% 3/20/24	JPY	79,750,000	688,294
1% 12/20/35	JPY	4,700,000	39,092
1.2% 12/20/34	JPY	10,600,000	92,465
1.2% 3/20/35	JPY	1,250,000	10,872
1.2% 9/20/35	JPY	6,900,000	59,674
1.4% 9/20/34	JPY	73,100,000	660,719
1.5% 6/20/34	JPY	15,700,000	144,358
1.5% 3/20/45	JPY	3,750,000	32,920
1.7% 12/20/43	JPY	6,000,000	55,287
1.7% 3/20/44	JPY	1,950,000	17,957
1.8% 3/20/43	JPY	30,400,000	286,475
1.8% 9/20/43	JPY	5,850,000	55,045
1.9% 12/20/28	JPY	9,250,000	90,848
2.1% 12/20/25	JPY	13,950,000	137,036
2.1% 3/20/26	JPY	6,400,000	63,008
2.2% 3/20/26	JPY	25,600,000	254,126
2.4% 3/20/48	JPY	4,800,000	51,381
TOTAL JAPAN			2,739,557
Korea (South) - 2.0%
Korean Republic:
2% 3/10/20	KRW	25,300,000	21,711
2% 9/10/20	KRW	45,070,000	38,656
2.25% 6/10/25	KRW	28,900,000	24,936
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
2.75% 3/10/18	KRW	574,680,000	$ 500,358
3% 9/10/24	KRW	147,850,000	135,025
3% 12/10/42	KRW	109,490,000	107,624
3.125% 3/10/19	KRW	115,360,000	102,437
3.5% 3/10/24	KRW	215,510,000	203,067
5.25% 3/10/27	KRW	18,600,000	20,758
TOTAL KOREA (SOUTH)			1,154,572
Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	93,003
3.814% 2/15/17	MYR	195,000	45,914
3.889% 7/31/20	MYR	417,000	98,044
3.892% 3/15/27	MYR	46,000	10,194
4.935% 9/30/43	MYR	9,000	2,134
TOTAL MALAYSIA			249,289
Mexico - 1.0%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	3,927,000	228,946
6.5% 6/10/21	MXN	1,100,000	66,029
8.5% 5/31/29	MXN	2,578,000	174,891
8.5% 11/18/38	MXN	230,000	15,679
10% 11/20/36	MXN	90,000	6,984
TOTAL MEXICO			607,879
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,522
5.5% 4/15/23	NZD	46,000	36,077
6% 12/15/17	NZD	107,000	77,759
TOTAL NEW ZEALAND			132,358
Norway - 0.1%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	53,408
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	$ 13,411
3% 3/14/24	NOK	159,000	20,215
TOTAL NORWAY			87,034
Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	90,197
3.25% 7/25/25	PLN	212,000	55,586
4% 10/25/23	PLN	275,000	75,889
5.5% 10/25/19	PLN	362,000	103,912
5.75% 10/25/21	PLN	53,000	15,912
5.75% 9/23/22	PLN	239,000	72,401
5.75% 4/25/29	PLN	31,000	9,930
TOTAL POLAND			423,827
Russia - 0.3%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	35,225
7% 8/16/23	RUB	4,135,000	48,955
7.05% 1/19/28	RUB	681,000	7,781
7.5% 2/27/19	RUB	5,115,000	65,773
7.6% 7/20/22	RUB	2,400,000	29,786
TOTAL RUSSIA			187,520
Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,201
3.25% 9/1/20	SGD	163,000	121,626
3.375% 9/1/33	SGD	26,000	19,429
TOTAL SINGAPORE			150,256
Slovenia - 0.0%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	29,143
South Africa - 0.8%
South African Republic:
7.25% 1/15/20	ZAR	675,000	40,909
7.75% 2/28/23	ZAR	2,900,000	170,329
8% 12/21/18	ZAR	467,000	29,478
8% 1/31/30	ZAR	1,130,000	61,809
8.5% 1/31/37	ZAR	1,800,000	98,702
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.75% 1/31/44	ZAR	307,000	$ 16,999
10.5% 12/21/26	ZAR	856,000	58,450
TOTAL SOUTH AFRICA			476,676
Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	40,000	41,496
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	123,555
3.75% 10/31/18	EUR	474,000	566,578
4.4% 10/31/23 (c)	EUR	334,000	443,299
5.15% 10/31/44	EUR	83,000	127,758
5.75% 7/30/32	EUR	13,000	20,484
TOTAL SPAIN			1,323,170
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	22,773
2.5% 5/12/25	SEK	705,000	94,655
3.5% 3/30/39	SEK	35,000	5,200
5% 12/1/20	SEK	680,000	98,971
TOTAL SWEDEN			221,599
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	293,277
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	75,994
3.625% 6/16/23	THB	4,279,000	128,511
4.675% 6/29/44	THB	530,000	17,560
4.875% 6/22/29	THB	540,000	18,524
TOTAL THAILAND			240,589
Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	12,749
7.4% 2/5/20	TRY	57,000	17,488
8.3% 6/20/18	TRY	144,000	46,957
8.5% 7/10/19	TRY	141,000	45,253
8.5% 9/14/22	TRY	159,000	49,067
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	295,000	$ 96,600
8.8% 9/27/23	TRY	266,000	82,726
TOTAL TURKEY			350,840
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	16,408
3.5% 1/22/45	GBP	24,000	41,294
4.25% 6/7/32	GBP	36,000	66,325
4.5% 9/7/34	GBP	690,000	1,319,019
TOTAL UNITED KINGDOM			1,443,046
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,573,746)			16,834,492
Municipal Securities - 0.6%

United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	196,121
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,556
4.95% 6/1/23		55,000	55,124
Series 2011:
5.665% 3/1/18		10,000	10,589
5.877% 3/1/19		50,000	53,573
TOTAL MUNICIPAL SECURITIES (Cost $355,707)			340,963
Preferred Securities - 11.0%

France - 3.9%
Credit Agricole SA:
6.625% (Reg. S) (d)(g)		1,500,000	1,476,957
8.125% 9/19/33 (Reg. S) (g)		550,000	618,937
EDF SA 5.625% (Reg. S) (d)(g)		200,000	195,294
TOTAL FRANCE			2,291,188
Preferred Securities - continued
		Principal Amount (b)	Value
Germany - 0.3%
Deutsche Bank AG 7.5% (d)(g)		$ 200,000	$ 205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (d)(g)	EUR	350,000	386,870
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(g)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (d)(g)		750,000	831,889
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,658
United States of America - 1.5%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	856,711
6.75% (d)(g)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $6,405,101)			6,439,499
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $156,208)	1,475	160,259
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.33% (a) (Cost $1,137,588)	1,137,588	1,137,588
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $61,851,285)		57,952,995
NET OTHER ASSETS (LIABILITIES) - 1.4%		835,954
NET ASSETS - 100%		$ 58,788,949
TBA Sale Commitments
	Principal Amount (b)	Value
Fannie Mae
4% 1/1/46 (Proceeds $105,906)	$ (100,000)	$ (105,800)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 142,006	$ (1,264)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
9 Eurex Euro-Oat Contracts (Germany)	March 2016	1,467,602	(23,572)
7 TME 10 Year Canadian Note Contracts (Canada)	March 2016	713,254	11,721
TOTAL BOND INDEX CONTRACTS		2,816,464	(22,851)
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	755,438	(542)
10 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	2,172,344	(2,884)
22 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	2,603,047	(5,197)
11 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2016	1,691,250	7,300
TOTAL TREASURY CONTRACTS		7,222,079	(1,323)
TOTAL PURCHASED		10,038,543	(24,174)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
15 Eurex Euro-Bund Contracts (Germany)	March 2016	$ 2,574,293	$ 32,916
5 ICE Long Gilt Contracts (United Kingdom)	March 2016	860,712	5,448
10 ICE Medium Gilt Contracts (United Kingdom)	March 2016	1,628,696	4,729
TOTAL BOND INDEX CONTRACTS		5,063,701	43,093
		$ 15,102,244	$ 18,919

The face value of futures purchased as a percentage of net assets is 17%

The face value of futures sold as a percentage of net assets is 8.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $11,533,351.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	AUD	Citibank, N.A.	Sell	76,000		$ 54,868	$ (426)
2/5/16	AUD	Credit Suisse Intl.	Buy	527,000		373,383	10,038
2/5/16	CAD	Citibank, N.A.	Sell	53,000		39,784	1,478
2/5/16	CAD	Credit Suisse Intl.	Buy	29,000		20,938	22
2/5/16	CAD	Credit Suisse Intl.	Buy	1,347,000		1,010,386	(36,842)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	102,000		76,495	(2,775)
2/5/16	CHF	Credit Suisse Intl.	Sell	275,000		271,440	(3,494)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	59,000		60,054	1,068
2/5/16	CZK	Citibank, N.A.	Buy	2,646,000		104,703	1,791
2/5/16	DKK	Citibank, N.A.	Buy	152,000		21,729	426
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	EUR	Citibank, N.A.	Buy	372,000		$ 394,112	$ 10,476
2/5/16	EUR	Citibank, N.A.	Sell	37,000		40,240	(1)
2/5/16	EUR	Citibank, N.A.	Sell	150,000		159,514	(3,626)
2/5/16	EUR	Credit Suisse Intl.	Buy	48,000		52,005	200
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	700,000		748,591	(12,731)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	59,000		62,520	1,648
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	31,000		33,590	(126)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	391,000		415,450	(9,802)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	18,000		19,164	(412)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	571,000		608,403	(12,618)
2/5/16	GBP	Citibank, N.A.	Buy	141,000		212,435	(4,555)
2/5/16	GBP	Citibank, N.A.	Sell	45,000		68,561	2,216
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,433,000		3,701,761	114,726
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	42,000		61,915	7
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	153,000		$ 19,748	$ (1)
2/5/16	ILS	Citibank, N.A.	Sell	263,000		67,199	(427)
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	228,000		58,852	(226)
2/5/16	JPY	Citibank, N.A.	Sell	81,200,000		660,077	(15,942)
2/5/16	JPY	Credit Suisse Intl.	Sell	16,900,000		140,586	(113)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	76,800,000		625,143	14,244
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	369,000,000		2,994,816	77,241
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,800,000		14,889	(96)
2/5/16	KRW	Barclays Bank PLC	Buy	69,640,000		58,718	485
2/5/16	KRW	Citibank, N.A.	Buy	70,000,000		60,340	(830)
2/5/16	KRW	Citibank, N.A.	Sell	425,800,000		362,927	940
2/5/16	MXN	Citibank, N.A.	Buy	68,000		4,031	(94)
2/5/16	MXN	Citibank, N.A.	Buy	589,000		34,035	62
2/5/16	MXN	Credit Suisse Intl.	Buy	573,000		33,284	(113)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Buy	157,000		18,068	(337)
2/5/16	NZD	Goldman Sachs Bank USA	Sell	89,000		59,677	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	75,000		$ 48,197	$ (2,988)
2/5/16	PLN	Citibank, N.A.	Buy	2,036,000		507,857	10,795
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	34,000		3,986	46
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,054,000		921,457	33,553
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,809,000	GBP	216,891	(13,312)
2/5/16	TRY	Citibank, N.A.	Buy	258,000		87,901	(245)
2/5/16	ZAR	Credit Suisse Intl.	Buy	75,000		4,879	(57)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	480,000		32,980	2,122
							$ 163,553

For the period, the average contract value for foreign currency contracts was $15,645,902. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	1,100,000	$ (7,598)	$ (4,168)	$ (11,766)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	$ (17,104)	$ 15,799	$ (1,305)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(34,208)	33,234	(974)
TOTAL CREDIT DEFAULT SWAPS							$ (41,806)	$ 29,066	$ (12,740)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,148,918 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,428.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,321
Fidelity Mortgage Backed Securities Central Fund	3,781
Total	$ 5,102
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 3,781	$ -	$ 160,259	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 24,847,124	$ -	$ 24,847,124	$ -
U.S. Government Agency - Mortgage Securities	4,177,047	-	4,177,047	-
Asset-Backed Securities	188,905	-	188,905	-
Commercial Mortgage Securities	2,664,749	-	2,664,749	-
U.S. Government and Government Agency Obligations	1,162,369	-	1,162,369	-
Foreign Government and Government Agency Obligations	16,834,492	-	16,834,492	-
Municipal Securities	340,963	-	340,963	-
Preferred Securities	6,439,499	-	6,439,499	-
Fixed-Income Funds	160,259	160,259	-	-
Money Market Funds	1,137,588	1,137,588	-	-
Total Investments in Securities:	$ 57,952,995	$ 1,297,847	$ 56,655,148	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 286,804	$ -	$ 286,804	$ -
Futures Contracts	62,114	62,114	-	-
Total Assets	$ 348,918	$ 62,114	$ 286,804	$ -
Liabilities
Foreign Currency Contracts	$ (123,251)	$ -	$ (123,251)	$ -
Futures Contracts	(43,195)	(43,195)	-	-
Swaps	(41,806)	-	(41,806)	-
Total Liabilities	$ (208,252)	$ (43,195)	$ (165,057)	$ -
Total Derivative Instruments:	$ 140,666	$ 18,919	$ 121,747	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,800)	$ -	$ (105,800)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (41,806)
Foreign Exchange Risk
Foreign Currency Contracts (a)	286,804	(123,251)
Interest Rate Risk
Futures Contracts (b)	62,114	(43,195)
Total Value of Derivatives	$ 348,918	$ (208,252)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $60,557,489)	$ 56,655,148
Fidelity Central Funds (cost $1,293,796)	1,297,847
Total Investments (cost $61,851,285)		$ 57,952,995
Cash		52,160
Foreign currency held at value (cost $235,014)		233,363
Receivable for TBA sale commitments		105,906
Unrealized appreciation on foreign currency contracts		286,804
Receivable for fund shares sold		21,736
Interest receivable		618,304
Distributions receivable from Fidelity Central Funds		201
Receivable for daily variation margin for derivative instruments		21,368
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,471
Total assets		59,313,437

Liabilities
TBA sale commitments, at value	$ 105,800
Payable for investments purchased on a delayed delivery basis	105,656
Unrealized depreciation on foreign currency contracts	123,251
Payable for fund shares redeemed	20,996
Bi-lateral OTC swaps, at value	41,806
Accrued management fee	27,494
Distribution and service plan fees payable	4,560
Other affiliated payables	8,253
Other payables and accrued expenses	86,672
Total liabilities		524,488

Net Assets		$ 58,788,949
Net Assets consist of:
Paid in capital		$ 64,690,622
Distributions in excess of net investment income		(345,854)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,814,238)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,741,581)
Net Assets		$ 58,788,949

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,781,252 ÷ 550,610 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class T: Net Asset Value and redemption price per share ($3,037,225 ÷ 349,758 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class C: Net Asset Value and offering price per share ($3,541,138 ÷ 408,267 shares)A	$ 8.67

Global Bond: Net Asset Value, offering price and redemption price per share ($44,496,870 ÷ 5,123,935 shares)	$ 8.68

Class I: Net Asset Value, offering price and redemption price per share ($2,932,464 ÷ 337,662 shares)	$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 257,690
Interest		1,720,492
Income from Fidelity Central Funds		5,102
Income before foreign taxes withheld		1,983,284
Less foreign taxes withheld		(16,289)
Total income		1,966,995

Expenses
Management fee	$ 338,085
Transfer agent fees	72,539
Distribution and service plan fees	58,891
Accounting fees and expenses	31,252
Custodian fees and expenses	11,490
Independent trustees' compensation	245
Registration fees	62,566
Audit	152,367
Legal	176
Miscellaneous	4,353
Total expenses before reductions	731,964
Expense reductions	(220,733)	511,231
Net investment income (loss)		1,455,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,911,063)
Foreign currency transactions	(403,330)
Futures contracts	(153,726)
Swaps	(3,604)
Total net realized gain (loss)		(2,471,723)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,431,566)
Assets and liabilities in foreign currencies	273,885
Futures contracts	48,861
Swaps	(12,740)
Delayed delivery commitments	543
Total change in net unrealized appreciation (depreciation)		(2,121,017)
Net gain (loss)		(4,592,740)
Net increase (decrease) in net assets resulting from operations		$ (3,136,976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,455,764	$ 1,343,518
Net realized gain (loss)	(2,471,723)	(546,393)
Change in net unrealized appreciation (depreciation)	(2,121,017)	(755,005)
Net increase (decrease) in net assets resulting from operations	(3,136,976)	42,120
Distributions to shareholders from net investment income	-	(41,970)
Return of capital	(1,515,599)	(1,251,953)
Total distributions	(1,515,599)	(1,293,923)
Share transactions - net increase (decrease)	2,358,481	3,902,716
Total increase (decrease) in net assets	(2,294,094)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including distributions in excess of net investment income of $345,854 and undistributed net investment income of $101,190, respectively)	$ 58,788,949	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.205	.199	.172	.088
Net realized and unrealized gain (loss)	(.692)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.46%	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.199	.172	.088
Net realized and unrealized gain (loss)	(.691)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.48%	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,037	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.126	.099	.042
Net realized and unrealized gain (loss)	(.690)	(.185)	(.558)	.208
Total from investment operations	(.553)	(.059)	(.459)	.250
Distributions from net investment income	-	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.147)	(.117)	(.129)	-
Total distributions	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.67	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.25%	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.51%	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.199	.103
Net realized and unrealized gain (loss)	(.691)	(.188)	(.556)	.208
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.09%	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,497	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.223	.196	.104
Net realized and unrealized gain (loss)	(.690)	(.188)	(.553)	.207
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.14%	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,932	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Global Bond Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, net operating losses and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,329,343
Gross unrealized depreciation	(5,287,162)
Net unrealized appreciation (depreciation) on securities	$ (3,957,819)
Tax Cost	$ 61,910,814

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,590,634)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,971,097)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (901,438)
Long-term	(689,196)
Total no expiration	$ (1,590,634)

The Fund intends to elect to defer to its next fiscal year $216,731 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 41,970
Return of Capital	1,515,599	1,251,953
Total	$ 1,515,599	$ 1,293,923

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (123,839)	$ -
Swaps	(3,604)	(12,740)
Total Credit Risk	(127,443)	(12,740)
Foreign Exchange Risk
Foreign Currency Contracts	(393,546)	246,122
Interest Rate Risk
Futures Contracts	(153,726)	48,861
TotalsA	$ (674,715)	$ 282,243

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $47,465,207 and $40,368,243, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,208	$ 6,451
Class T	-%	.25%	7,539	6,046
Class C	.75%	.25%	39,144	28,773
			$ 58,891	$ 41,270

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 805
Class T	225
Class C A	329
$ 1,359

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 10,343.21
Class T	7,000.23
Class C	9,900.25
Global Bond	41,186.09
Class I	4,110.15
	$ 72,539

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 22,353
Class T	1.00%	14,387
Class C	1.75%	19,562
Global Bond	.75%	153,411
Class I	.75%	10,844
		$ 220,557

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 2,913
Class T	-	1,968
Class C	-	1,661
Global Bond	-	33,439
Class I	-	1,989
Total	$ -	$ 41,970
From Return of Capital
Class A	$ 115,318	$ 86,900
Class T	71,214	58,706
Class C	62,994	49,551
Global Bond	1,192,630	997,458
Class I	73,443	59,338
Total	$ 1,515,599	$ 1,251,953

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Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	95,613	140,504	$ 869,745	$ 1,371,103
Reinvestment of distributions	12,686	9,029	113,670	87,346
Shares redeemed	(66,204)	(55,746)	(597,119)	(539,008)
Net increase (decrease)	42,095	93,787	$ 386,296	$ 919,441
Class T
Shares sold	33,315	20,348	$ 300,501	$ 198,143
Reinvestment of distributions	7,950	6,268	71,214	60,674
Shares redeemed	(12,583)	(13,379)	(114,205)	(129,209)
Net increase (decrease)	28,682	13,237	$ 257,510	$ 129,608
Class C
Shares sold	50,403	146,969	$ 453,032	$ 1,439,477
Reinvestment of distributions	7,033	5,266	62,933	50,897
Shares redeemed	(112,322)	(63,690)	(1,016,047)	(614,170)
Net increase (decrease)	(54,886)	88,545	$ (500,082)	$ 876,204
Global Bond
Shares sold	1,019,852	1,226,810	$ 9,291,029	$ 11,926,818
Reinvestment of distributions	130,481	104,991	1,169,580	1,016,414
Shares redeemed	(954,687)	(1,141,440)	(8,673,341)	(11,093,326)
Net increase (decrease)	195,646	190,361	$ 1,787,268	$ 1,849,906
Class I
Shares sold	44,879	10,510	$ 400,917	$ 103,515
Reinvestment of distributions	8,175	6,311	73,204	61,091
Shares redeemed	(5,151)	(3,838)	(46,632)	(37,049)
Net increase (decrease)	47,903	12,983	$ 427,489	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Annual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

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Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-UANN-0216
1.939038.103
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class I

(formerly Institutional Class)

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class I is a
class of Fidelity® Global
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fundA
Class I	-5.00%	-1.47%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Bond Fund - Class I on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-single digits, net of fees. The fund lagged its Barclays index benchmark, partly due to bond selections and sector weightings, but also because of currency effects that sapped the performance of many non-U.S. bonds. Relative performance was hurt by an overweighting in bonds issued by Novo Banco in Portugal, which declined in value due to a bond transfer. Holdings in several energy companies also hurt relative performance, including Petroleos Mexicanos and in the U.S., Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. Conversely, corporate credits of financial institutions in Ireland, France and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 976.60	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
US Dollar	44.4%	43.0%
European Monetary Unit	25.8%	26.2%
Japanese Yen	9.6%	10.7%
British Pound	5.1%	4.9%
Canadian Dollar	2.7%	2.8%
Other	12.4%	12.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United States of America 29.4%	United States of America 30.6%
United Kingdom 11.6%	United Kingdom 9.4%
France 8.3%	France 5.8%
Japan 6.2%	Japan 6.0%
Ireland 6.0%	Ireland 5.4%
Italy 5.3%	Italy 4.3%
Germany 5.0%	Germany 5.7%
Netherlands 4.8%	Netherlands 1.8%
Australia 2.7%	Australia 2.6%
Other 20.7%	Other 28.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
AAA 5.5%	AAA 5.8%
AA 6.9%	AA 6.7%
A 9.8%	A 14.5%
BBB 34.3%	BBB 34.4%
BB and Below 24.2%	BB and Below 21.0%
Not Rated 6.6%	Not Rated 7.3%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	9.7	10.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.8	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 42.3%	Corporate Bonds 37.9%
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
Asset-Backed Securities 0.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 4.5%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.6%	Municipal Bonds 0.5%
Foreign Government and Government Agency Obligations 28.6%	Foreign Government and Government Agency Obligations 32.5%
Other Investments 11.0%	Other Investments 13.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 2.4%

* Futures and Swaps	6.9%	** Futures and Swaps	6.4%
* Foreign Currency Contracts	0.3%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
		Principal Amount (b)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 350,000	$ 353,938
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	619,154
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	330,435
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	308,653
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	356,495
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
TOTAL DENMARK			1,000,738
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	260,489
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	419,978
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	903,173
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,544,848
Germany - 4.7%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	700,000	758,423
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (g)		600,000	601,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		400,000	382,000
TOTAL GERMANY			2,730,940
Ireland - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	152,438
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (g)	EUR	350,000	382,264
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		530,000	551,188
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	800,000	899,830
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,268,032
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Japan - 1.5%
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		900,000	904,500
Luxembourg - 2.4%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	530,035
Altice SA 7.625% 2/15/25 (c)		1,000,000	862,500
TOTAL LUXEMBOURG			1,392,535
Mexico - 0.5%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	300,000	312,169
Netherlands - 4.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (g)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	600,000	647,855
5% 10/2/23 (c)		250,000	258,126
Petrobras Global Finance BV 5.625% 5/20/43		43,000	26,123
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	163,033
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	950,000	1,037,575
TOTAL NETHERLANDS			2,491,369
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	23,909
United Kingdom - 6.6%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	42,600
4.875% 5/14/25 (c)		105,000	68,250
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	444,306
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (g)	GBP	400,000	591,366
Tesco PLC:
5% 3/24/23	GBP	300,000	431,583
6.125% 2/24/22	GBP	550,000	847,729
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	870,718
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			3,894,129
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 9.7%
Air Lease Corp.:
2.125% 1/15/18		$ 32,000	$ 31,440
3.75% 2/1/22		63,000	61,883
4.25% 9/15/24		52,000	50,960
Alcoa, Inc.:
5.125% 10/1/24		43,000	39,130
5.4% 4/15/21		103,000	100,168
American Transmission Systems, Inc. 5% 9/1/44 (c)		3,000	3,006
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	83,888
Autodesk, Inc. 3.125% 6/15/20		90,000	89,455
Bank of America Corp.:
3.95% 4/21/25		234,000	227,883
4.25% 10/22/26		61,000	60,386
5.7% 1/24/22		75,000	84,623
5.875% 1/5/21		25,000	28,304
BioMed Realty LP 2.625% 5/1/19		12,000	11,662
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	178,237
4.1% 10/1/24		62,000	59,949
CBRE Group, Inc. 4.875% 3/1/26		140,000	139,520
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	191,900
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	203,040
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	52,601
4.5% 6/1/25 (c)		17,000	15,408
5.8% 6/1/45 (c)		21,000	18,434
Corporate Office Properties LP 5% 7/1/25		29,000	28,504
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	118,977
DDR Corp. 3.625% 2/1/25		29,000	27,380
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,725
Discover Financial Services 3.85% 11/21/22		213,000	211,221
Dominion Resources, Inc. 2.9031% 9/30/66 (g)		26,000	17,960
El Paso Corp. 6.5% 9/15/20		150,000	149,341
Entergy Corp. 4% 7/15/22		60,000	61,218
ERP Operating LP 4.625% 12/15/21		213,000	231,271
Express Scripts Holding Co. 4.75% 11/15/21		13,000	13,942
FirstEnergy Corp. 7.375% 11/15/31		340,000	414,097
General Motors Co. 3.5% 10/2/18		30,000	30,301
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,061
3% 9/25/17		35,000	35,119
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
General Motors Financial Co., Inc.: - continued
3.25% 5/15/18		$ 20,000	$ 20,100
3.5% 7/10/19		51,000	51,181
4.25% 5/15/23		15,000	14,839
4.375% 9/25/21		106,000	107,544
4.75% 8/15/17		25,000	25,912
Halliburton Co.:
3.8% 11/15/25		31,000	30,205
4.85% 11/15/35		27,000	26,523
5% 11/15/45		37,000	36,550
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	145,469
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	95,060
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,716
4.35% 8/15/21		28,000	29,807
4.625% 5/10/21		28,000	30,260
4.95% 3/25/20		23,000	24,948
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	110,651
Lazard Group LLC:
4.25% 11/14/20		44,000	45,592
6.85% 6/15/17		2,000	2,129
Liberty Property LP:
3.375% 6/15/23		233,000	221,028
4.75% 10/1/20		67,000	71,201
McDonald's Corp.:
2.75% 12/9/20		11,000	10,995
3.7% 1/30/26		30,000	29,983
4.7% 12/9/35		16,000	15,940
4.875% 12/9/45		24,000	24,129
Morgan Stanley:
4.875% 11/1/22		50,000	53,095
5% 11/24/25		110,000	116,838
MPLX LP 4% 2/15/25		9,000	7,567
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		20,000	19,524
5.25% 1/15/26 (c)		72,000	73,539
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	62,921
Puget Energy, Inc.:
5.625% 7/15/22		160,000	177,589
6% 9/1/21		15,000	16,903
6.5% 12/15/20		23,000	26,351
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Retail Opportunity Investments Partnership LP 4% 12/15/24		$ 14,000	$ 13,227
Southwestern Energy Co.:
3.3% 1/23/18		24,000	19,680
4.05% 1/23/20		43,000	31,175
Synchrony Financial:
1.875% 8/15/17		15,000	14,931
3% 8/15/19		22,000	21,974
3.75% 8/15/21		33,000	32,979
Tanger Properties LP 3.75% 12/1/24		42,000	41,184
The AES Corp. 4.875% 5/15/23		200,000	175,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,843
The Williams Companies, Inc. 4.55% 6/24/24		32,000	22,237
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,043
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	33,436
5.875% 11/15/40		22,000	20,844
6.55% 5/1/37		32,000	32,366
7.3% 7/1/38		59,000	63,985
Ventas Realty LP 4.125% 1/15/26		19,000	18,940
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,209
Western Gas Partners LP 5.375% 6/1/21		8,000	8,100
WP Carey, Inc. 4% 2/1/25		72,000	68,882
TOTAL UNITED STATES OF AMERICA			5,689,118
TOTAL NONCONVERTIBLE BONDS (Cost $26,773,517)			24,847,124
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 3.5%
2.5% 10/1/29		88,854	89,778
3% 7/1/43		447,004	447,952
3.5% 11/1/26 to 4/1/43		265,360	275,678
4% 8/1/42		558,711	592,491
5% 9/1/23 to 1/1/40		244,889	271,121
5.5% 6/1/25 to 5/1/37		361,945	402,884
TOTAL FANNIE MAE			2,079,904
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - 2.1%
3% 6/1/45		$ 196,398	$ 196,323
3.5% 4/1/43 to 12/1/45		459,030	473,932
4% 2/1/41		80,887	85,715
4% 1/1/46 (e)		100,000	105,628
4.5% 3/1/41 to 4/1/44		326,365	352,845
TOTAL FREDDIE MAC			1,214,443
Ginnie Mae - 1.5%
3% 6/20/45		195,285	198,186
3.5% 5/20/43 to 4/20/45		330,899	345,593
4% 12/15/40 to 11/20/41		161,963	172,761
4.5% 5/20/41		153,718	166,160
TOTAL GINNIE MAE			882,700
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,164,752)			4,177,047
Asset-Backed Securities - 0.3%

Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		1,343	1,340
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		15,318	15,283
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		173,629	172,282
TOTAL ASSET-BACKED SECURITIES (Cost $190,055)			188,905
Commercial Mortgage Securities - 4.5%

United States of America - 4.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	318,875
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		710,753	727,042
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	513,201
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-C32 Class A3, 5.8992% 6/15/49 (g)		$ 225,000	$ 230,134
Series 2007-C33 Class A4, 6.1504% 2/15/51 (g)		846,956	875,497
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,917,008)			2,664,749
U.S. Government and Government Agency Obligations - 2.0%

U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds 3% 11/15/44 (f)		875,000	870,112
U.S. Treasury Notes 1.75% 5/15/23		300,000	292,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,603)			1,162,369
Foreign Government and Government Agency Obligations - 28.6%

Australia - 1.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	757,000	551,152
2.75% 6/21/35 (Reg. S)	AUD	60,000	39,555
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	40,000	32,657
5.5% 4/21/23	AUD	52,000	45,094
5.75% 5/15/21	AUD	108,000	92,260
5.75% 7/15/22	AUD	195,000	169,810
TOTAL AUSTRALIA			934,339
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	18,201
Canada - 0.9%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	132,892
2.75% 12/1/48 (f)	CAD	70,000	57,401
4% 6/1/41	CAD	118,000	115,854
5% 6/1/37	CAD	104,000	112,127
5.75% 6/1/29	CAD	31,000	32,946
Ontario Province 4.65% 6/2/41	CAD	110,000	98,976
TOTAL CANADA			550,196
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	$ 14,667
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	77,851
4.2% 12/4/36	CZK	270,000	16,175
5.7% 5/25/24	CZK	900,000	52,359
TOTAL CZECH REPUBLIC			146,385
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	220,006
4.5% 11/15/39	DKK	66,000	15,194
TOTAL DENMARK			235,200
France - 1.8%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	172,541
2.5% 5/25/30	EUR	706,000	868,543
TOTAL FRANCE			1,041,084
Indonesia - 0.4%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	200,000	215,046
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	52,103
2.4% 5/15/30 (Reg. S)	EUR	78,000	92,551
4.5% 4/18/20	EUR	34,000	43,798
5.4% 3/13/25	EUR	438,000	651,320
TOTAL IRELAND			839,772
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,541
4.25% 3/31/23	ILS	62,000	18,740
5% 1/31/20	ILS	89,000	26,624
5.5% 1/31/22	ILS	296,000	94,442
5.5% 1/31/42	ILS	28,000	10,113
6% 2/28/19	ILS	434,000	130,096
TOTAL ISRAEL			338,556
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 4.1%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	$ 10,875
2.15% 12/15/21	EUR	323,000	376,449
3.5% 6/1/18	EUR	592,000	695,891
3.5% 12/1/18	EUR	319,000	380,470
4.5% 5/1/23	EUR	93,000	124,649
Italian Republic:
4% 2/1/37	EUR	30,000	40,644
4.5% 3/1/26	EUR	96,000	132,544
5% 8/1/34	EUR	204,000	310,871
5% 9/1/40	EUR	23,000	35,523
6% 5/1/31	EUR	20,000	32,779
6.5% 11/1/27	EUR	154,000	249,719
TOTAL ITALY			2,390,414
Japan - 4.7%
Japan Government:
0.6% 3/20/24	JPY	79,750,000	688,294
1% 12/20/35	JPY	4,700,000	39,092
1.2% 12/20/34	JPY	10,600,000	92,465
1.2% 3/20/35	JPY	1,250,000	10,872
1.2% 9/20/35	JPY	6,900,000	59,674
1.4% 9/20/34	JPY	73,100,000	660,719
1.5% 6/20/34	JPY	15,700,000	144,358
1.5% 3/20/45	JPY	3,750,000	32,920
1.7% 12/20/43	JPY	6,000,000	55,287
1.7% 3/20/44	JPY	1,950,000	17,957
1.8% 3/20/43	JPY	30,400,000	286,475
1.8% 9/20/43	JPY	5,850,000	55,045
1.9% 12/20/28	JPY	9,250,000	90,848
2.1% 12/20/25	JPY	13,950,000	137,036
2.1% 3/20/26	JPY	6,400,000	63,008
2.2% 3/20/26	JPY	25,600,000	254,126
2.4% 3/20/48	JPY	4,800,000	51,381
TOTAL JAPAN			2,739,557
Korea (South) - 2.0%
Korean Republic:
2% 3/10/20	KRW	25,300,000	21,711
2% 9/10/20	KRW	45,070,000	38,656
2.25% 6/10/25	KRW	28,900,000	24,936
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
2.75% 3/10/18	KRW	574,680,000	$ 500,358
3% 9/10/24	KRW	147,850,000	135,025
3% 12/10/42	KRW	109,490,000	107,624
3.125% 3/10/19	KRW	115,360,000	102,437
3.5% 3/10/24	KRW	215,510,000	203,067
5.25% 3/10/27	KRW	18,600,000	20,758
TOTAL KOREA (SOUTH)			1,154,572
Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	93,003
3.814% 2/15/17	MYR	195,000	45,914
3.889% 7/31/20	MYR	417,000	98,044
3.892% 3/15/27	MYR	46,000	10,194
4.935% 9/30/43	MYR	9,000	2,134
TOTAL MALAYSIA			249,289
Mexico - 1.0%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	3,927,000	228,946
6.5% 6/10/21	MXN	1,100,000	66,029
8.5% 5/31/29	MXN	2,578,000	174,891
8.5% 11/18/38	MXN	230,000	15,679
10% 11/20/36	MXN	90,000	6,984
TOTAL MEXICO			607,879
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,522
5.5% 4/15/23	NZD	46,000	36,077
6% 12/15/17	NZD	107,000	77,759
TOTAL NEW ZEALAND			132,358
Norway - 0.1%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	53,408
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	$ 13,411
3% 3/14/24	NOK	159,000	20,215
TOTAL NORWAY			87,034
Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	90,197
3.25% 7/25/25	PLN	212,000	55,586
4% 10/25/23	PLN	275,000	75,889
5.5% 10/25/19	PLN	362,000	103,912
5.75% 10/25/21	PLN	53,000	15,912
5.75% 9/23/22	PLN	239,000	72,401
5.75% 4/25/29	PLN	31,000	9,930
TOTAL POLAND			423,827
Russia - 0.3%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	35,225
7% 8/16/23	RUB	4,135,000	48,955
7.05% 1/19/28	RUB	681,000	7,781
7.5% 2/27/19	RUB	5,115,000	65,773
7.6% 7/20/22	RUB	2,400,000	29,786
TOTAL RUSSIA			187,520
Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,201
3.25% 9/1/20	SGD	163,000	121,626
3.375% 9/1/33	SGD	26,000	19,429
TOTAL SINGAPORE			150,256
Slovenia - 0.0%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	29,143
South Africa - 0.8%
South African Republic:
7.25% 1/15/20	ZAR	675,000	40,909
7.75% 2/28/23	ZAR	2,900,000	170,329
8% 12/21/18	ZAR	467,000	29,478
8% 1/31/30	ZAR	1,130,000	61,809
8.5% 1/31/37	ZAR	1,800,000	98,702
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.75% 1/31/44	ZAR	307,000	$ 16,999
10.5% 12/21/26	ZAR	856,000	58,450
TOTAL SOUTH AFRICA			476,676
Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	40,000	41,496
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	123,555
3.75% 10/31/18	EUR	474,000	566,578
4.4% 10/31/23 (c)	EUR	334,000	443,299
5.15% 10/31/44	EUR	83,000	127,758
5.75% 7/30/32	EUR	13,000	20,484
TOTAL SPAIN			1,323,170
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	22,773
2.5% 5/12/25	SEK	705,000	94,655
3.5% 3/30/39	SEK	35,000	5,200
5% 12/1/20	SEK	680,000	98,971
TOTAL SWEDEN			221,599
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	293,277
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	75,994
3.625% 6/16/23	THB	4,279,000	128,511
4.675% 6/29/44	THB	530,000	17,560
4.875% 6/22/29	THB	540,000	18,524
TOTAL THAILAND			240,589
Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	12,749
7.4% 2/5/20	TRY	57,000	17,488
8.3% 6/20/18	TRY	144,000	46,957
8.5% 7/10/19	TRY	141,000	45,253
8.5% 9/14/22	TRY	159,000	49,067
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	295,000	$ 96,600
8.8% 9/27/23	TRY	266,000	82,726
TOTAL TURKEY			350,840
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	16,408
3.5% 1/22/45	GBP	24,000	41,294
4.25% 6/7/32	GBP	36,000	66,325
4.5% 9/7/34	GBP	690,000	1,319,019
TOTAL UNITED KINGDOM			1,443,046
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,573,746)			16,834,492
Municipal Securities - 0.6%

United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	196,121
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,556
4.95% 6/1/23		55,000	55,124
Series 2011:
5.665% 3/1/18		10,000	10,589
5.877% 3/1/19		50,000	53,573
TOTAL MUNICIPAL SECURITIES (Cost $355,707)			340,963
Preferred Securities - 11.0%

France - 3.9%
Credit Agricole SA:
6.625% (Reg. S) (d)(g)		1,500,000	1,476,957
8.125% 9/19/33 (Reg. S) (g)		550,000	618,937
EDF SA 5.625% (Reg. S) (d)(g)		200,000	195,294
TOTAL FRANCE			2,291,188
Preferred Securities - continued
		Principal Amount (b)	Value
Germany - 0.3%
Deutsche Bank AG 7.5% (d)(g)		$ 200,000	$ 205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (d)(g)	EUR	350,000	386,870
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(g)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (d)(g)		750,000	831,889
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,658
United States of America - 1.5%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	856,711
6.75% (d)(g)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $6,405,101)			6,439,499
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $156,208)	1,475	160,259
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.33% (a) (Cost $1,137,588)	1,137,588	1,137,588
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $61,851,285)		57,952,995
NET OTHER ASSETS (LIABILITIES) - 1.4%		835,954
NET ASSETS - 100%		$ 58,788,949
TBA Sale Commitments
	Principal Amount (b)	Value
Fannie Mae
4% 1/1/46 (Proceeds $105,906)	$ (100,000)	$ (105,800)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 142,006	$ (1,264)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
9 Eurex Euro-Oat Contracts (Germany)	March 2016	1,467,602	(23,572)
7 TME 10 Year Canadian Note Contracts (Canada)	March 2016	713,254	11,721
TOTAL BOND INDEX CONTRACTS		2,816,464	(22,851)
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	755,438	(542)
10 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	2,172,344	(2,884)
22 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	2,603,047	(5,197)
11 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2016	1,691,250	7,300
TOTAL TREASURY CONTRACTS		7,222,079	(1,323)
TOTAL PURCHASED		10,038,543	(24,174)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
15 Eurex Euro-Bund Contracts (Germany)	March 2016	$ 2,574,293	$ 32,916
5 ICE Long Gilt Contracts (United Kingdom)	March 2016	860,712	5,448
10 ICE Medium Gilt Contracts (United Kingdom)	March 2016	1,628,696	4,729
TOTAL BOND INDEX CONTRACTS		5,063,701	43,093
		$ 15,102,244	$ 18,919

The face value of futures purchased as a percentage of net assets is 17%

The face value of futures sold as a percentage of net assets is 8.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $11,533,351.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	AUD	Citibank, N.A.	Sell	76,000		$ 54,868	$ (426)
2/5/16	AUD	Credit Suisse Intl.	Buy	527,000		373,383	10,038
2/5/16	CAD	Citibank, N.A.	Sell	53,000		39,784	1,478
2/5/16	CAD	Credit Suisse Intl.	Buy	29,000		20,938	22
2/5/16	CAD	Credit Suisse Intl.	Buy	1,347,000		1,010,386	(36,842)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	102,000		76,495	(2,775)
2/5/16	CHF	Credit Suisse Intl.	Sell	275,000		271,440	(3,494)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	59,000		60,054	1,068
2/5/16	CZK	Citibank, N.A.	Buy	2,646,000		104,703	1,791
2/5/16	DKK	Citibank, N.A.	Buy	152,000		21,729	426
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	EUR	Citibank, N.A.	Buy	372,000		$ 394,112	$ 10,476
2/5/16	EUR	Citibank, N.A.	Sell	37,000		40,240	(1)
2/5/16	EUR	Citibank, N.A.	Sell	150,000		159,514	(3,626)
2/5/16	EUR	Credit Suisse Intl.	Buy	48,000		52,005	200
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	700,000		748,591	(12,731)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	59,000		62,520	1,648
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	31,000		33,590	(126)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	391,000		415,450	(9,802)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	18,000		19,164	(412)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	571,000		608,403	(12,618)
2/5/16	GBP	Citibank, N.A.	Buy	141,000		212,435	(4,555)
2/5/16	GBP	Citibank, N.A.	Sell	45,000		68,561	2,216
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,433,000		3,701,761	114,726
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	42,000		61,915	7
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	153,000		$ 19,748	$ (1)
2/5/16	ILS	Citibank, N.A.	Sell	263,000		67,199	(427)
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	228,000		58,852	(226)
2/5/16	JPY	Citibank, N.A.	Sell	81,200,000		660,077	(15,942)
2/5/16	JPY	Credit Suisse Intl.	Sell	16,900,000		140,586	(113)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	76,800,000		625,143	14,244
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	369,000,000		2,994,816	77,241
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,800,000		14,889	(96)
2/5/16	KRW	Barclays Bank PLC	Buy	69,640,000		58,718	485
2/5/16	KRW	Citibank, N.A.	Buy	70,000,000		60,340	(830)
2/5/16	KRW	Citibank, N.A.	Sell	425,800,000		362,927	940
2/5/16	MXN	Citibank, N.A.	Buy	68,000		4,031	(94)
2/5/16	MXN	Citibank, N.A.	Buy	589,000		34,035	62
2/5/16	MXN	Credit Suisse Intl.	Buy	573,000		33,284	(113)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Buy	157,000		18,068	(337)
2/5/16	NZD	Goldman Sachs Bank USA	Sell	89,000		59,677	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	75,000		$ 48,197	$ (2,988)
2/5/16	PLN	Citibank, N.A.	Buy	2,036,000		507,857	10,795
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	34,000		3,986	46
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,054,000		921,457	33,553
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,809,000	GBP	216,891	(13,312)
2/5/16	TRY	Citibank, N.A.	Buy	258,000		87,901	(245)
2/5/16	ZAR	Credit Suisse Intl.	Buy	75,000		4,879	(57)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	480,000		32,980	2,122
							$ 163,553

For the period, the average contract value for foreign currency contracts was $15,645,902. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	1,100,000	$ (7,598)	$ (4,168)	$ (11,766)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	$ (17,104)	$ 15,799	$ (1,305)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(34,208)	33,234	(974)
TOTAL CREDIT DEFAULT SWAPS							$ (41,806)	$ 29,066	$ (12,740)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,148,918 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,428.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,321
Fidelity Mortgage Backed Securities Central Fund	3,781
Total	$ 5,102
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 3,781	$ -	$ 160,259	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 24,847,124	$ -	$ 24,847,124	$ -
U.S. Government Agency - Mortgage Securities	4,177,047	-	4,177,047	-
Asset-Backed Securities	188,905	-	188,905	-
Commercial Mortgage Securities	2,664,749	-	2,664,749	-
U.S. Government and Government Agency Obligations	1,162,369	-	1,162,369	-
Foreign Government and Government Agency Obligations	16,834,492	-	16,834,492	-
Municipal Securities	340,963	-	340,963	-
Preferred Securities	6,439,499	-	6,439,499	-
Fixed-Income Funds	160,259	160,259	-	-
Money Market Funds	1,137,588	1,137,588	-	-
Total Investments in Securities:	$ 57,952,995	$ 1,297,847	$ 56,655,148	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 286,804	$ -	$ 286,804	$ -
Futures Contracts	62,114	62,114	-	-
Total Assets	$ 348,918	$ 62,114	$ 286,804	$ -
Liabilities
Foreign Currency Contracts	$ (123,251)	$ -	$ (123,251)	$ -
Futures Contracts	(43,195)	(43,195)	-	-
Swaps	(41,806)	-	(41,806)	-
Total Liabilities	$ (208,252)	$ (43,195)	$ (165,057)	$ -
Total Derivative Instruments:	$ 140,666	$ 18,919	$ 121,747	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,800)	$ -	$ (105,800)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (41,806)
Foreign Exchange Risk
Foreign Currency Contracts (a)	286,804	(123,251)
Interest Rate Risk
Futures Contracts (b)	62,114	(43,195)
Total Value of Derivatives	$ 348,918	$ (208,252)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $60,557,489)	$ 56,655,148
Fidelity Central Funds (cost $1,293,796)	1,297,847
Total Investments (cost $61,851,285)		$ 57,952,995
Cash		52,160
Foreign currency held at value (cost $235,014)		233,363
Receivable for TBA sale commitments		105,906
Unrealized appreciation on foreign currency contracts		286,804
Receivable for fund shares sold		21,736
Interest receivable		618,304
Distributions receivable from Fidelity Central Funds		201
Receivable for daily variation margin for derivative instruments		21,368
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,471
Total assets		59,313,437

Liabilities
TBA sale commitments, at value	$ 105,800
Payable for investments purchased on a delayed delivery basis	105,656
Unrealized depreciation on foreign currency contracts	123,251
Payable for fund shares redeemed	20,996
Bi-lateral OTC swaps, at value	41,806
Accrued management fee	27,494
Distribution and service plan fees payable	4,560
Other affiliated payables	8,253
Other payables and accrued expenses	86,672
Total liabilities		524,488

Net Assets		$ 58,788,949
Net Assets consist of:
Paid in capital		$ 64,690,622
Distributions in excess of net investment income		(345,854)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,814,238)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,741,581)
Net Assets		$ 58,788,949

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,781,252 ÷ 550,610 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class T: Net Asset Value and redemption price per share ($3,037,225 ÷ 349,758 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class C: Net Asset Value and offering price per share ($3,541,138 ÷ 408,267 shares)A	$ 8.67

Global Bond: Net Asset Value, offering price and redemption price per share ($44,496,870 ÷ 5,123,935 shares)	$ 8.68

Class I: Net Asset Value, offering price and redemption price per share ($2,932,464 ÷ 337,662 shares)	$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 257,690
Interest		1,720,492
Income from Fidelity Central Funds		5,102
Income before foreign taxes withheld		1,983,284
Less foreign taxes withheld		(16,289)
Total income		1,966,995

Expenses
Management fee	$ 338,085
Transfer agent fees	72,539
Distribution and service plan fees	58,891
Accounting fees and expenses	31,252
Custodian fees and expenses	11,490
Independent trustees' compensation	245
Registration fees	62,566
Audit	152,367
Legal	176
Miscellaneous	4,353
Total expenses before reductions	731,964
Expense reductions	(220,733)	511,231
Net investment income (loss)		1,455,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,911,063)
Foreign currency transactions	(403,330)
Futures contracts	(153,726)
Swaps	(3,604)
Total net realized gain (loss)		(2,471,723)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,431,566)
Assets and liabilities in foreign currencies	273,885
Futures contracts	48,861
Swaps	(12,740)
Delayed delivery commitments	543
Total change in net unrealized appreciation (depreciation)		(2,121,017)
Net gain (loss)		(4,592,740)
Net increase (decrease) in net assets resulting from operations		$ (3,136,976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,455,764	$ 1,343,518
Net realized gain (loss)	(2,471,723)	(546,393)
Change in net unrealized appreciation (depreciation)	(2,121,017)	(755,005)
Net increase (decrease) in net assets resulting from operations	(3,136,976)	42,120
Distributions to shareholders from net investment income	-	(41,970)
Return of capital	(1,515,599)	(1,251,953)
Total distributions	(1,515,599)	(1,293,923)
Share transactions - net increase (decrease)	2,358,481	3,902,716
Total increase (decrease) in net assets	(2,294,094)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including distributions in excess of net investment income of $345,854 and undistributed net investment income of $101,190, respectively)	$ 58,788,949	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.205	.199	.172	.088
Net realized and unrealized gain (loss)	(.692)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.46%	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.199	.172	.088
Net realized and unrealized gain (loss)	(.691)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.48%	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,037	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.126	.099	.042
Net realized and unrealized gain (loss)	(.690)	(.185)	(.558)	.208
Total from investment operations	(.553)	(.059)	(.459)	.250
Distributions from net investment income	-	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.147)	(.117)	(.129)	-
Total distributions	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.67	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.25%	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.51%	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.199	.103
Net realized and unrealized gain (loss)	(.691)	(.188)	(.556)	.208
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.09%	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,497	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.223	.196	.104
Net realized and unrealized gain (loss)	(.690)	(.188)	(.553)	.207
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.14%	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,932	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Global Bond Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, net operating losses and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,329,343
Gross unrealized depreciation	(5,287,162)
Net unrealized appreciation (depreciation) on securities	$ (3,957,819)
Tax Cost	$ 61,910,814

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,590,634)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,971,097)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (901,438)
Long-term	(689,196)
Total no expiration	$ (1,590,634)

The Fund intends to elect to defer to its next fiscal year $216,731 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 41,970
Return of Capital	1,515,599	1,251,953
Total	$ 1,515,599	$ 1,293,923

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (123,839)	$ -
Swaps	(3,604)	(12,740)
Total Credit Risk	(127,443)	(12,740)
Foreign Exchange Risk
Foreign Currency Contracts	(393,546)	246,122
Interest Rate Risk
Futures Contracts	(153,726)	48,861
TotalsA	$ (674,715)	$ 282,243

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was

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Foreign Currency Contracts - continued

opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

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4. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $47,465,207 and $40,368,243, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,208	$ 6,451
Class T	-%	.25%	7,539	6,046
Class C	.75%	.25%	39,144	28,773
			$ 58,891	$ 41,270

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 805
Class T	225
Class C A	329
$ 1,359

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 10,343.21
Class T	7,000.23
Class C	9,900.25
Global Bond	41,186.09
Class I	4,110.15
	$ 72,539

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 22,353
Class T	1.00%	14,387
Class C	1.75%	19,562
Global Bond	.75%	153,411
Class I	.75%	10,844
		$ 220,557

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 2,913
Class T	-	1,968
Class C	-	1,661
Global Bond	-	33,439
Class I	-	1,989
Total	$ -	$ 41,970
From Return of Capital
Class A	$ 115,318	$ 86,900
Class T	71,214	58,706
Class C	62,994	49,551
Global Bond	1,192,630	997,458
Class I	73,443	59,338
Total	$ 1,515,599	$ 1,251,953

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Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	95,613	140,504	$ 869,745	$ 1,371,103
Reinvestment of distributions	12,686	9,029	113,670	87,346
Shares redeemed	(66,204)	(55,746)	(597,119)	(539,008)
Net increase (decrease)	42,095	93,787	$ 386,296	$ 919,441
Class T
Shares sold	33,315	20,348	$ 300,501	$ 198,143
Reinvestment of distributions	7,950	6,268	71,214	60,674
Shares redeemed	(12,583)	(13,379)	(114,205)	(129,209)
Net increase (decrease)	28,682	13,237	$ 257,510	$ 129,608
Class C
Shares sold	50,403	146,969	$ 453,032	$ 1,439,477
Reinvestment of distributions	7,033	5,266	62,933	50,897
Shares redeemed	(112,322)	(63,690)	(1,016,047)	(614,170)
Net increase (decrease)	(54,886)	88,545	$ (500,082)	$ 876,204
Global Bond
Shares sold	1,019,852	1,226,810	$ 9,291,029	$ 11,926,818
Reinvestment of distributions	130,481	104,991	1,169,580	1,016,414
Shares redeemed	(954,687)	(1,141,440)	(8,673,341)	(11,093,326)
Net increase (decrease)	195,646	190,361	$ 1,787,268	$ 1,849,906
Class I
Shares sold	44,879	10,510	$ 400,917	$ 103,515
Reinvestment of distributions	8,175	6,311	73,204	61,091
Shares redeemed	(5,151)	(3,838)	(46,632)	(37,049)
Net increase (decrease)	47,903	12,983	$ 427,489	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Annual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

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Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-UANN-0216
1.939032.103
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Global Bond

Fund

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fundA
Fidelity® Global Bond Fund	-5.00%	-1.47%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate GDP Weighted Index performed over the same period.
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Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-single digits, net of fees. The fund lagged its Barclays index benchmark, partly due to bond selections and sector weightings, but also because of currency effects that sapped the performance of many non-U.S. bonds. Relative performance was hurt by an overweighting in bonds issued by Novo Banco in Portugal, which declined in value due to a bond transfer. Holdings in several energy companies also hurt relative performance, including Petroleos Mexicanos and in the U.S., Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. Conversely, corporate credits of financial institutions in Ireland, France and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 979.60	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 976.60	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Global Bond	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 980.90	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
US Dollar	44.4%	43.0%
European Monetary Unit	25.8%	26.2%
Japanese Yen	9.6%	10.7%
British Pound	5.1%	4.9%
Canadian Dollar	2.7%	2.8%
Other	12.4%	12.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United States of America 29.4%	United States of America 30.6%
United Kingdom 11.6%	United Kingdom 9.4%
France 8.3%	France 5.8%
Japan 6.2%	Japan 6.0%
Ireland 6.0%	Ireland 5.4%
Italy 5.3%	Italy 4.3%
Germany 5.0%	Germany 5.7%
Netherlands 4.8%	Netherlands 1.8%
Australia 2.7%	Australia 2.6%
Other 20.7%	Other 28.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
AAA 5.5%	AAA 5.8%
AA 6.9%	AA 6.7%
A 9.8%	A 14.5%
BBB 34.3%	BBB 34.4%
BB and Below 24.2%	BB and Below 21.0%
Not Rated 6.6%	Not Rated 7.3%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	9.7	10.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	6.8	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 42.3%	Corporate Bonds 37.9%
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 7.9%
Asset-Backed Securities 0.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 4.5%	CMOs and Other Mortgage Related Securities 4.6%
Municipal Bonds 0.6%	Municipal Bonds 0.5%
Foreign Government and Government Agency Obligations 28.6%	Foreign Government and Government Agency Obligations 32.5%
Other Investments 11.0%	Other Investments 13.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 2.4%

* Futures and Swaps	6.9%	** Futures and Swaps	6.4%
* Foreign Currency Contracts	0.3%	** Foreign Currency Contracts	3.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
		Principal Amount (b)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 350,000	$ 353,938
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (g)	EUR	600,000	619,154
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	330,435
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	308,653
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (g)	EUR	350,000	356,495
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
TOTAL DENMARK			1,000,738
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	260,489
France - 2.6%
BPCE SA 5.7% 10/22/23 (c)		400,000	419,978
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	903,173
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,544,848
Germany - 4.7%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	700,000	758,423
Bayer AG 2.375% 4/2/75 (Reg. S) (g)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (g)		600,000	601,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		400,000	382,000
TOTAL GERMANY			2,730,940
Ireland - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	152,438
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (g)	EUR	350,000	382,264
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		530,000	551,188
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (g)	EUR	800,000	899,830
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,268,032
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Japan - 1.5%
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		900,000	904,500
Luxembourg - 2.4%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	530,035
Altice SA 7.625% 2/15/25 (c)		1,000,000	862,500
TOTAL LUXEMBOURG			1,392,535
Mexico - 0.5%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	300,000	312,169
Netherlands - 4.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (g)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	600,000	647,855
5% 10/2/23 (c)		250,000	258,126
Petrobras Global Finance BV 5.625% 5/20/43		43,000	26,123
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	163,033
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	950,000	1,037,575
TOTAL NETHERLANDS			2,491,369
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	23,909
United Kingdom - 6.6%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	42,600
4.875% 5/14/25 (c)		105,000	68,250
Aviva PLC 6.625% 6/3/41 (g)	GBP	277,000	444,306
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (g)	GBP	400,000	591,366
Tesco PLC:
5% 3/24/23	GBP	300,000	431,583
6.125% 2/24/22	GBP	550,000	847,729
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	870,718
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			3,894,129
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 9.7%
Air Lease Corp.:
2.125% 1/15/18		$ 32,000	$ 31,440
3.75% 2/1/22		63,000	61,883
4.25% 9/15/24		52,000	50,960
Alcoa, Inc.:
5.125% 10/1/24		43,000	39,130
5.4% 4/15/21		103,000	100,168
American Transmission Systems, Inc. 5% 9/1/44 (c)		3,000	3,006
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	83,888
Autodesk, Inc. 3.125% 6/15/20		90,000	89,455
Bank of America Corp.:
3.95% 4/21/25		234,000	227,883
4.25% 10/22/26		61,000	60,386
5.7% 1/24/22		75,000	84,623
5.875% 1/5/21		25,000	28,304
BioMed Realty LP 2.625% 5/1/19		12,000	11,662
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	178,237
4.1% 10/1/24		62,000	59,949
CBRE Group, Inc. 4.875% 3/1/26		140,000	139,520
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	191,900
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	203,040
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	52,601
4.5% 6/1/25 (c)		17,000	15,408
5.8% 6/1/45 (c)		21,000	18,434
Corporate Office Properties LP 5% 7/1/25		29,000	28,504
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	118,977
DDR Corp. 3.625% 2/1/25		29,000	27,380
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,725
Discover Financial Services 3.85% 11/21/22		213,000	211,221
Dominion Resources, Inc. 2.9031% 9/30/66 (g)		26,000	17,960
El Paso Corp. 6.5% 9/15/20		150,000	149,341
Entergy Corp. 4% 7/15/22		60,000	61,218
ERP Operating LP 4.625% 12/15/21		213,000	231,271
Express Scripts Holding Co. 4.75% 11/15/21		13,000	13,942
FirstEnergy Corp. 7.375% 11/15/31		340,000	414,097
General Motors Co. 3.5% 10/2/18		30,000	30,301
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,061
3% 9/25/17		35,000	35,119
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
General Motors Financial Co., Inc.: - continued
3.25% 5/15/18		$ 20,000	$ 20,100
3.5% 7/10/19		51,000	51,181
4.25% 5/15/23		15,000	14,839
4.375% 9/25/21		106,000	107,544
4.75% 8/15/17		25,000	25,912
Halliburton Co.:
3.8% 11/15/25		31,000	30,205
4.85% 11/15/35		27,000	26,523
5% 11/15/45		37,000	36,550
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (g)		133,000	145,469
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	95,060
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	29,716
4.35% 8/15/21		28,000	29,807
4.625% 5/10/21		28,000	30,260
4.95% 3/25/20		23,000	24,948
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	110,651
Lazard Group LLC:
4.25% 11/14/20		44,000	45,592
6.85% 6/15/17		2,000	2,129
Liberty Property LP:
3.375% 6/15/23		233,000	221,028
4.75% 10/1/20		67,000	71,201
McDonald's Corp.:
2.75% 12/9/20		11,000	10,995
3.7% 1/30/26		30,000	29,983
4.7% 12/9/35		16,000	15,940
4.875% 12/9/45		24,000	24,129
Morgan Stanley:
4.875% 11/1/22		50,000	53,095
5% 11/24/25		110,000	116,838
MPLX LP 4% 2/15/25		9,000	7,567
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		20,000	19,524
5.25% 1/15/26 (c)		72,000	73,539
Prudential Financial, Inc. 5.375% 5/15/45 (g)		63,000	62,921
Puget Energy, Inc.:
5.625% 7/15/22		160,000	177,589
6% 9/1/21		15,000	16,903
6.5% 12/15/20		23,000	26,351
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Retail Opportunity Investments Partnership LP 4% 12/15/24		$ 14,000	$ 13,227
Southwestern Energy Co.:
3.3% 1/23/18		24,000	19,680
4.05% 1/23/20		43,000	31,175
Synchrony Financial:
1.875% 8/15/17		15,000	14,931
3% 8/15/19		22,000	21,974
3.75% 8/15/21		33,000	32,979
Tanger Properties LP 3.75% 12/1/24		42,000	41,184
The AES Corp. 4.875% 5/15/23		200,000	175,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,843
The Williams Companies, Inc. 4.55% 6/24/24		32,000	22,237
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,043
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	33,436
5.875% 11/15/40		22,000	20,844
6.55% 5/1/37		32,000	32,366
7.3% 7/1/38		59,000	63,985
Ventas Realty LP 4.125% 1/15/26		19,000	18,940
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	41,209
Western Gas Partners LP 5.375% 6/1/21		8,000	8,100
WP Carey, Inc. 4% 2/1/25		72,000	68,882
TOTAL UNITED STATES OF AMERICA			5,689,118
TOTAL NONCONVERTIBLE BONDS (Cost $26,773,517)			24,847,124
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 3.5%
2.5% 10/1/29		88,854	89,778
3% 7/1/43		447,004	447,952
3.5% 11/1/26 to 4/1/43		265,360	275,678
4% 8/1/42		558,711	592,491
5% 9/1/23 to 1/1/40		244,889	271,121
5.5% 6/1/25 to 5/1/37		361,945	402,884
TOTAL FANNIE MAE			2,079,904
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - 2.1%
3% 6/1/45		$ 196,398	$ 196,323
3.5% 4/1/43 to 12/1/45		459,030	473,932
4% 2/1/41		80,887	85,715
4% 1/1/46 (e)		100,000	105,628
4.5% 3/1/41 to 4/1/44		326,365	352,845
TOTAL FREDDIE MAC			1,214,443
Ginnie Mae - 1.5%
3% 6/20/45		195,285	198,186
3.5% 5/20/43 to 4/20/45		330,899	345,593
4% 12/15/40 to 11/20/41		161,963	172,761
4.5% 5/20/41		153,718	166,160
TOTAL GINNIE MAE			882,700
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,164,752)			4,177,047
Asset-Backed Securities - 0.3%

Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		1,343	1,340
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		15,318	15,283
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		173,629	172,282
TOTAL ASSET-BACKED SECURITIES (Cost $190,055)			188,905
Commercial Mortgage Securities - 4.5%

United States of America - 4.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	318,875
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		710,753	727,042
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	513,201
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
Wachovia Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-C32 Class A3, 5.8992% 6/15/49 (g)		$ 225,000	$ 230,134
Series 2007-C33 Class A4, 6.1504% 2/15/51 (g)		846,956	875,497
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,917,008)			2,664,749
U.S. Government and Government Agency Obligations - 2.0%

U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds 3% 11/15/44 (f)		875,000	870,112
U.S. Treasury Notes 1.75% 5/15/23		300,000	292,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,603)			1,162,369
Foreign Government and Government Agency Obligations - 28.6%

Australia - 1.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	757,000	551,152
2.75% 6/21/35 (Reg. S)	AUD	60,000	39,555
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	40,000	32,657
5.5% 4/21/23	AUD	52,000	45,094
5.75% 5/15/21	AUD	108,000	92,260
5.75% 7/15/22	AUD	195,000	169,810
TOTAL AUSTRALIA			934,339
Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	18,201
Canada - 0.9%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	132,892
2.75% 12/1/48 (f)	CAD	70,000	57,401
4% 6/1/41	CAD	118,000	115,854
5% 6/1/37	CAD	104,000	112,127
5.75% 6/1/29	CAD	31,000	32,946
Ontario Province 4.65% 6/2/41	CAD	110,000	98,976
TOTAL CANADA			550,196
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	$ 14,667
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	77,851
4.2% 12/4/36	CZK	270,000	16,175
5.7% 5/25/24	CZK	900,000	52,359
TOTAL CZECH REPUBLIC			146,385
Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	220,006
4.5% 11/15/39	DKK	66,000	15,194
TOTAL DENMARK			235,200
France - 1.8%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	172,541
2.5% 5/25/30	EUR	706,000	868,543
TOTAL FRANCE			1,041,084
Indonesia - 0.4%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	200,000	215,046
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	52,103
2.4% 5/15/30 (Reg. S)	EUR	78,000	92,551
4.5% 4/18/20	EUR	34,000	43,798
5.4% 3/13/25	EUR	438,000	651,320
TOTAL IRELAND			839,772
Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	58,541
4.25% 3/31/23	ILS	62,000	18,740
5% 1/31/20	ILS	89,000	26,624
5.5% 1/31/22	ILS	296,000	94,442
5.5% 1/31/42	ILS	28,000	10,113
6% 2/28/19	ILS	434,000	130,096
TOTAL ISRAEL			338,556
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - 4.1%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	$ 10,875
2.15% 12/15/21	EUR	323,000	376,449
3.5% 6/1/18	EUR	592,000	695,891
3.5% 12/1/18	EUR	319,000	380,470
4.5% 5/1/23	EUR	93,000	124,649
Italian Republic:
4% 2/1/37	EUR	30,000	40,644
4.5% 3/1/26	EUR	96,000	132,544
5% 8/1/34	EUR	204,000	310,871
5% 9/1/40	EUR	23,000	35,523
6% 5/1/31	EUR	20,000	32,779
6.5% 11/1/27	EUR	154,000	249,719
TOTAL ITALY			2,390,414
Japan - 4.7%
Japan Government:
0.6% 3/20/24	JPY	79,750,000	688,294
1% 12/20/35	JPY	4,700,000	39,092
1.2% 12/20/34	JPY	10,600,000	92,465
1.2% 3/20/35	JPY	1,250,000	10,872
1.2% 9/20/35	JPY	6,900,000	59,674
1.4% 9/20/34	JPY	73,100,000	660,719
1.5% 6/20/34	JPY	15,700,000	144,358
1.5% 3/20/45	JPY	3,750,000	32,920
1.7% 12/20/43	JPY	6,000,000	55,287
1.7% 3/20/44	JPY	1,950,000	17,957
1.8% 3/20/43	JPY	30,400,000	286,475
1.8% 9/20/43	JPY	5,850,000	55,045
1.9% 12/20/28	JPY	9,250,000	90,848
2.1% 12/20/25	JPY	13,950,000	137,036
2.1% 3/20/26	JPY	6,400,000	63,008
2.2% 3/20/26	JPY	25,600,000	254,126
2.4% 3/20/48	JPY	4,800,000	51,381
TOTAL JAPAN			2,739,557
Korea (South) - 2.0%
Korean Republic:
2% 3/10/20	KRW	25,300,000	21,711
2% 9/10/20	KRW	45,070,000	38,656
2.25% 6/10/25	KRW	28,900,000	24,936
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - continued
Korean Republic: - continued
2.75% 3/10/18	KRW	574,680,000	$ 500,358
3% 9/10/24	KRW	147,850,000	135,025
3% 12/10/42	KRW	109,490,000	107,624
3.125% 3/10/19	KRW	115,360,000	102,437
3.5% 3/10/24	KRW	215,510,000	203,067
5.25% 3/10/27	KRW	18,600,000	20,758
TOTAL KOREA (SOUTH)			1,154,572
Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	93,003
3.814% 2/15/17	MYR	195,000	45,914
3.889% 7/31/20	MYR	417,000	98,044
3.892% 3/15/27	MYR	46,000	10,194
4.935% 9/30/43	MYR	9,000	2,134
TOTAL MALAYSIA			249,289
Mexico - 1.0%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	3,927,000	228,946
6.5% 6/10/21	MXN	1,100,000	66,029
8.5% 5/31/29	MXN	2,578,000	174,891
8.5% 11/18/38	MXN	230,000	15,679
10% 11/20/36	MXN	90,000	6,984
TOTAL MEXICO			607,879
New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	18,522
5.5% 4/15/23	NZD	46,000	36,077
6% 12/15/17	NZD	107,000	77,759
TOTAL NEW ZEALAND			132,358
Norway - 0.1%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	53,408
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	$ 13,411
3% 3/14/24	NOK	159,000	20,215
TOTAL NORWAY			87,034
Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	90,197
3.25% 7/25/25	PLN	212,000	55,586
4% 10/25/23	PLN	275,000	75,889
5.5% 10/25/19	PLN	362,000	103,912
5.75% 10/25/21	PLN	53,000	15,912
5.75% 9/23/22	PLN	239,000	72,401
5.75% 4/25/29	PLN	31,000	9,930
TOTAL POLAND			423,827
Russia - 0.3%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	35,225
7% 8/16/23	RUB	4,135,000	48,955
7.05% 1/19/28	RUB	681,000	7,781
7.5% 2/27/19	RUB	5,115,000	65,773
7.6% 7/20/22	RUB	2,400,000	29,786
TOTAL RUSSIA			187,520
Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,201
3.25% 9/1/20	SGD	163,000	121,626
3.375% 9/1/33	SGD	26,000	19,429
TOTAL SINGAPORE			150,256
Slovenia - 0.0%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	29,143
South Africa - 0.8%
South African Republic:
7.25% 1/15/20	ZAR	675,000	40,909
7.75% 2/28/23	ZAR	2,900,000	170,329
8% 12/21/18	ZAR	467,000	29,478
8% 1/31/30	ZAR	1,130,000	61,809
8.5% 1/31/37	ZAR	1,800,000	98,702
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - continued
South African Republic: - continued
8.75% 1/31/44	ZAR	307,000	$ 16,999
10.5% 12/21/26	ZAR	856,000	58,450
TOTAL SOUTH AFRICA			476,676
Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	40,000	41,496
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	123,555
3.75% 10/31/18	EUR	474,000	566,578
4.4% 10/31/23 (c)	EUR	334,000	443,299
5.15% 10/31/44	EUR	83,000	127,758
5.75% 7/30/32	EUR	13,000	20,484
TOTAL SPAIN			1,323,170
Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	22,773
2.5% 5/12/25	SEK	705,000	94,655
3.5% 3/30/39	SEK	35,000	5,200
5% 12/1/20	SEK	680,000	98,971
TOTAL SWEDEN			221,599
Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	293,277
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	75,994
3.625% 6/16/23	THB	4,279,000	128,511
4.675% 6/29/44	THB	530,000	17,560
4.875% 6/22/29	THB	540,000	18,524
TOTAL THAILAND			240,589
Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	12,749
7.4% 2/5/20	TRY	57,000	17,488
8.3% 6/20/18	TRY	144,000	46,957
8.5% 7/10/19	TRY	141,000	45,253
8.5% 9/14/22	TRY	159,000	49,067
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	295,000	$ 96,600
8.8% 9/27/23	TRY	266,000	82,726
TOTAL TURKEY			350,840
United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	16,408
3.5% 1/22/45	GBP	24,000	41,294
4.25% 6/7/32	GBP	36,000	66,325
4.5% 9/7/34	GBP	690,000	1,319,019
TOTAL UNITED KINGDOM			1,443,046
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,573,746)			16,834,492
Municipal Securities - 0.6%

United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	196,121
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		25,000	25,556
4.95% 6/1/23		55,000	55,124
Series 2011:
5.665% 3/1/18		10,000	10,589
5.877% 3/1/19		50,000	53,573
TOTAL MUNICIPAL SECURITIES (Cost $355,707)			340,963
Preferred Securities - 11.0%

France - 3.9%
Credit Agricole SA:
6.625% (Reg. S) (d)(g)		1,500,000	1,476,957
8.125% 9/19/33 (Reg. S) (g)		550,000	618,937
EDF SA 5.625% (Reg. S) (d)(g)		200,000	195,294
TOTAL FRANCE			2,291,188
Preferred Securities - continued
		Principal Amount (b)	Value
Germany - 0.3%
Deutsche Bank AG 7.5% (d)(g)		$ 200,000	$ 205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (d)(g)	EUR	350,000	386,870
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (d)(g)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (d)(g)		750,000	831,889
United Kingdom - 2.6%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,523,658
United States of America - 1.5%
JPMorgan Chase & Co.:
6% (d)(g)		837,000	856,711
6.75% (d)(g)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $6,405,101)			6,439,499
Fixed-Income Funds - 0.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $156,208)	1,475	160,259
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.33% (a) (Cost $1,137,588)	1,137,588	1,137,588
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $61,851,285)		57,952,995
NET OTHER ASSETS (LIABILITIES) - 1.4%		835,954
NET ASSETS - 100%		$ 58,788,949
TBA Sale Commitments
	Principal Amount (b)	Value
Fannie Mae
4% 1/1/46 (Proceeds $105,906)	$ (100,000)	$ (105,800)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 142,006	$ (1,264)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
9 Eurex Euro-Oat Contracts (Germany)	March 2016	1,467,602	(23,572)
7 TME 10 Year Canadian Note Contracts (Canada)	March 2016	713,254	11,721
TOTAL BOND INDEX CONTRACTS		2,816,464	(22,851)
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	755,438	(542)
10 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	2,172,344	(2,884)
22 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	2,603,047	(5,197)
11 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2016	1,691,250	7,300
TOTAL TREASURY CONTRACTS		7,222,079	(1,323)
TOTAL PURCHASED		10,038,543	(24,174)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
15 Eurex Euro-Bund Contracts (Germany)	March 2016	$ 2,574,293	$ 32,916
5 ICE Long Gilt Contracts (United Kingdom)	March 2016	860,712	5,448
10 ICE Medium Gilt Contracts (United Kingdom)	March 2016	1,628,696	4,729
TOTAL BOND INDEX CONTRACTS		5,063,701	43,093
		$ 15,102,244	$ 18,919

The face value of futures purchased as a percentage of net assets is 17%

The face value of futures sold as a percentage of net assets is 8.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $11,533,351.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	AUD	Citibank, N.A.	Sell	76,000		$ 54,868	$ (426)
2/5/16	AUD	Credit Suisse Intl.	Buy	527,000		373,383	10,038
2/5/16	CAD	Citibank, N.A.	Sell	53,000		39,784	1,478
2/5/16	CAD	Credit Suisse Intl.	Buy	29,000		20,938	22
2/5/16	CAD	Credit Suisse Intl.	Buy	1,347,000		1,010,386	(36,842)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	102,000		76,495	(2,775)
2/5/16	CHF	Credit Suisse Intl.	Sell	275,000		271,440	(3,494)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	59,000		60,054	1,068
2/5/16	CZK	Citibank, N.A.	Buy	2,646,000		104,703	1,791
2/5/16	DKK	Citibank, N.A.	Buy	152,000		21,729	426
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	EUR	Citibank, N.A.	Buy	372,000		$ 394,112	$ 10,476
2/5/16	EUR	Citibank, N.A.	Sell	37,000		40,240	(1)
2/5/16	EUR	Citibank, N.A.	Sell	150,000		159,514	(3,626)
2/5/16	EUR	Credit Suisse Intl.	Buy	48,000		52,005	200
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	102,000		112,546	1,610
2/5/16	EUR	Credit Suisse Intl.	Sell	700,000		748,591	(12,731)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	59,000		62,520	1,648
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	31,000		33,590	(126)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	391,000		415,450	(9,802)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	18,000		19,164	(412)
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	571,000		608,403	(12,618)
2/5/16	GBP	Citibank, N.A.	Buy	141,000		212,435	(4,555)
2/5/16	GBP	Citibank, N.A.	Sell	45,000		68,561	2,216
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,433,000		3,701,761	114,726
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	42,000		61,915	7
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	153,000		$ 19,748	$ (1)
2/5/16	ILS	Citibank, N.A.	Sell	263,000		67,199	(427)
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	228,000		58,852	(226)
2/5/16	JPY	Citibank, N.A.	Sell	81,200,000		660,077	(15,942)
2/5/16	JPY	Credit Suisse Intl.	Sell	16,900,000		140,586	(113)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	76,800,000		625,143	14,244
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	369,000,000		2,994,816	77,241
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,800,000		14,889	(96)
2/5/16	KRW	Barclays Bank PLC	Buy	69,640,000		58,718	485
2/5/16	KRW	Citibank, N.A.	Buy	70,000,000		60,340	(830)
2/5/16	KRW	Citibank, N.A.	Sell	425,800,000		362,927	940
2/5/16	MXN	Citibank, N.A.	Buy	68,000		4,031	(94)
2/5/16	MXN	Citibank, N.A.	Buy	589,000		34,035	62
2/5/16	MXN	Credit Suisse Intl.	Buy	573,000		33,284	(113)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Buy	157,000		18,068	(337)
2/5/16	NZD	Goldman Sachs Bank USA	Sell	89,000		59,677	(1,062)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)		Unrealized Appreciation/ (Depreciation)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	75,000		$ 48,197	$ (2,988)
2/5/16	PLN	Citibank, N.A.	Buy	2,036,000		507,857	10,795
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	34,000		3,986	46
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,054,000		921,457	33,553
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,809,000	GBP	216,891	(13,312)
2/5/16	TRY	Citibank, N.A.	Buy	258,000		87,901	(245)
2/5/16	ZAR	Credit Suisse Intl.	Buy	75,000		4,879	(57)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	480,000		32,980	2,122
							$ 163,553

For the period, the average contract value for foreign currency contracts was $15,645,902. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	1,100,000	$ (7,598)	$ (4,168)	$ (11,766)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	$ (17,104)	$ 15,799	$ (1,305)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(34,208)	33,234	(974)
TOTAL CREDIT DEFAULT SWAPS							$ (41,806)	$ 29,066	$ (12,740)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,148,918 or 5.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,428.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,321
Fidelity Mortgage Backed Securities Central Fund	3,781
Total	$ 5,102
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 157,632	$ 3,781	$ -	$ 160,259	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 24,847,124	$ -	$ 24,847,124	$ -
U.S. Government Agency - Mortgage Securities	4,177,047	-	4,177,047	-
Asset-Backed Securities	188,905	-	188,905	-
Commercial Mortgage Securities	2,664,749	-	2,664,749	-
U.S. Government and Government Agency Obligations	1,162,369	-	1,162,369	-
Foreign Government and Government Agency Obligations	16,834,492	-	16,834,492	-
Municipal Securities	340,963	-	340,963	-
Preferred Securities	6,439,499	-	6,439,499	-
Fixed-Income Funds	160,259	160,259	-	-
Money Market Funds	1,137,588	1,137,588	-	-
Total Investments in Securities:	$ 57,952,995	$ 1,297,847	$ 56,655,148	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 286,804	$ -	$ 286,804	$ -
Futures Contracts	62,114	62,114	-	-
Total Assets	$ 348,918	$ 62,114	$ 286,804	$ -
Liabilities
Foreign Currency Contracts	$ (123,251)	$ -	$ (123,251)	$ -
Futures Contracts	(43,195)	(43,195)	-	-
Swaps	(41,806)	-	(41,806)	-
Total Liabilities	$ (208,252)	$ (43,195)	$ (165,057)	$ -
Total Derivative Instruments:	$ 140,666	$ 18,919	$ 121,747	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,800)	$ -	$ (105,800)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (41,806)
Foreign Exchange Risk
Foreign Currency Contracts (a)	286,804	(123,251)
Interest Rate Risk
Futures Contracts (b)	62,114	(43,195)
Total Value of Derivatives	$ 348,918	$ (208,252)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $60,557,489)	$ 56,655,148
Fidelity Central Funds (cost $1,293,796)	1,297,847
Total Investments (cost $61,851,285)		$ 57,952,995
Cash		52,160
Foreign currency held at value (cost $235,014)		233,363
Receivable for TBA sale commitments		105,906
Unrealized appreciation on foreign currency contracts		286,804
Receivable for fund shares sold		21,736
Interest receivable		618,304
Distributions receivable from Fidelity Central Funds		201
Receivable for daily variation margin for derivative instruments		21,368
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,471
Total assets		59,313,437

Liabilities
TBA sale commitments, at value	$ 105,800
Payable for investments purchased on a delayed delivery basis	105,656
Unrealized depreciation on foreign currency contracts	123,251
Payable for fund shares redeemed	20,996
Bi-lateral OTC swaps, at value	41,806
Accrued management fee	27,494
Distribution and service plan fees payable	4,560
Other affiliated payables	8,253
Other payables and accrued expenses	86,672
Total liabilities		524,488

Net Assets		$ 58,788,949
Net Assets consist of:
Paid in capital		$ 64,690,622
Distributions in excess of net investment income		(345,854)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,814,238)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,741,581)
Net Assets		$ 58,788,949

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,781,252 ÷ 550,610 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class T: Net Asset Value and redemption price per share ($3,037,225 ÷ 349,758 shares)	$ 8.68

Maximum offering price per share (100/96.00 of $8.68)	$ 9.04
Class C: Net Asset Value and offering price per share ($3,541,138 ÷ 408,267 shares)A	$ 8.67

Global Bond: Net Asset Value, offering price and redemption price per share ($44,496,870 ÷ 5,123,935 shares)	$ 8.68

Class I: Net Asset Value, offering price and redemption price per share ($2,932,464 ÷ 337,662 shares)	$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 257,690
Interest		1,720,492
Income from Fidelity Central Funds		5,102
Income before foreign taxes withheld		1,983,284
Less foreign taxes withheld		(16,289)
Total income		1,966,995

Expenses
Management fee	$ 338,085
Transfer agent fees	72,539
Distribution and service plan fees	58,891
Accounting fees and expenses	31,252
Custodian fees and expenses	11,490
Independent trustees' compensation	245
Registration fees	62,566
Audit	152,367
Legal	176
Miscellaneous	4,353
Total expenses before reductions	731,964
Expense reductions	(220,733)	511,231
Net investment income (loss)		1,455,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,911,063)
Foreign currency transactions	(403,330)
Futures contracts	(153,726)
Swaps	(3,604)
Total net realized gain (loss)		(2,471,723)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,431,566)
Assets and liabilities in foreign currencies	273,885
Futures contracts	48,861
Swaps	(12,740)
Delayed delivery commitments	543
Total change in net unrealized appreciation (depreciation)		(2,121,017)
Net gain (loss)		(4,592,740)
Net increase (decrease) in net assets resulting from operations		$ (3,136,976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,455,764	$ 1,343,518
Net realized gain (loss)	(2,471,723)	(546,393)
Change in net unrealized appreciation (depreciation)	(2,121,017)	(755,005)
Net increase (decrease) in net assets resulting from operations	(3,136,976)	42,120
Distributions to shareholders from net investment income	-	(41,970)
Return of capital	(1,515,599)	(1,251,953)
Total distributions	(1,515,599)	(1,293,923)
Share transactions - net increase (decrease)	2,358,481	3,902,716
Total increase (decrease) in net assets	(2,294,094)	2,650,913

Net Assets
Beginning of period	61,083,043	58,432,130
End of period (including distributions in excess of net investment income of $345,854 and undistributed net investment income of $101,190, respectively)	$ 58,788,949	$ 61,083,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.205	.199	.172	.088
Net realized and unrealized gain (loss)	(.692)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.46%	1.44%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 4,770	$ 3,965	$ 3,041
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.199	.172	.088
Net realized and unrealized gain (loss)	(.691)	(.187)	(.553)	.207
Total from investment operations	(.487)	.012	(.381)	.295
Distributions from net investment income	-	(.006)	-	(.078)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.213)	(.186)	(.197)	-
Total distributions	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C, D	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.48%	1.46%	1.30%	1.61%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	2.26%	2.05%	1.77%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,037	$ 3,012	$ 2,943	$ 2,747
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.126	.099	.042
Net realized and unrealized gain (loss)	(.690)	(.185)	(.558)	.208
Total from investment operations	(.553)	(.059)	(.459)	.250
Distributions from net investment income	-	(.004)	-	(.033)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.147)	(.117)	(.129)	-
Total distributions	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$ 8.67	$ 9.37	$ 9.55	$ 10.14
Total ReturnB, C, D	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.25%	2.22%	2.08%	2.36%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.51%	1.30%	1.01%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,541	$ 4,340	$ 3,579	$ 2,994
Portfolio turnover rateG	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.227	.223	.199	.103
Net realized and unrealized gain (loss)	(.691)	(.188)	(.556)	.208
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.09%	1.09%	.99%	1.28%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,497	$ 46,242	$ 45,300	$ 155,463
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.223	.196	.104
Net realized and unrealized gain (loss)	(.690)	(.188)	(.553)	.207
Total from investment operations	(.464)	.035	(.357)	.311
Distributions from net investment income	-	(.007)	-	(.094)
Distributions from net realized gain	-	-	(.002)	(.077)
Return of capital	(.236)	(.208)	(.221)	-
Total distributions	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$ 8.68	$ 9.38	$ 9.56	$ 10.14
Total ReturnB, C	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.14%	1.15%	1.02%	1.36%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.51%	2.30%	2.02%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,932	$ 2,718	$ 2,646	$ 2,580
Portfolio turnover rateF	110%	227%	245%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Global Bond Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are

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valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld

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where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, net operating losses and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,329,343
Gross unrealized depreciation	(5,287,162)
Net unrealized appreciation (depreciation) on securities	$ (3,957,819)
Tax Cost	$ 61,910,814

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (1,590,634)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,971,097)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (901,438)
Long-term	(689,196)
Total no expiration	$ (1,590,634)

The Fund intends to elect to defer to its next fiscal year $216,731 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

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The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 41,970
Return of Capital	1,515,599	1,251,953
Total	$ 1,515,599	$ 1,293,923

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

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insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (123,839)	$ -
Swaps	(3,604)	(12,740)
Total Credit Risk	(127,443)	(12,740)
Foreign Exchange Risk
Foreign Currency Contracts	(393,546)	246,122
Interest Rate Risk
Futures Contracts	(153,726)	48,861
TotalsA	$ (674,715)	$ 282,243

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was

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opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

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Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit

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default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $47,465,207 and $40,368,243, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

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sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,208	$ 6,451
Class T	-%	.25%	7,539	6,046
Class C	.75%	.25%	39,144	28,773
			$ 58,891	$ 41,270

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 805
Class T	225
Class C A	329
$ 1,359

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 10,343.21
Class T	7,000.23
Class C	9,900.25
Global Bond	41,186.09
Class I	4,110.15
	$ 72,539

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 22,353
Class T	1.00%	14,387
Class C	1.75%	19,562
Global Bond	.75%	153,411
Class I	.75%	10,844
		$ 220,557

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 2,913
Class T	-	1,968
Class C	-	1,661
Global Bond	-	33,439
Class I	-	1,989
Total	$ -	$ 41,970
From Return of Capital
Class A	$ 115,318	$ 86,900
Class T	71,214	58,706
Class C	62,994	49,551
Global Bond	1,192,630	997,458
Class I	73,443	59,338
Total	$ 1,515,599	$ 1,251,953

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	95,613	140,504	$ 869,745	$ 1,371,103
Reinvestment of distributions	12,686	9,029	113,670	87,346
Shares redeemed	(66,204)	(55,746)	(597,119)	(539,008)
Net increase (decrease)	42,095	93,787	$ 386,296	$ 919,441
Class T
Shares sold	33,315	20,348	$ 300,501	$ 198,143
Reinvestment of distributions	7,950	6,268	71,214	60,674
Shares redeemed	(12,583)	(13,379)	(114,205)	(129,209)
Net increase (decrease)	28,682	13,237	$ 257,510	$ 129,608
Class C
Shares sold	50,403	146,969	$ 453,032	$ 1,439,477
Reinvestment of distributions	7,033	5,266	62,933	50,897
Shares redeemed	(112,322)	(63,690)	(1,016,047)	(614,170)
Net increase (decrease)	(54,886)	88,545	$ (500,082)	$ 876,204
Global Bond
Shares sold	1,019,852	1,226,810	$ 9,291,029	$ 11,926,818
Reinvestment of distributions	130,481	104,991	1,169,580	1,016,414
Shares redeemed	(954,687)	(1,141,440)	(8,673,341)	(11,093,326)
Net increase (decrease)	195,646	190,361	$ 1,787,268	$ 1,849,906
Class I
Shares sold	44,879	10,510	$ 400,917	$ 103,515
Reinvestment of distributions	8,175	6,311	73,204	61,091
Shares redeemed	(5,151)	(3,838)	(46,632)	(37,049)
Net increase (decrease)	47,903	12,983	$ 427,489	$ 127,557

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Annual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Global Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GLB-UANN-0216
1.939060.103
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class I

(formerly Institutional Class)

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class I is a
class of Fidelity®
International Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distibutions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fund A
Class I	-7.33%	-2.85%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Class I on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-to-high single digits, net of fees, in a difficult period. The fund performed roughly in line with the -7.42% return of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Issue and sector selections aided the relative return, while the fund's yield-curve positioning detracted. Corporate credits of financial institutions in France, Switzerland, and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. Performance versus the benchmark was hurt by an overweighting in bonds issued by Petroleos Mexicanos and U.S.-based Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 974.60	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 974.70	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 970.60	$ 8.69
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 976.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 975.00	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
European Monetary Unit	42.2%	42.1%
Japanese Yen	14.7%	16.2%
British Pound	8.4%	7.8%
Canadian Dollar	5.0%	5.1%
Korean Won	4.2%	3.9%
Australian Dollar	3.8%	3.9%
Mexican Peso	3.4%	3.1%
Polish Zloty	2.9%	2.4%
Swedish Krona	2.1%	1.7%
South African Rand	1.9%	2.4%
Other	11.4%	11.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United Kingdom 14.0%	United Kingdom 11.7%
France 7.4%	France 6.6%
Italy 6.7%	Italy 10.1%
Ireland 6.6%	Ireland 5.3%
Japan 6.4%	Japan 9.1%
Germany 5.4%	Germany 6.4%
Korea (South) 5.4%	Korea (South) 4.3%
Netherlands 5.3%	Netherlands 2.6%
Australia 5.1%	Australia 4.3%
Other 37.7%	Other 39.6%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 10.4%	AAA 11.0%
AA 9.3%	AA 9.8%
A 14.0%	A 17.4%
BBB 32.2%	BBB 33.4%
BB and Below 21.8%	BB and Below 15.9%
Not Rated 10.8%	Not Rated 10.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	11.0	10.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	7.2	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 33.8%	Corporate Bonds 24.6%
Foreign Government and Government Agency Obligations 54.6%	Foreign Government and Government Agency Obligations 61.8%
Other Investments 10.1%	Other Investments 11.8%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Futures and Swaps	1.2%	** Futures and Swaps	1.8%
* Foreign Currency Contracts	12.4%	** Foreign Currency Contracts	12.0%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.8%
		Principal Amount (a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 250,000	$ 252,813
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (e)	EUR	550,000	567,558
Bailiwick of Jersey - 1.2%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	578,261
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (e)	GBP	170,000	262,355
Denmark - 1.3%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	236,808
France - 2.0%
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	790,276
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,011,973
Germany - 5.1%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	600,000	650,077
Bayer AG 2.375% 4/2/75 (Reg. S) (e)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (e)		550,000	551,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		400,000	382,000
TOTAL GERMANY			2,572,484
Ireland - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	203,250
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (e)	EUR	300,000	327,655
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (e)		470,000	488,789
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (e)	EUR	700,000	787,351
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,089,357
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
Italy - 1.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (e)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Luxembourg - 2.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	240,925
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	779,404
TOTAL LUXEMBOURG			1,020,329
Mexico - 0.7%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	325,000	338,183
Netherlands - 4.1%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (e)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	500,000	539,879
5% 10/2/23 (b)		50,000	51,625
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	108,688
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	900,000	982,965
TOTAL NETHERLANDS			2,041,814
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	100,000	11,954
United Kingdom - 9.0%
Aviva PLC 6.625% 6/3/41 (e)	GBP	450,000	721,797
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (e)	GBP	350,000	517,446
Tesco PLC:
5% 3/24/23	GBP	350,000	503,513
6.125% 2/24/22	GBP	900,000	1,387,191
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	525,000	781,414
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			4,508,938
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
United States of America - 0.2%
Chesapeake Energy Corp. 6.125% 2/15/21		$ 160,000	$ 45,120
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	77,763
TOTAL UNITED STATES OF AMERICA			122,883
TOTAL NONCONVERTIBLE BONDS (Cost $18,106,401)			16,982,121
Foreign Government and Government Agency Obligations - 54.6%

Australia - 4.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	785,000	571,538
2.75% 6/21/35 (Reg. S)	AUD	113,000	74,496
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	48,000	39,188
5.25% 3/15/19	AUD	419,000	335,333
5.5% 1/21/18	AUD	90,000	70,117
5.5% 4/21/23	AUD	135,000	117,072
5.75% 5/15/21	AUD	327,000	279,341
5.75% 7/15/22	AUD	615,000	535,555
TOTAL AUSTRALIA			2,026,451
Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	20,801
4% 3/28/32	EUR	133,000	193,410
TOTAL BELGIUM			214,211
Canada - 2.4%
Canadian Government:
1.5% 3/1/20 (d)	CAD	779,000	582,823
4% 6/1/41	CAD	214,000	210,107
5% 6/1/37	CAD	209,000	225,332
Ontario Province 4.65% 6/2/41	CAD	200,000	179,957
TOTAL CANADA			1,198,219
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	36,668
6% 3/1/23	CLP	10,000,000	15,405
TOTAL CHILE			52,073
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Czech Republic - 0.7%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	$ 193,418
4.2% 12/4/36	CZK	290,000	17,373
5.7% 5/25/24	CZK	2,380,000	138,459
TOTAL CZECH REPUBLIC			349,250
Denmark - 0.9%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	407,517
4.5% 11/15/39	DKK	80,000	18,417
TOTAL DENMARK			425,934
France - 2.4%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	368,548
2.5% 5/25/30	EUR	694,000	853,781
TOTAL FRANCE			1,222,329
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	107,523
Ireland - 1.7%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	72,944
2.4% 5/15/30 (Reg. S)	EUR	72,000	85,432
5.4% 3/13/25	EUR	454,000	675,113
TOTAL IRELAND			833,489
Israel - 1.3%
Israeli State:
3.75% 3/31/24	ILS	638,000	187,685
4.25% 3/31/23	ILS	93,000	28,109
5% 1/31/20	ILS	96,000	28,718
5.5% 1/31/22	ILS	371,000	118,372
5.5% 1/31/42	ILS	121,000	43,703
6% 2/28/19	ILS	799,000	239,509
TOTAL ISRAEL			646,096
Italy - 5.3%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	54,374
2.15% 12/15/21	EUR	539,000	628,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 12/1/18	EUR	601,000	$ 716,810
4.75% 9/1/28 (b)	EUR	12,000	17,180
Italian Republic:
4% 2/1/37	EUR	38,000	51,482
4.5% 3/1/26	EUR	433,000	597,826
5% 8/1/34	EUR	315,000	480,021
5% 9/1/40	EUR	65,000	100,392
TOTAL ITALY			2,646,277
Japan - 6.4%
Japan Government:
1.2% 12/20/34	JPY	37,850,000	330,168
1.2% 3/20/35	JPY	2,600,000	22,614
1.2% 9/20/35	JPY	1,650,000	14,270
1.3% 6/20/35	JPY	45,550,000	401,827
1.4% 9/20/34	JPY	80,800,000	730,316
1.5% 3/20/45	JPY	1,950,000	17,118
1.7% 12/20/32	JPY	17,150,000	164,075
1.7% 12/20/43	JPY	11,100,000	102,280
1.8% 9/20/43	JPY	21,050,000	198,067
1.9% 12/20/28	JPY	26,700,000	262,233
2% 3/20/42	JPY	15,050,000	147,727
2.1% 12/20/25	JPY	19,850,000	194,994
2.1% 3/20/26	JPY	29,400,000	289,443
2.2% 3/20/26	JPY	15,400,000	152,873
2.4% 3/20/48	JPY	16,700,000	178,763
TOTAL JAPAN			3,206,768
Korea (South) - 5.4%
Korean Republic:
2% 3/10/20	KRW	262,200,000	225,002
2.25% 6/10/25	KRW	181,300,000	156,431
2.75% 3/10/18	KRW	1,298,480,000	1,130,551
3% 3/10/23	KRW	463,700,000	420,655
3% 9/10/24	KRW	191,830,000	175,190
3% 12/10/42	KRW	174,420,000	171,447
3.125% 3/10/19	KRW	231,870,000	205,896
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	184,530,000	$ 173,876
5.25% 3/10/27	KRW	67,660,000	75,511
TOTAL KOREA (SOUTH)			2,734,559
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	248,455
3.814% 2/15/17	MYR	545,000	128,323
3.889% 7/31/20	MYR	745,000	175,163
3.892% 3/15/27	MYR	44,000	9,751
4.935% 9/30/43	MYR	52,000	12,332
TOTAL MALAYSIA			574,024
Mexico - 3.9%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	14,664,000	854,919
6.5% 6/10/21	MXN	2,130,000	127,856
7.5% 6/3/27	MXN	690,000	43,460
8.5% 5/31/29	MXN	9,139,000	619,986
8.5% 11/18/38	MXN	1,060,000	72,259
10% 11/20/36	MXN	1,730,000	134,246
TOTAL MEXICO			1,968,076
Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	266,144
New Zealand - 0.5%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,672
5.5% 4/15/23	NZD	95,000	74,507
6% 12/15/17	NZD	190,000	138,077
TOTAL NEW ZEALAND			239,256
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,008
4.5% 5/22/19	NOK	737,000	93,719
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 12,602
3% 3/14/24	NOK	367,000	46,660
TOTAL NORWAY			170,989
Poland - 2.0%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	256,011
3.25% 7/25/25	PLN	691,000	181,178
4% 10/25/23	PLN	806,000	222,425
5.5% 10/25/19	PLN	821,000	235,669
5.75% 10/25/21	PLN	80,000	24,018
5.75% 9/23/22	PLN	116,000	35,140
5.75% 4/25/29	PLN	122,000	39,079
TOTAL POLAND			993,520
Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	22,266
6.8% 12/11/19	RUB	4,030,000	49,985
7% 8/16/23	RUB	7,638,000	90,428
7.05% 1/19/28	RUB	3,375,000	38,563
7.5% 2/27/19	RUB	10,768,000	138,465
7.6% 7/20/22	RUB	6,600,000	81,912
TOTAL RUSSIA			421,619
Singapore - 0.7%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	24,771
3.25% 9/1/20	SGD	362,000	270,115
3.375% 9/1/33	SGD	62,000	46,331
TOTAL SINGAPORE			341,217
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	40,801
South Africa - 1.8%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	81,037
7.25% 1/15/20	ZAR	520,000	31,515
8% 12/21/18	ZAR	1,905,000	120,248
8% 1/31/30	ZAR	5,560,000	304,122
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
South Africa - continued
South African Republic: - continued
8.5% 1/31/37	ZAR	3,910,000	$ 214,402
10.5% 12/21/26	ZAR	2,291,000	156,437
TOTAL SOUTH AFRICA			907,761
Spain - 4.2%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	82,993
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	117,939
3.75% 10/31/18	EUR	788,000	941,906
4.4% 10/31/23 (b)	EUR	576,000	764,492
5.15% 10/31/44	EUR	133,000	204,720
5.75% 7/30/32	EUR	14,000	22,060
TOTAL SPAIN			2,134,110
Sweden - 0.8%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	36,057
2.5% 5/12/25	SEK	1,280,000	171,856
3.5% 3/30/39	SEK	60,000	8,915
5% 12/1/20	SEK	1,210,000	176,109
TOTAL SWEDEN			392,937
Switzerland - 1.1%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	547,045
Thailand - 1.1%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	160,234
3.625% 6/16/23	THB	9,673,000	290,509
4.675% 6/29/44	THB	670,000	22,198
4.875% 6/22/29	THB	1,912,000	65,588
TOTAL THAILAND			538,529
Turkey - 1.6%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	13,806
8.3% 6/20/18	TRY	244,000	79,565
8.5% 7/10/19	TRY	264,000	84,729
8.5% 9/14/22	TRY	454,000	140,104
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	717,000	$ 234,788
8.8% 9/27/23	TRY	829,000	257,819
TOTAL TURKEY			810,811
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	206,000	338,005
4.25% 6/7/32	GBP	39,000	71,852
4.5% 9/7/34	GBP	105,000	200,720
4.5% 12/7/42	GBP	421,000	841,440
TOTAL UNITED KINGDOM			1,452,017
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,646,053)			27,462,035
Preferred Securities - 10.1%

France - 3.0%
Credit Agricole SA 6.625% (Reg. S) (c)(e)		1,250,000	1,230,798
EDF SA 5.625% (Reg. S) (c)(e)		300,000	292,941
TOTAL FRANCE			1,523,739
Germany - 0.4%
Deutsche Bank AG 7.5% (c)(e)		200,000	205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	300,000	331,603
Netherlands - 0.7%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (c)(e)		645,000	715,424
United Kingdom - 2.2%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,445
Preferred Securities - continued
		Principal Amount (a)	Value
United States of America - 1.7%
JPMorgan Chase & Co.:
6% (c)(e)		$ 837,000	$ 856,711
6.75% (c)(e)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $5,024,617)			5,078,105
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $53,777,071)	49,522,261
NET OTHER ASSETS (LIABILITIES) - 1.5%	770,289
NET ASSETS - 100%	$ 50,292,550
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 1,278,051	$ (11,302)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
6 Eurex Euro-Oat Contracts (Germany)	March 2016	978,401	(15,714)
9 TME 10 Year Canadian Note Contracts (Canada)	March 2016	917,041	15,560
TOTAL BOND INDEX CONTRACTS		3,667,095	(21,192)
Sold
Bond Index Contracts
2 Eurex Euro-Bund Contracts (Germany)	March 2016	343,239	239
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
2 ICE Long Gilt Contracts (United Kingdom)	March 2016	$ 344,285	$ 2,462
13 ICE Medium Gilt Contracts (United Kingdom)	March 2016	2,117,305	6,156
TOTAL BOND INDEX CONTRACTS		2,804,829	8,857
Treasury Contracts
12 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	1,510,875	2,507
3 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	354,961	908
TOTAL TREASURY CONTRACTS		1,865,836	3,415
TOTAL SOLD		4,670,665	12,272
		$ 8,337,760	$ (8,920)

The face value of futures purchased as a percentage of net assets is 7.3%

The face value of futures sold as a percentage of net assets is 9.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,144,173.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/ (Depreciation)
1/4/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,323	$ 68
2/5/16	AUD	Citibank, N.A.	Sell	127,000	91,688	(712)
2/5/16	AUD	Credit Suisse Intl.	Buy	97,000	68,725	1,848
2/5/16	AUD	Credit Suisse Intl.	Sell	51,000	37,040	(65)
2/5/16	AUD	Goldman Sachs Bank USA	Sell	54,000	38,772	(516)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	AUD	JPMorgan Chase Bank, N.A.	Sell	36,000	$ 26,247	$ 55
2/5/16	CAD	Citibank, N.A.	Sell	82,000	61,552	2,287
2/5/16	CAD	Credit Suisse Intl.	Buy	93,000	66,958	258
2/5/16	CAD	Credit Suisse Intl.	Buy	1,499,000	1,124,401	(41,000)
2/5/16	CAD	Goldman Sachs Bank USA	Sell	71,000	52,200	885
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	386,000	289,983	(11,001)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Sell	27,000	20,152	637
2/5/16	CHF	Citibank, N.A.	Buy	28,000	27,393	600
2/5/16	CHF	Credit Suisse Intl.	Sell	29,000	29,003	10
2/5/16	CHF	Credit Suisse Intl.	Sell	69,000	68,107	(877)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	53,000	53,947	960
2/5/16	CZK	Citibank, N.A.	Buy	5,126,000	202,837	3,470
2/5/16	DKK	Citibank, N.A.	Sell	121,000	17,298	(339)
2/5/16	EUR	Citibank, N.A.	Buy	507,000	537,137	14,278
2/5/16	EUR	Citibank, N.A.	Sell	31,000	32,870	(846)
2/5/16	EUR	Citibank, N.A.	Sell	33,000	35,198	(693)
2/5/16	EUR	Citibank, N.A.	Sell	191,000	210,177	2,444
2/5/16	EUR	Citibank, N.A.	Sell	195,000	212,076	(7)
2/5/16	EUR	Citibank, N.A.	Sell	230,000	244,589	(5,560)
2/5/16	EUR	Credit Suisse Intl.	Buy	36,000	39,399	(245)
2/5/16	EUR	Credit Suisse Intl.	Buy	65,000	71,143	(449)
2/5/16	EUR	Credit Suisse Intl.	Sell	35,000	37,109	(957)
2/5/16	EUR	Credit Suisse Intl.	Sell	45,000	49,560	618
2/5/16	EUR	Credit Suisse Intl.	Sell	49,000	53,674	382
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	28,345	(68)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	47,000	49,804	1,313
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,562	$ 285
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	39,000	42,700	283
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	87,000	95,427	805
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	321,000	341,073	(8,047)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	597,000	637,387	(11,912)
2/5/16	EUR	Morgan Stanley Cap. Group	Buy	4,363,000	4,648,798	96,414
2/5/16	GBP	Citibank, N.A.	Buy	18,000	27,005	(467)
2/5/16	GBP	Citibank, N.A.	Buy	19,000	28,765	(753)
2/5/16	GBP	Citibank, N.A.	Buy	227,000	342,005	(7,334)
2/5/16	GBP	Citibank, N.A.	Sell	18,000	27,130	592
2/5/16	GBP	Citibank, N.A.	Sell	48,000	73,131	2,364
2/5/16	GBP	Credit Suisse Intl.	Sell	23,000	34,573	664
2/5/16	GBP	Goldman Sachs Bank USA	Sell	48,000	71,832	1,065
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,241,000	3,409,637	105,672
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	58,000	85,502	9
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Sell	18,000	27,131	593
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	393,000	50,725	(2)
2/5/16	ILS	Goldman Sachs Bank USA	Sell	112,000	28,904	106
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	201,000	51,882	(199)
2/5/16	JPY	Citibank, N.A.	Sell	3,450,000	28,225	(497)
2/5/16	JPY	Citibank, N.A.	Sell	112,550,000	914,922	(22,097)
2/5/16	JPY	Credit Suisse Intl.	Sell	5,400,000	44,776	(180)
2/5/16	JPY	Credit Suisse Intl.	Sell	20,800,000	173,029	(139)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	JPY	Goldman Sachs Bank USA	Sell	17,850,000	$ 145,470	$ (3,138)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	116,400,000	947,483	21,589
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	541,800,000	4,397,267	113,412
2/5/16	KRW	Barclays Bank PLC	Buy	60,313,000	50,854	420
2/5/16	KRW	Citibank, N.A.	Buy	128,700,000	110,939	(1,526)
2/5/16	KRW	Citibank, N.A.	Sell	839,100,000	715,199	1,852
2/5/16	KRW	Goldman Sachs Bank USA	Sell	76,300,000	64,345	(520)
2/5/16	KRW	JPMorgan Chase Bank, N.A.	Sell	31,400,000	26,683	(11)
2/5/16	MXN	Citibank, N.A.	Buy	893,000	51,602	94
2/5/16	MXN	Citibank, N.A.	Sell	3,493,000	207,058	4,850
2/5/16	MXN	Credit Suisse Intl.	Buy	974,000	56,577	(193)
2/5/16	MXN	Goldman Sachs Bank USA	Sell	537,000	31,385	298
2/5/16	MXN	JPMorgan Chase Bank, N.A.	Sell	459,000	27,375	803
2/5/16	MYR	Citibank, N.A.	Sell	245,000	55,747	(1,182)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Sell	50,000	5,754	107
2/5/16	NZD	Goldman Sachs Bank USA	Sell	78,000	52,301	(931)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	17,000	11,504	(98)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	79,000	50,767	(3,148)
2/5/16	PLN	Citibank, N.A.	Buy	1,925,000	480,169	10,207
2/5/16	PLN	Goldman Sachs Bank USA	Sell	161,000	40,353	(660)
2/5/16	RUB	Goldman Sachs Bank USA	Sell	2,236,000	31,471	1,105
2/5/16	SEK	Credit Suisse Intl.	Sell	219,000	25,991	23
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	60,000	7,034	81
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,106,000	$ 927,407	$ 33,769
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,471,000	GBP 190,793	(11,710)
2/5/16	THB	Credit Suisse Intl.	Buy	1,068,000	29,585	56
2/5/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,745,000	48,200	(231)
2/5/16	TRY	Citibank, N.A.	Buy	288,000	98,122	(273)
2/5/16	TRY	Citibank, N.A.	Sell	131,000	44,218	(289)
2/5/16	ZAR	Citibank, N.A.	Sell	3,277,000	225,926	15,257
2/5/16	ZAR	Credit Suisse Intl.	Buy	231,000	15,026	(176)
2/5/16	ZAR	Credit Suisse Intl.	Buy	328,000	21,575	(489)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	3,330,000	232,852	(18,777)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	364,000	25,009	1,609
						$ 286,183

For the period, the average contract value for foreign currency contracts was $27,397,592. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	600,000	$ (4,145)	$ (2,274)	$ (6,419)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	100,000	$ (13,683)	$ 12,639	$ (1,044)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(30,787)	30,074	(713)
TOTAL CREDIT DEFAULT SWAPS							$ (34,932)	$ 27,800	$ (7,132)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend
(a) Amount is stated in United States dollars unless otherwise noted.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,514,793 or 3.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $135,418.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,982,121	$ -	$ 16,982,121	$ -
Foreign Government and Government Agency Obligations	27,462,035	-	27,462,035	-
Preferred Securities	5,078,105	-	5,078,105	-
Total Investments in Securities:	$ 49,522,261	$ -	$ 49,522,261	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 444,497	$ -	$ 444,497	$ -
Futures Contracts	27,832	27,832	-	-
Total Assets	$ 472,329	$ 27,832	$ 444,497	$ -
Liabilities
Foreign Currency Contracts	$ (158,314)	$ -	$ (158,314)	$ -
Futures Contracts	(36,752)	(36,752)	-	-
Swaps	(34,932)	-	(34,932)	-
Total Liabilities	$ (229,998)	$ (36,752)	$ (193,246)	$ -
Total Derivative Instruments:	$ 242,331	$ (8,920)	$ 251,251	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (34,932)
Foreign Exchange Risk
Foreign Currency Contracts (a)	444,497	(158,314)
Interest Rate Risk
Futures Contracts (b)	27,832	(36,752)
Total Value of Derivatives	$ 472,329	$ (229,998)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received (b)	Collateral Pledged (b)	Net (a)
JPMorgan Chase Bank, N.A.	$ 175,418	$ (65,204)	$ -	$ -	$ 110,214
Goldman Sachs Bank USA	110,091	(5,765)	-	-	104,326
Morgan Stanley Cap. Group	96,414	-	-	-	96,414
Citibank, N.A.	58,295	(46,720)	-	-	11,575
Credit Suisse Intl.	3,859	(75,557)	-	-	(71,698)
Barclays Bank PLC	420	-	-	-	420
Exchange Traded Futures	27,832	(36,752)	-	8,920	-
Total	$ 472,329	$ (229,998)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

(b) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,777,071)		$ 49,522,261
Foreign currency held at value (cost $87,913)		87,682
Unrealized appreciation on foreign currency contracts		444,497
Receivable for fund shares sold		13,818
Interest receivable		591,756
Distributions receivable from Fidelity Central Funds		29
Receivable for daily variation margin for derivative instruments		6,929
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,490
Other receivables		113
Total assets		50,687,704

Liabilities
Payable to custodian bank	$ 25,688
Unrealized depreciation on foreign currency contracts	158,314
Payable for fund shares redeemed	54,787
Bi-lateral OTC swaps, at value	34,932
Accrued management fee	23,812
Distribution and service plan fees payable	3,306
Other affiliated payables	7,426
Other payables and accrued expenses	86,889
Total liabilities		395,154

Net Assets		$ 50,292,550
Net Assets consist of:
Paid in capital		$ 55,722,215
Distributions in excess of net investment income		(1,322,164)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,999,337)
Net Assets		$ 50,292,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,082,759 ÷ 375,429 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class T: Net Asset Value and redemption price per share ($2,353,188 ÷ 286,632 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class C: Net Asset Value and offering price per share ($2,512,546 ÷ 306,346 shares)A	$ 8.20

International Bond: Net Asset Value, offering price and redemption price per share ($40,117,778 ÷ 4,882,626 shares)	$ 8.22

Class I: Net Asset Value, offering price and redemption price per share ($2,226,279 ÷ 271,068 shares)	$ 8.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 192,980
Interest		1,569,212
Income from Fidelity Central Funds		489
Income before foreign taxes withheld		1,762,681
Less foreign taxes withheld		(20,802)
Total income		1,741,879

Expenses
Management fee	$ 326,213
Transfer agent fees	70,528
Distribution and service plan fees	43,062
Accounting fees and expenses	30,155
Custodian fees and expenses	12,331
Independent trustees' compensation	240
Registration fees	63,758
Audit	148,734
Legal	178
Miscellaneous	4,355
Total expenses before reductions	699,554
Expense reductions	(219,925)	479,629
Net investment income (loss)		1,262,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,731,860)
Foreign currency transactions	(1,428,027)
Futures contracts	(194,472)
Swaps	37,047
Total net realized gain (loss)		(4,317,312)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,116,404)
Assets and liabilities in foreign currencies	697,706
Futures contracts	72,925
Swaps	(7,132)
Total change in net unrealized appreciation (depreciation)		(1,352,905)
Net gain (loss)		(5,670,217)
Net increase (decrease) in net assets resulting from operations		$ (4,407,967)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,262,250	$ 1,343,714
Net realized gain (loss)	(4,317,312)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,352,905)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(4,407,967)	(2,958,593)
Distributions to shareholders from net investment income	-	(529,223)
Distributions to shareholders from net realized gain	-	(207,071)
Return of capital	(1,555,676)	(545,190)
Total distributions	(1,555,676)	(1,281,484)
Share transactions - net increase (decrease)	(4,719,681)	7,271,463
Total increase (decrease) in net assets	(10,683,324)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $1,322,164 and distributions in excess of net investment income of $2,631,416, respectively)	$ 50,292,550	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.529)	(.549)	.334
Total from investment operations	(.684)	(.353)	(.372)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.216)	(.071)	(.182)	-
Total distributions	(.216)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(7.58)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.42%	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.171	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.519)	(.558)	.334
Total from investment operations	(.683)	(.343)	(.381)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.217)	(.071)	(.183)	-
Total distributions	(.217)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(7.57)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.49%	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.103	.103	.036
Net realized and unrealized gain (loss)	(.852)	(.528)	(.543)	.326
Total from investment operations	(.745)	(.425)	(.440)	.362
Distributions from net investment income	-	(.033) I	-	(.035)
Distributions from net realized gain	-	(.022) I	(.016)	(.137)
Return of capital	(.155)	(.040)	(.114)	-
Total distributions	(.155)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.20	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(8.25)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.25%	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.24%	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,513	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.200	.203	.099
Net realized and unrealized gain (loss)	(.844)	(.531)	(.551)	.333
Total from investment operations	(.651)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.22	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.22)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.11%	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,118	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.201	.201	.099
Net realized and unrealized gain (loss)	(.854)	(.532)	(.549)	.333
Total from investment operations	(.661)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.33)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.15%	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,226	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or

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Investment Valuation - continued

security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, losses deferred due to wash sales, futures contracts, excise tax regulations and capital loss carryforwards.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,070,033
Gross unrealized depreciation	(5,482,653)
Net unrealized appreciation (depreciation) on securities	$ (4,412,620)
Tax Cost	$ 53,934,881

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (4,419,892)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $730,612 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 647,597
Long-term Capital Gains	-	88,697
Return of Capital	1,555,676	545,190
Total	$ 1,555,676	$ 1,281,484

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (85,149)	$ -
Swaps	37,047	(7,132)
Total Credit Risk	(48,102)	(7,132)
Foreign Exchange Risk
Foreign Currency Contracts	(1,395,903)	679,174
Interest Rate Risk
Futures Contracts	(194,472)	72,925
TotalsA	$ (1,638,477)	$ 744,967

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

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4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Annual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,958,096 and $58,062,097, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,085	$ 5,027
Class T	-%	.25%	6,368	4,832
Class C	.75%	.25%	26,609	21,295
			$ 43,062	$ 31,154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	193
Class C A	160
$ 526

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 7,106.18
Class T	5,863.23
Class C	6,335.24
International Bond	47,982.10
Class I	3,242.15
	$ 70,528

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 16,577
Class T	1.00%	12,471
Class C	1.75%	13,205
International Bond	.75%	168,594
Class I	.75%	8,944
		$ 219,791

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 24,003
Class T	-	21,756
Class C	-	10,667
International Bond	-	451,022
Class I	-	21,775
Total	$ -	$ 529,223

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Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended December 31,	2015	2014
From net realized gain
Class A	$ -	$ 10,010
Class T	-	8,730
Class C	-	6,732
International Bond	-	173,548
Class I	-	8,051
Total	$ -	$ 207,071

From Return of Capital
Class A	$ 92,680	$ 25,185
Class T	64,148	22,573
Class C	47,688	12,883
International Bond	1,289,946	462,464
Class I	61,214	22,085
Total	$ 1,555,676	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	831,352	80,725	$ 7,041,814	$ 789,817
Reinvestment of distributions	10,804	6,086	92,088	58,753
Shares redeemed	(812,855)	(63,069)	(6,818,534)	(594,551)
Net increase (decrease)	29,301	23,742	$ 315,368	$ 254,019
Class T
Shares sold	23,721	40,791	$ 205,999	$ 394,700
Reinvestment of distributions	7,477	5,482	63,952	52,982
Shares redeemed	(34,890)	(72,326)	(297,222)	(685,892)
Net increase (decrease)	(3,692)	(26,053)	$ (27,271)	$ (238,210)
Class C
Shares sold	72,437	78,804	$ 622,644	$ 770,057
Reinvestment of distributions	5,503	3,121	47,135	30,093
Shares redeemed	(69,795)	(77,178)	(593,393)	(718,302)
Net increase (decrease)	8,145	4,747	$ 76,386	$ 81,848
International Bond
Shares sold	1,426,843	2,797,251	$ 12,415,575	$ 27,442,882
Reinvestment of distributions	144,614	105,890	1,238,087	1,022,343
Shares redeemed	(2,204,434)	(2,201,421)	(18,982,840)	(21,019,877)
Net increase (decrease)	(632,977)	701,720	$ (5,329,178)	$ 7,445,348

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10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	24,646	12,304	$ 210,959	$ 122,892
Reinvestment of distributions	7,163	5,357	61,214	51,786
Shares redeemed	(3,262)	(48,016)	(27,159)	(446,220)
Net increase (decrease)	28,547	(30,355)	$ 245,014	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 57% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-UANN-0216
1.939014.103
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	-11.27%	-4.18%
Class T (incl. 4.00% sales charge)	-11.26%	-4.17%
Class C (incl. contingent deferred sales charge) B	-9.15%	-3.81%

A From May 22, 2012.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Bond Fund - Class A on May 22, 2012, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-to-high single digits, net of fees, in a difficult period. The fund performed roughly in line with the -7.42% return of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Issue and sector selections aided the relative return, while the fund's yield-curve positioning detracted. Corporate credits of financial institutions in France, Switzerland, and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. Performance versus the benchmark was hurt by an overweighting in bonds issued by Petroleos Mexicanos and U.S.-based Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 974.60	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 974.70	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 970.60	$ 8.69
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 976.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 975.00	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
European Monetary Unit	42.2%	42.1%
Japanese Yen	14.7%	16.2%
British Pound	8.4%	7.8%
Canadian Dollar	5.0%	5.1%
Korean Won	4.2%	3.9%
Australian Dollar	3.8%	3.9%
Mexican Peso	3.4%	3.1%
Polish Zloty	2.9%	2.4%
Swedish Krona	2.1%	1.7%
South African Rand	1.9%	2.4%
Other	11.4%	11.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United Kingdom 14.0%	United Kingdom 11.7%
France 7.4%	France 6.6%
Italy 6.7%	Italy 10.1%
Ireland 6.6%	Ireland 5.3%
Japan 6.4%	Japan 9.1%
Germany 5.4%	Germany 6.4%
Korea (South) 5.4%	Korea (South) 4.3%
Netherlands 5.3%	Netherlands 2.6%
Australia 5.1%	Australia 4.3%
Other 37.7%	Other 39.6%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 10.4%	AAA 11.0%
AA 9.3%	AA 9.8%
A 14.0%	A 17.4%
BBB 32.2%	BBB 33.4%
BB and Below 21.8%	BB and Below 15.9%
Not Rated 10.8%	Not Rated 10.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	11.0	10.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	7.2	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 33.8%	Corporate Bonds 24.6%
Foreign Government and Government Agency Obligations 54.6%	Foreign Government and Government Agency Obligations 61.8%
Other Investments 10.1%	Other Investments 11.8%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Futures and Swaps	1.2%	** Futures and Swaps	1.8%
* Foreign Currency Contracts	12.4%	** Foreign Currency Contracts	12.0%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.8%
		Principal Amount (a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 250,000	$ 252,813
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (e)	EUR	550,000	567,558
Bailiwick of Jersey - 1.2%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	578,261
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (e)	GBP	170,000	262,355
Denmark - 1.3%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	236,808
France - 2.0%
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	790,276
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,011,973
Germany - 5.1%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	600,000	650,077
Bayer AG 2.375% 4/2/75 (Reg. S) (e)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (e)		550,000	551,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		400,000	382,000
TOTAL GERMANY			2,572,484
Ireland - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	203,250
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (e)	EUR	300,000	327,655
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (e)		470,000	488,789
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (e)	EUR	700,000	787,351
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,089,357
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
Italy - 1.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (e)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Luxembourg - 2.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	240,925
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	779,404
TOTAL LUXEMBOURG			1,020,329
Mexico - 0.7%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	325,000	338,183
Netherlands - 4.1%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (e)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	500,000	539,879
5% 10/2/23 (b)		50,000	51,625
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	108,688
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	900,000	982,965
TOTAL NETHERLANDS			2,041,814
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	100,000	11,954
United Kingdom - 9.0%
Aviva PLC 6.625% 6/3/41 (e)	GBP	450,000	721,797
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (e)	GBP	350,000	517,446
Tesco PLC:
5% 3/24/23	GBP	350,000	503,513
6.125% 2/24/22	GBP	900,000	1,387,191
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	525,000	781,414
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			4,508,938
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
United States of America - 0.2%
Chesapeake Energy Corp. 6.125% 2/15/21		$ 160,000	$ 45,120
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	77,763
TOTAL UNITED STATES OF AMERICA			122,883
TOTAL NONCONVERTIBLE BONDS (Cost $18,106,401)			16,982,121
Foreign Government and Government Agency Obligations - 54.6%

Australia - 4.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	785,000	571,538
2.75% 6/21/35 (Reg. S)	AUD	113,000	74,496
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	48,000	39,188
5.25% 3/15/19	AUD	419,000	335,333
5.5% 1/21/18	AUD	90,000	70,117
5.5% 4/21/23	AUD	135,000	117,072
5.75% 5/15/21	AUD	327,000	279,341
5.75% 7/15/22	AUD	615,000	535,555
TOTAL AUSTRALIA			2,026,451
Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	20,801
4% 3/28/32	EUR	133,000	193,410
TOTAL BELGIUM			214,211
Canada - 2.4%
Canadian Government:
1.5% 3/1/20 (d)	CAD	779,000	582,823
4% 6/1/41	CAD	214,000	210,107
5% 6/1/37	CAD	209,000	225,332
Ontario Province 4.65% 6/2/41	CAD	200,000	179,957
TOTAL CANADA			1,198,219
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	36,668
6% 3/1/23	CLP	10,000,000	15,405
TOTAL CHILE			52,073
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Czech Republic - 0.7%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	$ 193,418
4.2% 12/4/36	CZK	290,000	17,373
5.7% 5/25/24	CZK	2,380,000	138,459
TOTAL CZECH REPUBLIC			349,250
Denmark - 0.9%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	407,517
4.5% 11/15/39	DKK	80,000	18,417
TOTAL DENMARK			425,934
France - 2.4%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	368,548
2.5% 5/25/30	EUR	694,000	853,781
TOTAL FRANCE			1,222,329
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	107,523
Ireland - 1.7%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	72,944
2.4% 5/15/30 (Reg. S)	EUR	72,000	85,432
5.4% 3/13/25	EUR	454,000	675,113
TOTAL IRELAND			833,489
Israel - 1.3%
Israeli State:
3.75% 3/31/24	ILS	638,000	187,685
4.25% 3/31/23	ILS	93,000	28,109
5% 1/31/20	ILS	96,000	28,718
5.5% 1/31/22	ILS	371,000	118,372
5.5% 1/31/42	ILS	121,000	43,703
6% 2/28/19	ILS	799,000	239,509
TOTAL ISRAEL			646,096
Italy - 5.3%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	54,374
2.15% 12/15/21	EUR	539,000	628,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 12/1/18	EUR	601,000	$ 716,810
4.75% 9/1/28 (b)	EUR	12,000	17,180
Italian Republic:
4% 2/1/37	EUR	38,000	51,482
4.5% 3/1/26	EUR	433,000	597,826
5% 8/1/34	EUR	315,000	480,021
5% 9/1/40	EUR	65,000	100,392
TOTAL ITALY			2,646,277
Japan - 6.4%
Japan Government:
1.2% 12/20/34	JPY	37,850,000	330,168
1.2% 3/20/35	JPY	2,600,000	22,614
1.2% 9/20/35	JPY	1,650,000	14,270
1.3% 6/20/35	JPY	45,550,000	401,827
1.4% 9/20/34	JPY	80,800,000	730,316
1.5% 3/20/45	JPY	1,950,000	17,118
1.7% 12/20/32	JPY	17,150,000	164,075
1.7% 12/20/43	JPY	11,100,000	102,280
1.8% 9/20/43	JPY	21,050,000	198,067
1.9% 12/20/28	JPY	26,700,000	262,233
2% 3/20/42	JPY	15,050,000	147,727
2.1% 12/20/25	JPY	19,850,000	194,994
2.1% 3/20/26	JPY	29,400,000	289,443
2.2% 3/20/26	JPY	15,400,000	152,873
2.4% 3/20/48	JPY	16,700,000	178,763
TOTAL JAPAN			3,206,768
Korea (South) - 5.4%
Korean Republic:
2% 3/10/20	KRW	262,200,000	225,002
2.25% 6/10/25	KRW	181,300,000	156,431
2.75% 3/10/18	KRW	1,298,480,000	1,130,551
3% 3/10/23	KRW	463,700,000	420,655
3% 9/10/24	KRW	191,830,000	175,190
3% 12/10/42	KRW	174,420,000	171,447
3.125% 3/10/19	KRW	231,870,000	205,896
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	184,530,000	$ 173,876
5.25% 3/10/27	KRW	67,660,000	75,511
TOTAL KOREA (SOUTH)			2,734,559
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	248,455
3.814% 2/15/17	MYR	545,000	128,323
3.889% 7/31/20	MYR	745,000	175,163
3.892% 3/15/27	MYR	44,000	9,751
4.935% 9/30/43	MYR	52,000	12,332
TOTAL MALAYSIA			574,024
Mexico - 3.9%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	14,664,000	854,919
6.5% 6/10/21	MXN	2,130,000	127,856
7.5% 6/3/27	MXN	690,000	43,460
8.5% 5/31/29	MXN	9,139,000	619,986
8.5% 11/18/38	MXN	1,060,000	72,259
10% 11/20/36	MXN	1,730,000	134,246
TOTAL MEXICO			1,968,076
Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	266,144
New Zealand - 0.5%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,672
5.5% 4/15/23	NZD	95,000	74,507
6% 12/15/17	NZD	190,000	138,077
TOTAL NEW ZEALAND			239,256
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,008
4.5% 5/22/19	NOK	737,000	93,719
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 12,602
3% 3/14/24	NOK	367,000	46,660
TOTAL NORWAY			170,989
Poland - 2.0%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	256,011
3.25% 7/25/25	PLN	691,000	181,178
4% 10/25/23	PLN	806,000	222,425
5.5% 10/25/19	PLN	821,000	235,669
5.75% 10/25/21	PLN	80,000	24,018
5.75% 9/23/22	PLN	116,000	35,140
5.75% 4/25/29	PLN	122,000	39,079
TOTAL POLAND			993,520
Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	22,266
6.8% 12/11/19	RUB	4,030,000	49,985
7% 8/16/23	RUB	7,638,000	90,428
7.05% 1/19/28	RUB	3,375,000	38,563
7.5% 2/27/19	RUB	10,768,000	138,465
7.6% 7/20/22	RUB	6,600,000	81,912
TOTAL RUSSIA			421,619
Singapore - 0.7%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	24,771
3.25% 9/1/20	SGD	362,000	270,115
3.375% 9/1/33	SGD	62,000	46,331
TOTAL SINGAPORE			341,217
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	40,801
South Africa - 1.8%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	81,037
7.25% 1/15/20	ZAR	520,000	31,515
8% 12/21/18	ZAR	1,905,000	120,248
8% 1/31/30	ZAR	5,560,000	304,122
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
South Africa - continued
South African Republic: - continued
8.5% 1/31/37	ZAR	3,910,000	$ 214,402
10.5% 12/21/26	ZAR	2,291,000	156,437
TOTAL SOUTH AFRICA			907,761
Spain - 4.2%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	82,993
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	117,939
3.75% 10/31/18	EUR	788,000	941,906
4.4% 10/31/23 (b)	EUR	576,000	764,492
5.15% 10/31/44	EUR	133,000	204,720
5.75% 7/30/32	EUR	14,000	22,060
TOTAL SPAIN			2,134,110
Sweden - 0.8%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	36,057
2.5% 5/12/25	SEK	1,280,000	171,856
3.5% 3/30/39	SEK	60,000	8,915
5% 12/1/20	SEK	1,210,000	176,109
TOTAL SWEDEN			392,937
Switzerland - 1.1%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	547,045
Thailand - 1.1%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	160,234
3.625% 6/16/23	THB	9,673,000	290,509
4.675% 6/29/44	THB	670,000	22,198
4.875% 6/22/29	THB	1,912,000	65,588
TOTAL THAILAND			538,529
Turkey - 1.6%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	13,806
8.3% 6/20/18	TRY	244,000	79,565
8.5% 7/10/19	TRY	264,000	84,729
8.5% 9/14/22	TRY	454,000	140,104
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	717,000	$ 234,788
8.8% 9/27/23	TRY	829,000	257,819
TOTAL TURKEY			810,811
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	206,000	338,005
4.25% 6/7/32	GBP	39,000	71,852
4.5% 9/7/34	GBP	105,000	200,720
4.5% 12/7/42	GBP	421,000	841,440
TOTAL UNITED KINGDOM			1,452,017
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,646,053)			27,462,035
Preferred Securities - 10.1%

France - 3.0%
Credit Agricole SA 6.625% (Reg. S) (c)(e)		1,250,000	1,230,798
EDF SA 5.625% (Reg. S) (c)(e)		300,000	292,941
TOTAL FRANCE			1,523,739
Germany - 0.4%
Deutsche Bank AG 7.5% (c)(e)		200,000	205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	300,000	331,603
Netherlands - 0.7%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (c)(e)		645,000	715,424
United Kingdom - 2.2%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,445
Preferred Securities - continued
		Principal Amount (a)	Value
United States of America - 1.7%
JPMorgan Chase & Co.:
6% (c)(e)		$ 837,000	$ 856,711
6.75% (c)(e)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $5,024,617)			5,078,105
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $53,777,071)	49,522,261
NET OTHER ASSETS (LIABILITIES) - 1.5%	770,289
NET ASSETS - 100%	$ 50,292,550
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 1,278,051	$ (11,302)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
6 Eurex Euro-Oat Contracts (Germany)	March 2016	978,401	(15,714)
9 TME 10 Year Canadian Note Contracts (Canada)	March 2016	917,041	15,560
TOTAL BOND INDEX CONTRACTS		3,667,095	(21,192)
Sold
Bond Index Contracts
2 Eurex Euro-Bund Contracts (Germany)	March 2016	343,239	239
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
2 ICE Long Gilt Contracts (United Kingdom)	March 2016	$ 344,285	$ 2,462
13 ICE Medium Gilt Contracts (United Kingdom)	March 2016	2,117,305	6,156
TOTAL BOND INDEX CONTRACTS		2,804,829	8,857
Treasury Contracts
12 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	1,510,875	2,507
3 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	354,961	908
TOTAL TREASURY CONTRACTS		1,865,836	3,415
TOTAL SOLD		4,670,665	12,272
		$ 8,337,760	$ (8,920)

The face value of futures purchased as a percentage of net assets is 7.3%

The face value of futures sold as a percentage of net assets is 9.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,144,173.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/ (Depreciation)
1/4/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,323	$ 68
2/5/16	AUD	Citibank, N.A.	Sell	127,000	91,688	(712)
2/5/16	AUD	Credit Suisse Intl.	Buy	97,000	68,725	1,848
2/5/16	AUD	Credit Suisse Intl.	Sell	51,000	37,040	(65)
2/5/16	AUD	Goldman Sachs Bank USA	Sell	54,000	38,772	(516)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	AUD	JPMorgan Chase Bank, N.A.	Sell	36,000	$ 26,247	$ 55
2/5/16	CAD	Citibank, N.A.	Sell	82,000	61,552	2,287
2/5/16	CAD	Credit Suisse Intl.	Buy	93,000	66,958	258
2/5/16	CAD	Credit Suisse Intl.	Buy	1,499,000	1,124,401	(41,000)
2/5/16	CAD	Goldman Sachs Bank USA	Sell	71,000	52,200	885
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	386,000	289,983	(11,001)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Sell	27,000	20,152	637
2/5/16	CHF	Citibank, N.A.	Buy	28,000	27,393	600
2/5/16	CHF	Credit Suisse Intl.	Sell	29,000	29,003	10
2/5/16	CHF	Credit Suisse Intl.	Sell	69,000	68,107	(877)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	53,000	53,947	960
2/5/16	CZK	Citibank, N.A.	Buy	5,126,000	202,837	3,470
2/5/16	DKK	Citibank, N.A.	Sell	121,000	17,298	(339)
2/5/16	EUR	Citibank, N.A.	Buy	507,000	537,137	14,278
2/5/16	EUR	Citibank, N.A.	Sell	31,000	32,870	(846)
2/5/16	EUR	Citibank, N.A.	Sell	33,000	35,198	(693)
2/5/16	EUR	Citibank, N.A.	Sell	191,000	210,177	2,444
2/5/16	EUR	Citibank, N.A.	Sell	195,000	212,076	(7)
2/5/16	EUR	Citibank, N.A.	Sell	230,000	244,589	(5,560)
2/5/16	EUR	Credit Suisse Intl.	Buy	36,000	39,399	(245)
2/5/16	EUR	Credit Suisse Intl.	Buy	65,000	71,143	(449)
2/5/16	EUR	Credit Suisse Intl.	Sell	35,000	37,109	(957)
2/5/16	EUR	Credit Suisse Intl.	Sell	45,000	49,560	618
2/5/16	EUR	Credit Suisse Intl.	Sell	49,000	53,674	382
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	28,345	(68)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	47,000	49,804	1,313
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,562	$ 285
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	39,000	42,700	283
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	87,000	95,427	805
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	321,000	341,073	(8,047)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	597,000	637,387	(11,912)
2/5/16	EUR	Morgan Stanley Cap. Group	Buy	4,363,000	4,648,798	96,414
2/5/16	GBP	Citibank, N.A.	Buy	18,000	27,005	(467)
2/5/16	GBP	Citibank, N.A.	Buy	19,000	28,765	(753)
2/5/16	GBP	Citibank, N.A.	Buy	227,000	342,005	(7,334)
2/5/16	GBP	Citibank, N.A.	Sell	18,000	27,130	592
2/5/16	GBP	Citibank, N.A.	Sell	48,000	73,131	2,364
2/5/16	GBP	Credit Suisse Intl.	Sell	23,000	34,573	664
2/5/16	GBP	Goldman Sachs Bank USA	Sell	48,000	71,832	1,065
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,241,000	3,409,637	105,672
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	58,000	85,502	9
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Sell	18,000	27,131	593
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	393,000	50,725	(2)
2/5/16	ILS	Goldman Sachs Bank USA	Sell	112,000	28,904	106
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	201,000	51,882	(199)
2/5/16	JPY	Citibank, N.A.	Sell	3,450,000	28,225	(497)
2/5/16	JPY	Citibank, N.A.	Sell	112,550,000	914,922	(22,097)
2/5/16	JPY	Credit Suisse Intl.	Sell	5,400,000	44,776	(180)
2/5/16	JPY	Credit Suisse Intl.	Sell	20,800,000	173,029	(139)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	JPY	Goldman Sachs Bank USA	Sell	17,850,000	$ 145,470	$ (3,138)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	116,400,000	947,483	21,589
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	541,800,000	4,397,267	113,412
2/5/16	KRW	Barclays Bank PLC	Buy	60,313,000	50,854	420
2/5/16	KRW	Citibank, N.A.	Buy	128,700,000	110,939	(1,526)
2/5/16	KRW	Citibank, N.A.	Sell	839,100,000	715,199	1,852
2/5/16	KRW	Goldman Sachs Bank USA	Sell	76,300,000	64,345	(520)
2/5/16	KRW	JPMorgan Chase Bank, N.A.	Sell	31,400,000	26,683	(11)
2/5/16	MXN	Citibank, N.A.	Buy	893,000	51,602	94
2/5/16	MXN	Citibank, N.A.	Sell	3,493,000	207,058	4,850
2/5/16	MXN	Credit Suisse Intl.	Buy	974,000	56,577	(193)
2/5/16	MXN	Goldman Sachs Bank USA	Sell	537,000	31,385	298
2/5/16	MXN	JPMorgan Chase Bank, N.A.	Sell	459,000	27,375	803
2/5/16	MYR	Citibank, N.A.	Sell	245,000	55,747	(1,182)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Sell	50,000	5,754	107
2/5/16	NZD	Goldman Sachs Bank USA	Sell	78,000	52,301	(931)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	17,000	11,504	(98)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	79,000	50,767	(3,148)
2/5/16	PLN	Citibank, N.A.	Buy	1,925,000	480,169	10,207
2/5/16	PLN	Goldman Sachs Bank USA	Sell	161,000	40,353	(660)
2/5/16	RUB	Goldman Sachs Bank USA	Sell	2,236,000	31,471	1,105
2/5/16	SEK	Credit Suisse Intl.	Sell	219,000	25,991	23
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	60,000	7,034	81
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,106,000	$ 927,407	$ 33,769
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,471,000	GBP 190,793	(11,710)
2/5/16	THB	Credit Suisse Intl.	Buy	1,068,000	29,585	56
2/5/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,745,000	48,200	(231)
2/5/16	TRY	Citibank, N.A.	Buy	288,000	98,122	(273)
2/5/16	TRY	Citibank, N.A.	Sell	131,000	44,218	(289)
2/5/16	ZAR	Citibank, N.A.	Sell	3,277,000	225,926	15,257
2/5/16	ZAR	Credit Suisse Intl.	Buy	231,000	15,026	(176)
2/5/16	ZAR	Credit Suisse Intl.	Buy	328,000	21,575	(489)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	3,330,000	232,852	(18,777)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	364,000	25,009	1,609
						$ 286,183

For the period, the average contract value for foreign currency contracts was $27,397,592. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	600,000	$ (4,145)	$ (2,274)	$ (6,419)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	100,000	$ (13,683)	$ 12,639	$ (1,044)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(30,787)	30,074	(713)
TOTAL CREDIT DEFAULT SWAPS							$ (34,932)	$ 27,800	$ (7,132)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend
(a) Amount is stated in United States dollars unless otherwise noted.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,514,793 or 3.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $135,418.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,982,121	$ -	$ 16,982,121	$ -
Foreign Government and Government Agency Obligations	27,462,035	-	27,462,035	-
Preferred Securities	5,078,105	-	5,078,105	-
Total Investments in Securities:	$ 49,522,261	$ -	$ 49,522,261	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 444,497	$ -	$ 444,497	$ -
Futures Contracts	27,832	27,832	-	-
Total Assets	$ 472,329	$ 27,832	$ 444,497	$ -
Liabilities
Foreign Currency Contracts	$ (158,314)	$ -	$ (158,314)	$ -
Futures Contracts	(36,752)	(36,752)	-	-
Swaps	(34,932)	-	(34,932)	-
Total Liabilities	$ (229,998)	$ (36,752)	$ (193,246)	$ -
Total Derivative Instruments:	$ 242,331	$ (8,920)	$ 251,251	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (34,932)
Foreign Exchange Risk
Foreign Currency Contracts (a)	444,497	(158,314)
Interest Rate Risk
Futures Contracts (b)	27,832	(36,752)
Total Value of Derivatives	$ 472,329	$ (229,998)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received (b)	Collateral Pledged (b)	Net (a)
JPMorgan Chase Bank, N.A.	$ 175,418	$ (65,204)	$ -	$ -	$ 110,214
Goldman Sachs Bank USA	110,091	(5,765)	-	-	104,326
Morgan Stanley Cap. Group	96,414	-	-	-	96,414
Citibank, N.A.	58,295	(46,720)	-	-	11,575
Credit Suisse Intl.	3,859	(75,557)	-	-	(71,698)
Barclays Bank PLC	420	-	-	-	420
Exchange Traded Futures	27,832	(36,752)	-	8,920	-
Total	$ 472,329	$ (229,998)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

(b) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,777,071)		$ 49,522,261
Foreign currency held at value (cost $87,913)		87,682
Unrealized appreciation on foreign currency contracts		444,497
Receivable for fund shares sold		13,818
Interest receivable		591,756
Distributions receivable from Fidelity Central Funds		29
Receivable for daily variation margin for derivative instruments		6,929
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,490
Other receivables		113
Total assets		50,687,704

Liabilities
Payable to custodian bank	$ 25,688
Unrealized depreciation on foreign currency contracts	158,314
Payable for fund shares redeemed	54,787
Bi-lateral OTC swaps, at value	34,932
Accrued management fee	23,812
Distribution and service plan fees payable	3,306
Other affiliated payables	7,426
Other payables and accrued expenses	86,889
Total liabilities		395,154

Net Assets		$ 50,292,550
Net Assets consist of:
Paid in capital		$ 55,722,215
Distributions in excess of net investment income		(1,322,164)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,999,337)
Net Assets		$ 50,292,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,082,759 ÷ 375,429 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class T: Net Asset Value and redemption price per share ($2,353,188 ÷ 286,632 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class C: Net Asset Value and offering price per share ($2,512,546 ÷ 306,346 shares)A	$ 8.20

International Bond: Net Asset Value, offering price and redemption price per share ($40,117,778 ÷ 4,882,626 shares)	$ 8.22

Class I: Net Asset Value, offering price and redemption price per share ($2,226,279 ÷ 271,068 shares)	$ 8.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 192,980
Interest		1,569,212
Income from Fidelity Central Funds		489
Income before foreign taxes withheld		1,762,681
Less foreign taxes withheld		(20,802)
Total income		1,741,879

Expenses
Management fee	$ 326,213
Transfer agent fees	70,528
Distribution and service plan fees	43,062
Accounting fees and expenses	30,155
Custodian fees and expenses	12,331
Independent trustees' compensation	240
Registration fees	63,758
Audit	148,734
Legal	178
Miscellaneous	4,355
Total expenses before reductions	699,554
Expense reductions	(219,925)	479,629
Net investment income (loss)		1,262,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,731,860)
Foreign currency transactions	(1,428,027)
Futures contracts	(194,472)
Swaps	37,047
Total net realized gain (loss)		(4,317,312)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,116,404)
Assets and liabilities in foreign currencies	697,706
Futures contracts	72,925
Swaps	(7,132)
Total change in net unrealized appreciation (depreciation)		(1,352,905)
Net gain (loss)		(5,670,217)
Net increase (decrease) in net assets resulting from operations		$ (4,407,967)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,262,250	$ 1,343,714
Net realized gain (loss)	(4,317,312)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,352,905)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(4,407,967)	(2,958,593)
Distributions to shareholders from net investment income	-	(529,223)
Distributions to shareholders from net realized gain	-	(207,071)
Return of capital	(1,555,676)	(545,190)
Total distributions	(1,555,676)	(1,281,484)
Share transactions - net increase (decrease)	(4,719,681)	7,271,463
Total increase (decrease) in net assets	(10,683,324)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $1,322,164 and distributions in excess of net investment income of $2,631,416, respectively)	$ 50,292,550	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.529)	(.549)	.334
Total from investment operations	(.684)	(.353)	(.372)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.216)	(.071)	(.182)	-
Total distributions	(.216)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(7.58)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.42%	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.171	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.519)	(.558)	.334
Total from investment operations	(.683)	(.343)	(.381)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.217)	(.071)	(.183)	-
Total distributions	(.217)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(7.57)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.49%	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.103	.103	.036
Net realized and unrealized gain (loss)	(.852)	(.528)	(.543)	.326
Total from investment operations	(.745)	(.425)	(.440)	.362
Distributions from net investment income	-	(.033) I	-	(.035)
Distributions from net realized gain	-	(.022) I	(.016)	(.137)
Return of capital	(.155)	(.040)	(.114)	-
Total distributions	(.155)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.20	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(8.25)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.25%	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.24%	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,513	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.200	.203	.099
Net realized and unrealized gain (loss)	(.844)	(.531)	(.551)	.333
Total from investment operations	(.651)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.22	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.22)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.11%	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,118	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.201	.201	.099
Net realized and unrealized gain (loss)	(.854)	(.532)	(.549)	.333
Total from investment operations	(.661)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.33)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.15%	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,226	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, losses deferred due to wash sales, futures contracts, excise tax regulations and capital loss carryforwards.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,070,033
Gross unrealized depreciation	(5,482,653)
Net unrealized appreciation (depreciation) on securities	$ (4,412,620)
Tax Cost	$ 53,934,881

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (4,419,892)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $730,612 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 647,597
Long-term Capital Gains	-	88,697
Return of Capital	1,555,676	545,190
Total	$ 1,555,676	$ 1,281,484

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (85,149)	$ -
Swaps	37,047	(7,132)
Total Credit Risk	(48,102)	(7,132)
Foreign Exchange Risk
Foreign Currency Contracts	(1,395,903)	679,174
Interest Rate Risk
Futures Contracts	(194,472)	72,925
TotalsA	$ (1,638,477)	$ 744,967

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

Annual Report

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,958,096 and $58,062,097, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,085	$ 5,027
Class T	-%	.25%	6,368	4,832
Class C	.75%	.25%	26,609	21,295
			$ 43,062	$ 31,154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	193
Class C A	160
$ 526

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 7,106.18
Class T	5,863.23
Class C	6,335.24
International Bond	47,982.10
Class I	3,242.15
	$ 70,528

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 16,577
Class T	1.00%	12,471
Class C	1.75%	13,205
International Bond	.75%	168,594
Class I	.75%	8,944
		$ 219,791

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 24,003
Class T	-	21,756
Class C	-	10,667
International Bond	-	451,022
Class I	-	21,775
Total	$ -	$ 529,223

Annual Report

9. Distributions to Shareholders - continued

Years ended December 31,	2015	2014
From net realized gain
Class A	$ -	$ 10,010
Class T	-	8,730
Class C	-	6,732
International Bond	-	173,548
Class I	-	8,051
Total	$ -	$ 207,071

From Return of Capital
Class A	$ 92,680	$ 25,185
Class T	64,148	22,573
Class C	47,688	12,883
International Bond	1,289,946	462,464
Class I	61,214	22,085
Total	$ 1,555,676	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	831,352	80,725	$ 7,041,814	$ 789,817
Reinvestment of distributions	10,804	6,086	92,088	58,753
Shares redeemed	(812,855)	(63,069)	(6,818,534)	(594,551)
Net increase (decrease)	29,301	23,742	$ 315,368	$ 254,019
Class T
Shares sold	23,721	40,791	$ 205,999	$ 394,700
Reinvestment of distributions	7,477	5,482	63,952	52,982
Shares redeemed	(34,890)	(72,326)	(297,222)	(685,892)
Net increase (decrease)	(3,692)	(26,053)	$ (27,271)	$ (238,210)
Class C
Shares sold	72,437	78,804	$ 622,644	$ 770,057
Reinvestment of distributions	5,503	3,121	47,135	30,093
Shares redeemed	(69,795)	(77,178)	(593,393)	(718,302)
Net increase (decrease)	8,145	4,747	$ 76,386	$ 81,848
International Bond
Shares sold	1,426,843	2,797,251	$ 12,415,575	$ 27,442,882
Reinvestment of distributions	144,614	105,890	1,238,087	1,022,343
Shares redeemed	(2,204,434)	(2,201,421)	(18,982,840)	(21,019,877)
Net increase (decrease)	(632,977)	701,720	$ (5,329,178)	$ 7,445,348

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	24,646	12,304	$ 210,959	$ 122,892
Reinvestment of distributions	7,163	5,357	61,214	51,786
Shares redeemed	(3,262)	(48,016)	(27,159)	(446,220)
Net increase (decrease)	28,547	(30,355)	$ 245,014	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 57% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-UANN-0216
1.939020.103
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

International Bond

Fund

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and other distributions, if any, and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Life of fund A
Fidelity® International Bond Fund	-7.22%	-2.82%

A From May 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Bond Fund, a class of the fund, on May 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Global Aggregate Ex USD GDP Weighted Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds lost ground in 2015, amid persistent concerns about the worldwide economy given slowing growth in China. The Barclays® Global Aggregate GDP Weighted Index returned -3.90% in U.S. dollar terms, with international bonds in the index struggling the most as the greenback continued its surge versus other world currencies. Many global regions saw rising bond yields and, thus, lower prices. Hard-hit regions included Canada (-11%) and Australia/New Zealand (-7%), where weak crude-oil and lower materials prices hampered bond values. Many of the same factors hurt emerging markets in Latin America (-9%). Conversely, the U.S. and Japan (0% to +1%) were the only markets to manage a gain, reflecting a preference for higher-quality fixed-income investments and a relatively stable yen/dollar exchange rate. Negligible, and in some cases negative, interest rates on government debt became commonplace in parts of Europe by year-end, amid an environment of pessimism. Bond prices also were affected by fluid and divergent global monetary policies this period. While central banks in Japan, China and the EU implemented stimulus this year, the U.S. Federal Reserve raised interest rates in December for the first time since 2006, reinforcing the dollar's strength and, thus, the headwind for international bonds held by U.S. investors.

Comments from Portfolio Manager Curt Hollingsworth: For the year ending December 31, 2015, the fund's share classes (excluding sales charges, if applicable) posted declines in the mid-to-high single digits, net of fees, in a difficult period. The fund performed roughly in line with the -7.42% return of its benchmark, the Barclays® Global Aggregate Ex USD GDP Weighted Index. Issue and sector selections aided the relative return, while the fund's yield-curve positioning detracted. Corporate credits of financial institutions in France, Switzerland, and the United Kingdom aided relative performance, as did several forward contracts in non-U.S. currencies. The fund also did well to avoid Canada's energy sector. Performance versus the benchmark was hurt by an overweighting in bonds issued by Petroleos Mexicanos and U.S.-based Chesapeake Energy. The bonds of automaker Volkswagen also detracted. Forward contracts on the euro and the fund's positioning in U.S. credit derivatives further dented results. The fund's positions in Japan's sovereign debt were reduced during the period, because bonds there maturing in 1 to 7 years had either very low or negative yields. The fund's cash position was trimmed, as well. Meanwhile, the fund's stake in bonds issued by financial institutions were increased.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 974.60	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 974.70	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class C	1.75%
Actual		$ 1,000.00	$ 970.60	$ 8.69
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
International Bond	.75%
Actual		$ 1,000.00	$ 976.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class I	.75%
Actual		$ 1,000.00	$ 975.00	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of December 31, 2015	As of June 30, 2015
European Monetary Unit	42.2%	42.1%
Japanese Yen	14.7%	16.2%
British Pound	8.4%	7.8%
Canadian Dollar	5.0%	5.1%
Korean Won	4.2%	3.9%
Australian Dollar	3.8%	3.9%
Mexican Peso	3.4%	3.1%
Polish Zloty	2.9%	2.4%
Swedish Krona	2.1%	1.7%
South African Rand	1.9%	2.4%
Other	11.4%	11.4%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
United Kingdom 14.0%	United Kingdom 11.7%
France 7.4%	France 6.6%
Italy 6.7%	Italy 10.1%
Ireland 6.6%	Ireland 5.3%
Japan 6.4%	Japan 9.1%
Germany 5.4%	Germany 6.4%
Korea (South) 5.4%	Korea (South) 4.3%
Netherlands 5.3%	Netherlands 2.6%
Australia 5.1%	Australia 4.3%
Other 37.7%	Other 39.6%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
AAA 10.4%	AAA 11.0%
AA 9.3%	AA 9.8%
A 14.0%	A 17.4%
BBB 32.2%	BBB 33.4%
BB and Below 21.8%	BB and Below 15.9%
Not Rated 10.8%	Not Rated 10.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of December 31, 2015
6 months ago
Years	11.0	10.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2015
6 months ago
Years	7.2	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2015 *	As of June 30, 2015 **
Corporate Bonds 33.8%	Corporate Bonds 24.6%
Foreign Government and Government Agency Obligations 54.6%	Foreign Government and Government Agency Obligations 61.8%
Other Investments 10.1%	Other Investments 11.8%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Futures and Swaps	1.2%	** Futures and Swaps	1.8%
* Foreign Currency Contracts	12.4%	** Foreign Currency Contracts	12.0%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.8%
		Principal Amount (a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$ 250,000	$ 252,813
Australia - 1.1%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (e)	EUR	550,000	567,558
Bailiwick of Jersey - 1.2%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	578,261
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (e)	GBP	170,000	262,355
Denmark - 1.3%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	644,243
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	236,808
France - 2.0%
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	790,276
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	221,697
TOTAL FRANCE			1,011,973
Germany - 5.1%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	600,000	650,077
Bayer AG 2.375% 4/2/75 (Reg. S) (e)	EUR	400,000	407,819
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	581,378
RWE AG 7% 10/12/72 (Reg. S) (e)		550,000	551,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		400,000	382,000
TOTAL GERMANY			2,572,484
Ireland - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	203,250
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (e)	EUR	300,000	327,655
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (e)		470,000	488,789
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (e)	EUR	700,000	787,351
10% 7/30/16	EUR	250,000	282,312
TOTAL IRELAND			2,089,357
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
Italy - 1.4%
Assicurazioni Generali SpA 7.75% 12/12/42 (e)	EUR	200,000	$ 265,124
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	457,044
TOTAL ITALY			722,168
Luxembourg - 2.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	240,925
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	779,404
TOTAL LUXEMBOURG			1,020,329
Mexico - 0.7%
Petroleos Mexicanos 3.125% 11/27/20 (Reg. S)	EUR	325,000	338,183
Netherlands - 4.1%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	159,497
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (e)		200,000	199,160
Deutsche Annington Finance BV:
2.25% 12/15/23 (Reg. S)	EUR	500,000	539,879
5% 10/2/23 (b)		50,000	51,625
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	108,688
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	900,000	982,965
TOTAL NETHERLANDS			2,041,814
Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	100,000	11,954
United Kingdom - 9.0%
Aviva PLC 6.625% 6/3/41 (e)	GBP	450,000	721,797
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	156,770
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (e)	GBP	350,000	517,446
Tesco PLC:
5% 3/24/23	GBP	350,000	503,513
6.125% 2/24/22	GBP	900,000	1,387,191
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	525,000	781,414
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,807
TOTAL UNITED KINGDOM			4,508,938
Nonconvertible Bonds - continued
		Principal Amount (a)	Value
United States of America - 0.2%
Chesapeake Energy Corp. 6.125% 2/15/21		$ 160,000	$ 45,120
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	77,763
TOTAL UNITED STATES OF AMERICA			122,883
TOTAL NONCONVERTIBLE BONDS (Cost $18,106,401)			16,982,121
Foreign Government and Government Agency Obligations - 54.6%

Australia - 4.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	785,000	571,538
2.75% 6/21/35 (Reg. S)	AUD	113,000	74,496
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,811
4.25% 4/21/26	AUD	48,000	39,188
5.25% 3/15/19	AUD	419,000	335,333
5.5% 1/21/18	AUD	90,000	70,117
5.5% 4/21/23	AUD	135,000	117,072
5.75% 5/15/21	AUD	327,000	279,341
5.75% 7/15/22	AUD	615,000	535,555
TOTAL AUSTRALIA			2,026,451
Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	20,801
4% 3/28/32	EUR	133,000	193,410
TOTAL BELGIUM			214,211
Canada - 2.4%
Canadian Government:
1.5% 3/1/20 (d)	CAD	779,000	582,823
4% 6/1/41	CAD	214,000	210,107
5% 6/1/37	CAD	209,000	225,332
Ontario Province 4.65% 6/2/41	CAD	200,000	179,957
TOTAL CANADA			1,198,219
Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	36,668
6% 3/1/23	CLP	10,000,000	15,405
TOTAL CHILE			52,073
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Czech Republic - 0.7%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	$ 193,418
4.2% 12/4/36	CZK	290,000	17,373
5.7% 5/25/24	CZK	2,380,000	138,459
TOTAL CZECH REPUBLIC			349,250
Denmark - 0.9%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	407,517
4.5% 11/15/39	DKK	80,000	18,417
TOTAL DENMARK			425,934
France - 2.4%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	368,548
2.5% 5/25/30	EUR	694,000	853,781
TOTAL FRANCE			1,222,329
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	107,523
Ireland - 1.7%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	72,944
2.4% 5/15/30 (Reg. S)	EUR	72,000	85,432
5.4% 3/13/25	EUR	454,000	675,113
TOTAL IRELAND			833,489
Israel - 1.3%
Israeli State:
3.75% 3/31/24	ILS	638,000	187,685
4.25% 3/31/23	ILS	93,000	28,109
5% 1/31/20	ILS	96,000	28,718
5.5% 1/31/22	ILS	371,000	118,372
5.5% 1/31/42	ILS	121,000	43,703
6% 2/28/19	ILS	799,000	239,509
TOTAL ISRAEL			646,096
Italy - 5.3%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	54,374
2.15% 12/15/21	EUR	539,000	628,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Italy - continued
Buoni del Tesoro Poliennali: - continued
3.5% 12/1/18	EUR	601,000	$ 716,810
4.75% 9/1/28 (b)	EUR	12,000	17,180
Italian Republic:
4% 2/1/37	EUR	38,000	51,482
4.5% 3/1/26	EUR	433,000	597,826
5% 8/1/34	EUR	315,000	480,021
5% 9/1/40	EUR	65,000	100,392
TOTAL ITALY			2,646,277
Japan - 6.4%
Japan Government:
1.2% 12/20/34	JPY	37,850,000	330,168
1.2% 3/20/35	JPY	2,600,000	22,614
1.2% 9/20/35	JPY	1,650,000	14,270
1.3% 6/20/35	JPY	45,550,000	401,827
1.4% 9/20/34	JPY	80,800,000	730,316
1.5% 3/20/45	JPY	1,950,000	17,118
1.7% 12/20/32	JPY	17,150,000	164,075
1.7% 12/20/43	JPY	11,100,000	102,280
1.8% 9/20/43	JPY	21,050,000	198,067
1.9% 12/20/28	JPY	26,700,000	262,233
2% 3/20/42	JPY	15,050,000	147,727
2.1% 12/20/25	JPY	19,850,000	194,994
2.1% 3/20/26	JPY	29,400,000	289,443
2.2% 3/20/26	JPY	15,400,000	152,873
2.4% 3/20/48	JPY	16,700,000	178,763
TOTAL JAPAN			3,206,768
Korea (South) - 5.4%
Korean Republic:
2% 3/10/20	KRW	262,200,000	225,002
2.25% 6/10/25	KRW	181,300,000	156,431
2.75% 3/10/18	KRW	1,298,480,000	1,130,551
3% 3/10/23	KRW	463,700,000	420,655
3% 9/10/24	KRW	191,830,000	175,190
3% 12/10/42	KRW	174,420,000	171,447
3.125% 3/10/19	KRW	231,870,000	205,896
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Korea (South) - continued
Korean Republic: - continued
3.5% 3/10/24	KRW	184,530,000	$ 173,876
5.25% 3/10/27	KRW	67,660,000	75,511
TOTAL KOREA (SOUTH)			2,734,559
Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	248,455
3.814% 2/15/17	MYR	545,000	128,323
3.889% 7/31/20	MYR	745,000	175,163
3.892% 3/15/27	MYR	44,000	9,751
4.935% 9/30/43	MYR	52,000	12,332
TOTAL MALAYSIA			574,024
Mexico - 3.9%
United Mexican States:
3.625% 4/9/29	EUR	100,000	115,350
4.75% 6/14/18	MXN	14,664,000	854,919
6.5% 6/10/21	MXN	2,130,000	127,856
7.5% 6/3/27	MXN	690,000	43,460
8.5% 5/31/29	MXN	9,139,000	619,986
8.5% 11/18/38	MXN	1,060,000	72,259
10% 11/20/36	MXN	1,730,000	134,246
TOTAL MEXICO			1,968,076
Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	266,144
New Zealand - 0.5%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	26,672
5.5% 4/15/23	NZD	95,000	74,507
6% 12/15/17	NZD	190,000	138,077
TOTAL NEW ZEALAND			239,256
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,008
4.5% 5/22/19	NOK	737,000	93,719
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Norway - continued
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	$ 12,602
3% 3/14/24	NOK	367,000	46,660
TOTAL NORWAY			170,989
Poland - 2.0%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	256,011
3.25% 7/25/25	PLN	691,000	181,178
4% 10/25/23	PLN	806,000	222,425
5.5% 10/25/19	PLN	821,000	235,669
5.75% 10/25/21	PLN	80,000	24,018
5.75% 9/23/22	PLN	116,000	35,140
5.75% 4/25/29	PLN	122,000	39,079
TOTAL POLAND			993,520
Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	22,266
6.8% 12/11/19	RUB	4,030,000	49,985
7% 8/16/23	RUB	7,638,000	90,428
7.05% 1/19/28	RUB	3,375,000	38,563
7.5% 2/27/19	RUB	10,768,000	138,465
7.6% 7/20/22	RUB	6,600,000	81,912
TOTAL RUSSIA			421,619
Singapore - 0.7%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	24,771
3.25% 9/1/20	SGD	362,000	270,115
3.375% 9/1/33	SGD	62,000	46,331
TOTAL SINGAPORE			341,217
Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	40,801
South Africa - 1.8%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	81,037
7.25% 1/15/20	ZAR	520,000	31,515
8% 12/21/18	ZAR	1,905,000	120,248
8% 1/31/30	ZAR	5,560,000	304,122
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
South Africa - continued
South African Republic: - continued
8.5% 1/31/37	ZAR	3,910,000	$ 214,402
10.5% 12/21/26	ZAR	2,291,000	156,437
TOTAL SOUTH AFRICA			907,761
Spain - 4.2%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	82,993
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	117,939
3.75% 10/31/18	EUR	788,000	941,906
4.4% 10/31/23 (b)	EUR	576,000	764,492
5.15% 10/31/44	EUR	133,000	204,720
5.75% 7/30/32	EUR	14,000	22,060
TOTAL SPAIN			2,134,110
Sweden - 0.8%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	36,057
2.5% 5/12/25	SEK	1,280,000	171,856
3.5% 3/30/39	SEK	60,000	8,915
5% 12/1/20	SEK	1,210,000	176,109
TOTAL SWEDEN			392,937
Switzerland - 1.1%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	547,045
Thailand - 1.1%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	160,234
3.625% 6/16/23	THB	9,673,000	290,509
4.675% 6/29/44	THB	670,000	22,198
4.875% 6/22/29	THB	1,912,000	65,588
TOTAL THAILAND			538,529
Turkey - 1.6%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	13,806
8.3% 6/20/18	TRY	244,000	79,565
8.5% 7/10/19	TRY	264,000	84,729
8.5% 9/14/22	TRY	454,000	140,104
Foreign Government and Government Agency Obligations - continued
		Principal Amount (a)	Value
Turkey - continued
Turkish Republic: - continued
8.8% 11/14/18	TRY	717,000	$ 234,788
8.8% 9/27/23	TRY	829,000	257,819
TOTAL TURKEY			810,811
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	206,000	338,005
4.25% 6/7/32	GBP	39,000	71,852
4.5% 9/7/34	GBP	105,000	200,720
4.5% 12/7/42	GBP	421,000	841,440
TOTAL UNITED KINGDOM			1,452,017
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,646,053)			27,462,035
Preferred Securities - 10.1%

France - 3.0%
Credit Agricole SA 6.625% (Reg. S) (c)(e)		1,250,000	1,230,798
EDF SA 5.625% (Reg. S) (c)(e)		300,000	292,941
TOTAL FRANCE			1,523,739
Germany - 0.4%
Deutsche Bank AG 7.5% (c)(e)		200,000	205,110
Ireland - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	300,000	331,603
Netherlands - 0.7%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	350,000	336,247
Switzerland - 1.4%
UBS Group AG 7.125% (Reg. S) (c)(e)		645,000	715,424
United Kingdom - 2.2%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,101,445
Preferred Securities - continued
		Principal Amount (a)	Value
United States of America - 1.7%
JPMorgan Chase & Co.:
6% (c)(e)		$ 837,000	$ 856,711
6.75% (c)(e)		7,000	7,826
TOTAL UNITED STATES OF AMERICA			864,537
TOTAL PREFERRED SECURITIES (Cost $5,024,617)			5,078,105
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $53,777,071)	49,522,261
NET OTHER ASSETS (LIABILITIES) - 1.5%	770,289
NET ASSETS - 100%	$ 50,292,550
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	March 2016	$ 1,278,051	$ (11,302)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	493,602	(9,736)
6 Eurex Euro-Oat Contracts (Germany)	March 2016	978,401	(15,714)
9 TME 10 Year Canadian Note Contracts (Canada)	March 2016	917,041	15,560
TOTAL BOND INDEX CONTRACTS		3,667,095	(21,192)
Sold
Bond Index Contracts
2 Eurex Euro-Bund Contracts (Germany)	March 2016	343,239	239
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
2 ICE Long Gilt Contracts (United Kingdom)	March 2016	$ 344,285	$ 2,462
13 ICE Medium Gilt Contracts (United Kingdom)	March 2016	2,117,305	6,156
TOTAL BOND INDEX CONTRACTS		2,804,829	8,857
Treasury Contracts
12 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	1,510,875	2,507
3 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	354,961	908
TOTAL TREASURY CONTRACTS		1,865,836	3,415
TOTAL SOLD		4,670,665	12,272
		$ 8,337,760	$ (8,920)

The face value of futures purchased as a percentage of net assets is 7.3%

The face value of futures sold as a percentage of net assets is 9.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,144,173.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/ (Depreciation)
1/4/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,323	$ 68
2/5/16	AUD	Citibank, N.A.	Sell	127,000	91,688	(712)
2/5/16	AUD	Credit Suisse Intl.	Buy	97,000	68,725	1,848
2/5/16	AUD	Credit Suisse Intl.	Sell	51,000	37,040	(65)
2/5/16	AUD	Goldman Sachs Bank USA	Sell	54,000	38,772	(516)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	AUD	JPMorgan Chase Bank, N.A.	Sell	36,000	$ 26,247	$ 55
2/5/16	CAD	Citibank, N.A.	Sell	82,000	61,552	2,287
2/5/16	CAD	Credit Suisse Intl.	Buy	93,000	66,958	258
2/5/16	CAD	Credit Suisse Intl.	Buy	1,499,000	1,124,401	(41,000)
2/5/16	CAD	Goldman Sachs Bank USA	Sell	71,000	52,200	885
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Buy	386,000	289,983	(11,001)
2/5/16	CAD	JPMorgan Chase Bank, N.A.	Sell	27,000	20,152	637
2/5/16	CHF	Citibank, N.A.	Buy	28,000	27,393	600
2/5/16	CHF	Credit Suisse Intl.	Sell	29,000	29,003	10
2/5/16	CHF	Credit Suisse Intl.	Sell	69,000	68,107	(877)
2/5/16	CHF	Goldman Sachs Bank USA	Sell	53,000	53,947	960
2/5/16	CZK	Citibank, N.A.	Buy	5,126,000	202,837	3,470
2/5/16	DKK	Citibank, N.A.	Sell	121,000	17,298	(339)
2/5/16	EUR	Citibank, N.A.	Buy	507,000	537,137	14,278
2/5/16	EUR	Citibank, N.A.	Sell	31,000	32,870	(846)
2/5/16	EUR	Citibank, N.A.	Sell	33,000	35,198	(693)
2/5/16	EUR	Citibank, N.A.	Sell	191,000	210,177	2,444
2/5/16	EUR	Citibank, N.A.	Sell	195,000	212,076	(7)
2/5/16	EUR	Citibank, N.A.	Sell	230,000	244,589	(5,560)
2/5/16	EUR	Credit Suisse Intl.	Buy	36,000	39,399	(245)
2/5/16	EUR	Credit Suisse Intl.	Buy	65,000	71,143	(449)
2/5/16	EUR	Credit Suisse Intl.	Sell	35,000	37,109	(957)
2/5/16	EUR	Credit Suisse Intl.	Sell	45,000	49,560	618
2/5/16	EUR	Credit Suisse Intl.	Sell	49,000	53,674	382
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	28,345	(68)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Buy	47,000	49,804	1,313
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	$ 28,562	$ 285
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	39,000	42,700	283
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	87,000	95,427	805
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	321,000	341,073	(8,047)
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	597,000	637,387	(11,912)
2/5/16	EUR	Morgan Stanley Cap. Group	Buy	4,363,000	4,648,798	96,414
2/5/16	GBP	Citibank, N.A.	Buy	18,000	27,005	(467)
2/5/16	GBP	Citibank, N.A.	Buy	19,000	28,765	(753)
2/5/16	GBP	Citibank, N.A.	Buy	227,000	342,005	(7,334)
2/5/16	GBP	Citibank, N.A.	Sell	18,000	27,130	592
2/5/16	GBP	Citibank, N.A.	Sell	48,000	73,131	2,364
2/5/16	GBP	Credit Suisse Intl.	Sell	23,000	34,573	664
2/5/16	GBP	Goldman Sachs Bank USA	Sell	48,000	71,832	1,065
2/5/16	GBP	Goldman Sachs Bank USA	Sell	2,241,000	3,409,637	105,672
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Buy	58,000	85,502	9
2/5/16	GBP	JPMorgan Chase Bank, N.A.	Sell	18,000	27,131	593
2/5/16	HKD	JPMorgan Chase Bank, N.A.	Buy	393,000	50,725	(2)
2/5/16	ILS	Goldman Sachs Bank USA	Sell	112,000	28,904	106
2/5/16	ILS	JPMorgan Chase Bank, N.A.	Buy	201,000	51,882	(199)
2/5/16	JPY	Citibank, N.A.	Sell	3,450,000	28,225	(497)
2/5/16	JPY	Citibank, N.A.	Sell	112,550,000	914,922	(22,097)
2/5/16	JPY	Credit Suisse Intl.	Sell	5,400,000	44,776	(180)
2/5/16	JPY	Credit Suisse Intl.	Sell	20,800,000	173,029	(139)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	JPY	Goldman Sachs Bank USA	Sell	17,850,000	$ 145,470	$ (3,138)
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	116,400,000	947,483	21,589
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Buy	541,800,000	4,397,267	113,412
2/5/16	KRW	Barclays Bank PLC	Buy	60,313,000	50,854	420
2/5/16	KRW	Citibank, N.A.	Buy	128,700,000	110,939	(1,526)
2/5/16	KRW	Citibank, N.A.	Sell	839,100,000	715,199	1,852
2/5/16	KRW	Goldman Sachs Bank USA	Sell	76,300,000	64,345	(520)
2/5/16	KRW	JPMorgan Chase Bank, N.A.	Sell	31,400,000	26,683	(11)
2/5/16	MXN	Citibank, N.A.	Buy	893,000	51,602	94
2/5/16	MXN	Citibank, N.A.	Sell	3,493,000	207,058	4,850
2/5/16	MXN	Credit Suisse Intl.	Buy	974,000	56,577	(193)
2/5/16	MXN	Goldman Sachs Bank USA	Sell	537,000	31,385	298
2/5/16	MXN	JPMorgan Chase Bank, N.A.	Sell	459,000	27,375	803
2/5/16	MYR	Citibank, N.A.	Sell	245,000	55,747	(1,182)
2/5/16	NOK	JPMorgan Chase Bank, N.A.	Sell	50,000	5,754	107
2/5/16	NZD	Goldman Sachs Bank USA	Sell	78,000	52,301	(931)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	17,000	11,504	(98)
2/5/16	NZD	JPMorgan Chase Bank, N.A.	Sell	79,000	50,767	(3,148)
2/5/16	PLN	Citibank, N.A.	Buy	1,925,000	480,169	10,207
2/5/16	PLN	Goldman Sachs Bank USA	Sell	161,000	40,353	(660)
2/5/16	RUB	Goldman Sachs Bank USA	Sell	2,236,000	31,471	1,105
2/5/16	SEK	Credit Suisse Intl.	Sell	219,000	25,991	23
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	60,000	7,034	81
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (a)	Unrealized Appreciation/(Depreciation)
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Buy	8,106,000	$ 927,407	$ 33,769
2/5/16	SEK	JPMorgan Chase Bank, N.A.	Sell	2,471,000	GBP 190,793	(11,710)
2/5/16	THB	Credit Suisse Intl.	Buy	1,068,000	29,585	56
2/5/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,745,000	48,200	(231)
2/5/16	TRY	Citibank, N.A.	Buy	288,000	98,122	(273)
2/5/16	TRY	Citibank, N.A.	Sell	131,000	44,218	(289)
2/5/16	ZAR	Citibank, N.A.	Sell	3,277,000	225,926	15,257
2/5/16	ZAR	Credit Suisse Intl.	Buy	231,000	15,026	(176)
2/5/16	ZAR	Credit Suisse Intl.	Buy	328,000	21,575	(489)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	3,330,000	232,852	(18,777)
2/5/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	364,000	25,009	1,609
						$ 286,183

For the period, the average contract value for foreign currency contracts was $27,397,592. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	600,000	$ (4,145)	$ (2,274)	$ (6,419)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	100,000	$ (13,683)	$ 12,639	$ (1,044)
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse Intl.	1%	EUR	125,000	(17,104)	17,435	331
TOTAL SELL PROTECTION							(30,787)	30,074	(713)
TOTAL CREDIT DEFAULT SWAPS							$ (34,932)	$ 27,800	$ (7,132)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend
(a) Amount is stated in United States dollars unless otherwise noted.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,514,793 or 3.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $135,418.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,982,121	$ -	$ 16,982,121	$ -
Foreign Government and Government Agency Obligations	27,462,035	-	27,462,035	-
Preferred Securities	5,078,105	-	5,078,105	-
Total Investments in Securities:	$ 49,522,261	$ -	$ 49,522,261	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 444,497	$ -	$ 444,497	$ -
Futures Contracts	27,832	27,832	-	-
Total Assets	$ 472,329	$ 27,832	$ 444,497	$ -
Liabilities
Foreign Currency Contracts	$ (158,314)	$ -	$ (158,314)	$ -
Futures Contracts	(36,752)	(36,752)	-	-
Swaps	(34,932)	-	(34,932)	-
Total Liabilities	$ (229,998)	$ (36,752)	$ (193,246)	$ -
Total Derivative Instruments:	$ 242,331	$ (8,920)	$ 251,251	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (c)	$ -	$ (34,932)
Foreign Exchange Risk
Foreign Currency Contracts (a)	444,497	(158,314)
Interest Rate Risk
Futures Contracts (b)	27,832	(36,752)
Total Value of Derivatives	$ 472,329	$ (229,998)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.
Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received (b)	Collateral Pledged (b)	Net (a)
JPMorgan Chase Bank, N.A.	$ 175,418	$ (65,204)	$ -	$ -	$ 110,214
Goldman Sachs Bank USA	110,091	(5,765)	-	-	104,326
Morgan Stanley Cap. Group	96,414	-	-	-	96,414
Citibank, N.A.	58,295	(46,720)	-	-	11,575
Credit Suisse Intl.	3,859	(75,557)	-	-	(71,698)
Barclays Bank PLC	420	-	-	-	420
Exchange Traded Futures	27,832	(36,752)	-	8,920	-
Total	$ 472,329	$ (229,998)

(a) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

(b) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,777,071)		$ 49,522,261
Foreign currency held at value (cost $87,913)		87,682
Unrealized appreciation on foreign currency contracts		444,497
Receivable for fund shares sold		13,818
Interest receivable		591,756
Distributions receivable from Fidelity Central Funds		29
Receivable for daily variation margin for derivative instruments		6,929
Prepaid expenses		129
Receivable from investment adviser for expense reductions		20,490
Other receivables		113
Total assets		50,687,704

Liabilities
Payable to custodian bank	$ 25,688
Unrealized depreciation on foreign currency contracts	158,314
Payable for fund shares redeemed	54,787
Bi-lateral OTC swaps, at value	34,932
Accrued management fee	23,812
Distribution and service plan fees payable	3,306
Other affiliated payables	7,426
Other payables and accrued expenses	86,889
Total liabilities		395,154

Net Assets		$ 50,292,550
Net Assets consist of:
Paid in capital		$ 55,722,215
Distributions in excess of net investment income		(1,322,164)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,999,337)
Net Assets		$ 50,292,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($3,082,759 ÷ 375,429 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class T: Net Asset Value and redemption price per share ($2,353,188 ÷ 286,632 shares)	$ 8.21

Maximum offering price per share (100/96.00 of $8.21)	$ 8.55
Class C: Net Asset Value and offering price per share ($2,512,546 ÷ 306,346 shares)A	$ 8.20

International Bond: Net Asset Value, offering price and redemption price per share ($40,117,778 ÷ 4,882,626 shares)	$ 8.22

Class I: Net Asset Value, offering price and redemption price per share ($2,226,279 ÷ 271,068 shares)	$ 8.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 192,980
Interest		1,569,212
Income from Fidelity Central Funds		489
Income before foreign taxes withheld		1,762,681
Less foreign taxes withheld		(20,802)
Total income		1,741,879

Expenses
Management fee	$ 326,213
Transfer agent fees	70,528
Distribution and service plan fees	43,062
Accounting fees and expenses	30,155
Custodian fees and expenses	12,331
Independent trustees' compensation	240
Registration fees	63,758
Audit	148,734
Legal	178
Miscellaneous	4,355
Total expenses before reductions	699,554
Expense reductions	(219,925)	479,629
Net investment income (loss)		1,262,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,731,860)
Foreign currency transactions	(1,428,027)
Futures contracts	(194,472)
Swaps	37,047
Total net realized gain (loss)		(4,317,312)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,116,404)
Assets and liabilities in foreign currencies	697,706
Futures contracts	72,925
Swaps	(7,132)
Total change in net unrealized appreciation (depreciation)		(1,352,905)
Net gain (loss)		(5,670,217)
Net increase (decrease) in net assets resulting from operations		$ (4,407,967)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,262,250	$ 1,343,714
Net realized gain (loss)	(4,317,312)	(2,357,208)
Change in net unrealized appreciation (depreciation)	(1,352,905)	(1,945,099)
Net increase (decrease) in net assets resulting from operations	(4,407,967)	(2,958,593)
Distributions to shareholders from net investment income	-	(529,223)
Distributions to shareholders from net realized gain	-	(207,071)
Return of capital	(1,555,676)	(545,190)
Total distributions	(1,555,676)	(1,281,484)
Share transactions - net increase (decrease)	(4,719,681)	7,271,463
Total increase (decrease) in net assets	(10,683,324)	3,031,386

Net Assets
Beginning of period	60,975,874	57,944,488
End of period (including distributions in excess of net investment income of $1,322,164 and distributions in excess of net investment income of $2,631,416, respectively)	$ 50,292,550	$ 60,975,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class A

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.529)	(.549)	.334
Total from investment operations	(.684)	(.353)	(.372)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.216)	(.071)	(.182)	-
Total distributions	(.216)	(.167)	(.198)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C, D	(7.58)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.42%	1.39%	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083	$ 3,152	$ 3,103	$ 2,768
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class T

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.171	.176	.177	.083
Net realized and unrealized gain (loss)	(.854)	(.519)	(.558)	.334
Total from investment operations	(.683)	(.343)	(.381)	.417
Distributions from net investment income	-	(.068) I	-	(.080)
Distributions from net realized gain	-	(.028) I	(.016)	(.137)
Return of capital	(.217)	(.071)	(.183)	-
Total distributions	(.217)	(.167)	(.199)	(.217)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.62	$ 10.20
Total ReturnB, C, D	(7.57)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.49%	1.41%	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.99%	1.81%	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 2,644	$ 3,045	$ 2,827
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class C

Years ended December 31,	2015	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.103	.103	.036
Net realized and unrealized gain (loss)	(.852)	(.528)	(.543)	.326
Total from investment operations	(.745)	(.425)	(.440)	.362
Distributions from net investment income	-	(.033) I	-	(.035)
Distributions from net realized gain	-	(.022) I	(.016)	(.137)
Return of capital	(.155)	(.040)	(.114)	-
Total distributions	(.155)	(.095)	(.130)	(.172)
Net asset value, end of period	$ 8.20	$ 9.10	$ 9.62	$ 10.19
Total ReturnB, C, D	(8.25)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.25%	2.17%	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%A
Net investment income (loss)	1.24%	1.06%	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,513	$ 2,713	$ 2,823	$ 2,797
Portfolio turnover rateG	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I The amount shown reflects certain reclassifications related to book to tax differences.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.200	.203	.099
Net realized and unrealized gain (loss)	(.844)	(.531)	(.551)	.333
Total from investment operations	(.651)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.22	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.22)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.11%	1.06%	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,118	$ 50,257	$ 46,347	$ 87,752
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity International Bond Fund Class I

Years ended December 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.193	.201	.201	.099
Net realized and unrealized gain (loss)	(.854)	(.532)	(.549)	.333
Total from investment operations	(.661)	(.331)	(.348)	.432
Distributions from net investment income	-	(.078) H	-	(.095)
Distributions from net realized gain	-	(.030) H	(.016)	(.137)
Return of capital	(.239)	(.081)	(.206)	-
Total distributions	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$ 8.21	$ 9.11	$ 9.63	$ 10.20
Total ReturnB, C	(7.33)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.15%	1.12%	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%A
Expenses net of all reductions	.75%	.75%	.75%	.75%A
Net investment income (loss)	2.24%	2.06%	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,226	$ 2,210	$ 2,627	$ 2,664
Portfolio turnover rateF	94%	145%	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H The amount shown reflects certain reclassifications related to book to tax differences.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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day responsibility for the valuation of Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or

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security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, losses deferred due to wash sales, futures contracts, excise tax regulations and capital loss carryforwards.

For the periods ended December 31, 2015 and December 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,070,033
Gross unrealized depreciation	(5,482,653)
Net unrealized appreciation (depreciation) on securities	$ (4,412,620)
Tax Cost	$ 53,934,881

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (4,419,892)

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The Fund intends to elect to defer to its next fiscal year $730,612 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ -	$ 647,597
Long-term Capital Gains	-	88,697
Return of Capital	1,555,676	545,190
Total	$ 1,555,676	$ 1,281,484

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the

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Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (85,149)	$ -
Swaps	37,047	(7,132)
Total Credit Risk	(48,102)	(7,132)
Foreign Exchange Risk
Foreign Currency Contracts	(1,395,903)	679,174
Interest Rate Risk
Futures Contracts	(194,472)	72,925
TotalsA	$ (1,638,477)	$ 744,967

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

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Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

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sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

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Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

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Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,958,096 and $58,062,097, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,085	$ 5,027
Class T	-%	.25%	6,368	4,832
Class C	.75%	.25%	26,609	21,295
			$ 43,062	$ 31,154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	193
Class C A	160
$ 526

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 7,106.18
Class T	5,863.23
Class C	6,335.24
International Bond	47,982.10
Class I	3,242.15
	$ 70,528

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

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7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 16,577
Class T	1.00%	12,471
Class C	1.75%	13,205
International Bond	.75%	168,594
Class I	.75%	8,944
		$ 219,791

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $134.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ -	$ 24,003
Class T	-	21,756
Class C	-	10,667
International Bond	-	451,022
Class I	-	21,775
Total	$ -	$ 529,223

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Years ended December 31,	2015	2014
From net realized gain
Class A	$ -	$ 10,010
Class T	-	8,730
Class C	-	6,732
International Bond	-	173,548
Class I	-	8,051
Total	$ -	$ 207,071

From Return of Capital
Class A	$ 92,680	$ 25,185
Class T	64,148	22,573
Class C	47,688	12,883
International Bond	1,289,946	462,464
Class I	61,214	22,085
Total	$ 1,555,676	$ 545,190

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	831,352	80,725	$ 7,041,814	$ 789,817
Reinvestment of distributions	10,804	6,086	92,088	58,753
Shares redeemed	(812,855)	(63,069)	(6,818,534)	(594,551)
Net increase (decrease)	29,301	23,742	$ 315,368	$ 254,019
Class T
Shares sold	23,721	40,791	$ 205,999	$ 394,700
Reinvestment of distributions	7,477	5,482	63,952	52,982
Shares redeemed	(34,890)	(72,326)	(297,222)	(685,892)
Net increase (decrease)	(3,692)	(26,053)	$ (27,271)	$ (238,210)
Class C
Shares sold	72,437	78,804	$ 622,644	$ 770,057
Reinvestment of distributions	5,503	3,121	47,135	30,093
Shares redeemed	(69,795)	(77,178)	(593,393)	(718,302)
Net increase (decrease)	8,145	4,747	$ 76,386	$ 81,848
International Bond
Shares sold	1,426,843	2,797,251	$ 12,415,575	$ 27,442,882
Reinvestment of distributions	144,614	105,890	1,238,087	1,022,343
Shares redeemed	(2,204,434)	(2,201,421)	(18,982,840)	(21,019,877)
Net increase (decrease)	(632,977)	701,720	$ (5,329,178)	$ 7,445,348

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class I
Shares sold	24,646	12,304	$ 210,959	$ 122,892
Reinvestment of distributions	7,163	5,357	61,214	51,786
Shares redeemed	(3,262)	(48,016)	(27,159)	(446,220)
Net increase (decrease)	28,547	(30,355)	$ 245,014	$ (271,542)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 57% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity International Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.75% through February 29, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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IBZ-UANN-0216
1.939050.103
Contents Note to shareholders Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Strategic Income

Fund

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

On February 1, 2015, Fidelity modified the fund's Composite benchmark to include a five-percentage-point increase to high-yield debt and a corresponding decrease in U.S. government and investment-grade debt. This was achieved by establishing a new, 5% allocation to floating-rate loans within the fund's already existing high-yield securities category, while also reducing exposure to investment-grade securities by a corresponding amount.

As a result, the fund's overall credit quality decreased, but its sensitivity to shifts in interest rates also has been reduced.

The benchmarks for the emerging-markets debt and foreign developed-markets debt sleeves were changed to the Barclays® Emerging Markets Aggregate USD Bond Index and the Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index, respectively. We believe these indexes better reflect the broader opportunities available in those markets.

Additionally, the fund's SEC benchmark became the Barclays U.S. Universal Bond Index, a multisector fixed-income index that closely aligns with the asset classes in the fund's investment universe.

Importantly, the fund's investment approach did not change. We believe these enhancements have improved - and should continue to improve - asset allocation flexibility and help us to take greater advantage of Fidelity's investment expertise while positioning the fund to meet our shareholders' expectations.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	-1.62%	3.53%	5.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index and Barclays U.S. Universal Bond IndexA performed over the same period.

A Effective February 1, 2015, the fund began comparing its performance to the Barclays U.S. Universal Bond Index rather than The BofA Merrill Lynch US High Yield Constrained Index because the Barclays U.S. Universal Bond Index conforms more closely to the fund's investment policies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the year ending December 31, 2015, the Fidelity Strategic Income Composite Index returned -2.36%. Among the asset classes that make up the Composite index, emerging-markets debt (EMD) fared best, up 1.29% according to the Barclays Emerging Markets Aggregate USD Bond Index. After a stretch of underperformance, EMD rebounded, benefiting from investor's increasing appetite for risk later in the year. The index was lifted in particular by Argentina and Venezuela, two of the top-performing markets in the EMD universe. Back in the U.S., government bonds and floating-rate high-yield securities also recorded positive results, albeit more modest. Accordingly, the Barclays U.S. Government Bond Index and the S&P/LSTA Leveraged Performing Loan Index returned 0.86% and 0.10%, respectively. On the negative side, U.S. high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index returned -4.61%. A steep drop in the energy and materials sectors, compounded by market liquidity concerns, drove a sell-off in the high-yield market during the second half of 2015. Turning to foreign developed markets, the Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index returned -6.77%. Here, the U.S. dollar's relative strength was a detractor for a large majority of countries and regions.

Comments from Lead Co-Portfolio Manager Joanna Bewick: For the 12 months, the fund returned -1.62%, outpacing its Composite benchmark through successful security selection within the fund's subportfolios. Specifically, security selection within the high-yield debt sleeve was by far the biggest relative contributor. Both market allocation and security selection significantly helped the subportfolio's relative performance. Included were several individual holdings in energy, plus an underweighting in this poor-performing sector. An underweighting in metals & mining - another sector hard hit by volatile commodities prices - also was a plus. The emerging-markets and foreign developed-markets debts sleeves also outperformed their respective benchmarks, lifting the fund's relative results. Meanwhile, the floating-rate high-yield debt subportfolio underperformed its benchmark, which detracted. Asset allocation decisions had mixed results the past year. While an underweighting in U.S. government debt and an overweighting in high-yield debt weighed on relative performance, it helped to underweight foreign developed-markets debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Actual	.71%	$ 1,000.00	$ 969.10	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of December 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	14.3
Ginnie Mae guaranteed REMIC pass-thru certificates	2.9	1.9
Japan Government	2.7	2.7
Freddie Mac	1.9	1.7
Ally Financial, Inc.	1.5	0.4
	21.4
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.7	11.0
Consumer Discretionary	11.7	11.3
Energy	6.1	7.5
Telecommunication Services	5.8	5.2
Information Technology	4.8	4.4
Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations† 20.3%	U.S. Government and U.S. Government Agency Obligations† 20.5%
AAA,AA,A 7.9%	AAA,AA,A 10.4%
BBB 12.2%	BBB 8.9%
BB 21.1%	BB 20.1%
B 17.6%	B 18.9%
CCC,CC,C 6.6%	CCC,CC,C 6.7%
D 0.0%	D 0.0%
Not Rated 5.3%	Not Rated 5.1%
Equities 5.3%	Equities 5.8%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 3.6%

† Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2015*	As of June 30, 2015**
Preferred Securities 3.6%	Preferred Securities 3.1%
Corporate Bonds 44.5%	Corporate Bonds 43.0%
U.S. Government and U.S. Government Agency Obligations† 20.3%	U.S. Government and U.S. Government Agency Obligations† 20.5%
Foreign Government & Government Agency Obligations 15.3%	Foreign Government & Government Agency Obligations 16.5%
Bank Loan Obligations 7.2%	Bank Loan Obligations 7.4%
Stocks 5.3%	Stocks 5.8%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.7%	Short-Term Investments and Net Other Assets (Liabilities) 3.6%

* Foreign investments	35.5%	** Foreign investments	35.0%
* Futures and swaps	0.8%	** Futures and swaps	1.7%
† Includes NCUA Guaranteed Notes
Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 44.4%
		Principal Amount (000s) (f)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (f)		$ 787	$ 535
Nonconvertible Bonds - 44.4%
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.7%
Affinia Group, Inc. 7.75% 5/1/21		870	885
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,893
6% 9/15/23		2,915	2,922
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,250	2,258
Delphi Corp. 5% 2/15/23		7,707	8,154
Exide Technologies 11% 4/30/20 pay-in-kind		756	615
International Automotive Components Group SA 9.125% 6/1/18 (i)		4,835	4,134
Lear Corp. 4.75% 1/15/23		5,380	5,407
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (i)(m)		2,640	2,772
6.75% 11/15/22 pay-in-kind (i)(m)		3,510	3,756
Tenedora Nemak SA de CV 5.5% 2/28/23 (i)		6,500	6,516
Tenneco, Inc. 6.875% 12/15/20		5,580	5,775
Tupy Overseas SA 6.625% 7/17/24 (i)		1,445	1,261
			47,348
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	1,944
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (i)		1,285	1,301
LKQ Corp. 4.75% 5/15/23		935	877
			2,178
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (i)(m)		19,875	12,323
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (i)		1,605	1,304
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (i)	BRL	21,513	4,989
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		25,960	21,287
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,332
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP:
5.625% 3/1/23		$ 3,575	$ 3,629
6% 6/1/25		7,540	7,653
Landry's Acquisition Co. 9.375% 5/1/20 (i)		780	821
LTF Merger Sub, Inc. 8.5% 6/15/23 (i)		3,805	3,634
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (i)(m)		998	993
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (i)		995	975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		3,735	3,548
11% 10/1/21		9,380	8,512
Playa Resorts Holding BV 8% 8/15/20 (i)		4,265	4,329
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,785
Six Flags Entertainment Corp. 5.25% 1/15/21 (i)		6,400	6,480
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (e)(i)		340	0
			73,271
Household Durables - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (i)		2,685	2,484
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (i)		2,210	2,130
Calatlantic Group, Inc.:
8.375% 5/15/18		2,005	2,238
8.375% 1/15/21		3,850	4,466
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,656
4.75% 2/15/23		3,380	3,443
5.75% 8/15/23		1,870	1,993
Lennar Corp. 4.5% 11/15/19		2,975	3,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,549
6.875% 2/15/21		5,380	5,541
8.25% 2/15/21 (m)		6,135	5,905
9.875% 8/15/19		1,069	1,077
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Springs Industries, Inc. 6.25% 6/1/21		$ 1,270	$ 1,257
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (i)		2,895	2,859
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,793
5.625% 1/15/24		1,105	1,144
5.875% 2/15/22		4,920	5,166
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,282
5.875% 6/15/24		5,630	5,475
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,020
			87,503
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (i)		3,420	3,591
5.75% 3/1/24 (i)		3,860	3,966
5.875% 2/15/25 (i)		8,940	9,164
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	5,868
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,950	3,733
			26,322
Media - 4.1%
Altice SA:
5.375% 7/15/23 (i)		6,575	6,591
7.625% 2/15/25 (i)		10,056	8,673
7.75% 5/15/22 (i)		23,900	21,570
AMC Entertainment, Inc. 5.75% 6/15/25		5,720	5,749
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,625
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,100	7,743
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	884
5.625% 2/15/24		935	961
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	11,880
5.125% 5/1/23 (i)		4,805	4,805
5.375% 5/1/25 (i)		4,805	4,781
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.75% 9/1/23		$ 3,975	$ 4,074
5.75% 1/15/24		3,925	4,033
6.625% 1/31/22		3,035	3,198
CCOH Safari LLC 5.75% 2/15/26 (i)		6,505	6,521
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (i)		11,900	10,710
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,095
5.125% 12/15/22		1,250	1,241
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (m)		4,383	1,158
Columbus International, Inc. 7.375% 3/30/21 (i)		2,360	2,336
Comcast Corp. 5.5% 11/23/29	GBP	2,250	4,025
DISH DBS Corp. 5% 3/15/23		5,564	4,827
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (i)		1,895	1,867
Gannett Co., Inc.:
4.875% 9/15/21 (i)		2,940	2,947
5.5% 9/15/24 (i)		2,940	2,940
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (i)		4,475	4,028
4.875% 4/11/22 (i)		1,665	1,611
Grupo Televisa SA de CV:
4.625% 1/30/26		755	746
6.125% 1/31/46		1,290	1,282
6.625% 3/18/25		1,985	2,256
Liberty Media Corp.:
8.25% 2/1/30		5,610	5,582
8.5% 7/15/29		3,845	3,874
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (m)		12,625	13,383
MDC Partners, Inc. 6.75% 4/1/20 (i)		4,695	4,836
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (i)(m)		8,205	8,123
Myriad International Holding BV:
5.5% 7/21/25 (i)		1,940	1,866
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Myriad International Holding BV: - continued
6% 7/18/20 (i)		$ 1,540	$ 1,638
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (i)		2,155	2,128
Numericable Group SA:
4.875% 5/15/19 (i)		6,080	6,027
6% 5/15/22 (i)		33,090	32,097
6.25% 5/15/24 (i)		33,197	32,035
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,594
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (i)		2,335	2,358
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,216
Sirius XM Radio, Inc.:
4.25% 5/15/20 (i)		5,085	5,136
4.625% 5/15/23 (i)		2,100	2,058
5.25% 8/15/22 (i)		6,040	6,372
5.375% 4/15/25 (i)		4,160	4,186
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,721
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,465	4,396
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (i)		4,720	4,708
VTR Finance BV 6.875% 1/15/24 (i)		5,135	4,724
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (i)(m)		885	817
WMG Acquisition Corp. 5.625% 4/15/22 (i)		860	836
			301,868
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,119
Jaguar Land Rover PLC 4.25% 11/15/19 (i)		3,990	4,030
L Brands, Inc.:
5.625% 10/15/23		3,955	4,192
6.875% 11/1/35 (i)		4,240	4,357
L Brands, Inc. 5.625% 2/15/22		6,025	6,402
Sally Holdings LLC 5.625% 12/1/25		3,320	3,353
Sonic Automotive, Inc. 5% 5/15/23		685	651
			24,104
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 4.5% 12/15/22		$ 9,300	$ 9,091
TOTAL CONSUMER DISCRETIONARY			585,952
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		2,940	3,021
4.75% 11/15/24		3,980	4,060
			7,081
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (i)(m)		5,275	4,484
9.25% 2/15/19 (i)		8,385	8,448
ESAL GmbH 6.25% 2/5/23 (i)		11,710	10,334
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (i)		1,145	1,059
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,100	3,854
Rite Aid Corp.:
6.125% 4/1/23 (i)		7,720	7,990
6.75% 6/15/21		10,380	10,873
9.25% 3/15/20		3,130	3,310
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (i)		1,245	1,312
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (i)		3,820	3,763
			55,427
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,450
Barry Callebaut Services NV 5.5% 6/15/23 (i)		5,025	5,271
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (i)		4,715	4,904
Gruma S.A.B. de CV 4.875% 12/1/24 (i)		1,900	1,943
JBS Investments GmbH 7.25% 4/3/24 (i)		13,175	12,022
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (i)		6,790	5,907
5.875% 7/15/24 (i)		2,085	1,887
7.25% 6/1/21 (i)		2,630	2,610
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.: - continued
8.25% 2/1/20 (i)		$ 2,900	$ 2,900
Mondelez International, Inc.:
1.625% 3/8/27	EUR	3,600	3,579
2.375% 3/6/35	EUR	2,250	2,117
Pilgrim's Pride Corp. 5.75% 3/15/25 (i)		5,810	5,650
Post Holdings, Inc.:
6% 12/15/22 (i)		2,140	2,097
7.375% 2/15/22		2,105	2,194
7.75% 3/15/24 (i)		3,025	3,169
8% 7/15/25 (i)		1,515	1,606
Sigma Alimentos SA de CV 6.875% 12/16/19 (i)		1,735	1,882
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,405
			65,593
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (i)		2,485	2,336
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (i)		3,975	4,074
6.375% 11/15/20		1,205	1,280
6.625% 11/15/22		1,425	1,503
			9,193
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (i)		1,065	969
Prestige Brands, Inc. 8.125% 2/1/20		675	699
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,364
			17,032
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	2,412	2,122
TOTAL CONSUMER STAPLES			156,448
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,109
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,355
Forbes Energy Services Ltd. 9% 6/15/19		3,455	1,658
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21		$ 5,100	$ 4,233
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	70
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,902
MPLX LP 5.5% 2/15/23 (i)		2,780	2,433
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,975	1,668
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,453
Trinidad Drilling Ltd. 7.875% 1/15/19 (i)		1,450	1,276
Unit Corp. 6.625% 5/15/21		785	565
			19,722
Oil, Gas & Consumable Fuels - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	4,852
4.875% 3/15/24		2,345	1,879
Afren PLC:
6.625% 12/9/20 (e)(i)		4,567	47
10.25% 4/8/19 (Reg. S) (e)		5,411	55
American Energy-Permian Basin LLC/ AEPB Finance Corp. 13% 11/30/20 (i)		3,665	3,793
Antero Resources Corp. 5.625% 6/1/23 (i)		3,535	2,757
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,535	2,053
7.5% 9/15/20		1,690	1,477
Chaparral Energy, Inc. 9.875% 10/1/20		1,440	360
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	4,178
6.125% 3/1/22		6,900	4,796
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,100
Denbury Resources, Inc.:
4.625% 7/15/23		1,025	330
5.5% 5/1/22		330	110
6.375% 8/15/21		2,730	983
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	990
EDC Finance Ltd. 4.875% 4/17/20 (i)		10,050	8,808
Empresa Nacional de Petroleo 4.75% 12/6/21 (i)		805	813
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (i)		$ 3,755	$ 3,342
Energy Transfer Equity LP 5.5% 6/1/27		5,670	4,309
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		370	189
9.375% 5/1/20		3,250	2,072
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	1,651
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	1,732
Georgian Oil & Gas Corp. 6.875% 5/16/17 (i)		3,628	3,655
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	760
7% 6/15/23		3,820	3,132
Goodrich Petroleum Corp. 8.875% 3/15/18		1,287	51
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (i)		3,220	3,252
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (i)		3,550	2,947
5.75% 10/1/25 (i)		3,825	3,328
7.625% 4/15/21 (i)		3,870	3,715
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,237
Indo Energy Finance BV 7% 5/7/18 (i)		1,025	585
Jupiter Resources, Inc. 8.5% 10/1/22 (i)		8,935	3,574
Kinder Morgan, Inc. 1.5% 3/16/22	EUR	1,700	1,496
Kosmos Energy Ltd. 7.875% 8/1/21 (i)		1,910	1,538
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	4,747
MPLX LP 4.875% 12/1/24 (i)		5,825	5,228
Newfield Exploration Co.:
5.375% 1/1/26		3,205	2,532
5.625% 7/1/24		635	541
Noble Energy, Inc. 5.875% 6/1/22		4,095	3,896
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,929
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (i)		5,425	4,225
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (i)		16,168	3,234
Pan American Energy LLC 7.875% 5/7/21 (i)		1,750	1,711
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (i)		$ 4,610	$ 4,495
8.25% 2/15/20		8,170	8,456
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,616
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,750	8,714
8.625% 12/1/23 (m)		430	498
PetroBakken Energy Ltd. 8.625% 2/1/20 (i)		8,125	1,828
Petrobras Global Finance BV:
2.4605% 1/15/19 (m)		8,660	6,582
3% 1/15/19		8,820	6,703
6.25% 3/17/24		3,550	2,547
7.25% 3/17/44		1,900	1,283
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		6,445	5,059
5.875% 3/1/18		9,395	8,362
6.875% 1/20/40		11,180	7,267
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	2,202
5.5% 4/12/37		1,965	712
6% 5/16/24 (i)		2,210	818
6% 11/15/26 (i)		1,750	643
8.5% 11/2/17 (i)		29,797	15,867
9.75% 5/17/35 (i)		9,110	3,781
12.75% 2/17/22 (i)		6,830	3,074
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,180
4.875% 1/18/24		3,305	3,082
5.5% 1/21/21		1,950	1,967
5.5% 6/27/44 (i)		3,000	2,257
5.5% 6/27/44		4,145	3,118
6.375% 1/23/45		5,285	4,473
6.5% 6/2/41		9,605	8,304
6.625% (i)(j)		17,890	16,548
PT Pertamina Persero:
4.875% 5/3/22 (i)		1,685	1,616
5.25% 5/23/21 (i)		1,880	1,876
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6% 5/3/42 (i)		$ 980	$ 802
6.5% 5/27/41 (i)		5,440	4,754
QEP Resources, Inc. 5.25% 5/1/23		5,080	3,607
Range Resources Corp. 5% 3/15/23		7,785	5,800
Repsol International Finance BV:
2.625% 5/28/20 (Reg. S)	EUR	3,500	3,876
3.625% 10/7/21 (Reg. S)	EUR	3,600	4,151
Rice Energy, Inc.:
6.25% 5/1/22		6,930	4,990
7.25% 5/1/23 (i)		1,505	1,099
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,513
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (i)		15,765	13,341
5.75% 5/15/24		3,450	3,002
SemGroup Corp. 7.5% 6/15/21		3,490	3,124
Sibur Securities Ltd. 3.914% 1/31/18 (i)		3,485	3,381
SM Energy Co. 5.625% 6/1/25		1,865	1,231
Southern Star Central Corp. 5.125% 7/15/22 (i)		2,360	1,947
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (i)		2,695	2,533
Teekay Corp.:
8.5% 1/15/20		3,285	2,217
8.5% 1/15/20 (i)		3,685	2,487
Teine Energy Ltd. 6.875% 9/30/22 (i)		4,205	3,385
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,510
Tesoro Corp.:
4.25% 10/1/17		2,530	2,587
5.125% 4/1/24		380	378
5.375% 10/1/22		2,850	2,857
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (i)		2,265	2,197
5.875% 10/1/20		1,423	1,366
6.125% 10/15/21		3,045	2,893
6.25% 10/15/22 (i)		4,426	4,194
Transportadora de Gas del Sur SA 9.625% 5/14/20 (i)		9,291	9,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		3,520	3,362
Western Refining, Inc. 6.25% 4/1/21		10,605	10,181
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc. 6% 1/15/22		$ 6,100	$ 4,270
YPF SA:
8.5% 7/28/25 (i)		4,085	3,891
8.75% 4/4/24 (i)		8,805	8,541
8.875% 12/19/18 (i)		5,175	5,233
Zhaikmunai International BV 7.125% 11/13/19 (i)		7,565	5,882
			393,999
TOTAL ENERGY			413,721
FINANCIALS - 10.1%
Banks - 4.1%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	4,650	6,341
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	3,900	4,455
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,062	2,080
Banco Hipotecario SA 9.75% 11/30/20 (i)		1,880	1,918
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (i)		3,545	3,288
5.75% 9/26/23 (i)		2,480	2,138
6.369% 6/16/18 (i)		1,900	1,867
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	6,664
Bank of Ireland 1.25% 4/9/20	EUR	10,950	11,988
Banque Centrale de Tunisie 5.75% 1/30/25 (i)		1,805	1,562
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (m)	EUR	3,450	3,742
10% 5/21/21	GBP	3,950	7,509
BBVA Bancomer SA 6.75% 9/30/22 (i)		1,150	1,265
BBVA Colombia SA 4.875% 4/21/25 (i)		1,145	1,096
BBVA Paraguay SA 9.75% 2/11/16 (i)		4,055	4,067
BPCE SA 2.75% 11/30/27 (Reg. S) (m)	EUR	5,900	6,425
CIT Group, Inc.:
5% 8/15/22		7,130	7,322
5.375% 5/15/20		9,060	9,490
5.5% 2/15/19 (i)		7,780	8,130
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	7,000	7,580
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (m)		$ 5,350	$ 5,521
Export Credit Bank of Turkey 5.875% 4/24/19 (i)		2,875	2,969
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,849
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		2,980	3,010
6.25% 4/30/19 (i)		3,230	3,391
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (i)		6,400	6,605
7.75% 7/5/17 (Reg. S)		900	929
GTB Finance BV:
6% 11/8/18 (i)		8,733	8,012
7.5% 5/19/16 (i)		3,005	2,999
HSBC Bank PLC 5% 3/20/23 (m)	GBP	8,250	12,681
HSBC Holdings PLC 3.375% 1/10/24 (m)	EUR	500	570
HSBK BV 7.25% 5/3/17 (i)		6,545	6,730
Industrial Senior Trust 5.5% 11/1/22 (i)		505	465
ING Bank NV:
6.125% 5/29/23 (m)	EUR	9,750	11,780
6.875% 5/29/23 (m)	GBP	10,750	17,274
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	3,750	4,088
1.125% 3/4/22	EUR	4,700	4,970
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	3,650
5.5% 8/6/22 (i)		3,255	2,950
6.2% 12/21/21 (Reg. S)		2,920	2,803
KBC Groep NV 1.875% 3/11/27 (Reg. S) (m)	EUR	8,900	9,416
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,950	5,194
Nacional Financiera SNC 3.375% 11/5/20 (i)		2,800	2,773
National Westminster Bank PLC 6.5% 9/7/21	GBP	6,620	11,041
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (i)		2,450	2,570
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	14,950	19,293
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	8,795
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	3,750	4,563
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
RSHB Capital SA 5.298% 12/27/17 (i)		$ 2,540	$ 2,543
SB Capital SA 5.5% 2/26/24 (i)(m)		5,335	4,685
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (i)		2,900	2,864
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (i)(m)		1,925	1,865
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	6,600	7,769
6.95% 10/31/22 (Reg. S)	EUR	5,300	6,731
Zenith Bank PLC 6.25% 4/22/19 (i)		9,320	8,383
			300,658
Capital Markets - 0.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (i)		5,860	5,810
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (m)	EUR	11,200	13,264
Criteria Caixaholding SA 1.625% 4/21/22	EUR	16,400	16,936
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	1,550	1,801
Morgan Stanley 5.375% 8/10/20	EUR	10,150	13,172
UBS Group Funding Ltd. 1.75% 11/16/22 (Reg. S)	EUR	3,525	3,835
			54,818
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,818
4.5% 5/15/21		7,350	7,469
4.625% 7/1/22		6,230	6,300
5% 10/1/21		1,860	1,916
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,747
4.625% 3/30/25		6,980	6,893
5.125% 9/30/24		17,375	17,788
8% 11/1/31		67,474	77,922
Credito Real S.A.B. de CV 7.5% 3/13/19 (i)		2,480	2,455
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	11,500	12,363
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,200
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,112
Navient Corp.:
5% 10/26/20		2,765	2,426
5.875% 10/25/24		5,975	4,780
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
5.5% 1/25/23		$ 19,455	$ 15,709
7.25% 1/25/22		11,040	10,322
8% 3/25/20		6,200	6,126
			199,346
Diversified Financial Services - 0.9%
Cimpor Financial Operations BV 5.75% 7/17/24 (i)		2,550	1,696
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	16,158
6% 8/1/20		22,405	22,593
MSCI, Inc.:
5.25% 11/15/24 (i)		2,430	2,466
5.75% 8/15/25 (i)		2,375	2,434
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (m)	EUR	11,700	13,484
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,350	1,271
7.75% 1/27/18		2,465	2,449
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	5,500	6,040
			68,591
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (i)		9,415	8,850
Allianz SE 2.241% 7/7/45 (Reg. S) (m)	EUR	5,500	5,493
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	3,100	4,109
Aviva PLC 3.375% 12/4/45 (Reg. S) (m)	EUR	2,200	2,278
Direct Line Insurance Group PLC 9.25% 4/27/42 (m)	GBP	850	1,538
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (i)		8,430	7,587
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (m)	EUR	250	282
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (m)	GBP	4,608	6,581
SCOR SE 3% 6/8/46 (Reg. S) (m)	EUR	3,700	3,903
			40,621
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		11,515	12,105
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	646
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		$ 3,670	$ 3,743
Omega Healthcare Investors, Inc. 5.875% 3/15/24		12,150	12,575
Prologis LP 3% 6/2/26	EUR	6,100	6,846
			35,915
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,317
5.25% 3/15/25		4,610	4,670
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	1,800	1,952
2.125% 7/9/22 (Reg. S)	EUR	2,558	2,800
3.125% 7/25/19	EUR	800	927
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,400	5,289
Howard Hughes Corp. 6.875% 10/1/21 (i)		9,230	9,415
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	238
11.5% 7/20/20 (Reg. S)		15	16
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (i)		6,295	6,295
			39,919
TOTAL FINANCIALS			739,868
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (i)		1,990	1,751
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (i)		1,715	1,604
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (i)		1,870	1,907
Hologic, Inc. 5.25% 7/15/22 (i)		4,120	4,202
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (i)		4,320	3,974
			11,687
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22		3,800	3,762
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 5,215	$ 5,163
5.25% 4/15/25		11,820	11,909
5.375% 2/1/25		7,665	7,569
5.875% 3/15/22		16,855	17,782
5.875% 5/1/23		6,100	6,253
5.875% 2/15/26		9,405	9,440
7.5% 2/15/22		10,195	11,291
HealthSouth Corp.:
5.75% 11/1/24		5,610	5,351
5.75% 11/1/24 (i)		2,435	2,322
InVentiv Health, Inc. 10% 8/15/18 (m)		795	787
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (i)		3,730	3,637
Quintiles Transnational Corp. 4.875% 5/15/23 (i)		2,960	2,975
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,670
5.5% 2/1/21		1,980	2,044
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	7,983
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,749
			104,687
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	2,900	3,143
Pharmaceuticals - 0.8%
Concordia Healthcare Corp. 7% 4/15/23 (i)		1,855	1,609
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (i)		4,800	4,776
6% 2/1/25 (i)		5,445	5,363
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (i)(m)		2,035	1,964
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (i)		5,022	5,461
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (i)		4,840	4,550
5.625% 12/1/21 (i)		1,395	1,283
5.875% 5/15/23 (i)		17,390	15,521
6.125% 4/15/25 (i)		7,390	6,596
6.75% 8/15/21 (i)		3,735	3,604
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.: - continued
7.5% 7/15/21 (i)		$ 1,315	$ 1,312
VPI Escrow Corp. 6.375% 10/15/20 (i)		6,815	6,576
			58,615
TOTAL HEALTH CARE			179,883
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,145	1,191
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (i)		2,400	2,445
5% 11/15/25 (i)		3,490	3,542
KLX, Inc. 5.875% 12/1/22 (i)		10,020	9,519
Triumph Group, Inc. 4.875% 4/1/21		4,250	3,424
			20,121
Airlines - 0.5%
Air Canada:
5.375% 11/15/22 (i)		1,248	1,258
7.75% 4/15/21 (i)		3,450	3,588
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,185
Aviation Capital Group Corp. 4.625% 1/31/18 (i)		3,026	3,087
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		533	551
6.125% 4/29/18		1,470	1,499
7.25% 11/10/19		3,257	3,672
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,503	7,490
8.021% 8/10/22		2,157	2,421
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		1,951	1,868
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,468	1,636
8.028% 11/1/17		390	422
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,606	4,147
Series 2012-2 Class B, 6.75% 12/3/22		1,392	1,472
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 1,848	$ 1,848
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		2,987	3,152
			39,296
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (i)		1,225	1,256
6.125% 4/1/25 (i)		1,225	1,259
			2,515
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		11,615	12,132
APX Group, Inc. 8.75% 12/1/20		6,550	5,322
Cenveo Corp. 6% 8/1/19 (i)		2,285	1,611
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,627
5.25% 8/1/20		2,915	2,973
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,498
7.25% 12/1/20		4,475	4,629
Garda World Security Corp. 7.25% 11/15/21 (i)		1,655	1,423
TMS International Corp. 7.625% 10/15/21 (i)		825	637
			33,852
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,000	2,060
5.875% 10/15/24		1,715	1,749
Cementos Progreso Trust 7.125% 11/6/23 (i)		1,670	1,657
Odebrecht Finance Ltd. 4.375% 4/25/25 (i)		2,155	1,121
			6,587
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (i)		2,140	2,081
5% 10/1/25 (i)		3,860	3,773
			5,854
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (i)		$ 1,360	$ 1,377
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (i)		4,180	4,201
Terex Corp. 6% 5/15/21		4,045	3,721
			7,922
Marine - 0.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (i)		1,321	661
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (i)		3,645	2,387
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		455	46
			3,094
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,300	4,964
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (i)		1,490	1,508
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (i)		1,660	1,610
			3,118
Trading Companies & Distributors - 1.7%
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,027
5.5% 2/15/22		3,785	3,880
6.25% 12/1/19		4,985	5,359
7.625% 4/15/20		3,275	3,684
Ashtead Capital, Inc. 5.625% 10/1/24 (i)		3,925	3,974
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	3,450	2,353
3.375% 9/30/20 (Reg. S)	EUR	3,100	2,773
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,110
4.625% 4/15/21		5,675	5,817
5.875% 4/1/19		18,705	19,827
5.875% 8/15/22		7,605	8,099
6.25% 5/15/19		17,040	18,254
8.25% 12/15/20		11,050	13,067
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22		$ 19,820	$ 23,982
NES Rentals Holdings, Inc. 7.875% 5/1/18 (i)		1,290	1,174
			121,380
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (i)		4,818	5,071
10.75% 12/1/20 (Reg. S)		140	147
Autoridad del Canal de Panama 4.95% 7/29/35 (i)		1,665	1,706
			6,924
TOTAL INDUSTRIALS			257,004
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (i)		3,959	4,172
8.875% 1/1/20 (i)		2,265	2,401
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (i)		6,260	6,463
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,698
Lucent Technologies, Inc.:
6.45% 3/15/29		15,605	15,800
6.5% 1/15/28		6,600	6,633
			38,167
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,075	4,213
5% 2/15/23		2,125	2,154
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,202
			8,569
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,152
j2 Global, Inc. 8% 8/1/20		2,970	3,104
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.:
4.625% 5/1/23		$ 3,740	$ 3,621
5.25% 4/1/25		3,790	3,828
			13,705
IT Services - 0.2%
Ceridian HCM Holding, Inc. 11% 3/15/21 (i)		2,010	1,578
Everi Payments, Inc. 10% 1/15/22		4,265	3,753
First Data Corp. 5.375% 8/15/23 (i)		5,650	5,678
			11,009
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. 6% 4/1/22 (i)		1,150	1,164
Micron Technology, Inc.:
5.25% 8/1/23 (i)		1,545	1,387
5.25% 1/15/24 (i)		3,250	2,860
5.5% 2/1/25		10,885	9,470
5.625% 1/15/26 (i)		2,880	2,491
5.875% 2/15/22		2,320	2,256
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (i)		1,710	1,680
5.75% 2/15/21 (i)		4,280	4,451
5.75% 3/15/23 (i)		13,101	13,527
Qorvo, Inc.:
6.75% 12/1/23 (i)		1,205	1,229
7% 12/1/25 (i)		2,570	2,647
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (i)		3,690	3,838
			47,000
Software - 0.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (i)		21,060	22,060
6.125% 9/15/23 (i)		5,865	6,217
Blue Coat Systems, Inc. 8.375% 6/1/23 (i)		3,365	3,382
BMC Software Finance, Inc. 8.125% 7/15/21 (i)		8,910	5,925
BMC Software, Inc. 7.25% 6/1/18		745	615
Ensemble S Merger Sub, Inc. 9% 9/30/23 (i)		6,240	6,029
Italics Merger Sub, Inc. 7.125% 7/15/23 (i)		1,905	1,724
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 5.375% 8/15/20 (i)		$ 2,085	$ 2,088
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (i)		2,985	3,082
			51,122
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 6/1/23		8,390	7,344
TOTAL INFORMATION TECHNOLOGY			176,916
MATERIALS - 3.1%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,900	8,266
Braskem Finance Ltd.:
5.375% 5/2/22 (i)		2,825	2,345
5.75% 4/15/21 (i)		1,800	1,566
6.45% 2/3/24		1,975	1,699
Chemtura Corp. 5.75% 7/15/21		1,960	1,970
Mexichem S.A.B. de CV 4.875% 9/19/22 (i)		1,750	1,741
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	25,880
4.69% 4/24/22		12,150	6,014
10% 10/15/20 (e)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (i)		1,725	1,708
OCP SA 5.625% 4/25/24 (i)		1,140	1,157
Platform Specialty Products Corp.:
6.5% 2/1/22 (i)		2,960	2,560
10.375% 5/1/21 (i)		1,120	1,117
PolyOne Corp. 5.25% 3/15/23		2,630	2,564
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (i)		1,380	1,339
Solvay SA:
1.625% 12/2/22 (Reg. S)	EUR	2,600	2,822
2.75% 12/2/27 (Reg. S)	EUR	3,400	3,719
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	2,390	2,480
TPC Group, Inc. 8.75% 12/15/20 (i)		6,250	4,063
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (i)		2,085	2,198
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (i)		$ 11,663	$ 11,780
5.625% 10/1/24 (i)		2,555	2,581
			89,569
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (i)		1,350	1,158
9.375% 10/12/22 (i)		2,120	2,231
Prince Mineral Holding Corp. 11.5% 12/15/19 (i)		1,435	1,033
Union Andina de Cementos SAA 5.875% 10/30/21 (i)		1,825	1,761
			6,183
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (i)(m)		11,818	11,603
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (i)		2,530	2,359
6.25% 1/31/19 (i)		2,135	2,050
6.75% 1/31/21 (i)		4,430	4,253
7% 11/15/20 (i)		452	444
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (i)		4,700	4,647
6% 6/15/17 (i)		2,370	2,293
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (i)		1,770	1,451
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,633
7.5% 12/15/96		4,010	3,664
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,352
Sealed Air Corp. 5.25% 4/1/23 (i)		2,170	2,213
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,578
			50,540
Metals & Mining - 1.0%
Aleris International, Inc. 6% 6/1/20 (i)		30	30
Alrosa Finance SA 7.75% 11/3/20 (i)		1,660	1,746
Compania Minera Ares SAC 7.75% 1/23/21 (i)		2,560	2,387
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA:
6.5% 4/22/20 (i)		$ 6,935	$ 6,498
9.5% 4/24/18 (Reg. S)		7,930	8,311
Evraz, Inc. NA Canada 7.5% 11/15/19 (i)		3,035	2,838
Ferrexpo Finance PLC:
10.375% 4/7/19 (i)		7,523	4,100
10.375% 4/7/19 (i)		680	371
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (i)		3,270	2,992
Gerdau Trade, Inc. 5.75% 1/30/21 (i)		1,320	1,046
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (i)		9,115	6,791
4.875% 10/7/20 (Reg. S)		450	335
GTL Trade Finance, Inc. 5.893% 4/29/24 (i)		3,250	2,308
Metalloinvest Finance Ltd. 5.625% 4/17/20 (i)		4,290	4,124
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,095	466
10.5% 11/28/17 (i)		9,887	4,400
10.5% 11/28/17 (Reg. S)		337	150
Mirabela Nickel Ltd. 1% 9/10/44 (i)		13	0
New Gold, Inc. 7% 4/15/20 (i)		1,295	1,166
Nord Gold NV 6.375% 5/7/18 (i)		2,137	2,149
Polyus Gold International Ltd.:
5.625% 4/29/20 (i)		7,870	7,536
5.625% 4/29/20 (Reg. S)		500	479
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,250	963
11.25% 10/15/18		6,052	4,509
Samarco Mineracao SA 5.75% 10/24/23 (i)		1,905	610
Southern Copper Corp. 7.5% 7/27/35		3,295	3,080
Vale Overseas Ltd.:
6.25% 1/11/16		1,525	1,525
6.875% 11/21/36		1,920	1,342
Vedanta Resources PLC 6% 1/31/19 (i)		3,110	1,968
			74,220
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,236
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Mercer International, Inc.:
7% 12/1/19		$ 2,755	$ 2,762
7.75% 12/1/22		4,955	5,005
NewPage Corp.:
0% 5/1/12 (e)(m)		2,460	0
11.375% 12/31/14 (e)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (e)(i)		4,925	0
			9,003
TOTAL MATERIALS			229,515
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (i)		9,695	9,598
6.625% 2/15/23 (i)		7,355	7,263
7.875% 12/15/19 (i)		4,110	4,274
Altice Finco SA:
8.125% 1/15/24 (i)		7,845	7,590
9.875% 12/15/20 (i)		4,825	5,139
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,054
9% 8/15/31		3,545	2,978
FairPoint Communications, Inc. 8.75% 8/15/19 (i)		2,730	2,689
GCI, Inc. 6.875% 4/15/25		3,760	3,845
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,259
Level 3 Financing, Inc.:
5.125% 5/1/23 (i)		3,845	3,816
5.375% 5/1/25 (i)		3,845	3,826
Lynx I Corp. 5.375% 4/15/21 (i)		2,475	2,555
Lynx II Corp. 6.375% 4/15/23 (i)		1,555	1,578
Qtel International Finance Ltd. 5% 10/19/25 (i)		1,925	2,077
Sable International Finance Ltd. 6.875% 8/1/22 (i)		12,960	12,506
Sprint Capital Corp.:
6.875% 11/15/28		20,562	14,342
8.75% 3/15/32		9,272	6,954
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (i)		1,680	1,533
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
6.875% 9/15/33		$ 1,925	$ 1,847
7.25% 9/15/25		420	447
7.25% 10/15/35		1,205	1,184
UPCB Finance IV Ltd. 5.375% 1/15/25 (i)		4,110	3,874
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,205
			110,433
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,889
Comcel Trust 6.875% 2/6/24 (i)		2,485	1,913
Digicel Group Ltd.:
6% 4/15/21 (i)		745	628
6.75% 3/1/23 (i)		1,680	1,403
7% 2/15/20 (i)		860	783
7.125% 4/1/22 (i)		29,625	22,219
8.25% 9/30/20 (i)		19,375	15,984
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		14,080	8,976
7.25% 10/15/20		6,545	5,727
7.5% 4/1/21		5,670	4,933
Millicom International Cellular SA:
4.75% 5/22/20 (i)		4,125	3,692
6% 3/15/25 (i)		6,925	5,886
6.625% 10/15/21 (i)		6,720	6,208
MTS International Funding Ltd. 8.625% 6/22/20 (i)		7,945	8,755
Neptune Finco Corp.:
6.625% 10/15/25 (i)		7,210	7,498
10.125% 1/15/23 (i)		7,455	7,772
10.875% 10/15/25 (i)		17,675	18,515
Sprint Communications, Inc. 6% 11/15/22		4,945	3,486
Sprint Corp.:
7.125% 6/15/24		17,197	12,403
7.625% 2/15/25		9,580	6,993
7.875% 9/15/23		9,580	7,195
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	6,946
6.125% 1/15/22		6,915	7,105
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.25% 4/1/21		$ 6,563	$ 6,760
6.375% 3/1/25		19,464	19,659
6.5% 1/15/24		25,330	25,837
6.625% 4/1/23		17,880	18,238
6.633% 4/28/21		6,470	6,713
6.731% 4/28/22		4,205	4,384
6.836% 4/28/23		4,925	5,097
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,414
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		1,925	2,079
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)		11,740	12,002
VimpelCom Holdings BV:
9% 2/13/18 (i)	RUB	56,100	728
9% 2/13/18 (Reg S.)	RUB	157,490	2,043
			273,863
TOTAL TELECOMMUNICATION SERVICES			384,296
UTILITIES - 1.8%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (i)		665	672
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,386
Lamar Funding Ltd. 3.958% 5/7/25 (i)		1,665	1,479
RJS Power Holdings LLC 5.125% 7/15/19 (i)		3,915	2,936
			6,473
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		454	462
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	7,568
8% 3/1/32		6,000	5,892
			13,922
Corporate Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 1.5%
Dynegy, Inc.:
7.375% 11/1/22		$ 3,035	$ 2,640
7.625% 11/1/24		4,635	3,962
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		9,438	9,249
11.25% 11/1/17 pay-in-kind (e)(m)		7,535	7,384
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		21,403	22,633
12.25% 3/1/22 (e)(i)		19,812	21,100
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,625	1,666
PPL Energy Supply LLC 6.5% 6/1/25 (i)		3,040	2,006
TerraForm Power Operating LLC:
5.875% 2/1/23 (i)		2,385	1,974
6.125% 6/15/25 (i)		1,190	958
The AES Corp.:
4.875% 5/15/23		4,715	4,126
5.5% 3/15/24		2,355	2,102
TXU Corp.:
5.55% 11/15/14 (e)		1,623	1,331
6.5% 11/15/24 (e)		13,610	11,160
6.55% 11/15/34 (e)		26,380	21,632
			113,923
TOTAL UTILITIES			134,318
TOTAL NONCONVERTIBLE BONDS			3,257,921
TOTAL CORPORATE BONDS (Cost $3,449,637)			3,258,456
U.S. Government and Government Agency Obligations - 13.7%

U.S. Government Agency Obligations - 0.5%
Federal Home Loan Bank 1% 6/21/17		7,560	7,556
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,938
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
4.25% 9/15/65		$ 8,147	$ 7,983
5.25% 9/15/39		968	1,171
5.375% 4/1/56		3,004	3,588
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			33,236
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		20,817	18,121
1.375% 2/15/44		10,779	10,950
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			29,071
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bonds:
2.875% 8/15/45		1,075	1,042
3% 11/15/45		2,500	2,488
3.625% 2/15/44 (k)(l)		67,285	75,546
4.25% 5/15/39		16,500	20,345
5.25% 2/15/29		7,107	9,312
5.375% 2/15/31		27,653	37,493
6.125% 8/15/29 (k)		3,900	5,535
7.875% 2/15/21		5,350	6,931
U.S. Treasury Notes:
0.5% 7/31/17		3,462	3,436
0.75% 4/15/18		1,155	1,144
0.875% 8/15/17		7,906	7,889
0.875% 11/30/17 (h)		29,395	29,313
0.875% 1/31/18		9,114	9,069
0.875% 7/31/19		22,402	21,899
1% 5/31/18		36,119	35,938
1% 8/15/18		10,000	9,936
1.125% 6/15/18		488	487
1.25% 12/15/18		9,291	9,273
1.375% 2/28/19		38,974	38,954
1.375% 3/31/20		3,000	2,964
1.375% 4/30/20		60,229	59,462
1.5% 12/31/18		5,994	6,022
1.5% 1/31/19		20,481	20,556
1.5% 1/31/22		11,077	10,770
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19		$ 36,618	$ 36,838
1.625% 6/30/19		37,248	37,422
1.625% 6/30/20		2,185	2,177
1.625% 11/30/20		13,786	13,708
1.75% 9/30/19		27,073	27,262
1.75% 12/31/20		6,000	5,995
1.875% 9/30/17		27,900	28,298
1.875% 10/31/17		56,677	57,509
2% 5/31/21		22,000	22,155
2% 11/30/22		71,673	71,282
2% 8/15/25		19,770	19,275
2.125% 6/30/21		10,000	10,129
2.125% 12/31/22		3,000	3,006
2.125% 5/15/25		3,185	3,143
2.25% 3/31/21		41,407	42,261
2.25% 4/30/21		53,073	54,142
2.25% 11/15/25		3,000	2,993
2.375% 8/15/24		5,270	5,325
3.5% 2/15/18		15,195	15,959
TOTAL U.S. TREASURY OBLIGATIONS			884,683
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.637% 12/7/20 (NCUA Guaranteed) (m)		1,603	1,599
Series 2011-R1 Class 1A, 0.7186% 1/8/20 (NCUA Guaranteed) (m)		3,479	3,488
Series 2011-R4 Class 1A, 0.6486% 3/6/20 (NCUA Guaranteed) (m)		1,144	1,145
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,335
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,374
TOTAL OTHER GOVERNMENT RELATED			60,941
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $999,504)			1,007,931
U.S. Government Agency - Mortgage Securities - 1.0%
		Principal Amount (000s) (f)	Value (000s)
Fannie Mae - 0.6%
1.99% 11/1/35 (m)		$ 335	$ 348
2.026% 9/1/33 (m)		368	382
2.115% 10/1/35 (m)		21	21
2.19% 3/1/37 (m)		23	24
2.204% 1/1/35 (m)		168	176
2.215% 2/1/36 (m)		10	10
2.278% 6/1/47 (m)		128	136
2.29% 11/1/33 (m)		45	47
2.302% 6/1/36 (m)		39	41
2.351% 7/1/35 (m)		133	140
2.358% 3/1/33 (m)		81	85
2.372% 2/1/37 (m)		406	430
2.393% 9/1/36 (m)		67	70
2.419% 11/1/36 (m)		33	35
2.51% 4/1/36 (m)		242	257
2.525% 5/1/36 (m)		33	35
2.557% 6/1/42 (m)		269	275
2.686% 2/1/42 (m)		1,659	1,714
2.759% 1/1/42 (m)		1,481	1,535
2.903% 8/1/35 (m)		410	436
2.951% 11/1/40 (m)		160	166
2.98% 9/1/41 (m)		184	192
2.991% 10/1/41 (m)		80	83
3.242% 7/1/41 (m)		300	315
3.347% 10/1/41 (m)		153	159
3.553% 7/1/41 (m)		356	374
4.5% 7/1/33 to 4/1/39		20,140	21,886
5% 2/1/22 to 7/1/35		3,948	4,349
5.5% 10/1/20 to 1/1/29		2,835	3,072
6% 6/1/16 to 10/1/16		4	4
6.5% 5/1/16 to 8/1/36		3,760	4,334
TOTAL FANNIE MAE			41,131
Freddie Mac - 0.1%
1.825% 3/1/37 (m)		16	16
1.925% 3/1/35 (m)		97	100
1.985% 1/1/36 (m)		78	81
2.034% 2/1/37 (m)		47	49
2.095% 8/1/37 (m)		69	73
2.114% 1/1/37 (m)		235	245
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (f)	Value (000s)
Freddie Mac - continued
2.175% 6/1/37 (m)		$ 27	$ 28
2.246% 5/1/37 (m)		68	71
2.275% 6/1/33 (m)		205	215
2.333% 4/1/37 (m)		81	85
2.35% 7/1/35 (m)		136	143
2.364% 10/1/42 (m)		1,680	1,782
2.403% 10/1/36 (m)		264	278
2.415% 6/1/37 (m)		227	241
2.426% 10/1/35 (m)		120	126
2.436% 5/1/37 (m)		63	66
2.483% 5/1/37 (m)		736	781
2.507% 6/1/37 (m)		47	50
2.51% 5/1/37 (m)		299	316
2.511% 2/1/36 (m)		5	6
2.595% 4/1/37 (m)		8	8
2.615% 9/1/35 (m)		54	57
2.795% 7/1/36 (m)		66	70
2.798% 7/1/35 (m)		180	191
3.078% 9/1/41 (m)		1,676	1,738
3.211% 9/1/41 (m)		203	211
3.226% 4/1/41 (m)		203	212
3.239% 10/1/35 (m)		38	40
3.298% 6/1/41 (m)		223	235
3.451% 5/1/41 (m)		170	176
3.618% 6/1/41 (m)		320	337
3.704% 5/1/41 (m)		265	279
6% 1/1/24		977	1,065
6.5% 3/1/16 to 3/1/22		366	397
TOTAL FREDDIE MAC			9,768
Ginnie Mae - 0.3%
4.3% 8/20/61 (r)		2,613	2,714
4.649% 2/20/62 (r)		1,834	1,939
4.682% 2/20/62 (r)		2,422	2,551
4.684% 1/20/62 (r)		11,636	12,246
5.47% 8/20/59 (r)		842	862
5.5% 11/15/35		1,421	1,596
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (f)	Value (000s)
Ginnie Mae - continued
5.612% 4/20/58 (r)		$ 357	$ 360
6% 6/15/36		2,988	3,436
TOTAL GINNIE MAE			25,704
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,013)			76,603
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3516% 6/25/36 (m)		3,553	3,618
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		5	5
Series 2003-70 Class BJ, 5% 7/25/33		384	424
Series 2005-19 Class PA, 5.5% 7/25/34		1,180	1,261
Series 2005-27 Class NE, 5.5% 5/25/34		986	1,012
Series 2005-64 Class PX, 5.5% 6/25/35		1,174	1,275
Series 2005-68 Class CZ, 5.5% 8/25/35		3,156	3,506
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,189
Series 2015-54 Class GA, 2.5% 7/25/45		4,674	4,712
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		24	24
Series 2003-117 Class MD, 5% 12/25/23		752	817
Series 2004-91 Class Z, 5% 12/25/34		3,279	3,618
Series 2005-117 Class JN, 4.5% 1/25/36		735	791
Series 2005-14 Class ZB, 5% 3/25/35		1,205	1,329
Series 2006-72 Class CY, 6% 8/25/26		1,034	1,131
Series 2009-59 Class HB, 5% 8/25/39		1,661	1,832
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		215	16
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		325	24
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,157	287
Series 2010-39 Class FG, 1.3416% 3/25/36 (m)		2,290	2,348
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		707	51
Series 2011-67 Class AI, 4% 7/25/26 (o)		615	67
Series 2012-27 Class EZ, 4.25% 3/25/42		3,234	3,571
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2630 Class FL, 0.8305% 6/15/18 (m)		$ 8	$ 8
Series 2711 Class FC, 1.2305% 2/15/33 (m)		1,299	1,320
floater planned amortization class Series 2770 Class FH, 0.7305% 3/15/34 (m)		1,421	1,431
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		46	50
Series 2376 Class JE, 5.5% 11/15/16		15	15
Series 2381 Class OG, 5.5% 11/15/16		6	6
Series 2425 Class JH, 6% 3/15/17		24	25
Series 2996 Class MK, 5.5% 6/15/35		126	140
Series 3415 Class PC, 5% 12/15/37		543	580
Series 3763 Class QA, 4% 4/15/34		1,170	1,201
Series 3840 Class VA, 4.5% 9/15/27		1,605	1,706
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,471	1,495
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,429	6,055
Series 2303 Class ZV, 6% 4/15/31		118	128
Series 2877 Class ZD, 5% 10/15/34		3,940	4,338
Series 3745 Class KV, 4.5% 12/15/26		2,880	3,127
Series 3843 Class PZ, 5% 4/15/41		939	1,097
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7068% 7/20/37 (m)		726	732
Series 2008-2 Class FD, 0.6868% 1/20/38 (m)		181	183
Series 2008-73 Class FA, 1.0668% 8/20/38 (m)		1,147	1,170
Series 2008-83 Class FB, 1.1068% 9/20/38 (m)		1,106	1,129
Series 2009-108 Class CF, 0.9445% 11/16/39 (m)		871	880
Series 2009-116 Class KF, 0.8745% 12/16/39 (m)		677	683
Series 2010-H17 Class FA, 0.5235% 7/20/60 (m)(r)		4,031	3,981
Series 2010-H18 Class AF, 0.4947% 9/20/60 (m)(r)		4,836	4,766
Series 2010-H19 Class FG, 0.4947% 8/20/60 (m)(r)		5,752	5,676
Series 2010-H27 Series FA, 0.5747% 12/20/60 (m)(r)		1,839	1,815
Series 2011-H05 Class FA, 0.6947% 12/20/60 (m)(r)		3,117	3,097
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H07 Class FA, 0.692% 2/20/61 (m)(r)		$ 6,282	$ 6,253
Series 2011-H12 Class FA, 0.682% 2/20/61 (m)(r)		7,490	7,416
Series 2011-H13 Class FA, 0.6947% 4/20/61 (m)(r)		2,834	2,815
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (m)(r)		3,327	3,306
Class FC, 0.6947% 5/20/61 (m)(r)		3,075	3,057
Series 2011-H17 Class FA, 0.7247% 6/20/61 (m)(r)		3,931	3,899
Series 2011-H21 Class FA, 0.7947% 10/20/61 (m)(r)		4,217	4,208
Series 2012-H01 Class FA, 0.8947% 11/20/61 (m)(r)		3,586	3,586
Series 2012-H03 Class FA, 0.8947% 1/20/62 (m)(r)		2,310	2,315
Series 2012-H06 Class FA, 0.8247% 1/20/62 (m)(r)		3,487	3,485
Series 2012-H07 Class FA, 0.8247% 3/20/62 (m)(r)		2,159	2,156
Series 2013-H19:
Class FC, 0.7947% 8/20/63 (m)(r)		488	487
Class FD, 0.7947% 8/20/63 (m)(r)		1,362	1,359
Series 2015-H13 Class FL, 0.472% 5/20/63 (m)(r)		15,851	15,812
Series 2015-H19 Class FA, 0.392% 4/20/63 (m)(r)		15,057	15,002
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		75	76
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,478	200
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,953
Series 2014-H12 Class KA, 2.75% 5/20/64 (r)		2,502	2,547
Series 2010-H15 Class TP, 5.15% 8/20/60 (r)		9,243	9,805
Series 2010-H17 Class XP, 5.3015% 7/20/60 (m)(r)		12,248	12,960
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(r)		9,179	9,735
Series 2012-64 Class KB, 7.0242% 5/20/41 (m)		465	549
Series 2013-124:
Class ES, 8.391% 4/20/39 (m)(p)		3,751	4,127
Class ST, 8.5243% 8/20/39 (m)(p)		7,046	8,152
Series 2015-H17 Class HA, 2.5% 5/20/65 (r)		8,798	8,905
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2015-H21:
Class HA, 2.5% 6/20/63 (r)		$ 26,505	$ 26,825
Class JA, 2.5% 6/20/65 (r)		2,522	2,553
Series 2015-H30 Class HA, 1.75% 9/20/62 (m)(r)		17,334	17,146
Series 2090-118 Class XZ, 5% 12/20/39		4,510	5,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $270,533)			270,706
Commercial Mortgage Securities - 1.9%

Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.542% 4/25/19 (m)		53	53
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,291
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,225
Series K009 Class A2, 3.808% 8/25/20		17,980	19,250
Series K027 Class A2, 2.637% 1/25/23		2,406	2,402
Series K029 Class A2, 3.32% 2/25/23 (m)		1,186	1,237
Series K034 Class A1, 2.669% 2/25/23		7,763	7,937
Series K717 Class A2, 2.991% 9/25/21		7,620	7,821
Series K039 Class A2, 3.303% 7/25/24		14,456	14,864
Series K042 Class A2, 2.67% 12/25/24		11,700	11,506
Series K501 Class A2, 1.655% 11/25/16		4,565	4,575
Series K714 Class A2, 3.034% 10/25/20		15,000	15,508
Series K716 Class A2, 3.13% 6/25/21		8,500	8,792
Series K720 Class A2, 2.716% 6/25/22		5,019	5,049
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		12,446	12,617
Series K044 Class A2, 2.811% 1/25/25		10,800	10,634
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $138,771)			137,761
Foreign Government and Government Agency Obligations - 15.3%
		Principal Amount (000s) (f)	Value (000s)
Argentine Republic:
7% 4/17/17		$ 52,275	$ 52,882
8.28% 12/31/33 (e)		3,722	4,281
8.75% 6/2/17 (e)		6,810	7,780
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	18,275	13,775
4.25% 7/21/17	AUD	30,400	22,895
4.25% 4/21/26	AUD	15,000	12,246
Azerbaijan Republic 4.75% 3/18/24 (i)		1,435	1,339
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(q)		500,000	0
value recovery B rights 1/2/21 (a)(q)		750,000	0
Belarus Republic 8.95% 1/26/18		11,200	11,450
Brazilian Federative Republic:
4.25% 1/7/25		4,825	3,884
5.625% 1/7/41		9,135	6,623
7.125% 1/20/37		10,630	9,168
8.25% 1/20/34		13,565	13,056
Buenos Aires Province:
9.375% 9/14/18 (i)		3,605	3,677
9.95% 6/9/21 (i)		2,335	2,385
10.875% 1/26/21 (Reg. S)		11,890	12,544
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	5,100	5,678
1.25% 9/15/32 (i)	EUR	9,200	10,335
1.45% 9/15/22	EUR	13,800	15,393
1.65% 3/1/32	EUR	2,500	2,581
2.5% 12/1/24	EUR	16,300	19,238
4.5% 3/1/24	EUR	16,625	22,444
Canadian Government:
1.5% 2/1/17	CAD	37,600	27,473
1.5% 3/1/20	CAD	20,000	14,963
1.5% 6/1/26	CAD	20,750	14,951
3.5% 12/1/45	CAD	6,850	6,422
Central Bank of Nigeria warrants 11/15/20 (a)(q)		5,500	265
City of Buenos Aires:
8.95% 2/19/21 (i)		3,835	4,046
9.95% 3/1/17 (i)		1,975	2,047
Colombian Republic:
4.375% 3/21/23	COP	20,328,000	5,341
5% 6/15/45		1,275	1,065
5.625% 2/26/44		1,300	1,186
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
Colombian Republic: - continued
7.375% 9/18/37		$ 1,600	$ 1,764
10.375% 1/28/33		6,130	8,643
Congo Republic 4% 6/30/29 (g)		12,851	10,088
Costa Rican Republic:
4.25% 1/26/23 (i)		1,330	1,164
5.625% 4/30/43 (i)		680	485
7% 4/4/44 (i)		4,045	3,373
Croatia Republic:
5.5% 4/4/23 (i)		1,015	1,030
6% 1/26/24 (i)		1,100	1,146
6.375% 3/24/21 (i)		1,545	1,641
6.625% 7/14/20 (i)		1,030	1,104
6.75% 11/5/19 (i)		1,015	1,087
Danish Kingdom 1.75% 11/15/25	DKK	63,900	10,002
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (i)		575	563
6.25% 10/4/20 (i)		2,585	2,492
6.25% 7/27/21 (i)		1,140	1,084
Dominican Republic:
1.4674% 8/30/24 (m)		8,938	8,748
5.5% 1/27/25 (i)		1,375	1,323
6.85% 1/27/45 (i)		3,865	3,643
7.45% 4/30/44 (i)		5,160	5,199
7.5% 5/6/21 (i)		3,140	3,368
El Salvador Republic 7.625% 2/1/41 (i)		555	465
Georgia Republic 6.875% 4/12/21 (i)		1,270	1,313
German Federal Republic:
0.25% 10/16/20	EUR	250	275
0.5% 2/15/25	EUR	350	378
2% 8/15/23	EUR	450	551
2.5% 8/15/46	EUR	11,250	15,249
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,408
Hungarian Republic:
5.375% 3/25/24		1,918	2,100
5.75% 11/22/23		3,035	3,396
7.625% 3/29/41		2,563	3,468
Indonesian Republic:
3.375% 4/15/23 (i)		1,850	1,719
4.75% 1/8/26 (i)		1,855	1,832
5.25% 1/17/42 (i)		1,795	1,621
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
Indonesian Republic: - continued
5.375% 10/17/23		$ 1,650	$ 1,715
5.95% 1/8/46 (i)		1,820	1,792
6.625% 2/17/37 (i)		3,260	3,416
6.75% 1/15/44 (i)		1,370	1,468
7.75% 1/17/38 (i)		6,720	7,861
8.5% 10/12/35 (Reg. S)		5,535	6,884
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	5,150	5,367
2.4% 5/15/30 (Reg. S)	EUR	7,900	9,374
Islamic Republic of Pakistan:
7.125% 3/31/16 (i)		8,385	8,396
7.25% 4/15/19 (i)		6,510	6,630
8.25% 4/15/24 (i)		1,375	1,410
8.25% 9/30/25 (i)		1,890	1,921
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	34,654
5.5% 12/4/23		7,426	8,936
Italian Republic 4.75% 9/1/44	EUR	4,900	7,521
Ivory Coast 5.75% 12/31/32		7,040	6,258
Japan Government:
0.1% 2/15/16	JPY	2,300,000	19,139
0.1% 3/15/16	JPY	2,200,000	18,308
0.1% 8/15/16	JPY	220,000	1,832
0.1% 12/15/16	JPY	1,237,000	10,305
0.3% 6/20/16	JPY	747,000	6,224
0.9% 6/20/22	JPY	4,879,800	42,822
1.5% 12/20/44	JPY	2,090,000	18,380
1.9% 9/20/30	JPY	7,170,000	70,644
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,650
3% 6/30/25		7,702	7,923
Kazakhstan Republic:
5.125% 7/21/25 (i)		1,990	1,961
6.5% 7/21/45 (i)		1,880	1,848
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,129
Lebanese Republic:
4% 12/31/17		5,367	5,295
5.45% 11/28/19		1,280	1,257
New Zealand Government 6% 5/15/21	NZD	7,000	5,489
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
Panamanian Republic:
6.7% 1/26/36		$ 875	$ 1,039
8.875% 9/30/27		400	553
9.375% 4/1/29		700	1,008
Peruvian Republic 4% 3/7/27 (g)		4,905	4,905
Philippine Republic:
7.75% 1/14/31		1,585	2,227
9.5% 2/2/30		1,795	2,827
Provincia de Cordoba 12.375% 8/17/17 (i)		5,870	6,075
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,642	3,506
Republic of Armenia:
6% 9/30/20 (i)		4,876	4,728
7.15% 3/26/25 (i)		3,150	3,043
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,775	7,252
Republic of Nigeria 5.125% 7/12/18 (i)		2,660	2,534
Republic of Serbia:
6.75% 11/1/24 (i)		6,491	6,605
7.25% 9/28/21 (i)		2,300	2,600
Republic of Singapore 3.25% 9/1/20	SGD	22,600	16,864
Romanian Republic:
4.375% 8/22/23 (i)		1,880	1,957
6.125% 1/22/44 (i)		1,418	1,659
Russian Federation:
4.875% 9/16/23 (i)		3,400	3,454
5% 4/29/20 (i)		1,625	1,677
5.625% 4/4/42 (i)		2,800	2,649
5.875% 9/16/43 (i)		5,200	5,058
12.75% 6/24/28 (Reg. S)		17,085	27,006
Spanish Kingdom:
1.15% 7/30/20	EUR	25,000	27,739
2.75% 10/31/24 (Reg. S)	EUR	15,350	18,200
5.15% 10/31/44	EUR	2,150	3,309
Sweden Kingdom 3.5% 6/1/22	SEK	119,950	16,779
Switzerland Confederation 4.25% 6/5/17	CHF	21,150	22,615
Turkish Republic:
4.875% 4/16/43		1,905	1,676
5.125% 3/25/22		1,095	1,124
5.625% 3/30/21		3,500	3,701
6.25% 9/26/22		2,590	2,812
6.75% 4/3/18		1,635	1,759
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
Turkish Republic: - continued
6.75% 5/30/40		$ 3,045	$ 3,384
6.875% 3/17/36		3,150	3,528
7% 3/11/19		2,010	2,198
7.25% 3/5/38		2,320	2,718
7.375% 2/5/25		2,365	2,761
7.5% 11/7/19		4,635	5,197
8% 2/14/34		1,905	2,381
11.875% 1/15/30		3,235	5,301
Ukraine Government:
0% 5/31/40 (i)(m)		1,931	763
7.75% 9/1/19 (i)		217	201
7.75% 9/1/20 (i)		996	916
7.75% 9/1/21 (i)		952	865
7.75% 9/1/22 (i)		952	862
7.75% 9/1/23 (i)		952	847
7.75% 9/1/24 (i)		952	842
7.75% 9/1/25 (i)		952	837
7.75% 9/1/26 (i)		952	828
7.75% 9/1/27 (i)		952	828
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	6,400	9,485
3.5% 7/22/68	GBP	9,000	17,155
4.25% 3/7/36	GBP	4,500	8,370
United Mexican States:
4% 10/2/23		3,032	3,071
4.6% 1/23/46		1,625	1,438
4.75% 3/8/44		1,270	1,157
5.55% 1/21/45		1,950	1,999
6.05% 1/11/40		1,549	1,696
6.5% 6/10/21	MXN	55,055	3,305
United Republic of Tanzania 6.5375% 3/9/20 (m)		560	528
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,770	3,449
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		83,803	545
5.75% 2/26/16 (Reg S.)		21,605	19,390
9.25% 9/15/27		2,925	1,199
11.75% 10/21/26 (Reg. S)		2,570	1,144
11.95% 8/5/31 (Reg. S)		10,585	4,684
12.75% 8/23/22		3,685	1,649
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (f)	Value (000s)
Vietnamese Socialist Republic:
1.3725% 3/12/16 (m)		$ 477	$ 472
4% 3/12/28 (g)		12,266	11,959
4.8% 11/19/24 (i)		525	504
6.75% 1/29/20 (i)		2,230	2,444
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,147,136)			1,125,784
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,327)	INR	85,000	1,283
Common Stocks - 5.1%
	Shares
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.3%
Chassix Holdings, Inc.	257,525	7,321
Chassix Holdings, Inc. warrants (a)	14,128	29
Delphi Automotive PLC	65,400	5,607
Exide Technologies	3,298	0
Exide Technologies	10,993	0
Lear Corp.	29,300	3,599
Tenneco, Inc. (a)	104,400	4,793
		21,349
Automobiles - 0.0%
General Motors Co.	3,714	126
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(u)	27,059	336
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. unit	491,000	7,807
Fiesta Restaurant Group, Inc. (a)	86,500	2,906
Station Holdco LLC (a)(s)(u)	4,160,035	14,477
Station Holdco LLC (a)(t)(u)	31,652	110
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Holdco LLC:
unit (a)(t)(u)	47,684	$ 27
warrants 6/15/18 (a)(s)(u)	165,967	93
		25,420
Household Durables - 0.3%
CalAtlantic Group, Inc.	142,640	5,409
Harman International Industries, Inc.	75,500	7,113
Lennar Corp. Class A	192,700	9,425
Taylor Morrison Home Corp. (a)	296,700	4,747
		26,694
Media - 0.4%
AMC Networks, Inc. Class A (a)	122,300	9,133
Naspers Ltd. Class N	65,500	8,953
Sinclair Broadcast Group, Inc. Class A (h)	344,600	11,213
		29,299
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,074,700	6,061
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)(h)	61,400	2,898
Michael Kors Holdings Ltd. (a)	64,400	2,580
		5,478
TOTAL CONSUMER DISCRETIONARY		114,763
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (u)	1,267,569	13
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	93
TOTAL CONSUMER STAPLES		106
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (a)	96,300	957
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP	55,000	$ 1,143
Southwestern Energy Co. (a)(h)	124,200	883
		2,026
TOTAL ENERGY		2,983
FINANCIALS - 0.2%
Capital Markets - 0.1%
Penson Worldwide, Inc. Class A (a)	3,519,861	0
The Blackstone Group LP	156,700	4,582
Consumer Finance - 0.1%
OneMain Holdings, Inc. (a)	182,500	7,581
TOTAL FINANCIALS		12,163
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	33,600	10,293
Celgene Corp. (a)	86,200	10,323
Gilead Sciences, Inc.	110,200	11,151
		31,767
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (a)	182,900	12,370
Rotech Healthcare, Inc. (a)	60,966	1,938
		14,308
Pharmaceuticals - 0.4%
Allergan PLC (a)	52,300	16,344
Endo Health Solutions, Inc. (a)	99,800	6,110
Teva Pharmaceutical Industries Ltd. sponsored ADR	70,400	4,621
		27,075
TOTAL HEALTH CARE		73,150
INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (a)	725,700	5,355
Delta Air Lines, Inc.	68,600	3,477
		8,832
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(u)	8,614,133	$ 517
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		2
Road & Rail - 0.0%
Avis Budget Group, Inc. (a)	66,600	2,417
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	109,700	3,673
HD Supply Holdings, Inc. (a)	250,000	7,508
Penhall Acquisition Co.:
Class A (a)	5,465	433
Class B (a)	1,821	144
United Rentals, Inc. (a)	140,900	10,221
		21,979
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(i)	361,938	3,257
TOTAL INDUSTRIALS		37,004
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
CDW Corp.	202,100	8,496
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	237,100	19,269
Alphabet, Inc. Class A (a)	14,800	11,515
Baidu.com, Inc. sponsored ADR (a)	24,100	4,556
Facebook, Inc. Class A (a)	69,700	7,295
		42,635
IT Services - 0.2%
MasterCard, Inc. Class A	57,200	5,569
PayPal Holdings, Inc. (a)	123,700	4,478
		10,047
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies Ltd.	84,600	12,280
Cypress Semiconductor Corp.	4,314	42
MagnaChip Semiconductor Corp. (a)(h)	44,695	236
NXP Semiconductors NV (a)	86,805	7,313
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	231,273	$ 11,772
Skyworks Solutions, Inc.	190,500	14,636
		46,279
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	72,200	7,600
TOTAL INFORMATION TECHNOLOGY		115,057
MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	36,200	3,146
Containers & Packaging - 0.1%
WestRock Co.	193,186	8,813
Metals & Mining - 0.0%
Aleris International, Inc. (a)(u)	34,504	371
Mirabela Nickel Ltd. (a)	2,233,475	135
		506
TOTAL MATERIALS		12,465
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	250,100	9,784
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	243
TOTAL COMMON STOCKS (Cost $402,079)		377,718
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	638
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	7,700	$ 7,932
TOTAL CONVERTIBLE PREFERRED STOCKS		8,570
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%	198,576	5,518
TOTAL PREFERRED STOCKS (Cost $13,205)		14,088
Bank Loan Obligations - 1.7%
	Principal Amount (000s) (f)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Chassix, Inc. term loan 12% 7/29/19	$ 3,243	3,210
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (m)	4,304	4,197
Tranche L 2LN, term loan 10.25% 8/13/23 (m)	1,595	1,563
		5,760
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)	1,055	923
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)	6,262	6,245
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	2,207	2,174
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (m)	342	341
		9,683
TOTAL CONSUMER DISCRETIONARY		18,653
Bank Loan Obligations - continued
	Principal Amount (000s) (f)	Value (000s)
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)	$ 2,505	$ 2,518
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)	6,241	6,200
TOTAL CONSUMER STAPLES		8,718
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)	2,686	2,673
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)	1,598	1,560
		4,233
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)	234	230
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)	1,496	1,462
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (m)	2,892	2,374
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (m)	7,446	7,346
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)	400	391
Tranche B 1LN, term loan 4.75% 11/12/21 (m)	361	358
		10,469
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)	3,443	3,389
Bank Loan Obligations - continued
	Principal Amount (000s) (f)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 5.4375% 8/16/19 (m)	$ 1,866	$ 444
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (m)	1,673	1,530
		1,974
TOTAL MATERIALS		5,363
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (m)	3,806	3,673
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (m)	1,452	1,307
Tranche D 2LN, term loan 4.1031% 3/31/19 (m)	1,453	1,308
		2,615
TOTAL TELECOMMUNICATION SERVICES		6,288
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)	69,674	69,343
TOTAL BANK LOAN OBLIGATIONS (Cost $127,362)		124,759
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (m)	2,563	2,512
Goldman Sachs 1.4375% 12/14/19 (m)	2,711	2,657
Mizuho 1.4375% 12/14/19 (m)	1,572	1,540
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,365)		6,709
Fixed-Income Funds - 6.0%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (n) (Cost $458,504)	4,472,081	$ 437,280
Preferred Securities - 3.6%
		Principal Amount (000s) (f)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (i)(j)		$ 6,245	6,631
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (j)		6,190	5,016
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (Reg. S) (j)(m)	EUR	2,200	2,251
FINANCIALS - 3.3%
Banks - 2.7%
Banco Do Brasil SA 9% (i)(j)(m)		4,830	3,180
Bank of America Corp.:
5.125% (j)(m)		9,825	9,379
5.2% (j)(m)		20,930	19,583
6.25% (j)(m)		6,570	6,720
8% (j)(m)		2,600	2,733
8.125% (j)(m)		1,840	1,892
Barclays Bank PLC 7.625% 11/21/22		15,855	18,191
Citigroup, Inc.:
5.8% (j)(m)		7,985	7,977
5.9% (j)(m)		11,900	11,957
5.95% (j)(m)		21,665	21,742
6.3% (j)(m)		1,975	1,942
JPMorgan Chase & Co.:
5% (j)(m)		11,815	11,520
5.3% (j)(m)		5,770	5,800
6% (j)(m)		19,830	20,297
6.125% (j)(m)		5,415	5,533
6.75% (j)(m)		2,975	3,326
Wells Fargo & Co.:
5.875% (j)(m)		17,295	18,250
Preferred Securities - continued
		Principal Amount (000s) (f)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
5.9% (j)(m)		$ 22,080	$ 22,334
7.98% (j)(m)		1,675	1,780
			194,136
Capital Markets - 0.4%
Bank of Scotland 7.281% (j)(m)	GBP	2,200	3,832
Goldman Sachs Group, Inc.:
5.375% (j)(m)		4,785	4,792
5.7% (j)(m)		12,429	12,453
Morgan Stanley 5.55% (j)(m)		5,805	5,954
			27,031
Consumer Finance - 0.1%
American Express Co.:
4.9% (j)(m)		3,495	3,371
5.2% (j)(m)		6,460	6,398
			9,769
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (i)(j)		2,265	1,270
8.625% (Reg. S) (j)		320	179
			1,449
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (j)(m)	EUR	2,100	2,259
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (j)(m)	EUR	3,700	3,734
Society of Lloyd's 7.421% (j)(m)	GBP	2,600	4,176
			10,169
TOTAL FINANCIALS			242,554
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (i)(j)		15,285	8,177
7.5% (Reg. S) (j)		250	134
			8,311
Preferred Securities - continued
		Principal Amount (000s) (f)	Value (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (j)		$ 7,750	$ 2,648
TOTAL PREFERRED SECURITIES (Cost $280,989)			267,411
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.33% (b)	183,393,935	183,394
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	6,647,041	6,647
TOTAL MONEY MARKET FUNDS (Cost $190,041)		190,041
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $7,561,466)		7,296,530
NET OTHER ASSETS (LIABILITIES) (d) - 0.7%		50,654
NET ASSETS - 100%		$ 7,347,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
150 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	$ 32,585	$ (47)
271 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2016	43,004	336
TOTAL TREASURY CONTRACTS		$ 75,589	$ 289

The face value of futures purchased as a percentage of net assets is 1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Mar. 2018	$ 6,200	3-month LIBOR	1.5%	$ 12	$ 0	$ 12
LCH	Mar. 2021	3,600	3-month LIBOR	2%	13	0	13
LCH	Mar. 2026	2,100	3-month LIBOR	2.5%	8	0	8
LCH	Mar. 2046	8,000	3-month LIBOR	2.75%	85	0	85
TOTAL INTEREST RATE SWAPS	$ 118	$ 0	$ 118

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Values shown as $0 may reflect amounts less than $500.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Includes cash collateral of $25,478,000 from securities on loan.
(e) Non-income producing - Security is in default.
(f) Amount is stated in United States dollars unless otherwise noted.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,461,086,000 or 19.9% of net assets.

(j) Security is perpetual in nature with no stated maturity date.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,355,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,411,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Quantity represents share amount.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(t) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,944,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Ovation Acquisition I LLC	12/23/15	$ 13
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,255
Station Holdco LLC	4/1/13	$ 36
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 338
Fidelity Floating Rate Central Fund	23,210
Fidelity Securities Lending Cash Central Fund	9
Total	$ 23,557
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 324,469	$ 172,033	$ 26,990	$ 437,280	30.2%
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,763	$ 83,417	$ 9,289	$ 22,057
Consumer Staples	744	-	93	651
Energy	2,983	2,983	-	-
Financials	17,681	17,681	-	-
Health Care	81,082	79,144	-	1,938
Industrials	37,004	32,651	-	4,353
Information Technology	115,057	115,057	-	-
Materials	12,465	11,959	-	506
Telecommunication Services	9,784	9,784	-	-
Utilities	243	243	-	-
Corporate Bonds	3,258,456	-	3,258,375	81
U.S. Government and Government Agency Obligations	1,007,931	-	1,007,931	-
U.S. Government Agency - Mortgage Securities	76,603	-	76,603	-
Collateralized Mortgage Obligations	270,706	-	270,706	-
Commercial Mortgage Securities	137,761	-	137,761	-
Foreign Government and Government Agency Obligations	1,125,784	-	1,120,334	5,450
Supranational Obligations	1,283	-	1,283	-
Bank Loan Obligations	124,759	-	118,704	6,055
Sovereign Loan Participations	6,709	-	-	6,709
Fixed-Income Funds	437,280	437,280	-	-
Preferred Securities	267,411	-	267,411	-
Money Market Funds	190,041	190,041	-	-
Total Investments in Securities:	$ 7,296,530	$ 980,240	$ 6,268,490	$ 47,800
Derivative Instruments:
Assets
Futures Contracts	$ 336	$ 336	$ -	$ -
Swaps	118	-	118	-
Total Assets	$ 454	$ 336	$ 118	$ -
Liabilities
Futures Contracts	$ (47)	$ (47)	$ -	$ -
Total Derivative Instruments:	$ 407	$ 289	$ 118	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 83,267
Net Realized Gain (Loss) on Investment Securities	(2,022)
Net Unrealized Gain (Loss) on Investment Securities	2,413
Cost of Purchases	12,471
Proceeds of Sales	(7,268)
Amortization/Accretion	241
Transfers into Level 3	-
Transfers out of Level 3	(41,302)
Ending Balance	$ 47,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$ (665)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 336	$ (47)
Swaps (b)	118	-
Total Value of Derivatives	$ 454	$ (47)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.5%
Netherlands	2.9%
Japan	2.7%
Luxembourg	2.6%
United Kingdom	2.5%
Ireland	2.2%
Canada	2.0%
Argentina	1.9%
Italy	1.6%
France	1.3%
Cayman Islands	1.2%
Mexico	1.1%
Spain	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	11.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $31,556) - See accompanying schedule: Unaffiliated issuers (cost $6,912,921)	$ 6,669,209
Fidelity Central Funds (cost $648,545)	627,321
Total Investments (cost $7,561,466)		$ 7,296,530
Cash		26,073
Receivable for investments sold		2,763
Receivable for fund shares sold		4,563
Dividends receivable		287
Interest receivable		82,694
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation margin for derivative instruments		195
Prepaid expenses		18
Other receivables		5
Total assets		7,413,135

Liabilities
Payable for investments purchased	$ 14,475
Payable for fund shares redeemed	12,068
Distributions payable	2,349
Accrued management fee	3,484
Other affiliated payables	818
Other payables and accrued expenses	632
Collateral on securities loaned, at value	32,125
Total liabilities		65,951

Net Assets		$ 7,347,184
Net Assets consist of:
Paid in capital		$ 7,651,255
Distributions in excess of net investment income		1,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,529)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(264,772)
Net Assets, for 724,101 shares outstanding		$ 7,347,184
Net Asset Value, offering price and redemption price per share ($7,347,184 ÷ 724,101 shares)		$ 10.15

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Dividends		$ 22,042
Interest		324,912
Income from Fidelity Central Funds		23,557
Total income		370,511

Expenses
Management fee	$ 45,594
Transfer agent fees	8,628
Accounting and security lending fees	1,496
Custodian fees and expenses	247
Independent trustees' compensation	33
Registration fees	132
Audit	180
Legal	973
Miscellaneous	324
Total expenses before reductions	57,607
Expense reductions	(27)	57,580
Net investment income (loss)		312,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(96,510)
Fidelity Central Funds	(1,831)
Foreign currency transactions	(766)
Futures contracts	2,190
Swaps	(689)
Total net realized gain (loss)		(97,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	(334,826)
Assets and liabilities in foreign currencies	180
Futures contracts	(1,851)
Swaps	33
Total change in net unrealized appreciation (depreciation)		(336,464)
Net gain (loss)		(434,070)
Net increase (decrease) in net assets resulting from operations		$ (121,139)

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,931	$ 315,410
Net realized gain (loss)	(97,606)	128,527
Change in net unrealized appreciation (depreciation)	(336,464)	(133,105)
Net increase (decrease) in net assets resulting from operations	(121,139)	310,832
Distributions to shareholders from net investment income	(242,359)	(313,488)
Distributions to shareholders from net realized gain	-	(128,180)
Distributions to shareholders from tax return of capital	(46,466)	-
Total distributions	(288,825)	(441,668)
Share transactions
Proceeds from sales of shares	1,055,333	1,517,378
Reinvestment of distributions	257,456	393,914
Cost of shares redeemed	(1,945,394)	(1,801,323)
Net increase (decrease) in net assets resulting from share transactions	(632,605)	109,969
Total increase (decrease) in net assets	(1,042,569)	(20,867)

Net Assets
Beginning of period	8,389,753	8,410,620
End of period (including undistributed net investment income of $1,230 and undistributed net investment income of $12,158, respectively)	$ 7,347,184	$ 8,389,753
Other Information
Shares
Sold	99,169	137,296
Issued in reinvestment of distributions	24,302	36,060
Redeemed	(184,103)	(163,561)
Net increase (decrease)	(60,632)	9,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Strategic Income Fund

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.85	$ 11.37	$ 10.81	$ 11.09
Income from Investment Operations
Net investment income (loss) B	.408	.407	.431	.464	.512
Net realized and unrealized gain (loss)	(.572)	.003E	(.391)	.693	(.006)
Total from investment operations	(.164)	.410	.040	1.157	.506
Distributions from net investment income	(.316)	(.405)	(.416)	(.430)	(.538)
Distributions from net realized gain	-	(.165)	(.144)	(.167)	(.248)
Tax return of capital	(.060)	-	-	-	-
Total distributions	(.376)	(.570)	(.560)	(.597)	(.786)
Net asset value, end of period	$ 10.15	$ 10.69	$ 10.85	$ 11.37	$ 10.81
Total ReturnA	(1.62)%	3.78%	.38%	10.90%	4.64%
Ratios to Average Net AssetsC, F
Expenses before reductions	.71%	.69%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.71%	.69%	.69%	.70%	.70%
Expenses net of all reductions	.71%	.69%	.69%	.70%	.70%
Net investment income (loss)	3.85%	3.68%	3.87%	4.15%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 7,347	$ 8,390	$ 8,411	$ 10,505	$ 8,806
Portfolio turnover rateD	88%	118%	135%	127%	229%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discounts, contingent interest, equity-debt classifications, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations and tax return of capital distributions.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 211,631
Gross unrealized depreciation	(471,529)
Net unrealized appreciation (depreciation) on securities	$ (259,898)
Tax Cost	$ 7,556,428

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (18,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ (260,058)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (18,203)

At period end, the Fund was required to defer approximately $264 of losses on futures contracts. The fund intends to defer to its next fiscal year $2,602 of ordinary losses recognized during the period November 1, 2015 to December 31,2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 242,359	$ 346,115
Long-term Capital Gains	-	95,553
Tax Return of Capital	46,466	-
Total	$ 288,825	$ 441,668

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,190	$ (1,851)
Purchased Options	(675)	675
Swaps	(689)	33
TotalsA	$ 826	$ (1,143)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $5,575,416 and $5,577,695, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $36.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $15. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $9 (including an amount of less than five hundred dollars from securities loaned to FCM).

Annual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $9,316. The weighted average interest rate was .64%. The interest expense amounted to an amount of less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $19.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral.  At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $20,255 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function.  Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee[s]) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 20096 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Marc Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015- present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2015 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-
present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 5.6072% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $170,118,068 of distributions paid during the period January 1, 2015 to December 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	7,546,614,600.94	97.201
Withheld	217,366,217.66	2.799
TOTAL	7,763,980,818.60	100.000
John Engler
Affirmative	7,502,577,017.34	96.634
Withheld	261,403,801.26	3.366
TOTAL	7,763,980,818.60	100.000
Albert R. Gamper, Jr.
Affirmative	7,511,763,106.43	96.752
Withheld	252,217,712.17	3.248
TOTAL	7,763,980,818.60	100.000
Robert F. Gartland
Affirmative	7,537,508,568.37	97.084
Withheld	226,472,250.23	2.916
TOTAL	7,763,980,818.60	100.000
Abigail P. Johnson
Affirmative	7,530,248,578.55	96.990
Withheld	233,732,240.05	3.010
TOTAL	7,763,980,818.60	100.000
Arthur E. Johnson
Affirmative	7,525,087,012.71	96.924
Withheld	238,893,805.89	3.076
TOTAL	7,763,980,818.60	100.000
Michael E. Kenneally
Affirmative	7,542,514,319.16	97.148
Withheld	221,466,499.44	2.852
TOTAL	7,763,980,818.60	100.000
James H. Keyes
Affirmative	7,503,648,841.59	96.647
Withheld	260,331,977.01	3.353
TOTAL	7,763,980,818.60	100.000
Marie L. Knowles
Affirmative	7,530,969,640.02	96.999
Withheld	233,011,178.58	3.001
TOTAL	7,763,980,818.60	100.000
Geoffrey A. von Kuhn
Affirmative	7,530,482,421.83	96.993
Withheld	233,498,396.77	3.007
TOTAL	7,763,980,818.60	100.000
Proposal 1 denotes trust wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSN-UANN-0216
1.787743.112

Item 2. Code of Ethics

As of the end of the period, December 31, 2015, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Multi-Asset Income Fund, Fidelity Global Bond Fund, Fidelity International Bond Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$71,000	$-	$3,700	$300
Fidelity Global Bond Fund	$141,000	$-	$13,300	$1,500
Fidelity International Bond Fund	$141,000	$-	$9,100	$1,500
Fidelity Intermediate Municipal Income Fund	$58,000	$-	$2,300	$3,400
Fidelity Strategic Income Fund	$166,000	$-	$6,800	$4,400

December 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$-	$-	$-	$-
Fidelity Global Bond Fund	$137,000	$-	$4,900	$1,500
Fidelity International Bond Fund	$137,000	$-	$4,900	$1,500
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,400	$3,300
Fidelity Strategic Income Fund	$162,000	$-	$4,700	$4,600

A Amounts may reflect rounding.

B Fidelity Advisor Multi-Asset Income Fund commenced operations on September 9, 2015.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2015A,B	December 31, 2014A,B
Audit-Related Fees	$5,290,000	$5,950,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Multi-Asset Income Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2015 A,B	December 31, 2014 A,B
PwC	$5,690,000	$8,130,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Multi-Asset Income Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 25, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 25, 2016